Nuveen All-American Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.8%
	MUNICIPAL BONDS – 103.5%
	Alabama – 1.2%
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
$3,500	4.000%, 7/01/38	7/28 at 100.00	Aa3	$3,696,700
3,500	4.000%, 7/01/43	7/28 at 100.00	Aa3	3,653,615
2,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	1,960,460
17,925	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	18,959,810
4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,780,627
4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BBB	4,547,880
2,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BBB	3,299,128
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A	21,221,676
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	527,025
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,568,516
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A2	8,866,864
3,055	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,423,616
76,455	Total Alabama			88,505,917
	Alaska – 0.2%
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
2,000	4.000%, 4/01/30	4/29 at 100.00	A+	2,391,480
2,045	4.000%, 4/01/31	4/29 at 100.00	A+	2,434,470
2,000	4.000%, 4/01/32	4/29 at 100.00	A+	2,369,020
615	4.000%, 4/01/34	4/29 at 100.00	A+	722,232
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	A+	4,863,430
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	1/21 at 100.00	B3	2,029,560
12,515	Total Alaska			14,810,192

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona – 2.2%
$1,500	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	$1,534,770
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,100	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,223,222
1,000	5.375%, 7/01/50, 144A	7/26 at 100.00	BB	1,116,690
1,250	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,392,500
585	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	611,302
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625	3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A1	4,930,574
10,100	4.000%, 2/01/50 (UB) (4)	2/30 at 100.00	A1	11,825,888
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,217,560
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	10,820,829
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,150	4.000%, 7/01/29, 144A	No Opt. Call	BB+	1,261,642
1,175	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	1,324,613
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A2	1,544,762
935	5.000%, 9/01/42	9/28 at 100.00	A2	1,141,700
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	10,747,200
3,895	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.660%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (6)	10/23 at 100.00	AA-	3,877,745
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,095,900
185	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	200,866

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
$1,930	5.000%, 7/01/28	No Opt. Call	A3	$2,335,184
3,340	5.000%, 7/01/29	No Opt. Call	A3	4,097,579
3,560	5.000%, 7/01/30	7/29 at 100.00	A3	4,342,239
5,775	5.000%, 7/01/31	7/29 at 100.00	A3	7,012,525
1,500	5.000%, 7/01/33	7/29 at 100.00	A3	1,803,030
1,000	5.000%, 7/01/38	7/29 at 100.00	A3	1,185,820
7,365	5.000%, 7/01/39	7/29 at 100.00	A3	8,714,415
7,295	4.000%, 7/01/45	7/29 at 100.00	A3	7,868,168
7,200	5.000%, 7/01/45	7/29 at 100.00	A3	8,385,264
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,314,323
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,500,040
320	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	329,722
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,029,170
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	421,760
3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (7)	3,798,070
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,290,380
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,703,078
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,963,200
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,661,406
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,105,088
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,123,815
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,028,480
133,340	Total Arizona			158,880,519
	Arkansas – 0.6%
18,840	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	20,323,273
9,730	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B	10,714,676

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1:
$1,300	5.000%, 9/01/37	9/30 at 100.00	BBB+	$1,638,078
1,000	5.000%, 9/01/38	9/30 at 100.00	BBB+	1,256,450
1,700	5.000%, 9/01/40	9/30 at 100.00	BBB+	2,125,425
4,000	5.000%, 9/01/44	9/30 at 100.00	BBB+	4,970,960
36,570	Total Arkansas			41,028,862
	California – 17.0%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,336,693
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,125,643
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,187,868
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)	5/40 at 100.00	Aa3	9,331,257
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,565,700
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,224,660
25,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	28,282,359
7,395	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	8,524,438
18,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	21,473,426
890	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	1,092,101
12,675	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	2,383,154
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	6,037,292
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA	14,348,988
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A+	12,161,600
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (7)	5,708,944
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,969,331
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	19,152,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
$1,810	4.000%, 4/01/44	4/30 at 100.00	BBB+	$2,097,645
1,970	4.000%, 4/01/45	4/30 at 100.00	BBB+	2,272,336
1,065	4.000%, 4/01/49	4/30 at 100.00	BBB+	1,220,522
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,456,215
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,724,945
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,365,526
13,305	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A, 3.000%, 6/01/47	6/30 at 100.00	A	14,056,333
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	557,178
2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	2,416,107
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)	8/23 at 100.00	A+ (7)	2,610,510
1,940	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/49	8/29 at 100.00	AA	2,440,307
5,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	A2	5,741,550
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,007,417
2,425	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	2,588,954
610	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	652,749
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,628,683
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	570,754
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,409,685
	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,047,395
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,295,444

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	$8,984,355
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,494,449
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,800,100
34,325	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	40,567,001
6,750	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, 5.000%, 6/01/48 (AMT)	6/28 at 100.00	BBB-	7,906,275
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,163,830
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,229,987
3,965	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/37, 144A (AMT)	7/22 at 100.00	BBB	4,218,919
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019:
1,625	5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	1,956,679
640	5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	760,314
1,450	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,668,602
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,588,236
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31	No Opt. Call	Aa3	1,406,160
1,125	5.000%, 5/01/32	No Opt. Call	Aa3	1,586,835
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	42,703,374
33,000	California State, General Obligation Bonds, Refunding Series 2007, 5.250%, 8/01/32 – AGM Insured	No Opt. Call	AA	47,609,100
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	Aa2	9,147,760
8,075	3.000%, 10/01/35	10/29 at 100.00	Aa2	9,169,970
11,500	3.000%, 10/01/36	10/29 at 100.00	Aa2	12,962,340
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	14,658,480
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	Aa2	5,022,943

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California State, General Obligation Bonds, Various Purpose Series 2020:
$4,125	3.000%, 11/01/41	11/30 at 100.00	Aa2	$4,623,382
3,000	3.000%, 3/01/46	3/30 at 100.00	Aa2	3,298,110
1,600	4.000%, 3/01/46	3/30 at 100.00	Aa2	1,927,792
7,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	8,572,120
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,233,749
3,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,744,740
28,630	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	32,225,355
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,181,582
2,350	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42	3/28 at 100.00	A+	2,876,424
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	677,070
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,465,790
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
1,000	4.000%, 9/02/28	No Opt. Call	N/R	1,100,730
700	5.000%, 9/02/40	9/30 at 100.00	N/R	831,453
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,469,840
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,067,927
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
308	5.750%, 7/01/30 (8)	2/21 at 100.00	N/R	292,788
1,980	5.750%, 7/01/35 (8)	2/21 at 100.00	N/R	1,880,939
747	5.500%, 7/01/39 (8)	2/21 at 100.00	N/R	709,788
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,772,189
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	4,101,768
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,391,302
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (7)	424,480

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	$7,046,757
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,338,585
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,237,011
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	7,524,700
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,505,900
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,440	0.000%, 8/01/40	2/30 at 73.53	Aa2	1,462,292
2,465	0.000%, 8/01/41	2/30 at 71.08	Aa2	1,423,957
2,650	0.000%, 8/01/42	2/30 at 68.75	Aa2	1,474,990
1,705	0.000%, 8/01/43	2/30 at 66.54	Aa2	914,954
1,550	0.000%, 8/01/44	2/30 at 64.38	Aa2	802,094
1,250	0.000%, 2/01/45	2/30 at 63.32	Aa2	634,425
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
6,000	5.000%, 6/01/33	6/28 at 100.00	BBB	7,381,560
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,546,707
96,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/21 at 21.59	CCC-	21,200,025
9,000	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	11,077,290
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,950,300
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,180,897
11,625	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	12,248,681
7,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43	8/27 at 100.00	Aa3	7,444,360
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B:
3,000	3.000%, 8/01/42	8/29 at 100.00	Aa2	3,306,870
21,500	3.000%, 8/01/48	8/29 at 100.00	Aa2	23,400,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
$1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	$1,925,792
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,681,078
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,679,155
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,359,250
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,280,650
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,929,151
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	13,028,814
6,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A, 5.000%, 5/15/36	11/29 at 100.00	Aa2	7,918,080
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	18,443,936
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	Aa3	12,338,100
6,400	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49	7/29 at 100.00	Aa2	8,222,784
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	Aa2	9,515,175
6,000	5.000%, 7/01/48	7/28 at 100.00	Aa2	7,546,560
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	Aa2	16,278,060
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,872,056
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,116,375
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,338,475
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C:
225	5.000%, 7/01/36 ( WI/DD, Settling 1/05/21 )	7/30 at 100.00	Aa2	306,423
425	5.000%, 7/01/37 ( WI/DD, Settling 1/05/21 )	7/30 at 100.00	Aa2	576,908
1,555	5.000%, 7/01/38 ( WI/DD, Settling 1/05/21 )	7/30 at 100.00	Aa2	2,104,755
1,700	5.000%, 7/01/39 ( WI/DD, Settling 1/05/21 )	7/30 at 100.00	Aa2	2,295,374
1,585	5.000%, 7/01/41 ( WI/DD, Settling 1/05/21 )	7/30 at 100.00	Aa2	2,124,360

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
$8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	$11,371,152
7,475	5.000%, 7/01/38	1/28 at 100.00	AA+	9,384,264
15,150	5.250%, 7/01/42	1/28 at 100.00	AA+	19,102,483
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,806,856
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	21,338,421
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,144,625
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	517,765
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	6/21 at 100.00	AA	1,021,400
1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,023,490
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,854,973
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,491,172
2,500	6.500%, 11/01/39	No Opt. Call	A	4,169,975
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	33,005,318
8,715	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	2/21 at 100.00	N/R (7)	9,428,671
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,440,075
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,283,340
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	622,515
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	614,920
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA-	3,720,074
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA-	3,506,745
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (5)	8/36 at 100.00	AA	20,092,500
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,414,407

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	$1,965,495
715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	824,388
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	5,260,925
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A	7,315,320
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A	6,084,000
825	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/21 at 100.00	N/R	830,247
6,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	A+	7,169,520
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	9,567,360
2,500	5.000%, 7/01/47	7/27 at 100.00	A+	3,023,750
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	4,286,559
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,755,685
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,187,492
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,372,781
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B:
5,000	5.000%, 5/01/41 (AMT)	5/26 at 100.00	A1	5,870,050
12,300	5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	14,316,216
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	15,071,980
3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	3,653,940
8,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	9,912,960
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
2,515	5.000%, 5/01/45 (AMT)	5/29 at 100.00	A1	3,107,811
14,470	5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	17,755,269
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	14,855,435
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	10,863,044

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (AMT)	No Opt. Call	A2	$2,089,760
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA	4,681,678
440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	442,165
5,325	Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic Center Project, Green Series 2020, 2.500%, 4/01/52 (UB) (4)	4/30 at 100.00	AA+	5,383,309
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	299,717
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	518,780
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	3,992,695
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,357,750
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,383,090
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,296,014
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,630,686
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,621,821
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,357,348
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa2	6,536,330
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	11,512,237
1,146,360	Total California			1,231,034,275
	Colorado – 5.1%
2,500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	2,658,300
880	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	933,680
17,840	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	21,597,818
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	4.000%, 12/01/29	9/24 at 103.00	N/R	519,515
1,310	5.000%, 12/01/39	9/24 at 103.00	N/R	1,385,823
1,350	5.000%, 12/01/48	9/24 at 103.00	N/R	1,410,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$575	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 6.750%, 12/01/49, 144A	6/25 at 99.64	N/R	$445,125
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	531,610
750	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	795,908
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	2/21 at 100.00	N/R	500,160
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
7,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	7,413,210
9,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	9,405,540
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,982,497
1,400	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,526,658
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	2/21 at 100.00	BB+	2,070,162
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,365,706
2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.125%, 12/01/39	2/21 at 100.00	AA-	2,502,150
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	8,029,066
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,496,334
13,485	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	15,368,854
4,775	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	5,855,009
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (7)	13,095,000
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	819,149
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (7)	7,423,115
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	3,299,190
1,750	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,871,538

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	$10,032,240
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,119,810
850	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	823,242
500	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/39	3/25 at 103.00	N/R	533,880
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,485,100
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,941,120
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	13,035,343
13,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	16,559,413
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA	23,063,040
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,693,430
3,130	5.000%, 12/01/30	12/26 at 100.00	Baa2	3,671,615
3,310	5.000%, 12/01/31	12/26 at 100.00	Baa2	3,873,792
5,005	5.000%, 12/01/33	12/26 at 100.00	Baa2	5,821,766
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	653,705
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	537,093
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	526,250
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	11,289,582
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	17,787
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	342,453
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	16,446
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	19,981
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	9,228,161
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,397,150
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,075,603

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
$1,957	5.250%, 12/01/24	No Opt. Call	N/R	$2,070,682
1,365	6.000%, 12/01/38	12/24 at 100.00	N/R	1,422,630
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
3,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	3,153,330
3,160	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	3,323,277
2,240	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,357,197
	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B:
3,300	4.000%, 3/01/45	3/30 at 100.00	AA	3,911,556
1,975	4.000%, 3/01/49	3/30 at 100.00	AA	2,316,655
845	Green Valley Ranch East Metropolitan District No 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	901,987
2,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	2,134,200
4,000	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	4,395,760
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	1,818,731
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,602,339
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,786,784
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,037,387
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,488,693
1,470	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,530,887
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
4,950	5.000%, 12/01/39	12/24 at 103.00	N/R	5,335,110
15,845	5.000%, 12/01/49	12/24 at 103.00	N/R	16,932,918
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	712,231
3,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	4,118,590
830	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	869,168
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,466,572

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,810	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	$2,955,979
4,250	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	4,459,015
2,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	2,648,650
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A+	2,771,871
3,580	6.500%, 11/15/38	No Opt. Call	A+	5,694,849
1,175	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,226,383
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
1,750	4.000%, 7/15/35	1/31 at 100.00	A-	2,117,815
200	3.000%, 7/15/37	1/31 at 100.00	A-	212,716
1,000	4.000%, 7/15/39	No Opt. Call	A-	1,275,560
1,000	4.000%, 7/15/40	No Opt. Call	A-	1,281,660
500	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	527,740
2,380	South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/44 – AGM Insured	12/29 at 100.00	AA	2,706,869
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
555	4.000%, 12/01/29	12/24 at 103.00	N/R	576,301
500	5.000%, 12/01/38	12/24 at 103.00	N/R	529,260
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa1	677,477
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,377,216
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,860	4.375%, 12/01/30	9/24 at 103.00	N/R	1,938,585
2,070	5.000%, 12/01/39	9/24 at 103.00	N/R	2,183,622
3,640	5.000%, 12/01/49	9/24 at 103.00	N/R	3,788,039
5,585	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	6,010,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
$500	5.125%, 12/01/34	12/23 at 103.00	N/R	$531,920
2,000	5.375%, 12/01/39	12/23 at 103.00	N/R	2,130,080
5,000	5.500%, 12/01/48	12/23 at 103.00	N/R	5,313,050
2,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	2,810,133
329,327	Total Colorado			368,491,259
	Connecticut – 0.6%
3,065	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	A1	4,029,954
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	893,832
4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	4,790,835
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (7)	1,026,700
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	13,022,240
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	A+	1,968,745
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
2,500	4.000%, 5/01/36	5/30 at 100.00	A+	2,977,975
2,550	4.000%, 5/01/39	5/30 at 100.00	A+	3,010,658
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,148,895
1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	1,829,160
35,450	Total Connecticut			40,698,994
	Delaware – 0.2%
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB	1,063,630
	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,905	4.375%, 6/01/48	12/28 at 100.00	BBB	2,109,921
8,300	5.000%, 6/01/48	12/28 at 100.00	BBB	9,934,104
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB-	586,092
11,805	Total Delaware			13,693,747

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 0.4%
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A:
$440	5.000%, 10/01/38	10/29 at 100.00	AA+	$582,142
1,100	5.000%, 10/01/39	10/29 at 100.00	AA+	1,452,297
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2019B:
1,205	5.000%, 10/01/36	10/29 at 100.00	AA+	1,603,120
1,355	5.000%, 10/01/37	10/29 at 100.00	AA+	1,797,530
1,635	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/38	10/29 at 100.00	A-	1,887,362
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	Aa3	2,063,860
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	Aa3	10,654,413
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	Aa3	3,766,710
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	3,757,050
3,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	Aa3	4,502,785
25,705	Total District of Columbia			32,067,269
	Florida – 6.8%
6,320	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A	7,227,805
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	326,385
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,476,916
430	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	2/21 at 100.00	N/R	430,280
5,530	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT)	10/29 at 100.00	A1	6,241,932
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A:
4,345	5.000%, 9/01/44	9/29 at 100.00	A1	5,381,630
9,735	5.000%, 9/01/49	9/29 at 100.00	A1	11,985,343
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
2,250	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A1	2,544,570
9,870	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A1	11,108,191
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (7)	6,214,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
$1,085	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	$1,189,963
245	5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	265,974
8,450	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	9,084,764
2,845	5.000%, 12/15/55, 144A	7/26 at 100.00	N/R	3,051,319
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,072,320
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	986,631
15,660	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (8), (9)	6/28 at 100.00	N/R	5,950,800
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	525,705
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	610,160
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	651,498
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,949,913
6,130	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,852,666
1,125	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,292,141
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,090,330
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,145	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,390,624
2,235	4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	AA	2,551,342
2,750	4.000%, 8/15/50	2/30 at 100.00	BBB+	3,035,257
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	3,118,916
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	2,194,720
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A:
1,070	5.000%, 6/15/50	6/27 at 100.00	BBB	1,215,723
1,700	5.000%, 6/15/55	6/27 at 100.00	BBB	1,919,181
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,761,775

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
$345	5.500%, 6/15/22, 144A	No Opt. Call	N/R	$352,963
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	521,040
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,140,293
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,253,880
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,624,665
315	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	342,181
83,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	81,433,790
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
37,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	36,635,760
2,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	1,926,220
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	470,151
1,450	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,518,107
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27 (Pre-refunded 4/01/22)	4/22 at 100.00	A- (7)	7,195,760
11,185	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,372,572
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,320,413
1,000	5.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,091,250
3,000	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	3,273,750
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	887,704
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	Aa3	3,499,246
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
4,985	4.000%, 8/01/50	2/31 at 100.00	A	5,706,030
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	A	10,810,900
3,280	4.000%, 8/01/55	2/31 at 100.00	A	3,734,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$6,000	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A	$6,816,060
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,864,106
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,867,266
595	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	2/21 at 100.00	BB-	595,637
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	893,471
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,399,888
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (7)	8,126,112
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,127,745
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	7,877,587
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,038,261
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	13,827,057
	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A:
2,250	4.000%, 10/01/38	10/30 at 100.00	A	2,692,417
1,750	4.000%, 10/01/40	10/30 at 100.00	A	2,083,357
	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A:
6,990	5.000%, 7/01/46	7/29 at 100.00	AA	8,906,169
7,575	5.000%, 7/01/47	7/29 at 100.00	AA	9,639,793
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (7)	24,029,861
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,243,525
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	BB+	554,637
625	5.000%, 6/01/32	6/21 at 100.00	BB+	630,100
750	5.000%, 6/01/36	6/21 at 100.00	BB+	755,303
875	5.125%, 6/01/42	6/21 at 100.00	BB+	880,766
325	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB+	390,426

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
$615	5.000%, 7/01/29	No Opt. Call	N/R	$701,075
180	5.000%, 7/01/39	7/29 at 100.00	N/R	212,868
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,213,607
1,006	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,093,250
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
5,000	5.250%, 11/15/39	11/26 at 103.00	N/R	4,814,300
1,015	5.500%, 11/15/49	11/26 at 103.00	N/R	969,772
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,252,850
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,380,481
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	554,490
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
13,442	0.000%, 9/01/45	9/30 at 54.56	A+	5,784,899
12,785	0.000%, 9/01/49	9/30 at 46.08	A+	4,604,134
14,572	0.000%, 9/01/53	9/30 at 38.62	A+	4,355,279
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	37,104
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
440	4.000%, 7/01/38	7/30 at 100.00	A2	518,562
445	4.000%, 7/01/45	7/30 at 100.00	A2	513,793
12,685	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A+	14,614,135
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 6.610%, 5/01/40 (5)	5/22 at 100.00	N/R	173,525
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	2/21 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	2/21 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40 (5)	2/21 at 100.00	N/R	404,198
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 6.610%, 5/01/40 (5)	2/21 at 100.00	N/R	194,929

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	2/21 at 100.00	N/R	$3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	260,053
1,490	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,536,861
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A+	2,850,431
3,000	5.000%, 10/15/47	10/27 at 100.00	A+	3,562,620
13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	14,706,510
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	515,534
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,035,536
491,405	Total Florida			490,910,399
	Georgia – 0.7%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,593,675
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	637,530
3,000	Atlanta Development Authority, Georgia, Student Housing Facilities Revenue Bonds, ADA/CAU Partners, Inc Project at Clark Atlanta University, Series 2004A, 6.000%, 7/01/36 – ACA Insured	2/21 at 100.00	N/R	3,005,580
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	Aa3	2,316,980
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	A+ (7)	10,134,200
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,563,237
700	5.000%, 1/01/36	7/28 at 100.00	A	872,879
770	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	846,007
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,007,050
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,307,260
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	6,122,400

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B:
$1,000	4.000%, 9/01/38	9/30 at 100.00	AA	$1,232,260
2,000	4.000%, 9/01/39	9/30 at 100.00	AA	2,458,560
2,000	4.000%, 9/01/40	9/30 at 100.00	AA	2,451,900
1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,633,693
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,340,029
47,890	Total Georgia			51,523,240
	Guam – 0.1%
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,052,109
1,475	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,833,322
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	1,745,546
4,105	Total Guam			4,630,977
	Hawaii – 0.1%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,647,480
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,046,460
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	5,173,937
7,045	Total Hawaii			7,867,877
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,435,700
205	5.000%, 9/01/37	9/26 at 100.00	BB+	232,198
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	3,033,474
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,793,015
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,238,320
9,190	Total Idaho			10,732,707
	Illinois – 8.5%
1,330	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, School Series 2017, 5.000%, 2/01/36 – AGM Insured	2/27 at 100.00	AA	1,607,372

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
$1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	$1,353,236
705	5.000%, 12/15/30 – AGM Insured (ETM)	12/21 at 100.00	AA (7)	737,395
	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	Baa2	1,140,000
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,369,834
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	80,475,888
625	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	640,994
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,314,594
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540	5.000%, 12/01/34	12/22 at 100.00	BB	4,683,736
3,000	4.000%, 12/01/35	12/22 at 100.00	BB	3,017,460
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	2,271,220
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,022,380
3,475	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35	No Opt. Call	Aaa	5,199,573
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
1,250	5.000%, 12/01/45 (UB) (4)	12/29 at 100.00	A+	1,520,212
2,220	4.000%, 12/01/50 (UB) (4)	12/29 at 100.00	A+	2,504,560
1,815	5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	2,184,244
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	2,197,272
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,737,500
12,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	14,343,750
1,414	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,466,049
7,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012B, 5.000%, 1/01/31 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (7)	7,320,320
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
2,390	4.000%, 1/01/35	1/30 at 100.00	A	2,834,181
5,000	4.000%, 1/01/36	1/30 at 100.00	A	5,908,750
3,000	4.000%, 1/01/38	1/30 at 100.00	A	3,522,780

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	$3,586,468
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	955,206
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,316,818
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,016,701
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,070,640
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	2/21 at 100.00	BBB+	400,740
5,660	5.000%, 1/01/40	2/21 at 100.00	BBB+	5,666,509
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,017,870
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,257,022
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,352,089
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,456,846
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,033,848
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,759,775
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	764,946
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,346,716
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A:
50	5.000%, 1/01/27	No Opt. Call	BBB+	56,795
6,000	5.000%, 1/01/30	No Opt. Call	BBB+	6,935,700
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,411,750
715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	782,475
3,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A	3,307,620
4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	2/21 at 100.00	A+	4,451,500
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35 (Pre-refunded 2/01/21)	2/21 at 38.17	AA- (7)	381,600
750	0.000%, 2/01/36 (Pre-refunded 2/01/21)	2/21 at 35.47	AA- (7)	266,010
7,595	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	7,758,748
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A	5,688,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	$1,440,236
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
2,450	4.000%, 10/01/40	10/30 at 100.00	BBB+	2,767,446
3,140	4.000%, 10/01/50	10/30 at 100.00	BBB+	3,467,628
1,450	4.000%, 10/01/55	10/30 at 100.00	BBB+	1,593,202
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	2,491,632
1,200	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	2/21 at 100.00	BBB-	1,203,084
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	4,085,232
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,494,090
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,645	5.000%, 8/15/32 (4)	8/30 at 100.00	AA-	2,213,989
1,250	5.000%, 8/15/33	8/30 at 100.00	AA-	1,669,737
9,780	3.250%, 8/15/49 (UB) (4)	8/30 at 100.00	AA-	10,552,229
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,266,318
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A	10,414,300
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	2/21 at 100.00	AA-	1,549,063
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	982,352
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,862
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	A3	1,262,142
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,115,200
1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (7)	1,508,775
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (4)	2/21 at 100.00	AA+	4,007,480
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,222,242

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, December Series 2017A:
$5,000	5.000%, 12/01/24	No Opt. Call	BBB-	$5,604,450
1,560	5.000%, 12/01/32	12/27 at 100.00	BBB-	1,784,172
3,625	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	3,824,411
7,985	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/31	3/22 at 100.00	BBB-	8,218,801
11,065	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	13,450,061
	Illinois State, General Obligation Bonds, November Series 2017D:
11,625	5.000%, 11/01/27	No Opt. Call	BBB-	13,257,034
3,000	5.000%, 11/01/28	11/27 at 100.00	BBB-	3,393,240
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/28	No Opt. Call	BBB-	2,371,500
3,500	5.000%, 10/01/33	10/28 at 100.00	BBB-	4,045,685
500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB-	516,900
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB-	1,542,629
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	BBB+	5,071,400
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A:
5,000	5.000%, 1/01/40	1/31 at 100.00	AA-	6,544,400
11,000	5.000%, 1/01/41	1/31 at 100.00	AA-	14,354,670
34,380	5.000%, 1/01/45	1/31 at 100.00	AA-	44,287,972
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	902,947
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
1,280	5.000%, 6/15/23	6/22 at 100.00	BBB	1,341,440
10,180	5.000%, 6/15/52	6/22 at 100.00	BBB	10,473,388
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	5,914,566
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
5,000	4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	5,638,400
7,000	5.000%, 6/15/50	12/29 at 100.00	BBB	8,107,680
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,500	0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	877,575
1,225	5.000%, 6/15/53	12/25 at 100.00	BBB	1,341,130
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	7,946,034
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
10,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	6,848,700
22,500	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB	13,995,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	$2,039,331
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	882,602
3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	3,967,022
4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,517,822
3,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A, 5.000%, 1/01/30	No Opt. Call	AA-	3,858,540
1,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/36	1/28 at 100.00	AA-	1,201,920
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,709,814
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	4,013,640
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,284,300
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,142,834
557,435	Total Illinois			616,016,441
	Indiana – 2.1%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	2,075,940
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	8,083,807
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,723,416
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,413,919
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,910,934
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,382,759
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A2	5,513,950
3,600	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A2	3,988,476
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,764,197

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A:
$825	5.000%, 12/01/40 ( WI/DD, Settling 1/07/21 )	12/27 at 103.00	N/R	$859,634
2,830	4.500%, 12/01/55, 144A ( WI/DD, Settling 1/07/21 )	12/27 at 103.00	N/R	2,836,622
3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A	3,050,580
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
9,215	5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	9,825,678
6,250	5.250%, 1/01/51 (AMT)	7/23 at 100.00	A-	6,692,812
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	18,133,027
8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	9,211,840
2,200	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	AA+	2,670,580
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	8,181,813
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	29,335,320
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	2/21 at 100.00	N/R	3,000,150
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,594,566
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,456,770
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,618,360
	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
210	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	224,568
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,396,593
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,250,550
135,335	Total Indiana			154,196,861
	Iowa – 0.4%
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,373,680
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	2,067,040
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	1/21 at 103.00	BB-	2,038,397

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$10,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	$11,322,341
1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/21 at 103.00	BB-	1,047,226
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,206,905
2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	2/21 at 100.00	B-	2,072,710
25,345	Total Iowa			27,128,299
	Kansas – 0.1%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,646,445
1,320	5.000%, 12/01/41	12/26 at 100.00	Ba1	1,435,381
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,500	5.000%, 3/01/44	3/29 at 100.00	BB+	1,577,295
3,500	5.000%, 3/01/49	3/29 at 100.00	BB+	3,664,535
725	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	2/21 at 100.00	BBB	725,174
8,545	Total Kansas			9,048,830
	Kentucky – 1.4%
230	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	250,633
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	2,997,781
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,036,410
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42 (Pre-refunded 8/15/21)	8/21 at 100.00	A2 (7)	6,530,528
6,565	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	AA	7,763,703
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,745	5.000%, 7/01/27	7/25 at 100.00	BBB+	3,098,337
2,100	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,305,422
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,164,233
2,175	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,344,715

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2020A Forward Delivery:
$1,000	5.000%, 9/01/34	9/29 at 100.00	Baa1	$1,257,300
725	5.000%, 9/01/35	9/29 at 100.00	Baa1	909,114
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,471,020
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,068,325
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,896,040
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A:
1,000	4.000%, 11/01/35	11/28 at 100.00	A1	1,165,110
1,250	4.000%, 11/01/36	11/28 at 100.00	A1	1,448,850
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	AA	3,253,830
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,953,114
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,143,597
5,415	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A+	5,713,204
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	5,048,700
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	14,103,285
8,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 1.396%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR * 67% reference rate + 1.300% spread) (6)	3/25 at 100.00	A2	8,120,320
1,635	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	1,644,875
87,755	Total Kentucky			97,688,446
	Louisiana – 1.8%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
2,770	5.000%, 12/01/25	No Opt. Call	BB+	3,093,702
1,455	5.000%, 12/01/26	No Opt. Call	BB+	1,648,399
1,525	5.000%, 12/01/27	No Opt. Call	BB+	1,747,574
1,605	5.000%, 12/01/28	No Opt. Call	BB+	1,857,162
2,930	5.000%, 12/01/29	No Opt. Call	BB+	3,416,058
1,700	5.000%, 12/01/34	12/29 at 100.00	BB+	1,930,622
2,625	5.000%, 12/01/39	12/29 at 100.00	BB+	2,929,605

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$4,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	$4,118,200
24,815	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	26,144,340
	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A	17,305,894
21,235	4.000%, 5/15/49	5/30 at 100.00	A	24,426,408
5,710	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A	6,568,156
2,400	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A	2,744,184
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,020,320
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	2,307,907
8,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/40 (AMT)	1/25 at 100.00	A2	9,004,080
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,181,040
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	2,467,800
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	627,035
6,425	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	7,927,807
2,930	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,274,685
4,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	4,060,680
1,650	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	1,704,466
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,301,663
119,985	Total Louisiana			132,807,787
	Maine – 0.3%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,037,540
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	10,573,799

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
$2,355	4.000%, 7/01/45	7/30 at 100.00	A+	$2,743,198
2,755	4.000%, 7/01/50	7/30 at 100.00	A+	3,183,981
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	502,868
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,091,640
18,960	Total Maine			20,133,026
	Maryland – 0.6%
10,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	BB-	9,457,500
1,055	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	1,126,329
750	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	805,717
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	507,308
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,008,387
3,885	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	2/21 at 100.00	BB-	3,923,578
1,500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	1,523,925
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (4)	2/25 at 100.00	A	16,379,807
8,390	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA (7)	10,470,468
41,280	Total Maryland			45,203,019
	Massachusetts – 1.8%
10,000	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (4)	10/28 at 100.00	AA	10,229,600
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,796,008
2,145	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/35	1/29 at 100.00	A+	2,744,270
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,071,220
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37 (8)	2/21 at 100.00	N/R	1,957,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
$1,315	5.000%, 7/01/31	7/29 at 100.00	A	$1,711,394
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,618,075
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,395,852
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,474,841
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
10,000	5.000%, 7/01/43	7/28 at 100.00	A	12,105,600
6,750	5.000%, 7/01/53	7/28 at 100.00	A	7,987,208
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,830,236
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,710,420
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,097,814
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	2,997,600
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,011,879
920	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	1,077,136
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,320,899
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,622,651
18,045	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	Aa2	21,274,333
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,422,671
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,228,700
114,505	Total Massachusetts			127,685,907
	Michigan – 1.2%
2,145	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	2,141,010
3,755	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,926,115
2,485	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,088,781

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$9,730	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/50 (UB) (4)	11/30 at 100.00	AA	$11,503,584
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,670	4.000%, 2/15/47	8/29 at 100.00	AA-	19,191,338
8,570	4.000%, 2/15/50	8/29 at 100.00	AA-	9,768,343
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (7)	180,632
9,970	5.000%, 12/01/45	6/26 at 100.00	AA-	11,802,885
140	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	2/21 at 100.00	BBB-	140,291
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
105	6.000%, 10/01/21	No Opt. Call	B	103,511
500	7.000%, 10/01/31	10/21 at 100.00	B	469,455
1,000	7.000%, 10/01/36	10/21 at 100.00	B	905,410
2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	3,124,468
85,205	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	10,448,689
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	2/21 at 100.00	BBB-	1,252,613
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	780,690
2,000	5.500%, 10/15/45 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	2,083,780
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,616,850
152,170	Total Michigan			86,528,445
	Minnesota – 0.6%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	323,848
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	161,636
270	5.000%, 7/01/47	7/24 at 102.00	N/R	287,885
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,159,795

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
$250	5.250%, 1/01/40	1/23 at 100.00	N/R	$231,050
675	5.250%, 1/01/46	1/23 at 100.00	N/R	608,269
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,605,522
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,288,675
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,799,360
3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	2/21 at 100.00	N/R	2,999,820
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,639,070
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	527,000
1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A+	1,199,520
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,240,073
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	3,061,175
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	287,750
3,750	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (7)	4,287,337
41,145	Total Minnesota			43,707,785
	Mississippi – 0.4%
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	AA (7)	5,595,150
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A+	1,143,800
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
3,255	5.000%, 10/15/31	10/28 at 100.00	A+	4,022,236
2,415	5.000%, 10/15/32	10/28 at 100.00	A+	2,968,325
1,030	5.000%, 10/15/33	10/28 at 100.00	A+	1,257,743
2,450	5.000%, 10/15/36	10/28 at 100.00	A+	2,969,547
7,000	4.000%, 10/15/38	10/28 at 100.00	A+	7,884,310
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,828,772
25,580	Total Mississippi			29,669,883

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 3.5%
$3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	$4,143,876
2,500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 6.000%, 3/01/38	3/29 at 100.00	AA+	3,469,625
5,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A2	6,066,900
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
18,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	21,733,380
42,615	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	51,033,593
2,475	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	AA	3,021,480
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	16,522,800
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,670,440
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000	4.000%, 6/01/50	6/30 at 100.00	A+	5,805,350
18,620	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	19,145,270
35,000	4.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	40,233,200
1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,253,537
9,249	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	9,737,936
3,567	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	3,770,735
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,619,270
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,903,544
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020:
2,500	5.000%, 10/01/40 – AGM Insured (UB) (4)	10/30 at 100.00	AA	3,190,350
1,190	5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	AA	1,489,440
5,770	5.000%, 10/01/49 – AGM Insured (UB) (4)	10/30 at 100.00	AA	7,155,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
$5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	$3,893,800
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,259,660
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,526,500
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	4,898,320
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	4,052,100
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,301,520
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/21 at 100.00	N/R	1,288,451
1,377	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	2/21 at 100.00	N/R	809,346
233,121	Total Missouri			252,996,377
	Montana – 0.2%
2,505	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,011,135
1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,246,695
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,442,994
13,545	Total Montana			16,700,824
	Nebraska – 0.6%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	4,031,294
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,281,200
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,983,217
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (4)	2/26 at 100.00	A+	21,545,516
10,000	5.000%, 2/01/49 (UB) (4)	2/26 at 100.00	A+	11,624,600
37,280	Total Nebraska			43,465,827
	Nevada – 1.0%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	325,810
750	5.000%, 9/01/30	9/27 at 100.00	A-	917,048
730	5.000%, 9/01/32	9/27 at 100.00	A-	883,234
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,296,554
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,332,700

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	$16,537,056
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/30	7/29 at 100.00	Aa3	6,593,400
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,408,101
2,515	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A, 5.500%, 1/01/34	7/24 at 100.00	BBB-	2,709,661
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,195,065
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,853,910
2,500	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	Aa3	2,730,400
2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	Aa1	2,541,800
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (4)	6/26 at 100.00	Aa1	23,914,600
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
620	4.000%, 6/01/21	No Opt. Call	N/R	625,648
280	5.000%, 6/01/23	No Opt. Call	N/R	300,311
200	4.250%, 6/01/24	6/23 at 103.00	N/R	214,020
1,710	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,868,859
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
425	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	426,998
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	796,328
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
20	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	20,468
25	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	25,585
365	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AA (7)	373,629
63,100	Total Nevada			72,891,185
	New Hampshire – 0.3%
8,718	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	9,797,512
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,473,025

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$4,420	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B1	$4,478,742
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,231,940
725	5.000%, 8/01/36	2/28 at 100.00	A	888,770
23,033	Total New Hampshire			24,869,989
	New Jersey – 3.1%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,856,413
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,400,495
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	BBB	3,550,517
9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	Baa1	11,150,976
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
5,500	5.000%, 6/15/36	12/29 at 100.00	Baa1	6,766,540
5,000	5.000%, 6/15/49	12/29 at 100.00	Baa1	5,961,900
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019MMM:
1,155	5.000%, 6/15/34	12/29 at 100.00	Baa1	1,437,478
2,580	4.000%, 6/15/35	12/29 at 100.00	Baa1	2,962,304
1,665	4.000%, 6/15/36	12/29 at 100.00	Baa1	1,896,202
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
775	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	821,407
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,746,773
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,462,099
1,640	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	1,808,018
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,234,990
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	1,063,430
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,642,836

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
$3,950	4.000%, 7/01/37	7/29 at 100.00	A+	$4,643,028
1,030	4.000%, 7/01/44	7/29 at 100.00	A+	1,188,445
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
10,565	5.000%, 6/01/28	No Opt. Call	A3	13,476,820
6,655	5.000%, 6/01/29	No Opt. Call	A3	8,625,612
10,650	4.000%, 6/01/30	No Opt. Call	A3	13,051,894
3,715	4.000%, 6/01/31	No Opt. Call	A3	4,598,056
6,380	3.000%, 6/01/32	No Opt. Call	A3	7,226,307
4,925	4.000%, 6/01/32	No Opt. Call	A3	6,144,282
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,721,119
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,201,707
17,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	Baa1	17,666,501
19,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	Baa1	21,445,959
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/41	6/25 at 100.00	Baa1	5,121,855
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
5,500	5.000%, 6/15/44	12/28 at 100.00	Baa1	6,520,195
4,000	5.000%, 6/15/50	12/28 at 100.00	Baa1	4,700,480
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
4,785	4.000%, 6/15/45	12/30 at 100.00	Baa1	5,355,611
680	4.000%, 6/15/50	12/30 at 100.00	Baa1	755,072
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,944,080
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	1,880,067
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,160	5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	1,484,197
600	5.000%, 11/01/45	11/30 at 100.00	BBB+	751,368
6,250	4.000%, 11/01/50	11/30 at 100.00	BBB+	7,131,125
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A:
1,250	5.000%, 11/01/45 – BAM Insured	11/30 at 100.00	AA	1,574,188
1,100	4.000%, 11/01/50 – BAM Insured	11/30 at 100.00	AA	1,262,349

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$26,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	$30,561,505
191,990	Total New Jersey			222,794,200
	New Mexico – 0.1%
3,915	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Academy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	4,535,997
	New York – 15.7%
11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	12,565,910
4,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	3,250,470
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB	557,905
250	5.000%, 6/01/35	6/24 at 103.00	BBB	278,530
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,708,546
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,866,675
2,355	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,606,773
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
1,790	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	1,798,145
4,800	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	4,821,552
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,300	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,357,785
3,035	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,108,720
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB	3,849,510
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,227,633
3,930	Dormitory Authority of the State of New York, Revenue Bonds, Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35	7/30 at 100.00	Aa3	4,599,436
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	117,989
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	351,033
2,790	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A, 5.000%, 10/01/33	10/27 at 100.00	AA-	3,431,114

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$4,450	Dormitory Authority of the State of New York, Revenue Bonds, State University of New York Dormitory Facilities, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	$5,421,569
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	624,915
175	5.000%, 7/01/32	7/27 at 100.00	A+	216,006
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	7,979,400
13,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	AA+	16,106,715
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
12,500	3.000%, 3/15/42	9/30 at 100.00	AA+	13,507,750
15,000	3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	15,935,250
14,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/38	3/28 at 100.00	AA+	17,545,500
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	10,082,640
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,560,800
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B:
1,160	4.760%, 2/01/27	No Opt. Call	N/R	1,223,858
1,255	5.570%, 2/01/41	2/30 at 100.00	N/R	1,386,549
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,521,347
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.530%, 2/01/40	2/30 at 100.00	N/R	1,105,000
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
245	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (7)	246,534
155	5.750%, 2/15/47	2/21 at 100.00	AA-	155,918
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	8,021,455
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured (Pre-refunded 5/01/21)	5/21 at 100.00	AA (7)	1,015,910
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A (7)	2,011,502
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
11,000	4.750%, 11/15/45 (UB) (4)	5/30 at 100.00	A3	12,922,580
9,015	5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	A3	10,760,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (4)	11/30 at 100.00	A3	$4,429,200
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/32	5/24 at 100.00	A3	4,389,480
17,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45 (Mandatory Put 5/15/30) (UB) (4)	No Opt. Call	A3	21,581,515
15,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35 (UB) (4)	11/25 at 100.00	A3	17,097,890
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,734,530
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,233,440
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,230,550
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	8,221,090
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
1,685	3.000%, 12/01/37	12/30 at 100.00	BBB+	1,795,014
1,000	3.000%, 12/01/40	12/30 at 100.00	BBB+	1,058,120
1,880	4.000%, 12/01/46	12/30 at 100.00	BBB+	2,161,793
1,055	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30	1/26 at 103.00	N/R	1,121,729
1,215	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	1,335,504
9,265	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	9,531,554
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	260,885
300	5.000%, 7/01/24	No Opt. Call	A-	345,450
210	5.000%, 7/01/26	7/24 at 100.00	A-	240,337
2,500	New York City Housing Development Corporation, New York, Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F Series 2014, 4.500%, 2/15/48	5/24 at 100.00	N/R	2,605,450
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	0.000%, 10/01/37 (8)	2/21 at 100.00	N/R	2,250,000
1,000	5.875%, 10/01/46 (8)	2/21 at 100.00	N/R	750,000

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
$1,615	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	AA	$1,755,570
1,155	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,252,586
8,665	4.000%, 3/01/45	9/30 at 100.00	AA	9,994,038
7,440	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	8,707,999
2,635	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	AA	2,770,623
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,238,450
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,286,450
21,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	27,220,993
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	11,762,459
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,769,021
5,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	6,268,704
16,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	19,326,880
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
10,500	5.000%, 6/15/48	6/30 at 100.00	AA+	13,600,125
9,375	4.000%, 6/15/50	6/30 at 100.00	AA+	11,146,219
10,000	5.000%, 6/15/50	6/30 at 100.00	AA+	12,924,400
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1:
10,125	4.000%, 6/15/50	12/30 at 100.00	AA+	12,130,357
7,500	5.000%, 6/15/50	12/30 at 100.00	AA+	9,800,175
8,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42	12/30 at 100.00	AA+	10,280,595
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,815,220
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,182,350
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,836,820
13,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	13,704,470
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,969,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
$12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	$15,057,240
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	9,009,549
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,461,300
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A:
2,750	5.000%, 12/01/32	12/30 at 100.00	A	3,642,678
1,600	4.000%, 12/01/33	12/30 at 100.00	A	1,925,840
1,250	4.000%, 12/01/35	12/30 at 100.00	A	1,492,563
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	AA	18,352,178
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	AA	8,703,800
9,775	5.000%, 4/01/43	4/28 at 100.00	AA	12,033,905
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,123,650
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	AA	4,785,036
13,695	5.000%, 12/01/44	12/28 at 100.00	AA	17,063,148
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	AA	22,634,315
20,000	4.000%, 8/01/44	8/29 at 100.00	AA	23,269,000
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
3,830	4.000%, 8/01/36	8/30 at 100.00	AA	4,654,905
5,145	4.000%, 8/01/37	8/30 at 100.00	AA	6,222,414
8,100	4.000%, 8/01/40	8/30 at 100.00	AA	9,702,180
8,590	4.000%, 8/01/41	8/30 at 100.00	AA	10,245,035
25,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	27,738,226
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	1,080,450
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,271,599
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,037,100
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,408,108

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
$9,015	3.000%, 6/15/38	6/29 at 100.00	AAA	$10,068,583
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	30,684,492
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,670,350
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,830,991
20,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	23,638,200
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
1,935	4.000%, 1/01/41	1/30 at 100.00	A2	2,291,756
21,500	4.000%, 1/01/45	1/30 at 100.00	A2	25,156,720
26,835	4.000%, 1/01/50	1/30 at 100.00	A2	31,169,658
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,646,176
14,340	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	15,695,273
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
5,005	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B+	5,087,332
12,710	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B+	12,896,710
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
4,060	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B+	4,594,743
6,425	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B+	7,307,859
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020A:
380	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	441,921
360	4.000%, 12/01/40 (AMT)	12/30 at 100.00	Baa1	417,420
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020C:
1,505	4.000%, 12/01/39	12/30 at 100.00	Baa1	1,784,132
1,200	4.000%, 12/01/40	12/30 at 100.00	Baa1	1,419,528
1,160	4.000%, 12/01/41	12/30 at 100.00	Baa1	1,358,940
1,620	4.000%, 12/01/42	12/30 at 100.00	Baa1	1,910,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
$5,090	5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	$5,275,989
4,500	5.000%, 1/01/23 (AMT)	No Opt. Call	Baa3	4,819,410
200	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	220,880
20,500	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	24,358,715
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
6,710	4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	7,693,283
10,440	5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	12,876,278
5,475	5.000%, 10/01/40 (AMT)	10/30 at 100.00	Baa3	6,709,831
5,730	4.375%, 10/01/45 (AMT)	10/30 at 100.00	Baa3	6,594,600
12,355	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49	9/29 at 100.00	Aa3	14,321,422
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-one Series 2020:
1,500	4.000%, 7/15/40 (AMT)	7/30 at 100.00	Aa3	1,772,580
2,000	4.000%, 7/15/45 (AMT)	7/30 at 100.00	Aa3	2,328,760
5,000	4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	5,776,400
15,000	4.000%, 7/15/55 (AMT) (UB)	7/30 at 100.00	Aa3	17,239,650
875	4.000%, 7/15/55 (AMT) (UB) (4)	7/30 at 100.00	Aa3	1,005,646
5,485	4.000%, 7/15/60 (AMT) (UB) (4)	7/30 at 100.00	Aa3	6,301,662
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,582,149
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	6,075,850
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,583,460
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,659,445
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055	5.000%, 11/15/49	11/30 at 100.00	AA-	5,242,507
2,850	4.000%, 11/15/54	11/30 at 100.00	AA-	3,342,908
9,905	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	10,609,741
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	9,228,000
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,770,024
969,955	Total New York			1,131,341,758

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.3%
$1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (7)	$1,056,550
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	360,788
890	5.000%, 10/01/37	10/24 at 102.00	N/R	948,749
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,190,936
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,136,987
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,868,964
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A:
3,075	5.000%, 5/01/30 (AMT)	No Opt. Call	Aa3	4,060,138
2,750	5.000%, 5/01/34 (AMT)	5/30 at 100.00	Aa3	3,564,302
1,000	5.000%, 5/01/35 (AMT)	5/30 at 100.00	Aa3	1,293,250
2,710	5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	3,492,377
19,005	Total North Carolina			22,973,041
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	2,755,739
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured (Pre-refunded 11/01/22)	11/22 at 100.00	AA (7)	2,191,778
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	Baa2	2,135,175
3,535	5.000%, 12/01/32	12/21 at 100.00	Baa2	3,615,245
10,280	Total North Dakota			10,697,937
	Ohio – 1.6%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
380	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	A-	442,331
780	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	A-	904,480
2,750	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	A-	2,840,833
15,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,285,700
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
6,500	3.000%, 6/01/48	6/30 at 100.00	BBB+	6,715,605
2,000	4.000%, 6/01/48	6/30 at 100.00	BBB+	2,278,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$43,620	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	$49,384,383
750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	755,438
3,770	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A	4,397,064
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	2/21 at 100.00	A-	526,712
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (7)	6,110,767
635	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	731,933
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,544,085
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (8)	No Opt. Call	N/R	4,625
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	11,016,200
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	3,125
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	1,097,820
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,194,820
3,495	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/46	1/26 at 100.00	A	4,040,360
7,235	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	8,968,289
1,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (8)	No Opt. Call	N/R	1,875
700	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (8)	No Opt. Call	N/R	875
7,625	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (8)	No Opt. Call	N/R	9,531
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
525	5.000%, 12/01/22	No Opt. Call	BB-	551,654
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,148,350
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,084,000

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
$2,000	5.000%, 12/01/27	12/22 at 100.00	Ba3	$2,079,860
2,710	5.000%, 12/01/32	12/22 at 100.00	Ba3	2,787,912
133,095	Total Ohio			115,907,427
	Oklahoma – 0.4%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A1	1,753,960
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,475	5.500%, 8/15/52	8/28 at 100.00	Baa3	2,971,287
11,720	5.500%, 8/15/57	8/28 at 100.00	Baa3	13,995,203
2,500	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52 (8)	8/27 at 100.00	N/R	975,000
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	9,714,665
27,255	Total Oklahoma			29,410,115
	Oregon – 0.2%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,788,770
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,953,464
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,685,888
1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	1,260,920
360	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	1/21 at 100.00	Aaa	360,529
13,315	Total Oregon			15,049,571
	Pennsylvania – 4.0%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	317,485
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,184,828
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A	5,301,721
2,555	4.000%, 7/15/39	7/29 at 100.00	A	2,976,958

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,070	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B-	$1,077,148
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
380	5.000%, 5/01/23, 144A	No Opt. Call	Baa3	402,770
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Baa3	328,830
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
6,215	5.000%, 5/01/28, 144A	No Opt. Call	N/R	6,940,601
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,730,416
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	2,162,840
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	5,843,500
455	3.500%, 4/01/41 (8)	No Opt. Call	N/R	569
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)	No Opt. Call	N/R	4,688
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
150	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (7)	177,474
1,395	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,504,591
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,459,689
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,339,638
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,275,340
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,846,070
3,790	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43	12/26 at 100.00	A2	4,558,309
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
4,000	4.000%, 9/01/36 (UB) (4)	9/28 at 100.00	A	4,573,760
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,651,913
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,551,805

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
$1,000	4.000%, 9/01/37 (UB) (4)	9/29 at 100.00	A	$1,157,230
2,240	4.000%, 9/01/44	9/29 at 100.00	A	2,543,677
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,044,233
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,438,000
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	2,590,437
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	2,590,437
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,720,769
2,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	2,170,125
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34 (Pre-refunded 3/01/22)	3/22 at 100.00	A (7)	4,749,705
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	11,978,782
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,294,275
3,865	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/37	11/22 at 100.00	BB+	3,949,798
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
1,000	4.000%, 8/15/34	8/29 at 100.00	AA	1,204,970
1,000	4.000%, 8/15/35	8/29 at 100.00	AA	1,201,770
1,500	4.000%, 8/15/36	8/29 at 100.00	AA	1,796,520
2,000	4.000%, 8/15/37	8/29 at 100.00	AA	2,388,240
4,225	4.000%, 8/15/38	8/29 at 100.00	AA	5,031,637
2,495	4.000%, 8/15/39	8/29 at 100.00	AA	2,964,759
7,130	Pennsylvania State, General Obligation Bonds, First Series 2020, 2.000%, 5/01/39	5/30 at 100.00	Aa3	6,991,821
3,345	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	3,832,199
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,519,008
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,137,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
$3,180	5.000%, 6/01/42	6/27 at 100.00	A3	$3,793,963
4,540	5.250%, 6/01/47	6/27 at 100.00	A3	5,453,766
29,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	35,993,640
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,058,675
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,745,382
2,230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	2,333,695
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
1,265	4.000%, 8/01/36 – AGM Insured	8/30 at 100.00	AA	1,520,024
1,615	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	AA	1,934,221
1,500	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	AA	1,786,815
1,750	4.000%, 8/01/40 – AGM Insured	8/30 at 100.00	AA	2,079,192
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
2,000	5.000%, 8/01/34 – AGM Insured	8/30 at 100.00	AA	2,632,940
1,370	5.000%, 8/01/35 – AGM Insured	8/30 at 100.00	AA	1,798,604
2,500	5.000%, 8/01/36 – AGM Insured	8/30 at 100.00	AA	3,270,225
6,025	5.000%, 8/01/37 – AGM Insured	8/30 at 100.00	AA	7,855,997
3,455	5.000%, 8/01/39 – AGM Insured	8/30 at 100.00	AA	4,481,342
3,860	5.000%, 8/01/40 – AGM Insured	8/30 at 100.00	AA	4,989,976
4,525	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	AA	5,314,160
3,365	5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	4,278,530
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,302,016
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,238,453
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,233,436
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A2	4,841,680
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (7)	9,649,432
2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	2/21 at 100.00	AA	2,404,896

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA- (7)	$3,059,100
252,055	Total Pennsylvania			287,559,595
	Puerto Rico – 2.4%
23,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	26,018,447
4,850	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	5,292,563
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	CCC	7,048,519
6,635	5.000%, 7/01/22	No Opt. Call	CCC	6,991,631
6,580	5.250%, 7/01/24	7/22 at 100.00	CCC	6,958,350
13,225	5.000%, 7/01/33	7/22 at 100.00	CCC	13,902,781
8,000	5.125%, 7/01/37	7/22 at 100.00	CCC	8,420,000
17,780	5.750%, 7/01/37	7/22 at 100.00	CCC	18,913,475
5,270	5.250%, 7/01/42	7/22 at 100.00	CCC	5,553,263
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
68,780	0.000%, 7/01/46	7/28 at 41.38	N/R	21,365,819
39,000	0.000%, 7/01/51	7/28 at 30.01	N/R	8,732,880
3,129	4.750%, 7/01/53	7/28 at 100.00	N/R	3,446,468
31,279	5.000%, 7/01/58	7/28 at 100.00	N/R	34,935,515
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
3,000	4.329%, 7/01/40	7/28 at 100.00	N/R	3,258,420
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,170,880
239,488	Total Puerto Rico			173,009,011
	South Carolina – 1.0%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,121,941
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	11,011,400
2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA	3,017,275
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,568,680
5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,959,050
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)	6/22 at 100.00	A (7)	7,621,807

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$7,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	$8,853,075
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,721,380
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,639,481
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,276,780
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	5,012,409
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	6,128,655
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,718,687
4,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	Aa3	4,238,440
2,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Series 2020A, 4.000%, 4/15/45 – AGM Insured	4/30 at 100.00	AA	2,907,650
64,660	Total South Carolina			74,796,710
	South Dakota – 0.2%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
5,710	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	AA-	5,997,213
4,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	AA-	5,517,072
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,058,603
11,420	Total South Dakota			12,572,888
	Tennessee – 0.8%
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,452,050
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,290,013
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,803,972
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,057,765
3,030	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 5.000%, 11/15/37	2/29 at 100.00	A	3,782,228
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,462,566
1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A+	1,486,656

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	$1,140,000
5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (4)	7/26 at 100.00	Aa1	6,114,923
1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,032,190
10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	11,696,663
51,925	Total Tennessee			57,319,026
	Texas – 5.3%
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB-	138,726
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	818,529
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,737,400
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	7,424,820
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,473,676
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,515,317
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	A-	2,892,708
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	A-	1,396,337
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,640,375
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,489,289
	Collin County Community College District, Texas, General Obligation Bonds, Series 2020A:
3,870	4.000%, 8/15/36	8/29 at 100.00	AAA	4,746,942
4,105	4.000%, 8/15/37	8/29 at 100.00	AAA	5,023,904
3,300	4.000%, 8/15/38	8/29 at 100.00	AAA	4,030,818
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (4)	12/25 at 100.00	AA+	14,603,690
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A1 (7)	5,194,950
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,816,716

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
$8,000	4.000%, 10/01/45	4/30 at 100.00	A+	$9,487,520
12,420	4.000%, 10/01/49	4/30 at 100.00	A+	14,642,559
1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	1,093,125
5,200	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,531,980
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	8,911,488
1,325	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	697,255
1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) (AMT)	7/21 at 100.00	A (7)	1,298,562
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,855,079
7,115	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	7,998,541
9,900	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	11,128,986
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	265,668
430	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	BB-	483,234
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	1,124,180
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	11,112,021
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	1,995,899
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014:
2,560	5.000%, 9/01/32	9/24 at 100.00	A	2,783,514
335	5.000%, 9/01/34	9/24 at 100.00	A	362,621
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,570,542
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,458,368
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017, 5.000%, 11/01/35 (AMT)	11/26 at 100.00	A1	1,172,280

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	$7,219,296
1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	2,217,042
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020:
2,250	5.000%, 5/15/34	5/29 at 100.00	A+	2,904,772
1,120	5.000%, 5/15/35	5/29 at 100.00	A+	1,440,869
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,630,070
4,520	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	4,806,387
4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8), (9)	1/26 at 102.00	N/R	200,193
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	705,738
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	852,068
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	601,766
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,167,188
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,622,772
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	787,322
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB	10,293,906
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31	4/26 at 100.00	B	29,690
360	5.000%, 4/01/36	4/26 at 100.00	B	353,016
65	5.000%, 4/01/48	4/26 at 100.00	B	61,931
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	6,973,607

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
$1,275	5.000%, 4/01/31	4/26 at 100.00	BBB-	$1,326,625
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB-	1,317,206
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB-	2,457,665
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,411,500
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,053,910
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	8,300,000
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (7)	16,410,739
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	2,069,940
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	10,018,174
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,083,142
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	AAA	5,757,142
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba1	699,723
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,908,661
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	406,379
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	821,446
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,335,755
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,586,500
3,435	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,375,984
3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,958,939
10,115	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	11,313,223

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
$2,570	4.000%, 6/30/35	12/30 at 100.00	Baa2	$3,074,825
4,820	4.000%, 12/31/35	12/30 at 100.00	Baa2	5,760,768
1,515	4.000%, 6/30/37	12/30 at 100.00	Baa2	1,796,351
2,650	4.000%, 12/31/38	12/30 at 100.00	Baa2	3,119,977
2,550	4.000%, 12/31/39	12/30 at 100.00	Baa2	2,995,689
7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,343,243
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	8,945,970
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,621,940
2,910	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A	3,169,019
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	A-	11,331,300
	Texas Water Development Board, State Revolving Fund Revenue Bonds, Series 2020:
4,165	3.000%, 8/01/39	8/30 at 100.00	AAA	4,770,174
5,000	3.000%, 8/01/40	8/30 at 100.00	AAA	5,701,400
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,241,758
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,369,809
353,110	Total Texas			384,640,128
	Utah – 0.9%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	23,877,800
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A	9,858,127
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	15,352,044
	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
250	5.600%, 7/15/22 (ETM)	No Opt. Call	BBB- (7)	263,267
850	6.300%, 7/15/32 (Pre-refunded 7/15/22)	7/22 at 100.00	BBB- (7)	927,265
	Utah Charter School Finance Authority, Charter School Revenue Bonds, George Washington Academy, Series 2011A:
1,760	7.750%, 7/15/31	7/21 at 100.00	N/R	1,829,186
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	3,663,018

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$1,705	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46, 144A	2/26 at 100.00	BB	$1,784,658
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,385,160
55,875	Total Utah			65,940,525
	Virginia – 1.9%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
705	4.000%, 7/01/38	7/30 at 100.00	AA-	851,238
1,080	4.000%, 7/01/39	7/30 at 100.00	AA-	1,300,752
7,505	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/47	7/22 at 100.00	BBB+	7,927,231
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
480	4.000%, 10/01/35	10/29 at 100.00	A-	559,551
8,100	4.000%, 10/01/49 (UB) (4)	10/29 at 100.00	A-	9,122,382
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	10,422,500
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	3,111,571
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	4,841,869
2,430	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	2,525,037
5,600	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	5,984,720
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	1/21 at 100.00	B-	10,110,582
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,039,880
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+ (7)	6,029,650
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,391,540
2,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	2,150,200

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	$3,972,492
1,740	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	2,030,702
2,110	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	2,458,361
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,394,115
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
3,415	4.000%, 1/01/45	7/27 at 103.00	A	3,802,910
6,340	4.000%, 1/01/51	7/27 at 103.00	A	7,009,694
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,711,475
13,975	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	14,502,556
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,697,112
7,715	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	8,083,314
125,195	Total Virginia			135,031,434
	Washington – 1.7%
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,598,103
300	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	368,049
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,556,238
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
10,000	5.000%, 4/01/38 (AMT)	4/29 at 100.00	AA-	12,403,100
7,225	5.000%, 4/01/39 (AMT)	4/29 at 100.00	AA-	8,940,359
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,475,250
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,271,497
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,639,360
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,285,379
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,894,658
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,541,142
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (7)	1,848,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$5,180	5.000%, 8/15/34	8/27 at 100.00	BBB-	$5,978,756
1,775	5.000%, 8/15/35	8/27 at 100.00	BBB-	2,044,516
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB-	2,872,075
2,400	5.000%, 8/15/37	8/27 at 100.00	BBB-	2,750,904
5,010	4.000%, 8/15/42	8/27 at 100.00	BBB-	5,338,205
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,739,620
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,587,933
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
4,320	5.000%, 7/01/43	7/28 at 100.00	BBB	5,026,838
12,000	5.000%, 7/01/58 (UB) (4)	7/28 at 100.00	BBB+	13,997,520
	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020:
1,000	4.000%, 5/01/45	5/30 at 100.00	A	1,129,220
1,025	4.000%, 5/01/50	5/30 at 100.00	A	1,148,338
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,195,298
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,057,940
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	3,905,909
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,166,484
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,396,441
8,520	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/36	2/25 at 100.00	Aaa	9,987,740
109,125	Total Washington			125,145,832
	West Virginia – 0.5%
12,460	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	12,947,684
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,603,410
2,375	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	2,939,918

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	$1,764,533
31,920	Total West Virginia			36,255,545
	Wisconsin – 2.8%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,312,687
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A:
815	5.000%, 6/15/40, 144A	6/30 at 100.00	Ba1	915,367
1,380	5.000%, 6/15/54, 144A	6/30 at 100.00	Ba1	1,523,023
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
555	4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	578,343
200	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	213,366
2,150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,183,712
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
105	5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (7)	111,425
375	6.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	411,487
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	1,167,178
500	5.125%, 10/01/45 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	541,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$11	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	$291
10	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	250
9	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	241
9	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	224
9	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	216
12	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	270
11	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	262
11	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	246
11	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	236
11	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	227
549	0.000%, 7/01/56, 144A (8)	3/28 at 100.00	N/R	412,413
12	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	244
11	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	232
11	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	222
11	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	210
11	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	201
10	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	191
10	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	183
10	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	175
10	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	167
11	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	171
128	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	1,913

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$27	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$744
27	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	705
26	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	689
26	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	670
26	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	634
28	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	682
727	4.000%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	480,923
28	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	651
28	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	631
28	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	609
27	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	587
27	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	570
27	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	550
26	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	529
26	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	515
26	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	495
25	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	474
25	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	459
25	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	442
25	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	431
24	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	413
24	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	387
314	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	4,680
1,650	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,828,167
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,784,572
5,000	6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,565,850
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,858,265
1,925	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%, 1/01/45	1/30 at 100.00	A	2,194,404
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
29,070	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	AA	30,746,176
10,930	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	11,178,439
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,938,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	$12,453,280
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,540,213
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,142,550
4,065	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,333,463
1,000	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49 (5)	1/28 at 100.00	N/R	643,880
13,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	14,885,368
5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	5,591,150
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,646,594
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	35,933
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,036,940
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	18,825,300
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (7)	7,541,380
13,950	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,342,692
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,963,472
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,044,590
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,662,120
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,289,500
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,705,350
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	491,498
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,354,258
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,127,972
1,985	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49	12/29 at 100.00	AA-	2,088,021

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
$275	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (7)	$307,673
3,175	5.000%, 8/15/43	8/23 at 100.00	A	3,373,787
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,225,800
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,606,014
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,401,563
195,015	Total Wisconsin			201,628,917
	Wyoming – 0.2%
4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (7)	4,553,505
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	837,736
2,500	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,628,750
3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	3,727,270
11,450	Total Wyoming			11,747,261
$6,935,329	Total Municipal Bonds (cost $6,921,134,395)			7,473,972,083

Shares	Description (1)	Value
	COMMON STOCKS – 0.3%
	Electric Utilities – 0.3%
719,217	Energy Harbor Corp (10), (11), (12)	$18,483,877
	Total Common Stocks (cost $14,257,608)	18,483,877

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Commercial Services & Supplies – 0.0%
$946	EWM P1 LLC (cash 13.750%, PIK 1.250%) (8), (9)	15.000%	9/01/28	N/R	$9
687	EWM P1 LLC (8), (9)	15.000%	9/01/28	N/R	7
160	EWM P1 LLC (8)	15.000%	9/01/28	N/R	160,488
$1,793	Total Corporate Bonds (cost $1,661,919)				160,504
	Total Long-Term Investments (cost $6,937,053,922)				7,492,616,464

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	Florida – 0.2%
$18,200	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	3/21 at 103.00	N/R	$17,856,384
$18,200	Total Short-Term Investments (cost $18,375,000)			17,856,384
	Total Investments (cost $6,955,428,922) – 104.0%			7,510,472,848
	Floating Rate Obligations – (5.4)%			(388,455,000)
	Other Assets Less Liabilities – 1.4%			99,459,045
	Net Assets – 100%			$7,221,476,893
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,467,821,090	$6,150,993	$7,473,972,083
Common Stocks	—	18,483,877	—	18,483,877
Corporate Bonds	—	160,488	16	160,504
Short-Term Investments:
Municipal Bonds	—	17,856,384	—	17,856,384
Total	$ —	$7,504,321,839	$6,151,009	$7,510,472,848

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.3%
	MUNICIPAL BONDS – 95.6%
	National – 0.9%
$19,895	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municipal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	$21,712,607
18,520	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36, 144A	10/31 at 100.00	AA+	20,958,899
5,433	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	6,428,552
	Revenue Bond Certificate Series Trust:
13,515	2.500%, 2/01/42 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	13,981,070
25,361	2.500%, 3/01/46 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	25,994,949
82,724	Total National			89,076,077
	Alabama – 1.9%
12,235	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26	No Opt. Call	Aa1	15,494,159
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,344,766
5,820	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	6,161,518
2,880	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B, 5.000%, 7/01/37	7/28 at 100.00	A1	3,219,667
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	7,297,242
6,675	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A2	7,708,891
22,395	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	22,658,365
38,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	40,437,705
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
1,000	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	1,212,450
1,000	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	1,260,300
1,000	5.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	1,301,780
14,455	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A	16,693,068
2,185	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,277,469

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
$2,080	5.000%, 3/01/23	No Opt. Call	BBB-	$2,239,286
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,948,432
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,557,421
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	2,023,736
6,905	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	7,176,574
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,568,516
8,405	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A2	9,333,248
1,000	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,026,800
6,925	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,760,570
167,565	Total Alabama			184,701,963
	Alaska – 0.1%
6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	1/21 at 100.00	B3	6,114,050
7,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	7,065,000
13,090	Total Alaska			13,179,050
	Arizona – 2.0%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,489,752
	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
940	5.000%, 8/01/26 ( WI/DD, Settling 5/12/21 )	No Opt. Call	Aa3	1,150,419
1,000	5.000%, 8/01/29 ( WI/DD, Settling 5/12/21 )	No Opt. Call	Aa3	1,312,010
6,475	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	6,792,728
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	10,806,094
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,052,919
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,581,408
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,570	5.000%, 10/01/26	No Opt. Call	Aa2	7,010,848
16,880	5.000%, 10/01/27	No Opt. Call	Aa2	21,826,178
12,510	5.000%, 10/01/28	No Opt. Call	Aa2	16,570,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	$22,519,894
2,470	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,609,975
18,100	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	20,824,774
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A+	2,114,040
750	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020, 4.000%, 5/15/26	No Opt. Call	AA-	868,020
1,950	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	2,241,935
1,010	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A2	1,170,358
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.470%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,773,498
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.660%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,240,580
2,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB+	2,773,575
	Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B:
3,615	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	4,422,483
4,220	5.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	5,292,893
3,975	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	5,081,998
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	409,571
430	5.000%, 6/01/23	No Opt. Call	A+	476,242
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,794,637
655	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	737,451
3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 5.000%, 12/01/24, 144A (IF) (5)	12/21 at 100.00	AA+	4,438,076

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$1,750	5.000%, 12/01/32	No Opt. Call	A3	$2,355,027
230	5.000%, 12/01/37	No Opt. Call	A3	328,539
168,105	Total Arizona			191,066,543
	Arkansas – 0.6%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B	15,485,169
11,335	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	13,931,622
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,120,030
4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,540,000
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	528,720
820	5.000%, 7/01/23	No Opt. Call	A+	895,145
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,808,803
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,663,675
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,167,007
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,119,480
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,117,594
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A	2,474,052
1,795	5.000%, 12/01/27	12/24 at 100.00	A	2,069,976
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	621,286
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,554,336
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,599,240
50,085	Total Arkansas			56,696,135

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 5.3%
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$1,225	5.000%, 6/01/31	6/30 at 100.00	A-	$1,668,217
1,175	5.000%, 6/01/32	6/30 at 100.00	A-	1,585,874
635	5.000%, 6/01/33	6/30 at 100.00	A-	848,335
740	4.000%, 6/01/34	6/30 at 100.00	A-	915,602
1,050	4.000%, 6/01/35	6/30 at 100.00	A-	1,288,749
1,575	4.000%, 6/01/36	6/30 at 100.00	A-	1,917,641
375	4.000%, 6/01/37	6/30 at 100.00	A-	455,119
2,460	4.000%, 6/01/38	6/30 at 100.00	A-	2,975,985
700	4.000%, 6/01/39	6/30 at 100.00	A-	844,116
965	4.000%, 6/01/40	6/30 at 100.00	A-	1,159,940
7,480	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	7,937,402
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,437,156
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,203,816
32,985	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	44,707,539
20,845	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	23,510,011
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,287,621
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB-	4,838,000
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB-	6,039,700
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,960,660
16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,893,079
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,700,387
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	2/21 at 100.00	Aa3	1,405,222
5,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,124,445

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	$1,745,220
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	3,085,883
4,200	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,751,922
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,967,918
3,790	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	4,471,859
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,049,725
10,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,553,900
15,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	20,385,066
215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (6)	2/21 at 100.00	N/R	204,064
5,025	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,810,835
6,850	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Variable Rate Demand Obligation Series 2003D, 5.000%, 5/01/33 (Mandatory Put 11/01/29)	No Opt. Call	AA-	9,284,421
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (7)	4,990,833
4,110	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (7)	2,310,149
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22 (ETM)	No Opt. Call	N/R (7)	2,849,968
2,860	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (7)	3,113,196
1,635	5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	1,779,747
1,325	5.000%, 1/01/25 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	1,442,302
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,801,857
2,200	5.000%, 8/01/34 – AGM Insured	8/27 at 100.00	AA	2,766,764
2,280	5.000%, 8/01/35 – AGM Insured	8/27 at 100.00	AA	2,861,651
26,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB-	26,794,240
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,235,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	$1,126,920
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,136,820
465	5.000%, 9/01/34	9/24 at 100.00	N/R	518,819
3,495	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	2/21 at 100.00	AA	3,504,751
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,903,973
18,945	Los Angeles County, California, Tax and Revenue Anticipation Notes, Series 2020-21, 4.000%, 6/30/21	No Opt. Call	N/R	19,306,092
13,425	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/25 (AMT)	No Opt. Call	Aa3	16,042,875
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	5,636,400
16,010	Los Angeles, California, General Obligation Bonds, Tax & Revenue Anticipation Notes, Series 2020, 4.000%, 6/24/21	No Opt. Call	N/R	16,305,545
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,060	5.000%, 9/01/24	No Opt. Call	A+	1,235,642
1,230	5.000%, 9/01/25	9/24 at 100.00	A+	1,435,029
985	5.000%, 9/01/26	9/24 at 100.00	A+	1,150,736
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	463,708
5,345	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (8)	2/28 at 100.00	Aa1	6,281,284
12,565	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	16,088,854
10,105	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,937,735
190	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	2/21 at 100.00	B+	190,467
8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	A2	11,332,240
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,810,335
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	2,076,459
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	4,013,186
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,281,960
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA-	4,202,050

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	$2,618,658
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,633,140
2,000	0.000%, 10/01/36	No Opt. Call	A	1,456,360
7,000	Riverside County, California, Tax and Revenue Anticipation Notes, Series 2020, 4.000%, 6/30/21	No Opt. Call	N/R	7,132,720
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,998,620
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,748,000
24,000	5.000%, 1/15/34	1/25 at 100.00	A-	27,124,080
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
1,855	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (7)	2,074,020
3,040	6.250%, 7/01/24	No Opt. Call	Baa2	3,409,998
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,960,129
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,705,180
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	2,001,478
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,814,650
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa2	1,756,663
1,415	5.000%, 7/01/25	No Opt. Call	Baa2	1,664,281
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa2	1,579,195
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa2	1,568,885
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa2	1,489,822
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,125,875
442,270	Total California			504,805,433

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 2.5%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
$1,860	5.500%, 12/01/29	12/28 at 100.00	AA	$2,534,362
1,250	5.500%, 12/01/30	12/28 at 100.00	AA	1,695,862
1,650	5.500%, 12/01/32	12/28 at 100.00	AA	2,216,445
1,250	5.500%, 12/01/33	12/28 at 100.00	AA	1,672,988
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	9,907,226
1,115	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29	12/25 at 103.00	N/R	1,152,408
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,976,800
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,156,390
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,363,452
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,705,852
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39	11/29 at 100.00	AA	6,431,400
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (7)	4,394,407
6,215	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (7)	6,237,747
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,500	5.000%, 8/01/27	No Opt. Call	BBB+	3,122,975
6,705	5.000%, 8/01/28	No Opt. Call	BBB+	8,561,078
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,207,800
5,915	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,674,298
1,800	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,321,352
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
6,475	5.000%, 8/01/27	No Opt. Call	BBB+	8,088,505
7,020	5.000%, 8/01/28	No Opt. Call	BBB+	8,963,276
1,940	5.000%, 8/01/29	No Opt. Call	BBB+	2,525,783
2,025	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,627,296
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,448,200
10,990	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,880,390
12,420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	15,016,401

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/40	12/27 at 103.00	A-	$2,272,820
350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	394,401
13,990	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	14,609,897
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35	1/30 at 100.00	AA-	4,229,007
5,000	4.000%, 1/01/37	1/30 at 100.00	AA-	6,016,150
8,800	4.000%, 1/01/38	1/30 at 100.00	AA-	10,542,576
440	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2019E, 3.600%, 11/01/39	5/28 at 100.00	AAA	474,927
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	2/21 at 100.00	BB	1,504,905
11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (7)	11,980,320
15,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,487,450
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	11,197,952
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,500	5.000%, 12/01/31	12/26 at 100.00	Baa2	1,755,495
500	5.000%, 12/01/32	12/26 at 100.00	Baa2	582,940
625	5.000%, 12/01/33	12/26 at 100.00	Baa2	726,994
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,077,218
820	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	872,349
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,317,001
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,600,151
2,750	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2020A, 5.000%, 12/15/27	No Opt. Call	AA	3,607,697
3,467	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,605,056
900	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36	12/25 at 103.00	N/R	937,755
1,020	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,116,227

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
$600	5.000%, 1/15/28	No Opt. Call	A-	$759,480
550	5.000%, 7/15/28	No Opt. Call	A-	702,053
750	5.000%, 1/15/29	No Opt. Call	A-	965,153
500	5.000%, 7/15/29	No Opt. Call	A-	649,975
555	5.000%, 1/15/30	No Opt. Call	A-	728,510
445	5.000%, 7/15/30	No Opt. Call	A-	588,530
1,000	5.000%, 1/15/31	No Opt. Call	A-	1,333,840
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,072,340
208,297	Total Colorado			242,591,862
	Connecticut – 1.9%
3,890	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	4,595,879
1,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	2,256,557
5,570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	6,978,876
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,000	4.000%, 7/01/34	7/29 at 100.00	A-	4,579,480
10,440	4.000%, 7/01/35	7/29 at 100.00	A-	11,923,942
5,000	4.000%, 7/01/36	7/29 at 100.00	A-	5,691,750
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,363,293
11,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	11,280,153
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,561,129
3,370	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	3,655,978
8,610	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	8,748,621
21,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	21,423,570
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	8,034,543
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,326,125
1,110	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,215,117

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39	11/28 at 100.00	AAA	$1,648,401
5,835	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.750%, 11/15/37	11/28 at 100.00	AAA	6,204,764
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1:
3,500	2.450%, 5/15/38	5/29 at 100.00	AAA	3,629,710
9,670	3.500%, 11/15/45	5/29 at 100.00	AAA	10,862,408
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1, 2.350%, 11/15/40	5/30 at 100.00	AAA	5,149,750
820	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	A1	874,858
1,360	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,453,486
15,000	Connecticut State, General Obligation Bonds, Refunding Series 2020B, 5.000%, 1/15/22	No Opt. Call	A1	15,735,600
2,570	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	A1	2,767,016
5,035	Connecticut State, General Obligation Bonds, Series 2020A, 5.000%, 1/15/22	No Opt. Call	A1	5,281,916
1,790	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	A+	2,018,529
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
410	5.000%, 12/15/24 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (7)	448,171
580	5.000%, 12/15/26 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (7)	633,998
169,300	Total Connecticut			180,343,620
	Delaware – 0.2%
12,440	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	12,632,447
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,157,480
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22 (ETM)	No Opt. Call	AA- (7)	1,161,435
3,995	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (7)	4,453,905
18,535	Total Delaware			19,405,267
	District of Columbia – 1.1%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	3,826,805
3,710	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	4,119,732
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	2/21 at 20.98	N/R	33,396,954
11,500	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/27	No Opt. Call	AAA	14,975,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
$5,505	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	$6,844,201
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,388,194
4,150	5.000%, 10/01/29 (AMT)	10/28 at 100.00	Aa3	5,334,037
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery:
7,000	5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	7,237,790
10,000	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	10,759,900
5,225	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	5,872,221
8,475	Metropolitan Washington DC Airports Authority, District of Columbia, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	9,497,085
1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	1,506,863
224,410	Total District of Columbia			108,759,542
	Florida – 4.1%
4,170	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	5,088,651
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,402,642
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A1	11,588,400
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A1	17,509,076
3,110	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 2.250%, 9/01/29 (AMT)	No Opt. Call	A1	3,076,225
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
920	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	960,112
1,370	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,463,119
1,315	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,442,581
915	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	1,018,706
685	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	773,776
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,606,020
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,755,206
2,030	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	2,226,382

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
$16,445	5.000%, 6/01/22	12/21 at 100.00	AA	$17,157,233
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	17,204,050
1,600	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/21	No Opt. Call	AA	1,631,184
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
1,390	4.750%, 11/01/23	No Opt. Call	BB+	1,425,376
1,860	6.000%, 11/01/33	11/23 at 100.00	BB+	1,965,109
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A- (7)	1,128,290
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	391,271
1,155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35	6/27 at 100.00	BBB	1,344,050
30,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	29,433,900
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
44,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	43,090,632
30,650	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	29,519,321
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A	3,463,083
2,755	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	A3 (7)	2,949,090
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,459,963
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,036,633
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,927,751
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,976,271
2,650	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	2,825,006
4,435	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	4,942,054
6,900	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	7,436,199
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	AA-	1,409,209

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2007D:
$6,395	3.000%, 6/01/30	2/21 at 100.00	AAA	$6,404,848
6,585	3.000%, 6/01/31	2/21 at 100.00	AAA	6,594,877
6,780	3.000%, 6/01/32	2/21 at 100.00	AAA	6,789,831
1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	2/21 at 100.00	AA+	1,505,250
11,806	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	12,130,287
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,094,812
5,085	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	6,509,207
7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	7,174,591
6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,770,340
5,560	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,512,261
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,107,720
1,415	5.000%, 7/01/27	7/24 at 100.00	A	1,611,982
5,175	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/22 (AMT)	No Opt. Call	A2	5,573,889
	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	1/21 at 100.00	AA	1,979,266
5,015	5.250%, 4/01/30	1/21 at 100.00	AA	5,026,033
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,966,120
2,000	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,460,660
1,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB+	1,209,060
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (7)	2,984,348
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,552,540
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (7)	181,185
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	10,168,482

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	$5,765,668
1,700	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	1,214,956
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
635	5.000%, 9/01/22	No Opt. Call	A+	681,609
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	3,065,488
1,270	3.125%, 9/01/24	9/22 at 100.00	A+	1,323,670
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,383,977
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,601,760
2,000	5.000%, 9/01/28	9/22 at 100.00	A+	2,130,400
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,398,460
368,406	Total Florida			393,500,148
	Georgia – 1.9%
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
1,500	5.000%, 1/01/28	1/22 at 100.00	Aa3	1,567,575
1,650	5.000%, 1/01/37	1/22 at 100.00	Aa3	1,714,449
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	Aa3	12,574,302
4,280	5.000%, 1/01/29	1/24 at 100.00	Aa3	4,835,630
6,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	7,602,727
14,810	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	17,822,206
2,215	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	2,227,603
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	3,497,281
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	5,821,820
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	9,413,339
14,665	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	18,768,120
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
3,590	3.600%, 12/01/33	6/27 at 100.00	AAA	3,937,871
6,045	3.850%, 12/01/38	6/27 at 100.00	AAA	6,631,546
1,850	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	1,950,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
$2,910	3.050%, 12/01/34	6/28 at 100.00	AAA	$3,191,979
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,400,760
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AAA	8,924,851
6,350	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,791,262
10,000	Georgia State, General Obligation Bonds, Series 2018A, 5.000%, 7/01/28	No Opt. Call	AAA	13,354,900
26,600	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	30,165,996
10,620	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	12,478,075
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,883,004
157,865	Total Georgia			180,555,696
	Guam – 0.1%
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (7)	4,587,435
	Hawaii – 0.7%
8,310	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	Baa2	8,698,825
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,535,744
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,582,730
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,373,259
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,282,328
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,844,517
15,450	Hawaii Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,388,124
61,560	Total Hawaii			68,705,527
	Idaho – 0.3%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	602,683
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,305,964
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,111,610
1,760	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C, 2.900%, 7/01/39	1/29 at 100.00	Aa1	1,872,059

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
$2,595	5.000%, 8/15/21	No Opt. Call	Aaa	$2,672,176
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	2,921,407
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,415,451
23,730	Total Idaho			24,901,350
	Illinois – 10.6%
1,850	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,850,703
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,033,136
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (7)	2,021,712
2,550	0.000%, 1/01/31 (Pre-refunded 7/01/23)	7/23 at 68.95	A2 (7)	1,745,475
2,750	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (7)	1,782,440
4,000	0.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 61.69	A2 (7)	2,449,840
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
429	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	442,835
444	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	465,658
952	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,013,033
1,040	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,105,478
959	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,017,317
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	603,866
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	639,756
944	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,004,520
1,411	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,499,837
1,436	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,523,323
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	35,116,212
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A-	2,127,282
1,000	5.000%, 4/01/42	4/27 at 100.00	A-	1,122,940
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A-	1,318,280
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	13,876,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
$3,125	5.000%, 12/01/27	No Opt. Call	BB	$3,622,375
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,249,933
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	2,980,250
8,925	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	10,083,019
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	9,920,605
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,011,617
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB	1,267,176
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,112,078
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,537,567
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,625,473
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,144,544
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	24,772,871
5,950	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	7,236,211
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	3,693,510
3,235	5.250%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	3,384,845
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A:
5,710	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,537,322
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,829,724
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,132,725
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,747,480
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,984,360
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	20,627,778

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$2,080	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (7)	$2,275,894
4,745	5.000%, 1/01/23	No Opt. Call	BBB+	5,034,587
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,261,960
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,909,397
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,178,038
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,636,935
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,780	5.000%, 11/15/21	No Opt. Call	A+	2,878,245
2,400	5.000%, 11/15/22	No Opt. Call	A+	2,581,632
2,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/21	No Opt. Call	A+	2,339,868
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,168,470
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,152,480
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,603,483
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,667,736
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	537,535
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
873	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	903,529
923	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	971,947
1,022	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,120,858
1,052	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,148,300
6,815	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	7,843,861
7,370	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,925,733
1,070	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,192,301
8,500	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1, 4.000%, 11/01/30	No Opt. Call	AA	9,785,115
3,235	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (7)	3,453,298
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,327,104
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,400,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
$2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	$2,728,296
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	11,372,800
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (7)	84,868
1,505	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (7)	1,824,662
32,435	4.000%, 2/15/41	2/27 at 100.00	AA+	37,074,827
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	14,669,773
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	AA+	552,097
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,393,884
775	5.000%, 9/01/29	9/24 at 100.00	AA+	889,018
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,781,093
2,825	4.625%, 9/01/39	9/24 at 100.00	AA+	3,130,722
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,862,412
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	1,471,982
1,120	5.000%, 5/15/25 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	1,186,058
1,175	5.000%, 5/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	1,244,302
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,224,850
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,668,732
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,727,960
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,638,141
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	6,063,773
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,800,037
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,738,635
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,887,500
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,191,600
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,236,100
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,361,880
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	2/21 at 100.00	B	2,953,422

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
$2,215	5.000%, 8/15/35	8/25 at 100.00	A3	$2,529,995
5,000	5.000%, 8/15/44	8/25 at 100.00	A3	5,602,600
	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,402,184
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,338,638
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,998,150
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	2,047,338
1,205	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	1,217,713
5,280	Illinois Housing Development Authority, Revenue Bonds, Series 2019D, 2.950%, 10/01/39	4/29 at 100.00	Aaa	5,556,830
	Illinois State, General Obligation Bonds, February Series 2014:
4,050	5.000%, 2/01/23	No Opt. Call	BBB-	4,341,155
5,745	5.000%, 2/01/24	No Opt. Call	BBB-	6,315,306
4,780	5.000%, 2/01/25	2/24 at 100.00	BBB-	5,232,618
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB-	5,089,486
6,050	5.000%, 2/01/27	2/24 at 100.00	BBB-	6,558,079
2,495	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB-	2,603,882
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB-	1,935,648
1,120	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/30	No Opt. Call	BBB-	1,398,029
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB-	14,111,740
5,840	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB-	6,563,167
	Illinois State, General Obligation Bonds, November Series 2017D:
3,755	5.000%, 11/01/21	No Opt. Call	BBB-	3,861,604
26,335	5.000%, 11/01/23	No Opt. Call	BBB-	28,431,529
4,665	5.000%, 11/01/24	No Opt. Call	BBB-	5,117,832
5,580	5.000%, 11/01/25	No Opt. Call	BBB-	6,234,032
4,825	3.250%, 11/01/26	No Opt. Call	BBB-	4,964,346
3,695	5.000%, 11/01/26	No Opt. Call	BBB-	4,179,673
11,495	5.000%, 11/01/27	No Opt. Call	BBB-	13,108,783
5,785	5.000%, 11/01/28	11/27 at 100.00	BBB-	6,543,298
10,000	Illinois State, General Obligation Bonds, November Series 2019A, 5.000%, 11/01/22	No Opt. Call	BBB-	10,658,600
2,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB-	2,386,660
1,600	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB-	1,856,592

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Refunding Series 2012:
$6,205	5.000%, 8/01/21	No Opt. Call	BBB-	$6,346,226
15,265	5.000%, 8/01/22	No Opt. Call	BBB-	16,154,949
335	5.000%, 8/01/25	8/22 at 100.00	BBB-	351,268
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	BBB-	2,925,908
12,210	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/22	No Opt. Call	BBB-	12,563,357
	Illinois State, General Obligation Bonds, Series 2013:
5,520	5.500%, 7/01/25	7/23 at 100.00	BBB-	6,000,958
2,835	5.500%, 7/01/26	7/23 at 100.00	BBB-	3,073,367
2,085	5.500%, 7/01/27	7/23 at 100.00	BBB-	2,251,737
7,535	5.250%, 7/01/29	7/23 at 100.00	BBB-	8,052,730
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
9,595	5.000%, 12/01/21	No Opt. Call	AA-	10,012,382
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,649,529
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,443,362
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
6,980	5.000%, 12/01/31	1/26 at 100.00	AA-	8,369,997
7,895	5.000%, 12/01/32	1/26 at 100.00	AA-	9,424,656
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	10,042,070
14,465	5.000%, 1/01/26	No Opt. Call	AA-	17,709,789
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,261,370
6,115	5.000%, 1/01/37	1/24 at 100.00	AA-	6,808,563
11,670	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,267,039
10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,425,157
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (7)	2,122,817
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	Aa2	7,186,338
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (7)	333,943
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	Aa2	1,130,083
1,210	9.000%, 1/01/25 (ETM)	No Opt. Call	AA (7)	1,621,376
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	Aa2	5,248,080

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
$5,020	5.000%, 2/01/34	2/26 at 100.00	AA-	$5,921,441
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,079,760
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,333,857
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,840,167
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,440,604
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	2,030,966
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,126,390
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,233,811
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,845	4.000%, 12/01/27	No Opt. Call	Aa2	2,228,299
1,925	4.000%, 12/01/28	12/27 at 100.00	Aa2	2,343,399
1,560	4.000%, 12/01/29	12/27 at 100.00	Aa2	1,885,978
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,915,271
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,996,600
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,835,580
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
5,285	5.000%, 12/15/28	6/22 at 100.00	BBB	5,509,401
1,700	0.000%, 12/15/51	No Opt. Call	BBB	499,987
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37 (8)	No Opt. Call	BBB	1,390,931
9,045	0.000%, 12/15/42 (8)	6/38 at 100.00	BBB	6,897,446
6,000	0.000%, 12/15/47 (8)	6/38 at 100.00	BBB	4,501,920
1,470	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB	1,738,010
28,515	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	23,636,083
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
445	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	489,562
459	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	511,927
355	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	394,707
621	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	687,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	$500,210
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,169,802
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,662,284
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	312,154
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	369,901
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,785	5.250%, 6/01/21	No Opt. Call	A	7,939,143
12,395	5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (7)	12,664,219
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,940	5.000%, 6/01/25	No Opt. Call	A	4,683,636
5,010	5.000%, 6/01/26	No Opt. Call	A	6,143,462
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,657,150
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,449,302
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,205,247
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,118,873
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A:
2,425	5.000%, 1/01/36	1/30 at 100.00	AA-	3,043,278
2,435	5.000%, 1/01/37 – BAM Insured	1/30 at 100.00	AA	3,056,680
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	3,050,195
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	2,905,680
2,695	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A-	2,954,259
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
935	4.000%, 4/15/34	4/30 at 100.00	AA-	1,135,688
1,225	4.000%, 10/15/35	4/30 at 100.00	AA-	1,482,054

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$95	5.000%, 3/01/22	No Opt. Call	A	$99,999
7,805	5.000%, 3/01/33	3/25 at 100.00	A	9,078,464
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	16,225,289
11,055	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,731,933
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A	3,299,067
2,830	4.000%, 11/01/22	No Opt. Call	A	3,009,960
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,219,598
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,655,507
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,731,159
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,944,912
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa1	4,360,273
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	AA+ (7)	6,135,900
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,874,640
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,612,096
919,737	Total Illinois			1,015,234,409
	Indiana – 3.2%
500	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B, 5.000%, 1/01/21	No Opt. Call	AA	500,000
10,000	Indiana Bond Bank, Advance Funding Program Notes, Series 2020A, 3.000%, 1/11/21	1/21 at 100.00	N/R	10,005,400
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,914,330
2,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	2,579,637
5,770	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	5/26 at 100.00	A-	6,158,436
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	12,666,500
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	Baa3 (7)	1,231,802
500	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	Baa3 (7)	565,960
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,710,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	$5,492,231
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
735	5.000%, 10/01/22	No Opt. Call	AA	795,535
620	5.000%, 10/01/23	No Opt. Call	AA	698,976
635	5.000%, 10/01/24	No Opt. Call	AA	744,906
1,545	5.000%, 10/01/25	10/24 at 100.00	AA	1,818,357
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,009,182
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,514,800
8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	AA-	8,294,000
3,940	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.750%, 7/01/40	7/29 at 100.00	Aaa	4,212,963
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (7)	3,093,887
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (7)	2,818,250
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,005	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,502,351
4,125	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,962,127
11,000	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	13,810,610
5,000	5.000%, 1/01/29 (AMT)	No Opt. Call	A1	6,385,850
16,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	2/21 at 100.00	N/R	16,500,825
2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,872,912
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,604,100
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,860,877
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,168,200
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,520	5.000%, 8/15/26	No Opt. Call	AA	15,659,014
6,695	5.000%, 8/15/27	No Opt. Call	AA	8,587,208

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$500	5.000%, 10/01/27	10/24 at 100.00	A+	$577,745
720	5.000%, 10/01/28	10/24 at 100.00	A+	828,403
1,000	5.000%, 10/01/29	10/24 at 100.00	A+	1,145,710
1,360	5.000%, 10/01/31	10/24 at 100.00	A+	1,548,754
1,215	5.000%, 10/01/33	10/24 at 100.00	A+	1,381,248
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa3	1,689,405
940	5.000%, 4/01/22	No Opt. Call	Baa3	981,633
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,102,411
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
250	4.750%, 2/01/21	No Opt. Call	N/R	250,790
500	4.750%, 8/01/21	No Opt. Call	N/R	512,505
500	5.000%, 2/01/22	No Opt. Call	N/R	515,825
500	5.000%, 8/01/22	2/22 at 100.00	N/R	515,665
500	5.000%, 8/01/23	2/22 at 100.00	N/R	515,120
500	5.000%, 2/01/24	2/22 at 100.00	N/R	513,935
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	38,403,714
	Southwest Allen Multi School Building Corporation, Allen County, Indiana, First Mortgage Bonds, Series 2020:
650	4.000%, 7/15/24	No Opt. Call	AA+	734,201
550	4.000%, 1/15/25	No Opt. Call	AA+	630,680
270	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	2/21 at 100.00	N/R (7)	285,836
1,750	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 5.000%, 2/01/29	8/24 at 100.00	A	2,011,678
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,205,027
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,159,220
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,086,742
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,096,522
5,635	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunding Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A1	6,887,097
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	27,134,176

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	$22,640,475
275,000	Total Indiana			308,094,503
	Iowa – 0.9%
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)	2/23 at 100.00	AA- (7)	11,074,500
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,550,187
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,524,958
3,350	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	1/21 at 103.00	BB-	3,431,472
1,955	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	2,133,511
4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	2/21 at 103.00	BB-	4,921,447
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	6,916,710
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	2,070,900
	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A:
5,000	2.700%, 1/01/40	7/29 at 100.00	AAA	5,314,000
14,785	3.750%, 1/01/50	7/29 at 100.00	AAA	16,533,326
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,170	5.375%, 6/01/38	2/21 at 100.00	B-	13,348,453
2,350	5.500%, 6/01/42	2/21 at 100.00	B-	2,381,842
30	5.625%, 6/01/46	2/21 at 100.00	B-	30,407
1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	2/21 at 100.00	B-	1,966,287
81,290	Total Iowa			87,198,000
	Kansas – 0.5%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,527,559
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	11,652,410
4,335	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2020A, 3.000%, 8/01/21	No Opt. Call	N/R	4,403,190
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	10,587,987
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (7)	5,683,409

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$1,925	5.000%, 9/01/21	No Opt. Call	A	$1,984,463
660	5.000%, 9/01/22	No Opt. Call	A	710,384
1,505	5.000%, 9/01/23	No Opt. Call	A	1,687,572
49,515	Total Kansas			52,236,974
	Kentucky – 1.8%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
450	4.000%, 2/01/33	2/30 at 100.00	BBB-	493,056
500	4.000%, 2/01/34	2/30 at 100.00	BBB-	545,780
180	4.000%, 2/01/35	2/30 at 100.00	BBB-	196,148
1,110	4.000%, 2/01/36	2/30 at 100.00	BBB-	1,205,404
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa3	3,591,712
1,875	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa3	1,939,969
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,155
7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,121,100
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,501,804
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,719,684
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (7)	5,333,750
10,175	5.000%, 12/01/35	6/22 at 100.00	N/R	10,854,181
3,810	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (7)	4,064,317
8,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	8,532,640
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Ba2	1,163,700
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,254,309
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,308,202
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,365,229
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,430,625
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,319,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$15,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, 2.450%, 6/01/39 (Mandatory Put 10/01/29)	No Opt. Call	A	$16,446,000
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
290	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	292,625
965	6.000%, 3/01/22 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	973,733
305	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	307,876
1,015	6.250%, 3/01/23 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	1,024,571
340	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	343,206
1,115	6.250%, 3/01/24 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (7)	1,125,514
17,020	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	18,826,503
24,355	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	27,386,467
11,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A2	12,536,040
10,180	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A2	12,132,320
4,750	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	4,821,202
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,449,485
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,354,450
153,195	Total Kentucky			167,971,301
	Louisiana – 2.4%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
14,510	5.000%, 12/01/34	12/29 at 100.00	BB+	16,478,427
10,250	5.000%, 12/01/39	12/29 at 100.00	BB+	11,439,410
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
980	5.000%, 2/01/23	No Opt. Call	AA-	1,076,167
565	5.000%, 2/01/24	No Opt. Call	AA-	646,688
805	5.000%, 2/01/25	No Opt. Call	AA-	957,966
585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	601,930
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (7)	507,053

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
$17,490	5.000%, 6/01/25	No Opt. Call	A1	$20,749,087
16,740	5.000%, 6/01/26	No Opt. Call	A1	20,497,460
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (7)	2,611,991
2,850	5.000%, 2/01/29 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (7)	3,264,988
2,000	5.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (7)	2,291,220
18,830	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa2	20,888,872
5,430	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,515,414
5,250	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013C, 1.650%, 9/01/34 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,332,582
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,280	5.000%, 5/15/28	5/27 at 100.00	A	1,592,269
1,000	5.000%, 5/15/29	5/27 at 100.00	A	1,235,530
1,155	5.000%, 5/15/30	5/27 at 100.00	A	1,418,548
1,750	5.000%, 5/15/31	5/27 at 100.00	A	2,139,445
3,210	5.000%, 5/15/42	5/27 at 100.00	A	3,819,675
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)	7/27 at 100.00	Caa1	850,000
3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,224,477
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (7)	30,944
1,055	5.000%, 5/15/30	5/26 at 100.00	A	1,270,072
35	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (7)	43,321
3,410	5.000%, 5/15/32	5/26 at 100.00	A	4,078,701
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (7)	49,510
3,660	5.000%, 5/15/33	5/26 at 100.00	A	4,362,500
2,980	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	3,214,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$1,050	5.000%, 7/01/22	No Opt. Call	AA-	$1,112,234
3,120	5.000%, 7/01/29	7/23 at 100.00	AA-	3,390,410
1,000	5.000%, 7/01/30	7/23 at 100.00	AA-	1,084,580
4,000	5.000%, 7/01/31	7/23 at 100.00	AA-	4,331,880
3,835	5.000%, 7/01/32	7/23 at 100.00	AA-	4,145,865
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,726,450
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,281,337
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,563,970
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,381,080
5,400	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	AA-	5,632,362
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,087,630
870	5.000%, 12/01/23	No Opt. Call	AA-	981,752
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,191,727
480	5.000%, 12/01/25	No Opt. Call	AA-	579,710
795	5.000%, 12/01/27	12/25 at 100.00	AA-	960,797
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
250	5.000%, 6/01/24	No Opt. Call	A	286,803
605	5.000%, 6/01/25	6/24 at 100.00	A	696,869
500	5.000%, 6/01/26	6/24 at 100.00	A	575,615
600	5.000%, 6/01/27	6/24 at 100.00	A	688,518
380	5.000%, 6/01/28	6/24 at 100.00	A	434,857
580	5.000%, 6/01/29	6/24 at 100.00	A	662,227
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
410	5.000%, 6/01/30	6/25 at 100.00	A	483,247
775	5.000%, 6/01/32	6/25 at 100.00	A	907,378
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,167,940
1,040	5.000%, 6/01/35	6/25 at 100.00	A	1,209,822
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A (7)	550,145
6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,840,103
3,265	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,028,683

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	$3,805,564
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	660,694
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	945,736
1,465	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,886,847
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,282,370
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,244,870
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,460,075
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,940,531
5,980	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,572,618
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,451,281
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	654,112
206,780	Total Louisiana			233,077,164
	Maine – 0.4%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,161,050
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,393,948
5,660	4.000%, 7/01/46	7/26 at 100.00	BBB	5,830,932
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,018,770
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	3,918,107
1,210	6.950%, 7/01/41	7/21 at 100.00	BB	1,233,401
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175	4.000%, 7/01/37	7/30 at 100.00	A+	1,406,875
1,500	4.000%, 7/01/38	7/30 at 100.00	A+	1,790,775
2,000	4.000%, 7/01/39	7/30 at 100.00	A+	2,381,740
1,590	4.000%, 7/01/40	7/30 at 100.00	A+	1,888,697
10,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B, 2.350%, 11/15/40	11/28 at 100.00	AA+	10,358,500
6,280	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	6,521,278
290	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	307,812
39,875	Total Maine			42,211,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 1.8%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
$1,270	3.250%, 1/01/31	1/26 at 100.00	A	$1,339,190
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,779,568
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,760	5.000%, 9/01/27	No Opt. Call	BB-	1,663,200
2,780	5.000%, 9/01/29	9/27 at 100.00	BB-	2,628,407
1,000	5.000%, 9/01/30	9/27 at 100.00	BB-	945,370
1,365	5.000%, 9/01/31	9/27 at 100.00	BB-	1,290,676
145	5.000%, 9/01/34	9/27 at 100.00	BB-	137,170
1,500	5.000%, 9/01/39	9/27 at 100.00	BB-	1,418,625
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	Aa2	511,720
1,000	5.000%, 7/01/26 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (7)	1,143,290
1,715	5.000%, 7/01/27 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (7)	1,960,742
4,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	4,454,040
22,420	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 9/01/39	3/29 at 100.00	Aa1	24,086,927
10,250	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.500%, 9/01/40	3/29 at 100.00	Aa1	10,625,970
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,728,250
19,130	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	19,435,123
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,194,690
6,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	7,859,017
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
780	5.000%, 7/01/32	7/26 at 100.00	BBB+	901,875
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB+	2,592,923
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB+	1,898,160
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB+	2,297,140
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB+	1,799,267
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (7)	9,156,424
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	11,045,529
5,735	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 2.750%, 8/01/25	8/23 at 100.00	AAA	6,100,778

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$12,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2, 5.000%, 8/01/28	No Opt. Call	AAA	$16,008,480
5,000	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/28	No Opt. Call	AAA	6,334,500
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2020:
1,125	5.000%, 12/01/25	No Opt. Call	AAA	1,389,319
1,180	5.000%, 12/01/26	No Opt. Call	AAA	1,504,382
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2020:
5,910	5.000%, 12/01/25	No Opt. Call	AAA	7,298,554
6,115	5.000%, 12/01/26	No Opt. Call	AAA	7,796,013
154,960	Total Maryland			173,325,319
	Massachusetts – 1.3%
465	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – NPFG Insured	No Opt. Call	Aa1	469,989
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	B	838,707
680	5.000%, 7/01/27	7/24 at 100.00	B	683,536
925	5.000%, 7/01/28	7/24 at 100.00	B	926,434
960	5.000%, 7/01/29	7/24 at 100.00	B	955,949
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,045,808
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28 (6)	2/21 at 100.00	N/R	1,066,500
14,450	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,452,565
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,609,988
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,841,232
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,341,657

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
$350	5.000%, 7/15/31, 144A	7/30 at 100.00	BB+	$427,112
415	5.000%, 7/15/32, 144A	7/30 at 100.00	BB+	503,453
320	5.000%, 7/15/33, 144A	7/30 at 100.00	BB+	386,186
300	5.000%, 7/15/34, 144A	7/30 at 100.00	BB+	361,074
270	5.000%, 7/15/35, 144A	7/30 at 100.00	BB+	324,116
135	5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	161,483
145	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	172,894
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,343,671
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,532,194
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,166,573
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,629,015
4,125	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,603,665
1,425	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.000%, 12/01/39	12/28 at 100.00	AA	1,529,410
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1, 2.900%, 12/01/39	12/28 at 100.00	AA	3,207,060
10,590	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	11,247,957
2,330	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218, 2.300%, 12/01/40	12/29 at 100.00	AA+	2,390,766
4,930	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	5,004,197
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E:
5,000	5.000%, 11/01/26	No Opt. Call	Aa1	6,341,800
4,000	5.000%, 11/01/27	No Opt. Call	Aa1	5,220,800
3,500	5.000%, 11/01/28	No Opt. Call	Aa1	4,689,440
26,700	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	29,741,931
6,640	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,483,147
112,865	Total Massachusetts			126,700,309

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 1.5%
	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
$3,050	0.000%, 7/01/22	No Opt. Call	BB+	$2,869,074
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,382,006
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,464,992
355	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	433,547
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	5,662,569
8,665	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,813,546
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,800	5.000%, 6/01/31	12/30 at 100.00	A-	2,454,984
1,500	5.000%, 6/01/32	12/30 at 100.00	A-	2,020,860
2,435	4.000%, 6/01/34	12/30 at 100.00	A-	2,943,550
1,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30	No Opt. Call	BBB+	1,816,360
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,733,147
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,425,000
13,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AA+	13,954,460
25,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	26,015,845
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	5,190,000
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	5,631,150
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 5.000%, 10/15/27	No Opt. Call	Aa2	6,490,950
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,034,572
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,144,020
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,280,500
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,906,926
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,282,720
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,672,500
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,573,522

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
$4,845	5.000%, 5/01/21	2/21 at 100.00	Aa1	$4,862,054
3,845	5.000%, 5/01/22	2/21 at 100.00	Aa1	3,858,457
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A1	4,394,362
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	6,191,126
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A1	5,843,600
134,095	Total Michigan			146,346,399
	Minnesota – 0.9%
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,085,771
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,318,025
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,368,861
55	4.250%, 2/15/48	2/28 at 100.00	A-	60,892
	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2020B:
2,090	5.000%, 12/01/21	No Opt. Call	AAA	2,182,274
4,930	5.000%, 12/01/25	No Opt. Call	AAA	6,082,881
2,720	5.000%, 12/01/26	No Opt. Call	AAA	3,464,083
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	2,912,274
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,243,094
8,075	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	8,374,950
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B:
8,690	2.625%, 1/01/40	7/29 at 100.00	AA+	9,149,875
10,900	3.500%, 7/01/50	7/29 at 100.00	AA+	12,099,327
7,010	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	7,302,527
3,080	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	3,094,199
3,010	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,240,145
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	450,300
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A (7)	1,283,619

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	$2,271,974
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	7,320,118
105	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	2/21 at 100.00	N/R	105,212
75,835	Total Minnesota			83,410,401
	Mississippi – 0.5%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,973,989
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,399,828
13,545	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	13,601,076
	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A:
2,500	2.450%, 12/01/39	6/29 at 100.00	Aaa	2,603,675
4,695	3.750%, 6/01/49	6/29 at 100.00	Aaa	5,212,718
2,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%, 10/15/38	10/28 at 100.00	A+	2,252,660
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (7)	10,108,429
46,370	Total Mississippi			49,152,375
	Missouri – 0.7%
1,320	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,470,770
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,152,613
10,305	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	11,348,793
12,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	13,218,240
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	16,436,936
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,544,374
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	225,738
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32 (Pre-refunded 10/01/23)	10/23 at 100.00	A- (7)	1,544,902
2,720	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.750%, 11/01/39	5/29 at 100.00	AA+	2,866,825
1,740	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A, 2.550%, 11/01/40	5/29 at 100.00	AA+	1,843,739

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
$1,330	5.000%, 1/01/25	1/24 at 100.00	A2	$1,511,585
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,869,107
1,010	5.000%, 1/01/32	1/24 at 100.00	A2	1,131,877
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,533,003
1,135	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,251,281
57,470	Total Missouri			62,949,783
	Montana – 0.6%
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,882,470
20,700	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	22,134,717
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	36,109,947
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,209,400
550	Montana Facilities Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	607,684
58,845	Total Montana			61,944,218
	Nebraska – 1.3%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A	5,621,150
3,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, 4.000%, 12/01/49 (Mandatory Put 8/01/25)	5/25 at 100.50	Aa2	3,447,150
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
2,025	5.000%, 5/15/28	5/24 at 100.00	A-	2,300,117
9,350	5.000%, 5/15/44	5/24 at 100.00	A-	10,355,686
680	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	717,862
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	404,525
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32 (Pre-refunded 11/01/21)	11/21 at 100.00	A (7)	6,136,885

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
$540	5.000%, 7/01/23	No Opt. Call	BBB	$595,091
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,425,400
530	5.000%, 7/01/25	No Opt. Call	BBB	623,116
750	5.000%, 7/01/26	7/25 at 100.00	BBB	880,515
200	5.000%, 7/01/27	7/25 at 100.00	BBB	233,738
835	5.000%, 7/01/28	7/25 at 100.00	BBB	971,639
485	5.000%, 7/01/29	7/25 at 100.00	BBB	562,028
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,154,970
180	5.000%, 7/01/33	7/25 at 100.00	BBB	206,156
11,010	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2015C, 3.900%, 9/01/35	9/24 at 100.00	AA+	11,773,433
15,335	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.600%, 9/01/44	3/28 at 100.00	AA+	16,563,180
11,660	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.850%, 9/01/39	3/29 at 100.00	AA+	12,405,074
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.550%, 9/01/40	3/29 at 100.00	AA+	10,419,600
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,554,617
960	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	1,005,696
565	5.000%, 1/01/24	1/22 at 100.00	A+	591,086
615	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	644,274
380	5.000%, 1/01/25	1/22 at 100.00	A+	397,389
1,370	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26	No Opt. Call	Aa2	1,652,220
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22 (ETM)	No Opt. Call	Aa2 (7)	703,856
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,729,200
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,195	5.000%, 6/15/26	No Opt. Call	AA-	1,489,352
1,370	5.000%, 6/15/28	No Opt. Call	AA-	1,801,632
1,475	5.000%, 6/15/29	No Opt. Call	AA-	1,981,574
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,132,962
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BB+	4,268,841
1,355	5.250%, 2/01/29	2/27 at 100.00	BB+	1,567,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	$6,752,700
110,945	Total Nebraska			123,070,557
	Nevada – 1.0%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	2,132,720
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A1	1,142,138
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A1	2,071,364
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (7)	6,024,841
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/23	No Opt. Call	Aa3	11,149,000
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,823,045
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,343,136
3,585	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	3,962,751
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	Aa1	1,580,535
1,000	5.000%, 6/01/24	6/21 at 100.00	Aa1	1,019,610
12,450	5.000%, 6/01/25	6/21 at 100.00	Aa1	12,693,149
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,268,353
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,649,009
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,132,880
285	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	297,474
4,720	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,080,136
11,350	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	11,987,984
3,165	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	3,190,352
12,190	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,632,009
	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,342,511
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	4,820,167

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$2,600	Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36 (Mandatory Put 4/15/22) (AMT)	No Opt. Call	A2	$2,602,158
90,795	Total Nevada			95,945,322
	New Hampshire – 0.5%
17,174	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	19,300,820
16,870	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	17,762,929
905	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc Project , Series 2015A, 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	A (7)	1,070,533
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,171,660
920	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	1,002,230
	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C:
2,335	5.000%, 12/01/27	No Opt. Call	Aa1	3,058,219
2,835	5.000%, 12/01/28	No Opt. Call	Aa1	3,806,328
42,879	Total New Hampshire			48,172,719
	New Jersey – 4.9%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,768,075
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,148,434
1,370	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	1,408,497
6,555	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	6,922,604
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,706,363
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020:
1,000	5.000%, 10/01/27	No Opt. Call	AA	1,283,110
1,000	5.000%, 10/01/29	No Opt. Call	AA	1,339,050
1,000	Morris County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Whippany Firehouse Project Notes, Series 2020, 3.000%, 8/02/21	No Opt. Call	N/R	1,015,810

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$13,995	5.000%, 6/15/21	No Opt. Call	BBB	$14,228,017
2,635	5.000%, 6/15/22	No Opt. Call	BBB	2,774,339
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,160,280
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB	7,553,791
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB	3,143,596
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB	7,997,958
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB	5,240,350
1,030	4.250%, 6/15/27	6/22 at 100.00	BBB	1,062,373
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB	4,831,229
	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A:
4,085	5.000%, 11/01/32	11/29 at 100.00	Baa1	5,121,814
6,265	4.000%, 11/01/37	11/29 at 100.00	Baa1	7,083,898
2,750	4.000%, 11/01/38	11/29 at 100.00	Baa1	3,098,508
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	1,502,280
2,215	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,496,925
6,345	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	6,554,512
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	28,855,750
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	6,844,800
10,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	11,241,001
4,430	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	4,454,631
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,269,280
10,125	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%, 7/01/45 (Mandatory Put 7/01/26)	4/26 at 100.83	AA-	12,484,935
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,151,930

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
$4,445	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	$4,787,621
11,705	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,681,665
11,975	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	13,255,487
5,000	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,377,650
920	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	1,033,997
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
13,000	5.000%, 6/01/27	No Opt. Call	A3	16,268,330
10,190	5.000%, 6/01/28	No Opt. Call	A3	12,998,466
5,000	5.000%, 6/01/29	No Opt. Call	A3	6,480,550
2,430	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	2,447,885
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	6,985,329
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,835,767
9,395	5.000%, 6/15/30	6/26 at 100.00	A+	10,962,650
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,226,067
1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	1,146,139
10,955	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	12,325,580
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
7,335	5.500%, 6/15/31	6/21 at 100.00	Baa1	7,488,228
10,630	5.250%, 6/15/36	6/21 at 100.00	Baa1	10,832,608
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	2,250,534
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	Baa1	14,936,344
820	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	879,811
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	Baa1	2,078,713
1,850	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,121,543
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/23	No Opt. Call	Baa1	2,250,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
$2,500	5.000%, 12/15/25	No Opt. Call	Baa1	$2,964,975
5,000	5.000%, 12/15/26	No Opt. Call	Baa1	6,043,800
10,230	5.000%, 12/15/33	12/29 at 100.00	Baa1	12,770,723
3,000	4.000%, 12/15/39	12/29 at 100.00	Baa1	3,377,340
9,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	10,340,968
6,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/33	12/28 at 100.00	Baa1	7,492,893
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
2,500	4.000%, 6/15/35	12/30 at 100.00	Baa1	2,907,600
4,250	4.000%, 6/15/36	12/30 at 100.00	Baa1	4,899,017
2,875	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	2,996,929
2,325	Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016, 1.000%, 11/15/28	11/24 at 100.00	AA	2,304,284
4,055	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	4,281,066
13,495	Somerset County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	13,845,465
2,950	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q, 3.000%, 1/01/21	No Opt. Call	Baa1	2,950,000
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,620	5.000%, 6/01/28	No Opt. Call	A	6,024,619
120	5.000%, 6/01/29	6/28 at 100.00	A	155,261
3,160	5.000%, 6/01/30	6/28 at 100.00	A-	4,058,609
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	8,379,613
6,000	5.000%, 6/01/35	6/28 at 100.00	A-	7,524,540
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	13,194,920
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
14,540	3.200%, 6/01/27	No Opt. Call	BBB	14,945,521
2,770	5.000%, 6/01/46	6/28 at 100.00	BB+	3,235,443
2,565	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,735,675
416,675	Total New Jersey			467,824,585

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico – 0.5%
$8,560	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	$8,741,558
12,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	14,641,000
1,695	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,879,941
4,815	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	5,378,210
4,700	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	5,055,320
1,975	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39	1/29 at 100.00	Aaa	2,108,530
9,040	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	10,697,936
43,285	Total New Mexico			48,502,495
	New York – 6.2%
	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2020B Forward Delivery:
1,000	5.000%, 12/15/21 (AMT)	No Opt. Call	A-	1,039,340
1,000	5.000%, 12/15/22 (AMT)	No Opt. Call	A-	1,080,260
1,225	5.000%, 12/15/23 (AMT)	No Opt. Call	A-	1,366,843
1,145	5.000%, 12/15/24 (AMT)	No Opt. Call	A-	1,318,845
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21	No Opt. Call	AA	2,313,266
1,915	5.000%, 11/01/22	No Opt. Call	AA	2,076,971
1,515	5.000%, 11/01/23	No Opt. Call	AA	1,718,798
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	341,439
500	5.000%, 1/01/25	No Opt. Call	A+	590,710
3,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,405,424
4,360	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	4,553,802
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,775,360

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	$2,259,271
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,718,220
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,572,025
5,390	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Subordinate Revenue Anticipation Notes Series 2020B, 5.000%, 3/31/21	No Opt. Call	N/R	5,453,548
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,085	5.000%, 5/15/24	5/22 at 100.00	AA	10,721,162
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	9,869,398
7,000	Erie County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2020, 3.000%, 6/24/21	No Opt. Call	AA-	7,087,430
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	109,152
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,037,993
1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,324,624
34,915	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	36,309,854
49,685	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	52,087,767
10,015	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	10,557,613
6,305	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	6,684,372
47,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	48,261,337
6,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43	11/30 at 100.00	A3	7,315,320
2,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	2,932,184
14,710	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	15,517,432
7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36	5/25 at 100.00	A3	7,745,150
1,770	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30	1/26 at 103.00	N/R	1,881,952
1,910	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	2,099,434

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$1,525	5.000%, 7/01/28	7/24 at 100.00	A-	$1,730,784
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,130,470
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	738,028
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,750,312
7,610	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	7,666,694
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
7,500	5.000%, 8/01/28	No Opt. Call	AA	9,855,525
6,750	5.000%, 8/01/29	No Opt. Call	AA	9,067,140
10,015	5.000%, 8/01/30	No Opt. Call	AA	13,708,031
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	1,009,467
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,236,160
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	1/21 at 100.00	Aa2	5,503,740
2,335	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	2,337,218
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P:
2,040	2.600%, 11/01/34	5/28 at 100.00	Aa2	2,165,521
10,105	2.850%, 11/01/39	5/28 at 100.00	Aa2	10,693,414
8,845	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	9,927,805
21,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.300%, 11/01/40	5/29 at 100.00	Aa2	21,357,630
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,524,675
14,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 3.000%, 10/01/39	10/28 at 100.00	Aa1	15,247,592
10,175	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	10,416,046
6,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.300%, 10/01/40	10/29 at 100.00	Aa1	6,132,420
6,020	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2020C, 5.000%, 3/15/26	No Opt. Call	AA+	7,460,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	$1,608,926
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,174,939
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,568,948
9,565	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,586,733
12,605	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	13,834,870
2,465	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	2,597,740
50,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	54,725,500
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,015	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	2,094,935
2,065	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	2,227,805
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	17,000,046
2,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	2,343,080
4,955	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	6,111,299
10,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	Aa3	11,358,875
10,000	Rochester, New York, General Obligation Bonds, Bond Anticipation Notes Series 2020-III, 3.000%, 6/30/21	No Opt. Call	N/R	10,122,900
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,763,579
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,046,617
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,732,392
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,359,854
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,495,587
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,440,637
	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery:
1,200	5.000%, 9/01/23	No Opt. Call	A3	1,323,708
1,835	5.000%, 9/01/24	No Opt. Call	A3	2,089,514
2,000	5.000%, 9/01/25	No Opt. Call	A3	2,339,940
20,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	24,349,400
546,245	Total New York			594,083,619

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.8%
$2,395	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	$2,489,195
610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BB+	612,721
10,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B, 5.000%, 1/01/21 (ETM)	No Opt. Call	N/R (7)	10,040,000
4,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	4,232,360
5,900	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	6,293,825
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,901,788
	North Carolina State, Limited Obligation Bonds, Series 2020B:
13,500	5.000%, 5/01/25	No Opt. Call	AA+	16,270,470
13,460	5.000%, 5/01/26	No Opt. Call	AA+	16,801,580
6,795	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	7,707,976
68,300	Total North Carolina			78,349,915
	North Dakota – 0.9%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	122,628
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,267,156
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	2,897,086
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,517,522
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,021,900
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	3,019,714
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (7)	2,889,747
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,335	5.000%, 12/01/32	12/21 at 100.00	Baa2	2,388,005
26,005	5.000%, 12/01/35	12/21 at 100.00	Baa2	26,557,606
4,450	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	4,822,064
2,535	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aa1	2,729,156
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	5,002,361

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
$3,785	5.000%, 6/01/28	No Opt. Call	BBB-	$4,588,328
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,613,410
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,480,940
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,079,117
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,415,557
77,405	Total North Dakota			83,412,297
	Ohio – 3.1%
1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (7)	2,020,631
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
1,885	5.000%, 6/01/27	No Opt. Call	A	2,412,574
6,080	5.000%, 6/01/28	No Opt. Call	A	7,968,934
7,705	5.000%, 6/01/29	No Opt. Call	A	10,316,379
7,770	5.000%, 6/01/30	No Opt. Call	A-	10,606,283
11,595	5.000%, 6/01/31	6/30 at 100.00	A-	15,726,878
5,610	5.000%, 6/01/32	6/30 at 100.00	A-	7,557,231
4,045	5.000%, 6/01/33	6/30 at 100.00	A-	5,418,439
3,145	5.000%, 6/01/34	6/30 at 100.00	A-	4,196,028
4,305	5.000%, 6/01/35	6/30 at 100.00	A-	5,712,649
1,155	5.000%, 6/01/36	6/30 at 100.00	A-	1,524,196
4,025	4.000%, 6/01/37	6/30 at 100.00	A-	4,895,648
5,965	4.000%, 6/01/38	6/30 at 100.00	A-	7,222,422
4,005	4.000%, 6/01/39	6/30 at 100.00	A-	4,833,554
8,065	3.000%, 6/01/48	6/30 at 100.00	BBB+	8,332,516
3,150	4.000%, 6/01/48	6/30 at 100.00	BBB+	3,589,110
8,360	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	9,464,774
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,759,072
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,559,081
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,286,740
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,052,036
10,170	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	13,066,213
365	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	2/21 at 100.00	A-	366,274

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$3,320	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	$3,892,069
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,920,169
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,230	5.000%, 10/01/21	No Opt. Call	Aa3	1,273,849
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,045,539
2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	3,675
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (6)	No Opt. Call	N/R	1,750
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	35,925
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	1,144
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	4,512
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	313
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,027,650
14,735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	15,466,298
20,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	21,005,142
20,825	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	22,870,431
16,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	18,498,267
12,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	12,785,396
6,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,293,374
655	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	723,081

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$5,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, 1.625%, 12/01/34 (Mandatory Put 12/01/26)	6/26 at 100.00	AA-	$5,168,200
3,455	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	3,727,876
5,305	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	5,664,838
1,725	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	1,770,178
2,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	2,054,420
8,760	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,242,192
5,220	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	6,098,422
3,855	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	4,819
8,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	10,625
8,645	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	10,806
1,945	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (6)	No Opt. Call	N/R	2,431
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	2,944
12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	12,248,519
2,200	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,341,966
320,805	Total Ohio			296,084,482
	Oklahoma – 1.7%
700	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	871,094
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
1,775	2.000%, 9/01/28	No Opt. Call	A	1,901,753
1,850	2.000%, 9/01/29	No Opt. Call	A	1,982,442
1,800	2.750%, 9/01/30	No Opt. Call	A	2,052,936
1,790	2.750%, 9/01/31	9/30 at 100.00	A	2,030,433

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
$2,290	4.500%, 9/01/21	No Opt. Call	AA-	$2,353,387
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,447,998
45	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	50,721
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
3,025	5.000%, 6/01/21	No Opt. Call	A+	3,079,813
7,580	5.000%, 6/01/22	No Opt. Call	A+	8,052,689
3,085	5.000%, 6/01/23	No Opt. Call	A+	3,396,431
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,832,179
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,733,214
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,882,062
5,290	5.000%, 9/01/31	9/26 at 100.00	A	6,461,206
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,508,816
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,634,192
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,765,487
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,181,570
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,255,575
1,465	4.000%, 9/01/33	9/29 at 100.00	A+	1,758,791
1,375	4.000%, 9/01/34	9/29 at 100.00	A+	1,646,975
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
2,115	5.000%, 9/01/22	No Opt. Call	A	2,266,963
1,000	5.000%, 9/01/23	No Opt. Call	A	1,113,140
1,870	5.000%, 9/01/24	No Opt. Call	A	2,159,196
2,490	5.000%, 9/01/26	No Opt. Call	A	3,068,327
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,647,270
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,977,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
$6,160	5.000%, 8/15/33	8/28 at 100.00	Baa3	$7,426,558
16,565	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,727,093
3,205	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	3,209,038
1,960	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	2,091,810
1,650	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40	3/29 at 100.00	Aaa	1,758,207
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	804,668
500	3.000%, 9/01/23	No Opt. Call	A-	530,440
615	5.000%, 9/01/24	No Opt. Call	A-	709,150
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,793,900
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,551,672
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020:
1,540	2.000%, 9/01/27	No Opt. Call	A-	1,616,215
1,605	2.000%, 9/01/28	No Opt. Call	A-	1,682,104
1,670	2.000%, 9/01/29	No Opt. Call	A-	1,744,532
3,150	2.000%, 9/01/30	No Opt. Call	A-	3,281,261
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,630	5.000%, 9/01/25	9/23 at 100.00	AA-	4,075,510
10,755	5.000%, 9/01/26	9/23 at 100.00	AA-	12,071,842
1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,199,236
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,195	5.000%, 9/01/25	No Opt. Call	AA-	7,475,630
9,590	5.000%, 9/01/26	9/25 at 100.00	AA-	11,513,466
2,580	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020, 3.000%, 9/15/35	3/28 at 100.00	A+	2,830,982
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
2,000	5.000%, 3/01/29	No Opt. Call	A-	2,592,660
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,167,464
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,155,575
143,400	Total Oklahoma			165,121,598

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 0.8%
$5,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/35	6/27 at 100.00	AA+	$6,271,250
1,750	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38	6/28 at 100.00	AA+	2,229,360
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40	6/27 at 100.00	Aa1	1,452,086
1,475	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-1, 3.250%, 11/15/25	11/21 at 100.00	N/R	1,489,750
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,193,405
1,500	0.000%, 6/15/35	6/28 at 75.58	AA+	1,022,115
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	621,330
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,158,476
1,770	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	2,040,279
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,713,058
2,930	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,214,913
4,890	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	5,436,555
7,670	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	8,106,883
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,824,181
11,220	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AAA	12,766,116
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,120,309
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,307,748
68,205	Total Oregon			71,967,814
	Pennsylvania – 5.5%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,223,660
10,010	4.000%, 4/01/37	4/28 at 100.00	A	11,435,124
6,050	4.000%, 4/01/38	4/28 at 100.00	A	6,895,427
13,810	4.000%, 4/01/44	4/28 at 100.00	A	15,417,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
$1,000	5.000%, 12/01/25 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (7)	$1,092,250
4,000	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (7)	4,369,000
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Baa3	1,750,014
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,500
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	9,713
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	3,600
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
1,570	4.000%, 11/01/33	11/27 at 100.00	BB+	1,596,470
2,345	4.000%, 11/01/38	11/27 at 100.00	BB+	2,370,936
8,740	4.000%, 11/01/39	11/27 at 100.00	BB+	8,827,400
255	3.750%, 11/01/42	11/27 at 100.00	BB+	252,680
4,680	4.000%, 11/01/47	11/27 at 100.00	BB+	4,714,538
12,430	5.000%, 11/01/47	11/27 at 100.00	BB+	13,329,808
12,800	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB+	14,249,728
11,910	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB+	13,688,758
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,254,360
3,590	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	3,938,409
	Commonwealth Financing Authority, Pennsylvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
2,000	5.000%, 6/01/28	No Opt. Call	A1	2,575,840
1,750	5.000%, 6/01/29	No Opt. Call	A1	2,297,523
45,560	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	52,546,626
6,715	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	8,272,947
6,150	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	8,114,371

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
$410	5.000%, 6/01/22	No Opt. Call	Ba3	$423,600
790	5.000%, 6/01/24	6/23 at 100.00	Ba3	834,785
525	5.000%, 6/01/25	6/23 at 100.00	Ba3	554,594
370	5.125%, 6/01/26	6/23 at 100.00	Ba3	391,423
460	5.375%, 6/01/28	6/23 at 100.00	Ba3	487,002
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,863,093
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,754,596
5,980	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2020, 5.000%, 11/15/26	No Opt. Call	Aaa	7,597,590
11,890	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	13,159,971
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
985	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	1,003,942
1,080	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,122,757
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,644,568
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	5,069
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	4,319
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,256,181
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,593,425
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,579,632
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	571,985
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,269,163
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,862,413
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,339,153
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,431,491

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,375	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.150%, 11/01/21	No Opt. Call	A-	$2,400,816
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
1,320	5.000%, 5/01/27	11/22 at 100.00	BB+	1,364,761
10,850	5.000%, 5/01/42	11/22 at 100.00	BB+	11,049,748
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	21,004,974
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,461,224
13,725	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	15,108,480
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,605	3.500%, 10/01/34	10/27 at 100.00	AA+	7,161,141
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,290,130
4,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	5,291,774
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133:
2,000	2.125%, 10/01/35	10/29 at 100.00	AA+	2,068,780
8,840	2.350%, 10/01/40	10/29 at 100.00	AA+	9,156,649
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
2,095	0.000%, 12/01/34 (8)	12/26 at 100.00	AA-	2,338,376
5,000	0.000%, 12/01/37 (8)	12/26 at 100.00	AA-	5,601,250
16,150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	21,325,267
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,462,637
5,000	5.000%, 12/01/25	No Opt. Call	A1	6,136,300
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,980,005
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,421,894
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	26,428,064
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,515	5.000%, 12/01/29	12/27 at 100.00	A3	3,139,902
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,956,685

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	$6,040,900
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,334,988
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,781,877
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,252,180
12,025	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	14,233,632
1,010	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,243,421
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,732,300
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,888,213
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017:
1,835	5.000%, 5/01/31	11/27 at 100.00	BB+	1,982,167
2,050	5.000%, 5/01/33	11/27 at 100.00	BB+	2,197,785
1,165	5.000%, 5/01/34	11/27 at 100.00	BB+	1,246,096
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
5,000	5.000%, 9/01/21	No Opt. Call	A+	5,146,700
3,000	5.000%, 9/01/22	No Opt. Call	A+	3,217,620
10,455	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020-21A, 4.000%, 6/30/21	No Opt. Call	N/R	10,651,136
1,250	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	A2	1,277,488
8,530	Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes, Series A of 2020-2021, 4.000%, 6/30/21	No Opt. Call	N/R	8,689,596
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	1/21 at 100.00	N/R	2,626,760
6,995	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.931%, 12/01/24 (3-Month LIBOR * 67% reference rate + 0.780% spread) (4)	2/21 at 100.00	AA-	6,982,969
4,265	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,685,316
2,235	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,219,132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
$1,105	5.000%, 12/01/21	No Opt. Call	A	$1,148,636
1,625	5.000%, 12/01/22	No Opt. Call	A	1,758,315
1,705	5.000%, 12/01/23	6/23 at 100.00	A	1,886,122
1,795	5.000%, 12/01/24	6/23 at 100.00	A	1,980,639
3,120	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	A-	3,290,290
492,905	Total Pennsylvania			531,621,777
	Puerto Rico – 2.1%
9,825	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	10,721,531
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
12,320	5.250%, 7/01/24	7/22 at 100.00	CCC	13,028,400
6,095	4.250%, 7/01/25	7/22 at 100.00	CCC	6,331,181
13,075	5.000%, 7/01/33	7/22 at 100.00	CCC	13,745,094
6,155	5.125%, 7/01/37	7/22 at 100.00	CCC	6,478,137
6,400	5.250%, 7/01/42	7/22 at 100.00	CCC	6,744,000
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,589	0.000%, 7/01/24	No Opt. Call	N/R	1,500,811
15,217	0.000%, 7/01/27	No Opt. Call	N/R	13,567,477
28,652	0.000%, 7/01/29	7/28 at 98.64	N/R	24,368,813
30,141	0.000%, 7/01/31	7/28 at 91.88	N/R	23,486,771
39,978	0.000%, 7/01/33	7/28 at 86.06	N/R	28,675,420
4,045	4.500%, 7/01/34	7/25 at 100.00	N/R	4,432,471
584	4.750%, 7/01/53	7/28 at 100.00	N/R	643,253
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,197,332
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
14,575	4.329%, 7/01/40	7/28 at 100.00	N/R	15,830,490
21,509	4.329%, 7/01/40	7/28 at 100.00	N/R	23,346,729
3,703	4.784%, 7/01/58	7/28 at 100.00	N/R	4,080,484
218,606	Total Puerto Rico			202,178,394
	Rhode Island – 0.5%
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	4,964,046

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	$4,425,713
3,900	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39	4/29 at 100.00	AA+	4,244,604
10,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40	10/29 at 100.00	AA+	10,383,600
4,550	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	4,763,440
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	1/21 at 15.66	CCC-	21,621,187
163,070	Total Rhode Island			50,402,590
	South Carolina – 0.8%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,407,585
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,055	5.000%, 11/01/34	5/26 at 100.00	A1	1,250,164
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,383,736
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,322,581
3,015	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.900%, 7/01/39	1/29 at 100.00	Aaa	3,218,422
6,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.150%, 7/01/40	1/30 at 100.00	Aaa	6,156,540
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,017,247
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,090,360
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
7,500	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (7)	8,154,450
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (7)	1,386,257
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,015	5.000%, 12/01/31	6/25 at 100.00	A	3,555,801
8,290	5.000%, 12/01/50	6/25 at 100.00	A	9,578,680
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A:
2,850	5.000%, 12/01/31	12/30 at 100.00	A	3,879,648
2,675	5.000%, 12/01/32	12/30 at 100.00	A	3,616,627

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$7,015	5.000%, 12/01/29	6/26 at 100.00	A	$8,564,403
3,920	5.000%, 12/01/31	6/26 at 100.00	A	4,779,107
1,580	Spartanburg Regional Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,655,176
67,615	Total South Carolina			77,016,784
	South Dakota – 0.3%
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
695	5.000%, 6/01/22	No Opt. Call	AA+	740,780
1,010	5.000%, 6/01/24 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+ (7)	1,127,321
6,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	7,418,255
1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 5.000%, 9/01/27	No Opt. Call	AA-	1,919,445
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	AA-	2,984,086
	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B:
3,200	3.850%, 11/01/33	11/27 at 100.00	AAA	3,613,344
4,315	4.050%, 11/01/38	11/27 at 100.00	AAA	4,872,412
3,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	3,357,090
22,630	Total South Dakota			26,032,733
	Tennessee – 1.3%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB	2,541,081
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
2,765	3.375%, 4/01/26	No Opt. Call	BBB	3,061,159
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,897,822
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,983,300
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,240,788
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,446,438
1,300	4.000%, 1/01/23	No Opt. Call	A+	1,389,401
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,461,525
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,291,080

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
$1,480	5.250%, 4/01/23	4/21 at 100.00	AA	$1,496,902
1,560	5.250%, 4/01/24	4/21 at 100.00	AA	1,577,581
1,240	5.250%, 4/01/25	4/21 at 100.00	AA	1,253,789
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	9,825,349
870	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	942,436
5,055	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	5,509,899
10,875	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	12,291,034
9,910	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	11,123,380
9,845	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,468,287
3,625	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,858,668
5,470	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4, 2.900%, 7/01/39	1/29 at 100.00	AA+	5,860,011
5,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	5,746,600
27,255	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	29,327,743
111,935	Total Tennessee			123,594,273
	Texas – 5.4%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
2,610	5.000%, 1/01/28	1/27 at 100.00	BBB-	2,736,376
3,465	5.000%, 1/01/30	1/27 at 100.00	BBB-	3,613,510
1,600	5.000%, 1/01/32	1/27 at 100.00	BBB-	1,672,384
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,196,150
4,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/26	No Opt. Call	AA	5,066,040
3,075	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	3,538,003
3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (7)	3,690,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
$1,945	5.000%, 1/01/32	7/25 at 100.00	A-	$2,272,694
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,617,904
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,352,052
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	A-	2,360,160
1,650	5.000%, 1/01/35	1/26 at 100.00	A-	1,939,096
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
1,340	5.000%, 9/01/32	9/28 at 100.00	A	1,561,314
1,000	5.000%, 9/01/34	9/28 at 100.00	A	1,155,150
1,000	5.000%, 9/01/35	9/28 at 100.00	A	1,151,660
1,000	5.000%, 9/01/36	9/28 at 100.00	A	1,148,990
450	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	462,159
	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012:
5,200	5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,228,132
2,800	5.000%, 2/15/26	2/21 at 100.00	AAA	2,815,288
20,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	20,177,000
3,725	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	3,934,010
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	12,772,485
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45	4/30 at 100.00	A+	11,859,400
7,515	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (7)	8,506,379
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A-	879,585
550	4.000%, 3/01/22	3/21 at 100.00	A-	552,871
800	4.000%, 3/01/23	3/21 at 100.00	A-	804,368
440	4.250%, 3/01/25	3/21 at 100.00	A-	442,530
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A:
5,215	4.125%, 7/01/26	No Opt. Call	A+	6,220,504
4,025	3.950%, 7/01/27	No Opt. Call	A+	4,857,692
3,060	3.750%, 7/01/28	No Opt. Call	A+	3,712,208

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,890	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	$8,096,990
5,400	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,783,210
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2020 Forward Delivery:
1,280	5.000%, 6/01/21	No Opt. Call	A+	1,303,194
1,000	5.000%, 6/01/22	No Opt. Call	A+	1,062,360
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,900	5.000%, 12/01/23	12/22 at 100.00	A+	2,066,193
18,025	4.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (7)	19,327,126
6,130	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/29 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (7)	7,258,349
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Children's Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,426,340
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,949,165
1,570	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St Luke's Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	2/21 at 100.00	AA+ (7)	1,637,118
2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 5.000%, 11/01/41 (Pre-refunded 11/01/21), 144A (IF) (5)	11/21 at 100.00	AAA	2,599,398
425	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/23	No Opt. Call	Baa1	456,986
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,533,670
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,305,410
3,745	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,303,941
12,050	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,818,337
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,614,293
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,626,239
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A (7)	1,944,916
2,025	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A (7)	2,072,871

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
$18,675	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	$20,009,889
5,025	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	5,384,187
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,592,915
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,941,190
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,363,539
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,337,980
1,325	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A	1,444,966
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,827,609
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,670,183
2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA-	2,309,320
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,181,890
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,381,866
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,836,241
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,329,000
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,319,880
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	2/21 at 100.00	Baa1	1,922,660
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018:
2,135	5.000%, 5/15/21	No Opt. Call	A+	2,172,362
1,845	5.000%, 5/15/22	No Opt. Call	A+	1,965,571
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,405,315
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	3,030,950
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,871,072

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
$4,460	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (7)	$4,804,936
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (7)	5,085,045
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (7)	4,250,106
7,065	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (7)	7,611,407
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (7)	5,376,993
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (7)	13,771,144
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	8,943,471
5,075	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,244,150
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,520,650
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,283,588
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A, 4.000%, 1/01/37	1/29 at 100.00	A+	11,795,400
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (7)	5,028,513
1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A (7)	1,449,968
3,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	3,393,840
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,214,650
12,000	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/37	12/29 at 100.00	Baa2	14,048,040
8,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/45 (AMT)	12/25 at 100.00	Baa3	8,871,520
10,845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39	12/29 at 100.00	Baa2	12,635,401
4,820	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,390,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
$4,500	4.000%, 12/31/31	12/30 at 100.00	Baa2	$5,517,090
3,500	4.000%, 6/30/32	12/30 at 100.00	Baa2	4,246,830
13,725	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	14,067,988
5,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A	6,991,571
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	18,596,337
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	685,406
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	919,259
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,129,082
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	538,494
3,135	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 4.000%, 8/15/21	No Opt. Call	A	3,204,378
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,297,725
464,135	Total Texas			516,695,669
	Utah – 0.2%
5,945	Granite School District, Salt Lake County, Utah, General Obligation Bonds, School Building Series 2020, 5.000%, 6/01/27	No Opt. Call	Aaa	7,657,279
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (7)	3,608,336
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (7)	2,160,680
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (7)	2,446,970
2,500	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	3,113,925
16,050	Total Utah			18,987,190
	Virginia – 2.1%
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,586,466
18,535	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa2	19,839,679
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	7,037,809

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	$5,978,666
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
1,690	4.000%, 10/01/35	10/29 at 100.00	A-	1,970,084
3,500	4.000%, 10/01/37	10/29 at 100.00	A-	4,051,180
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,250	5.000%, 10/01/33	10/28 at 100.00	A	1,572,375
1,750	5.000%, 10/01/34	10/28 at 100.00	A	2,195,795
2,000	5.000%, 10/01/35	10/28 at 100.00	A	2,503,040
760	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	768,770
21,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	28,889,980
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,277,963
13,195	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Refunding Series 2020B, 5.000%, 8/01/22	No Opt. Call	AA+	14,201,778
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	738,315
7,505	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B, 2.200%, 3/01/40	3/29 at 100.00	AA+	7,701,931
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
14,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,185,106
12,375	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	14,418,112
10,000	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	11,618,200
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,150	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,384,008
31,560	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	32,751,390
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,161,303
2,020	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	2,067,955

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$8,100	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	$8,396,298
183,400	Total Virginia			204,296,203
	Washington – 2.4%
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,890	5.000%, 7/01/36	7/29 at 100.00	Aa2	36,788,305
40,350	5.000%, 7/01/37	7/29 at 100.00	Aa2	53,070,338
7,500	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, 0.875%, 1/01/42 (Mandatory Put 1/01/26)	4/25 at 100.00	AA	7,576,725
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,460,019
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,685,524
5,140	Snohomish County, Washington, General Obligation Bonds, Limited Tax Series 2013, 4.000%, 12/01/39	6/23 at 100.00	AA+	5,481,039
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,874,367
10,560	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,376,426
20,475	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	24,755,299
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,269,530
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,530,679
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,315	5.000%, 11/15/22 (ETM)	No Opt. Call	AA- (7)	1,429,615
2,035	5.000%, 11/15/24 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (7)	2,351,646
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	14,929,320
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,180,755
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,560,124
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,834,258
2,610	5.000%, 10/01/33	10/28 at 100.00	AA-	3,311,516

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$5,120	5.000%, 8/15/29	8/27 at 100.00	BBB-	$6,026,752
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB-	5,771,000
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB-	6,623,005
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Refunding Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
1,625	5.000%, 6/01/22 ( WI/DD, Settling 3/03/21 )	No Opt. Call	Aaa	1,722,110
2,000	5.000%, 6/01/23 ( WI/DD, Settling 3/03/21 )	No Opt. Call	Aaa	2,213,120
1,960	5.000%, 6/01/24 ( WI/DD, Settling 3/03/21 )	No Opt. Call	Aaa	2,260,350
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,681,798
187,305	Total Washington			226,763,620
	West Virginia – 0.2%
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,188,220
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,188,220
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,968,766
1,150	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,304,847
17,980	Total West Virginia			18,650,053
	Wisconsin – 1.7%
2,000	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019, 4.000%, 6/01/35	6/29 at 100.00	AA	2,238,260
5,000	Milwaukee, Milwaukee County, Wisconsin, Revenue Anticipation Notes, Series 2020-M8, 5.000%, 7/01/21	No Opt. Call	N/R	5,118,400
25,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	22,696,678
600	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A	No Opt. Call	BB	612,630
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	6,017,605
7,770	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,531,693
4,420	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,792,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
$4,170	4.050%, 11/01/30	5/26 at 100.00	BBB-	$4,610,561
8,980	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	10,041,705
470	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22	No Opt. Call	AA-	495,300
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
810	5.000%, 12/01/26	11/24 at 100.00	AA-	945,132
3,975	5.000%, 12/01/27	11/24 at 100.00	AA-	4,619,944
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A:
1,020	5.000%, 7/15/25 (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (7)	1,046,306
14,400	5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (7)	14,771,376
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,789,250
1,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,119,895
1,435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,545,423
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (7)	1,912,279
2,015	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,350,820
4,590	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	5,570,516
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,931,926
1,950	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39	11/26 at 103.00	N/R	2,089,152
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	2,984,292
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	935,476
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,541,805
2,750	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.000%, 11/01/39	11/28 at 100.00	AA	2,958,230
85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (7)	90,397

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin State, General Obligation Bonds, Refunding Series 2021-2:
$12,000	5.000%, 5/01/25 ( WI/DD, Settling 2/02/21 )	No Opt. Call	Aa1	$14,408,880
12,800	5.000%, 5/01/28 ( WI/DD, Settling 2/02/21 )	No Opt. Call	Aa1	16,784,000
3,145	Wisconsin State, General Obligation Bonds, Series 2012B, 3.000%, 5/01/26	5/21 at 100.00	Aa1	3,174,374
8,110	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	8,979,797
150,600	Total Wisconsin			163,704,796
	Wyoming – 0.7%
10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	11,765,843
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,962,605
28,275	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	29,604,208
3,565	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	3,845,494
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,810,635
3,250	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 3.000%, 12/01/40	6/29 at 100.00	AA+	3,492,678
6,675	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.250%, 12/01/40	6/30 at 100.00	AA+	6,800,623
64,485	Total Wyoming			68,282,086
$8,615,489	Total Municipal Bonds (cost $8,631,867,157)			9,173,490,259

Shares	Description (1)	Value
	COMMON STOCKS – 0.7%
	Electric Utilities – 0.7%
2,665,489	Energy Harbor Corp (9), (10), (11)	$68,503,067
	Total Common Stocks (cost $55,930,174)	68,503,067
	Total Long-Term Investments (cost $8,687,797,331)	9,241,993,326

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.5%
	MUNICIPAL BONDS – 2.5%
	National – 0.3%
$4,762	BB&T Municipal Trust Pool Tax Exempt Lease Certificates, Variable Rate Demand Obligations, Class C Series 2018, 0.890%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (4), (12)	No Opt. Call	A+	$4,762,033

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	National (continued)
$1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates, Variable Rate Demand Obligations, Class D Series 2018, 1.090%, 7/31/23 (SIFMA reference rate + 1.000% spread), 144A (4), (12)	No Opt. Call	A+	$1,165,000
20,500	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.290%, 12/01/21 (AMT), 144A (12)	No Opt. Call	F1+	20,500,000
26,427	Total National			26,427,033
	Alabama – 0.4%
5,135	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (12)	No Opt. Call	A1	5,267,175
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (12)	No Opt. Call	F1	31,112,236
34,075	Total Alabama			36,379,411
	Alaska – 0.2%
14,665	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Variable Rate Demand Obligations, Tender Option Bond Trust 2017-XM0532, 0.350%, 4/01/25, 144A (12)	No Opt. Call	A-1	14,665,000
6,750	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2017-XL0044, 0.350%, 4/01/25, 144A (12)	No Opt. Call	F1	6,750,000
21,415	Total Alaska			21,415,000
	California – 0.2%
16,260	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2020A, 0.250%, 10/01/45 (AMT) (Mandatory Put 3/01/21) (12)	No Opt. Call	A-2	16,260,000
	Florida – 0.4%
24,240	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (12)	3/21 at 103.00	N/R	23,782,349
3,205	JEA, Florida, Water and Sewerage System Revenue Bonds, Variable Rate Demand Obligations Series 2008A-1 & 2008A-2, 0.110%, 10/01/38 (12)	2/21 at 100.00	A-1	3,205,000
16,880	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2018-XM0676, 0.340%, 4/01/53, 144A (12)	4/28 at 100.00	VMIG2	16,880,000
44,325	Total Florida			43,867,349
	Georgia – 0.1%
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Variable Rate Demand Obligations, Tender Option Bond Trust 2015-ZF0210, 0.240%, 2/02/23, 144A (12)	No Opt. Call	A-1	7,500,000

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 0.1%
$7,605	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2019-XF2837, 0.240%, 11/15/50, 144A (12)	11/29 at 100.00	VMIG1	$7,605,000
	Ohio – 0.1%
2,995	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Variable Rate Demand Obligations, Refunding Series 2011D, 0.070%, 11/15/33 (12)	2/21 at 100.00	A-1+	2,995,000
5,200	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2016A, 0.080%, 12/01/36 (12)	2/21 at 100.00	A-1+	5,200,000
8,195	Total Ohio			8,195,000
	South Carolina – 0.1%
7,250	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District Project, Variable Rate Demand Obligations, Tender Option Bond Trust 2016-XF0296, 0.150%, 6/01/21, 144A (12)	No Opt. Call	A-1	7,250,000
	Texas – 0.6%
16,900	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Mission Economic Development Corporation, Variable Rate Demand Obligation, Adjustable Rate Series 2020A, 0.250%, 5/01/46 (AMT) (Mandatory Put 3/01/21) (12)	No Opt. Call	A-2	16,900,000
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, North Texas Tollway Authority, System Revenue Bonds, Variable Rate Demand Obligation, Tender Option Bond Floater 2015-XM0085, 0.240%, 1/01/40, 144A (12)	No Opt. Call	VMIG1	10,000,000
30,970	Texas State, General Obligation Veterans Bonds, Texas State, General Obligation Veterans Bonds, Variable Rate Demand Obligation, Series 2019, 0.100%, 6/01/50 (12)	3/21 at 100.00	VMIG1	30,970,000
57,870	Total Texas			57,870,000
	Washington – 0.0%
4,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2018-ZM0679, 0.270%, 7/01/26, 144A (12)	No Opt. Call	VMIG1	4,500,000
$235,422	Total Short-Term Investments (cost $235,420,783)			237,268,793
	Total Investments (cost $8,923,218,114) – 98.8%			9,479,262,119
	Other Assets Less Liabilities – 1.2%			112,068,000
	Net Assets – 100%			$9,591,330,119

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$9,173,490,259	$ —	$9,173,490,259
Common Stocks	—	68,503,067	—	68,503,067
Short-Term Investments:
Municipal Bonds	—	237,268,793	—	237,268,793
Total	$ —	$9,479,262,119	$ —	$9,479,262,119

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750% 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.0%
	MUNICIPAL BONDS – 94.1%
	National – 0.2%
$8,930	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	$9,605,465
2,814	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	3,329,072
11,744	Total National			12,934,537
	Alabama – 1.5%
9,330	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25	No Opt. Call	Aa1	11,455,467
9,800	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A	10,729,628
10,010	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A2	11,560,449
32,945	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory Put 6/01/21)	3/21 at 100.59	Aa2	33,332,433
30,180	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	31,698,960
1,000	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	1,144,720
10,835	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A	12,512,583
4,710	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	4,895,244
108,810	Total Alabama			117,329,484
	Alaska – 1.1%
1,305	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,363,725
7,430	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	8,130,055
12,345	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	12,491,165
23,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	23,272,320
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,833,426
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	4,080,000

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
$5,145	5.000%, 4/01/27	No Opt. Call	A+	$6,415,866
5,355	5.000%, 4/01/28	No Opt. Call	A+	6,814,666
5,575	5.000%, 4/01/29	No Opt. Call	A+	7,243,876
540	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	1/21 at 100.00	A1	547,981
5,215	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	5,215,000
3,645	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,645,000
74,775	Total Alaska			81,053,080
	Arizona – 1.7%
	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
1,000	5.000%, 8/01/22 (WI/DD, Settling 5/12/21)	No Opt. Call	Aa3	1,056,020
1,000	5.000%, 8/01/24 (WI/DD, Settling 5/12/21)	No Opt. Call	Aa3	1,145,400
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26	No Opt. Call	Aa2	6,834,632
5,015	5.000%, 10/01/27	No Opt. Call	Aa2	6,484,495
16,800	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,670,912
1,705	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,801,622
19,350	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	No Opt. Call	A+	22,262,949
2,430	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	2,463,242
2,500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39 (Mandatory Put 3/31/23)	No Opt. Call	A+	2,532,925
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/21	No Opt. Call	AAA	782,664
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020:
750	5.000%, 5/15/21	No Opt. Call	AA-	761,963
750	5.000%, 5/15/22	No Opt. Call	AA-	794,768
550	5.000%, 5/15/23	No Opt. Call	AA-	604,654
425	4.000%, 5/15/24	No Opt. Call	AA-	469,804
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A2	17,064,615

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$6,710	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	$7,855,330
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.470%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,773,498
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.660%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,240,580
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,594,281
750	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	792,465
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa3	1,429,423
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,266,741
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,171,354
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,435	5.000%, 7/01/21	No Opt. Call	AA	2,491,224
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,311,778
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,343,531
6,115	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/21	No Opt. Call	Aa2	6,260,170
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	311,101
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,325	5.000%, 8/01/22	No Opt. Call	AA	1,424,998
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,229,140
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,316,240
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,158,120
117,395	Total Arizona			130,700,639
	Arkansas – 0.5%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,331,090
1,400	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017, 5.000%, 3/01/21	No Opt. Call	A	1,410,332
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,474,490
670	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014, 5.000%, 7/01/21	No Opt. Call	A+	682,971

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
$1,020	4.000%, 7/01/21	No Opt. Call	BB+	$1,031,067
1,075	4.000%, 7/01/22	No Opt. Call	BB+	1,107,658
1,180	5.250%, 7/01/27	7/23 at 100.00	BB+	1,217,005
470	5.250%, 7/01/28	7/23 at 100.00	BB+	482,093
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	541,020
1,740	5.000%, 12/01/23	No Opt. Call	A	1,962,964
2,110	5.000%, 12/01/24	No Opt. Call	A	2,462,560
2,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019, 2.125%, 2/01/31	2/25 at 100.00	Aa2	2,089,580
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,782,643
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	4,104,153
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,224,951
36,285	Total Arkansas			38,904,577
	California – 4.8%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	19,135,128
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
500	3.000%, 6/01/21	No Opt. Call	A	505,610
450	4.000%, 6/01/22	No Opt. Call	A	473,594
500	4.000%, 6/01/23	No Opt. Call	A	544,395
600	5.000%, 6/01/24	No Opt. Call	A	694,776
740	5.000%, 6/01/25	No Opt. Call	A	889,354
905	5.000%, 6/01/26	No Opt. Call	A	1,123,965
840	5.000%, 6/01/27	No Opt. Call	A	1,073,209
1,185	5.000%, 6/01/28	No Opt. Call	A	1,553,191
1,475	5.000%, 6/01/29	No Opt. Call	A	1,978,388
980	5.000%, 6/01/30	No Opt. Call	A	1,343,649
1,350	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 1.750%, 6/01/30	No Opt. Call	BBB+	1,418,256
6,920	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	7,343,158
41,375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	56,079,261

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$8,070	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	$8,682,029
5,390	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	6,557,420
3,954	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	4,459,849
	California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020A-1:
1,000	4.000%, 4/01/25	No Opt. Call	AAA	1,160,570
1,000	4.000%, 4/01/26	No Opt. Call	AAA	1,197,020
	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,640,730
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,833,584
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,167,296
1,700	5.000%, 2/01/25	No Opt. Call	A-	1,984,648
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,407,060
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,852,770
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	21,125,231
3,385	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,797,970
5,925	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,649,331
6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	7,170,296
3,700	California Pollution Control Financing Authority, Water Facilities Revenue Bonds, American Water Capital Corporation, Project, Refunding Series 2020, 0.600%, 8/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	3,699,741
4,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	4,515,720
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,163,480
325	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/27, 144A	No Opt. Call	BB	389,649
9,485	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	2/21 at 100.00	N/R	9,495,528
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	876,606
5,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,776,950

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	$4,743,865
2,590	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012, 5.000%, 1/01/21 (ETM)	No Opt. Call	N/R (5)	2,590,000
6,965	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB-	7,105,345
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	513,900
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A:
4,025	5.000%, 6/01/23	No Opt. Call	AA	4,490,773
10,800	5.000%, 6/01/24	No Opt. Call	AA	12,560,832
9,440	5.000%, 6/01/25	No Opt. Call	AA	11,423,061
25,000	5.000%, 6/01/26	No Opt. Call	AA	31,380,500
13,125	Los Angeles County, California, Tax and Revenue Anticipation Notes, Series 2020-21, 4.000%, 6/30/21	No Opt. Call	N/R	13,375,162
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	Aa2	5,232,594
2,780	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	2,982,606
	Miracosta Community College District, California, General Obligation Bonds, Election 2016, Series 2016B:
5,000	4.000%, 8/01/22	No Opt. Call	AAA	5,304,650
1,000	4.000%, 8/01/23	No Opt. Call	AAA	1,097,700
1,270	4.000%, 8/01/27	No Opt. Call	AAA	1,567,739
635	4.000%, 8/01/30	No Opt. Call	AAA	826,713
2,715	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,148,504
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22	No Opt. Call	Aaa	2,045,597
2,500	5.000%, 8/01/23	No Opt. Call	Aaa	2,809,725
50	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	54,497
13,925	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,554,410
12,510	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018 Election Series 2020D-2, 5.000%, 7/01/22	No Opt. Call	AAA	13,400,337
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A1	7,532,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2020C-1:
$1,170	5.000%, 8/01/24	No Opt. Call	AAA	$1,368,163
1,305	5.000%, 8/01/25	No Opt. Call	AAA	1,586,606
5,015	5.000%, 8/01/28	No Opt. Call	AAA	6,721,003
4,000	5.000%, 8/01/29	No Opt. Call	AAA	5,500,120
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,521,233
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,130	5.000%, 7/01/22	No Opt. Call	Baa2	1,199,405
980	5.000%, 7/01/23	No Opt. Call	Baa2	1,080,744
312,444	Total California			362,477,813
	Colorado – 1.8%
7,260	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,392,633
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	17,570,653
5,230	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/21 (ETM)	No Opt. Call	BBB+ (5)	5,248,200
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	3,016,334
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,047,775
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,555,600
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,047,775
3,110	5.000%, 8/01/29	No Opt. Call	BBB+	4,049,064
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,860,050
10,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	13,202,826
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,000	5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	2,039,400
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (5)	2,455,204
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (5)	557,435

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
$3,000	5.000%, 1/01/26	No Opt. Call	AA-	$3,661,350
4,540	5.000%, 1/01/27	No Opt. Call	AA-	5,698,381
5,100	5.000%, 1/01/28	No Opt. Call	AA-	6,560,946
	Colorado State, Certificates of Participation, Rural Series 2020A:
765	5.000%, 12/15/21	No Opt. Call	Aa2	799,930
2,170	5.000%, 12/15/22	No Opt. Call	Aa2	2,369,814
10,075	Colorado State, General Fund Tax and Revenue Anticipation Notes, Series 2020, 4.000%, 6/25/21	No Opt. Call	N/R	10,261,085
530	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.500%, 12/01/27	12/22 at 103.00	N/R	557,141
13,095	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,266,544
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
680	3.625%, 12/01/21	No Opt. Call	N/R	687,997
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,889,954
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A-	5,819,527
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
575	5.000%, 1/15/24	No Opt. Call	A-	651,527
475	5.000%, 7/15/24	No Opt. Call	A-	547,746
325	5.000%, 1/15/25	No Opt. Call	A-	381,244
400	5.000%, 7/15/25	No Opt. Call	A-	476,728
500	3.000%, 1/15/26	No Opt. Call	A-	556,125
425	5.000%, 7/15/26	No Opt. Call	A-	521,118
500	5.000%, 1/15/27	No Opt. Call	A-	619,885
625	5.000%, 7/15/27	No Opt. Call	A-	782,625
555	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 3.000%, 12/01/25	12/24 at 103.00	N/R	554,978
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	516,380
118,095	Total Colorado			133,223,974
	Connecticut – 2.8%
7,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	8,326,930
1,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	1,791,704

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$24,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	$25,136,989
6,925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 2.050%, 7/01/35 (Mandatory Put 7/12/21)	No Opt. Call	AAA	6,997,297
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	36,405,371
5,695	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,108,286
6,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	6,995,848
44,445	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	45,341,456
25,990	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	27,101,592
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,209,521
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.600%, 11/15/34	11/28 at 100.00	AAA	5,309,550
3,500	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1, 2.300%, 11/15/35	5/29 at 100.00	AAA	3,633,770
4,350	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1, 1.950%, 11/15/35	11/29 at 100.00	AAA	4,401,286
1,250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, 2.200%, 11/15/34 (AMT)	11/29 at 100.00	AAA	1,265,788
	Connecticut State, General Obligation Bonds, Refunding Series 2018B:
5,220	5.000%, 4/15/21	No Opt. Call	A1	5,289,374
7,115	5.000%, 4/15/22	No Opt. Call	A1	7,548,730
1,420	Connecticut State, General Obligation Bonds, Refunding Series 2018C, 5.000%, 6/15/22	No Opt. Call	A1	1,517,611
720	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/21	No Opt. Call	A1	743,918
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	A1	525,623
1,685	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	A1	1,864,874
	Connecticut State, General Obligation Bonds, Series 2020C:
1,150	3.000%, 6/01/21	No Opt. Call	A1	1,162,995
1,100	3.000%, 6/01/22	No Opt. Call	A1	1,142,735
1,530	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	A+	1,725,335
1,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 4.000%, 5/01/21	No Opt. Call	A+	1,012,200
995	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	1,070,093
275	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2020B, 5.000%, 4/01/28	No Opt. Call	AAA	363,201

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$525	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/21	No Opt. Call	AA-	$548,405
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,231,510
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,127,520
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,062,950
203,185	Total Connecticut			210,962,462
	Delaware – 1.1%
14,785	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	15,013,724
9,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	9,144,540
7,855	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, 1.050%, 1/01/31 (Mandatory Put 7/01/25)	No Opt. Call	A	8,052,082
275	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21 (ETM)	No Opt. Call	AA- (5)	281,432
	Delaware State, General Obligation Bonds, Refunding Series 2020B:
1,000	5.000%, 7/01/21	No Opt. Call	Aaa	1,023,890
2,080	5.000%, 7/01/22	No Opt. Call	Aaa	2,230,634
3,000	5.000%, 7/01/23	No Opt. Call	Aaa	3,360,630
1,550	5.000%, 7/01/24	No Opt. Call	Aaa	1,810,012
	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2020:
3,050	5.000%, 7/01/26	No Opt. Call	AA+	3,827,201
4,890	5.000%, 7/01/27	No Opt. Call	AA+	6,320,374
9,780	5.000%, 7/01/28	No Opt. Call	AA+	12,984,906
11,405	5.000%, 7/01/30	No Opt. Call	AA+	15,856,942
68,670	Total Delaware			79,906,367
	District of Columbia – 0.7%
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	10,440,600
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,175	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	8,796,218
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	12,171,512
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	Aa3	10,353,309
7,240	5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	8,743,676
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,392,648
46,320	Total District of Columbia			51,897,963

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 3.5%
$4,250	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	$5,186,275
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A1	5,798,550
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A1	6,860,554
2,295	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A1	2,740,758
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A1	4,880,872
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,637,891
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,119,210
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
875	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	882,543
1,135	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,163,852
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
18,135	5.000%, 6/01/22	12/21 at 100.00	AA	18,920,427
10,845	5.000%, 6/01/25	12/24 at 100.00	AA	12,744,393
	Clay County, Florida, Sales Surtax Revenue Bonds, Series 2020:
1,855	5.000%, 10/01/27	No Opt. Call	AA	2,388,628
1,885	5.000%, 10/01/28	No Opt. Call	AA	2,480,245
1,740	5.000%, 10/01/29	No Opt. Call	AA	2,335,132
5,000	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,593,050
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	25,926,100
24,930	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	24,010,332
3,680	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	4,082,923
11,055	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	11,910,104
4,045	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2017C, 5.000%, 6/01/28	6/27 at 100.00	AAA	5,208,018
	Florida State Department of Transportation Financing Corporation, Revenue Bonds, Series 2020:
3,940	5.000%, 7/01/22 (WI/DD, Settling 1/07/21)	No Opt. Call	AA+	4,223,010
8,280	5.000%, 7/01/23 (WI/DD, Settling 1/07/21)	No Opt. Call	AA+	9,266,479
34,083	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	35,020,280

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
$3,135	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	$3,490,572
2,750	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,281,300
2,320	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,847,684
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,490,591
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,530,780
2,340	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,887,513
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,315	5.000%, 7/01/21	No Opt. Call	A	2,364,078
1,805	5.000%, 7/01/22	No Opt. Call	A	1,920,592
4,000	5.000%, 7/01/23	No Opt. Call	A	4,427,960
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,507,320
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,526,583
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	88,004
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	5,086,828
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
500	5.000%, 9/01/22	No Opt. Call	AA-	538,690
510	5.000%, 9/01/23	No Opt. Call	AA-	572,011
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,314,931
440	5.000%, 8/15/22	No Opt. Call	AA-	471,434
1,760	5.000%, 8/15/23	No Opt. Call	AA-	1,968,050
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,320,400
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,612,540
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	7,031,890
890	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	916,050
545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A-	550,548
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 6.610%, 5/01/40 (6)	5/22 at 100.00	N/R	95,026
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/21 (7)	No Opt. Call	N/R	2

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40 (6)	2/21 at 100.00	N/R	$427,427
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 6.610%, 5/01/40 (6)	2/21 at 100.00	N/R	202,149
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	2/21 at 100.00	N/R	3
242,468	Total Florida			263,850,582
	Georgia – 1.7%
15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory Put 6/18/21)	No Opt. Call	A-	15,336,772
14,775	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/26)	1/26 at 100.00	AA-	17,878,045
8,335	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	10,667,050
1,590	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,722,701
4,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	4,537,160
2,875	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.750%, 12/01/35	6/29 at 100.00	AAA	3,099,451
	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series 2020:
4,500	5.000%, 6/01/21	No Opt. Call	AA	4,588,830
4,000	5.000%, 6/01/22	No Opt. Call	AA	4,271,680
3,500	5.000%, 6/01/23	No Opt. Call	AA	3,902,325
5,000	5.000%, 6/01/24	No Opt. Call	AA	5,796,700
10,590	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	12,159,862
5,000	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,273,850
4,505	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,387,349
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,410,119
11,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	13,268,502
9,860	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	11,585,106
2,390	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	2,916,135
113,885	Total Georgia			130,801,637
	Hawaii – 0.5%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	18,322,419

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
$2,490	Hawaii Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	$2,641,193
	Hawaii State, General Obligation Bonds, Series 2013EH:
6,880	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	7,070,370
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	66,798
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,336,237
2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,593,932
34,455	Total Hawaii			38,030,949
	Idaho – 0.6%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,312,835
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,343,256
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,408,251
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	6,166,330
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	6,185,449
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,377,248
37,470	Total Idaho			43,793,369
	Illinois – 7.3%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	250,663
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	602,765
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,516,201
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,754,352
419	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	424,430
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	480,739
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	298,823
	Champaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A:
400	0.000%, 1/01/22	No Opt. Call	AA	398,304
400	0.000%, 1/01/23	No Opt. Call	AA	395,596
550	0.000%, 1/01/26	No Opt. Call	AA	529,364
765	0.000%, 1/01/27	No Opt. Call	AA	723,675
585	0.000%, 1/01/28	No Opt. Call	AA	542,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	$24,816,330
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,564,763
12,000	5.000%, 12/01/22	No Opt. Call	BB	12,671,760
3,205	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22	No Opt. Call	BB	3,324,803
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,068,704
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	930,714
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,226,056
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2013A, 5.000%, 1/01/21 (AMT)	No Opt. Call	A	5,000,000
1,915	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015B, 5.000%, 1/01/21	No Opt. Call	A	1,915,000
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
1,910	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	2,089,884
4,360	5.000%, 1/01/23	No Opt. Call	BBB+	4,626,091
7,445	5.000%, 1/01/24	No Opt. Call	BBB+	8,093,459
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,649,553
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,065,768
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,025	5.000%, 12/01/23	No Opt. Call	AA	1,154,447
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,114,478
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,085,945
4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	2/21 at 100.00	A+	4,764,867
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	A+	3,684,738
3,000	5.000%, 11/15/33	11/22 at 100.00	A+	3,181,710
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
1,000	0.000%, 12/15/26	No Opt. Call	Aa1	939,950
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	965,916
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	9,068,507

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
$793	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	$794,324
833	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	845,128
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	22,468,576
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,409,158
10,150	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,411,261
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
5,605	5.000%, 2/15/21	No Opt. Call	AA+	5,632,521
5,480	5.000%, 2/15/22	No Opt. Call	AA+	5,747,862
4,010	5.000%, 2/15/23	No Opt. Call	AA+	4,403,622
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	9,288,533
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
350	5.000%, 9/01/21	No Opt. Call	AA+	360,931
770	5.000%, 9/01/22	No Opt. Call	AA+	828,651
620	5.000%, 9/01/23	No Opt. Call	AA+	696,793
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,617,395
865	5.000%, 9/01/25	9/24 at 100.00	AA+	1,007,811
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,535	5.000%, 12/01/21	No Opt. Call	A3	2,632,750
2,770	5.000%, 12/01/22	No Opt. Call	A3	2,988,996
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
865	5.000%, 7/01/21	No Opt. Call	A	883,468
1,000	5.000%, 7/01/23	No Opt. Call	A	1,110,150
925	5.000%, 7/01/24	No Opt. Call	A	1,063,408
1,100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/21	No Opt. Call	A	1,140,337
915	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,081,512
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,400	5.000%, 8/15/21 (ETM)	No Opt. Call	AA- (5)	1,441,370
1,000	5.000%, 8/15/22 (ETM)	No Opt. Call	AA- (5)	1,075,650
1,020	5.000%, 8/15/24 (ETM)	No Opt. Call	AA- (5)	1,190,044
2,000	5.000%, 8/15/25 (ETM)	No Opt. Call	AA- (5)	2,420,920
3,000	5.000%, 8/15/26 (ETM)	No Opt. Call	AA- (5)	3,764,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,100	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	$2,098,194
1,885	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	2,104,810
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
10,930	5.000%, 2/01/21	No Opt. Call	A1	10,966,288
5,115	5.000%, 2/01/22	No Opt. Call	A1	5,366,453
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,055,910
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB-	5,604,450
4,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/22	No Opt. Call	BBB-	4,426,970
3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB-	3,320,000
	Illinois State, General Obligation Bonds, November Series 2017D:
5,105	5.000%, 11/01/21	No Opt. Call	BBB-	5,249,931
19,770	5.000%, 11/01/22	No Opt. Call	BBB-	20,876,725
28,680	5.000%, 11/01/23	No Opt. Call	BBB-	30,963,215
11,205	5.000%, 11/01/24	No Opt. Call	BBB-	12,292,669
590	5.000%, 11/01/25	No Opt. Call	BBB-	659,154
7,385	3.250%, 11/01/26	No Opt. Call	BBB-	7,598,279
5,605	5.000%, 11/01/26	No Opt. Call	BBB-	6,340,208
15,285	5.000%, 11/01/27	No Opt. Call	BBB-	17,430,861
9,100	5.000%, 11/01/28	11/27 at 100.00	BBB-	10,292,828
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB-	5,966,650
	Illinois State, General Obligation Bonds, October Series 2016:
5,070	5.000%, 2/01/21	No Opt. Call	BBB-	5,084,855
10,610	5.000%, 2/01/28	2/27 at 100.00	BBB-	12,230,571
14,720	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	2/21 at 100.00	BBB-	14,760,186
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	BBB-	4,287,040
3,430	5.500%, 7/01/25	7/23 at 100.00	BBB-	3,728,856
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,855	5.000%, 12/01/21	No Opt. Call	AA-	1,935,692
2,100	5.000%, 12/01/22	No Opt. Call	AA-	2,291,184
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C:
5,000	5.000%, 1/01/27	No Opt. Call	AA-	6,299,200
10,000	5.000%, 1/01/28	No Opt. Call	AA-	12,919,700
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,608,094

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
$2,520	5.000%, 1/01/26	No Opt. Call	AA+	$3,074,148
5,080	5.000%, 1/01/27	1/26 at 100.00	AA+	6,219,546
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,017,877
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,085,430
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,224,032
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,541,675
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,495	4.000%, 12/01/25	No Opt. Call	Aa2	1,734,349
1,770	4.000%, 12/01/26	No Opt. Call	Aa2	2,098,300
	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020:
350	4.000%, 5/01/21 – AGM Insured	No Opt. Call	AA	354,053
250	4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	261,720
350	4.000%, 5/01/23 – AGM Insured	No Opt. Call	AA	377,612
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
725	5.000%, 12/15/25	No Opt. Call	BBB	838,832
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,272,251
360	5.000%, 12/15/27	No Opt. Call	BBB	430,988
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,314,278
650	5.000%, 12/15/30	12/27 at 100.00	BBB	765,798
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
270	2.300%, 3/01/21 – BAM Insured	No Opt. Call	AA	270,635
368	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	374,584
354	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	374,836
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,137,050
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,128,830
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,120,069
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,212,260
280	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	285,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
$4,250	5.000%, 6/01/22	No Opt. Call	A	$4,519,917
2,245	5.000%, 6/01/23	No Opt. Call	A	2,484,721
2,535	5.000%, 6/01/24	No Opt. Call	A	2,910,028
5,980	5.000%, 6/01/25	No Opt. Call	A	7,108,665
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,029,089
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,208,707
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,091,120
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,401,978
1,208	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,362,890
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
4,500	5.000%, 1/01/25	No Opt. Call	AA-	5,186,880
5,750	5.000%, 1/01/26	No Opt. Call	AA-	6,836,290
2,255	5.000%, 1/01/28	No Opt. Call	AA-	2,798,703
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,655	5.000%, 2/15/26	No Opt. Call	A+	3,244,782
3,590	5.000%, 2/15/27	No Opt. Call	A+	4,501,214
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,785	5.000%, 3/01/21	No Opt. Call	A	2,805,024
2,565	5.000%, 3/01/22	No Opt. Call	A	2,699,970
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,449,115
6,220	0.000%, 2/01/22	No Opt. Call	A+	6,157,613
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,672,347
502,230	Total Illinois			549,969,379
	Indiana – 2.3%
	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,591,622
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,305,336
4,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	4,587,137
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,391,250

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Mandatory Put 7/01/22)	1/22 at 100.00	AA	$10,639,860
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
435	4.000%, 10/01/21 (ETM)	No Opt. Call	Baa3 (5)	447,493
145	5.000%, 10/01/23 (ETM)	No Opt. Call	Baa3 (5)	164,128
	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
65	5.000%, 5/01/21	No Opt. Call	N/R	66,019
1,935	5.000%, 5/01/21	No Opt. Call	AA-	1,962,864
5,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 5.000%, 2/01/26 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	5,260,250
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
690	5.000%, 10/01/23	No Opt. Call	AA	777,892
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,173,080
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,118,474
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,456,950
850	5.000%, 10/01/27	10/24 at 100.00	AA	995,903
	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2:
70	2.000%, 11/15/36 (Pre-refunded 2/01/23)	2/23 at 100.00	N/R (5)	72,220
9,930	2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,289,069
2,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.550%, 7/01/35	7/29 at 100.00	Aaa	2,671,725
3,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35	7/29 at 100.00	Aaa	3,560,970
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	271,456
4,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Note Series 2020C, 1.400%, 6/01/21	3/21 at 100.00	N/R	4,250,170
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,329,280
3,000	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%, 8/15/22	No Opt. Call	AA	3,232,020
10,675	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,948,348

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$450	5.000%, 10/01/21	No Opt. Call	A+	$465,188
460	5.000%, 10/01/22	No Opt. Call	A+	496,294
710	5.000%, 10/01/23	No Opt. Call	A+	796,293
445	5.000%, 10/01/24	No Opt. Call	A+	518,042
525	5.000%, 10/01/25	10/24 at 100.00	A+	611,053
760	5.000%, 10/01/26	10/24 at 100.00	A+	882,170
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
2,065	5.000%, 10/01/21	No Opt. Call	A+	2,134,694
4,585	5.000%, 10/01/22	No Opt. Call	A+	4,946,756
10,000	5.000%, 10/01/23	No Opt. Call	A+	11,215,400
5,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	5,506,105
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,042,000
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,520,075
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,772,303
2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory Put 6/01/21)	No Opt. Call	A-	2,677,659
13,020	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	14,183,337
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
640	5.000%, 2/01/21	No Opt. Call	A	642,138
1,595	4.000%, 2/01/24	No Opt. Call	A	1,760,290
3,100	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	3,103,441
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A1	10,851,500
10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A1	11,328,470
159,795	Total Indiana			172,016,724
	Iowa – 0.4%
2,145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	1/21 at 103.00	BB-	2,197,166
4,900	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	5,347,419

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
$2,000	5.875%, 12/01/26, 144A	2/21 at 103.00	BB-	$2,063,500
4,775	5.875%, 12/01/27, 144A	1/21 at 103.00	BB-	4,926,606
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	10,442,139
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,319,212
2,335	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.500%, 1/01/35	7/29 at 100.00	AAA	2,480,961
28,105	Total Iowa			29,777,003
	Kansas – 0.1%
4,665	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2020A, 3.000%, 8/01/21	No Opt. Call	N/R	4,738,380
	Kentucky – 2.5%
3,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 1.200%, 10/01/34 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A1	3,006,180
6,025	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	6,148,874
15,000	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	15,232,500
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	Baa3	1,517,925
1,375	5.000%, 6/01/22	No Opt. Call	Baa3	1,431,086
6,000	5.000%, 6/01/24	No Opt. Call	Baa3	6,588,720
4,200	5.000%, 6/01/25	No Opt. Call	Baa3	4,725,462
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,855,330
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,226,919
2,995	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,194,916
6,130	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.650%, 6/01/33 (Mandatory Put 6/01/21)	No Opt. Call	A1	6,153,539
4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.900%, 9/01/26	No Opt. Call	A1	4,026,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$7,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	$7,545,300
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,680,400
3,345	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,911,242
2,500	Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, 0.700%, 6/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	2,496,550
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
420	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	423,801
700	6.000%, 3/01/21 (ETM)	No Opt. Call	Baa2 (5)	706,335
25,005	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	27,659,031
8,970	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A1	10,086,496
5,010	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A2	5,709,596
5,050	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A2	6,018,489
8,050	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A1	8,098,622
6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	6,835,627
18,165	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	18,437,293
4,965	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	5,251,729
177,400	Total Kentucky			186,967,962
	Louisiana – 4.3%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding Road & Street Improvement Series 2015, 5.000%, 8/01/22	No Opt. Call	AA	2,293,417
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
2,080	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,120,539
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,769,358
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,425	5.000%, 6/01/23	No Opt. Call	A1	36,875,463
9,040	5.000%, 6/01/24	No Opt. Call	A1	10,350,981

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
$1,000	3.000%, 10/01/22	No Opt. Call	A	$1,040,740
1,800	5.000%, 10/01/23	No Opt. Call	A	2,017,710
1,095	5.000%, 10/01/24	No Opt. Call	A	1,270,321
3,000	4.000%, 10/01/25	No Opt. Call	A	3,457,110
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,619,982
24,310	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	Baa2	26,968,055
6,070	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	6,165,481
7,025	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013A, 1.650%, 9/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A3	7,135,503
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	35,398,265
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	7,942,832
1,050	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A	1,110,459
9,000	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	10,752,840
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,722,122
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	727,935
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	618,286
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,600,395
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,794,805
2,020	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	2,178,772
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
7,265	5.000%, 7/01/26	7/23 at 100.00	AA-	7,955,175
1,345	5.000%, 7/01/29	7/23 at 100.00	AA-	1,461,571

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
$2,520	5.000%, 5/01/29	11/27 at 100.00	AA-	$3,226,079
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,820,350
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,892,699
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-1, 0.600%, 5/01/43 (Mandatory Put 5/01/23)	5/22 at 100.00	Aa3	15,049,800
7,690	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	5/21 at 100.00	Aa3	7,691,999
3,570	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 5.000%, 5/01/21	No Opt. Call	Aa2	3,625,264
7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,525,980
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	6,938,382
3,600	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	AA-	3,754,908
2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	AA-	2,086,060
2,780	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	2,899,707
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,147,210
575	5.000%, 6/01/26	6/25 at 100.00	A	685,820
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,658,323
2,780	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,430,242
3,665	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,096,151
19,925	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	20,227,262
18,030	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	18,476,964
18,755	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	19,374,103
7,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	7,295,260
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	BBB+	2,362,794
	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,004,050
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,052,740

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
$1,710	5.000%, 7/01/21 (ETM)	No Opt. Call	A+ (5)	$1,750,424
1,680	5.000%, 7/01/22 (ETM)	No Opt. Call	A+ (5)	1,800,086
301,710	Total Louisiana			328,220,774
	Maine – 0.1%
1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.300%, 11/15/35	5/29 at 100.00	AA+	1,033,500
4,500	Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23	No Opt. Call	AA	5,019,615
5,500	Total Maine			6,053,115
	Maryland – 1.0%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
105	5.000%, 9/01/21	No Opt. Call	BB-	101,695
540	5.000%, 9/01/23	No Opt. Call	BB-	512,779
2,000	5.000%, 9/01/26	No Opt. Call	BB-	1,890,240
6,820	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	7,273,325
4,250	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.300%, 9/01/35	3/29 at 100.00	Aa1	4,418,385
2,430	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 1.950%, 9/01/35	9/29 at 100.00	Aa1	2,471,626
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,955,597
14,160	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	14,385,852
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021:
1,105	5.000%, 1/01/22 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	1,113,939
795	5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	828,088
545	5.000%, 1/01/24 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	585,352
5,235	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	6,146,099
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	A-	551,529
1,000	5.000%, 7/01/22	No Opt. Call	A-	1,064,500
250	5.000%, 7/01/23	No Opt. Call	A-	276,420
500	5.000%, 7/01/24	No Opt. Call	A-	573,505
4,400	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/25 (AMT)	No Opt. Call	A	5,130,268

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29	11/28 at 100.00	AAA	$5,870,656
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A:
1,500	5.000%, 7/15/21	No Opt. Call	AAA	1,538,610
6,285	5.000%, 7/15/22	No Opt. Call	AAA	6,750,970
3,500	5.000%, 7/15/23	No Opt. Call	AAA	3,928,155
69,155	Total Maryland			74,367,590
	Massachusetts – 2.4%
5,000	Beverly, Massachusetts, General Obligation Bonds, Bond Anticipation Note Series 2020, 2.000%, 3/26/21	No Opt. Call	N/R	5,019,200
20,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-2, 5.000%, 7/01/22	No Opt. Call	AA	21,445,200
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
555	5.000%, 7/01/21	No Opt. Call	B	556,637
690	5.000%, 7/01/22	No Opt. Call	B	695,803
625	5.000%, 7/01/23	No Opt. Call	B	632,744
735	5.000%, 7/01/24	No Opt. Call	B	745,636
795	5.000%, 7/01/25	7/24 at 100.00	B	800,915
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,802,295
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,561,907
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,511,283
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,172,792
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,657,613
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
130	5.000%, 7/15/21, 144A	No Opt. Call	BB+	132,389
115	5.000%, 7/15/22, 144A	No Opt. Call	BB+	120,842
125	5.000%, 7/15/23, 144A	No Opt. Call	BB+	136,008
130	5.000%, 7/15/24, 144A	No Opt. Call	BB+	145,551
125	5.000%, 7/15/25, 144A	No Opt. Call	BB+	143,965
160	5.000%, 7/15/26, 144A	No Opt. Call	BB+	188,315
170	5.000%, 7/15/27, 144A	No Opt. Call	BB+	203,369
175	5.000%, 7/15/28, 144A	No Opt. Call	BB+	212,133
325	5.000%, 7/15/29, 144A	No Opt. Call	BB+	398,050
220	5.000%, 7/15/30, 144A	No Opt. Call	BB+	271,913

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
$1,325	5.000%, 7/01/21	No Opt. Call	BBB+	$1,350,983
815	5.000%, 7/01/23	No Opt. Call	BBB+	894,544
2,235	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 2.750%, 12/01/34	12/28 at 100.00	AA	2,398,602
1,740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3, 0.875%, 12/01/23	6/22 at 100.00	AA	1,749,413
5,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35	6/30 at 100.00	AA+	5,061,500
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E:
1,175	5.000%, 11/01/22	No Opt. Call	Aa1	1,278,882
6,195	5.000%, 11/01/25	No Opt. Call	Aa1	7,609,628
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,679,160
40,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	44,779,986
14,000	Massachusetts State, General Obligation Bonds, Revenue Anticipation Note Series 2020A, 2.000%, 4/21/21	No Opt. Call	N/R	14,077,700
17,020	Massachusetts State, General Obligation Bonds, Series 2019B, 5.000%, 1/01/21	No Opt. Call	Aa1	17,020,000
9,600	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2012A, 4.000%, 6/01/33	6/21 at 100.00	AA+	9,721,920
16,211	Worcester, Massachusetts, General Obligation Bonds, Bond Anticipation Notes, Series 2020, 2.000%, 2/01/22	No Opt. Call	N/R	16,531,167
171,211	Total Massachusetts			184,708,045
	Michigan – 2.5%
1,000	Birmingham Public Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2020, 4.000%, 5/01/23	No Opt. Call	Aa1	1,086,170
1,100	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/21	No Opt. Call	AA-	1,126,114
1,865	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,946,128
8,820	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 4.000%, 8/20/21	No Opt. Call	N/R	9,033,532
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,000	3.000%, 6/01/21	No Opt. Call	A	1,011,060
1,100	4.000%, 6/01/22	No Opt. Call	A	1,156,397
2,000	4.000%, 6/01/23	No Opt. Call	A	2,173,060
2,200	5.000%, 6/01/25	No Opt. Call	A	2,634,676
2,500	5.000%, 6/01/27	No Opt. Call	A	3,178,500
2,450	5.000%, 6/01/29	No Opt. Call	A	3,261,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$15,125	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	$16,481,864
6,750	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	7,531,380
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	4,008,318
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,349,407
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,336,618
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	2,004,200
5,025	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,429,010
9,770	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	10,486,629
14,835	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.350%, 12/01/35	6/30 at 100.00	AA+	15,204,688
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C, 5.000%, 12/01/21	No Opt. Call	AA-	1,043,500
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
27,220	5.000%, 11/15/28	No Opt. Call	AA+	36,406,206
28,245	5.000%, 11/15/29	No Opt. Call	AA+	38,573,067
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,514,273
8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,027,600
1,000	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A, 5.000%, 5/01/21	No Opt. Call	Aa1	1,015,650
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,710,335
164,960	Total Michigan			192,729,626
	Minnesota – 1.4%
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,901,306
1,740	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B, 2.400%, 1/01/35	7/29 at 100.00	AA+	1,842,138
2,835	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.250%, 7/01/35	7/29 at 100.00	AA+	2,939,895
3,710	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.875%, 7/01/35	1/30 at 100.00	AA+	3,730,405
	Minnesota State, General Obligation Bonds, Refunding State Trunk Highway Series 2020E:
17,800	2.000%, 8/01/21	No Opt. Call	AAA	17,992,418
28,320	2.000%, 8/01/22	No Opt. Call	AAA	29,151,475

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$36,940	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2015D, 5.000%, 8/01/23	No Opt. Call	AAA	$41,537,183
895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	977,976
2,880	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,045,053
96,800	Total Minnesota			103,117,849
	Mississippi – 0.8%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,074,710
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	7,287,129
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,625,444
20,430	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	4/21 at 100.00	BBB+	20,514,580
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A, 2.250%, 12/01/35	6/29 at 100.00	Aaa	1,043,130
9,750	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44 (Mandatory Put 9/01/25)	3/25 at 100.00	BBB+	11,400,285
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,189,018
3,395	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40 (Mandatory Put 3/01/27)	12/26 at 100.00	AA	4,132,666
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
275	5.000%, 10/15/21	No Opt. Call	A+	283,126
350	5.000%, 10/15/22	No Opt. Call	A+	376,929
250	5.000%, 10/15/23	No Opt. Call	A+	278,232
200	5.000%, 10/15/24	No Opt. Call	A+	229,680
1,220	5.000%, 10/15/25	No Opt. Call	A+	1,443,089
57,800	Total Mississippi			61,878,018
	Missouri – 1.3%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
765	4.000%, 11/01/22	No Opt. Call	N/R	780,629
755	4.000%, 11/01/23	No Opt. Call	N/R	775,332
	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Refunding & School Building Series 2020:
7,665	4.000%, 3/01/29	No Opt. Call	AA+	9,647,092
7,500	4.000%, 3/01/30	3/29 at 100.00	AA+	9,375,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
$2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	$2,551,827
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,729,038
1,615	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B, 5.000%, 5/01/23	No Opt. Call	AAA	1,796,300
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	6/21 at 100.50	A	24,985,372
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,506,450
11,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	12,116,720
5,195	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,669,979
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
1,000	5.000%, 5/01/21	No Opt. Call	BBB	1,009,320
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,608,014
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,404,889
985	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.500%, 11/01/34	5/29 at 100.00	AA+	1,037,865
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,843,258
5,035	5.000%, 1/01/26	1/25 at 100.00	A	5,905,149
	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020:
1,980	4.000%, 3/01/30	3/28 at 100.00	AA	2,408,472
1,480	4.000%, 3/01/31	3/28 at 100.00	AA	1,788,684
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,725	5.000%, 7/01/21	No Opt. Call	A2	1,760,449
1,000	5.000%, 7/01/22	No Opt. Call	A2	1,061,420
1,085	5.000%, 7/01/23	No Opt. Call	A2	1,200,520
90,035	Total Missouri			98,962,154
	Montana – 0.5%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,608,422

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana (continued)
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018:
$1,000	5.000%, 7/01/27	No Opt. Call	A+	$1,278,520
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,379,075
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,733,631
34,110	Total Montana			35,999,648
	Nebraska – 0.7%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A	8,993,840
815	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	983,901
4,590	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	A-	4,660,686
1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,078,660
	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020:
1,275	5.000%, 12/15/28	No Opt. Call	AA	1,711,127
1,500	5.000%, 12/15/29	No Opt. Call	AA	2,056,860
1,590	5.000%, 12/15/30	No Opt. Call	AA	2,228,671
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 100.00	A (5)	1,025,920
4,545	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019A, 3.150%, 9/01/34	3/28 at 100.00	AA+	4,981,047
5,460	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	5,785,962
8,620	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.350%, 9/01/35	3/29 at 100.00	AA+	9,014,106
	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2:
160	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	167,616
1,590	5.000%, 1/01/24	1/22 at 100.00	A+	1,663,410
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22 (Pre-refunded 6/15/22)	6/22 at 100.00	AA (5)	1,760,315
3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,146,839
6,450	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 0.900%, 9/01/30 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A	6,546,492
51,370	Total Nebraska			55,805,452

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 0.2%
	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A:
$1,000	3.000%, 6/15/22	No Opt. Call	A+	$1,036,970
1,000	3.000%, 6/15/24 – AGM Insured	No Opt. Call	AA	1,087,970
2,025	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A, 5.000%, 7/01/21 (AMT)	No Opt. Call	A1	2,069,449
1,860	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,884,496
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B:
830	5.000%, 7/01/23	No Opt. Call	Aa3	899,463
850	5.000%, 7/01/25	No Opt. Call	Aa3	975,137
5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	Aa1	5,098,050
190	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%, 6/15/24, 144A	No Opt. Call	Ba2	190,893
12,755	Total Nevada			13,242,428
	New Hampshire – 0.2%
13,070	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	13,761,795
1,195	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/21	No Opt. Call	A-	1,232,607
2,710	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/26	No Opt. Call	Aa1	3,451,347
16,975	Total New Hampshire			18,445,749
	New Jersey – 5.0%
8,490	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2020, 3.000%, 8/15/22	No Opt. Call	N/R	8,850,316
	Delran Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 10/15/27	No Opt. Call	AA	1,084,720
1,000	2.000%, 10/15/28	No Opt. Call	AA	1,082,440
1,000	2.000%, 10/15/29	No Opt. Call	AA	1,074,920
1,495	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	1,578,840
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,838,562
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	4,206,544
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020:
465	4.000%, 10/01/25	No Opt. Call	AA	543,422
755	5.000%, 10/01/26	No Opt. Call	AA	946,891

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020:
$600	4.000%, 12/01/21	No Opt. Call	AAA	$621,066
550	4.000%, 12/01/22	No Opt. Call	AAA	590,386
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,825	5.000%, 6/15/21	No Opt. Call	BBB	2,872,036
1,475	5.000%, 6/15/22	No Opt. Call	BBB	1,552,998
520	5.000%, 6/15/22	No Opt. Call	AA	548,496
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB	6,906,774
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB	4,752,192
8,620	5.000%, 6/15/25	6/22 at 100.00	BBB	9,053,500
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB	6,288,420
795	4.250%, 6/15/27	6/22 at 100.00	BBB	819,987
10,000	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29	No Opt. Call	Baa1	12,736,200
5,780	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB	5,970,856
10,545	New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25	No Opt. Call	BBB	12,405,138
5,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/21	No Opt. Call	Baa1	5,188,150
25,340	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	Baa1	25,856,936
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	Baa1	18,104,660
3,130	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/26	No Opt. Call	Baa1	3,749,834
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/30	6/24 at 100.00	Baa1	7,751,806
2,715	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (Mandatory Put 6/01/23) (AMT)	No Opt. Call	A+	2,754,042
2,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020C, 1.150%, 6/01/23 (AMT)	No Opt. Call	A+	2,526,375
2,835	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020E, 0.850%, 12/01/25 (AMT)	No Opt. Call	A+	2,843,675
545	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	557,568

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	$6,150,612
4,830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	5,770,594
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
8,000	4.000%, 6/01/23	No Opt. Call	A3	8,687,360
10,050	5.000%, 6/01/24	No Opt. Call	A3	11,569,962
15,000	5.000%, 6/01/25	No Opt. Call	A3	17,859,900
11,265	5.000%, 6/01/26	No Opt. Call	A3	13,786,783
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
14,500	3.000%, 6/15/21	No Opt. Call	A+	14,654,135
2,100	5.000%, 6/15/21	No Opt. Call	A+	2,140,950
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,366,576
1,885	5.000%, 6/15/22	No Opt. Call	A+	2,000,720
3,545	5.000%, 6/15/24	No Opt. Call	A+	4,029,779
5,045	5.000%, 6/15/28	6/26 at 100.00	A+	5,968,689
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,188,550
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
5,660	5.000%, 12/15/24	No Opt. Call	Baa1	6,525,867
5,185	5.000%, 12/15/25	No Opt. Call	Baa1	6,149,358
9,780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/32	12/28 at 100.00	Baa1	12,058,935
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,867,671
3,050	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	3,220,037
12,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	12,311,640
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,395	5.000%, 6/01/22	No Opt. Call	A	2,553,453
1,325	5.000%, 6/01/23	No Opt. Call	A	1,472,658
6,285	5.000%, 6/01/24	No Opt. Call	A	7,261,940
4,555	5.000%, 6/01/25	No Opt. Call	A	5,458,029
5,000	5.000%, 6/01/26	No Opt. Call	A	6,190,450
5,950	5.000%, 6/01/29	6/28 at 100.00	A	7,698,348
3,900	5.000%, 6/01/31	6/28 at 100.00	A-	4,981,782
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,348,497

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$10,110	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	$10,391,968
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Refunding Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	7,218,668
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,425,960
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,738,699
344,305	Total New Jersey			380,706,320
	New Mexico – 0.8%
11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB	11,171,153
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB	26,261,300
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	4,085,160
2,420	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,618,851
6,135	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	7,260,159
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,485,540
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,612,438
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,739,623
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,875,932
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,024,823
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,102,690
750	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24	11/21 at 100.00	BB+	739,928
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%, 5/15/25	11/21 at 100.00	BB+	994,880
60,970	Total New Mexico			63,972,477
	New York – 8.3%
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (5)	1,335,958
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27	No Opt. Call	BBB	2,115,419
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	596,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$475	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A	$527,321
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,230,384
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,075,600
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,228,020
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22	No Opt. Call	A1	1,901,699
1,000	5.000%, 7/01/24	No Opt. Call	A1	1,154,880
1,000	5.000%, 7/01/25	No Opt. Call	A1	1,198,080
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	5,228
12,880	5.000%, 12/15/21	No Opt. Call	AA+	13,473,124
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27	No Opt. Call	AA+	9,539,850
18,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 5.000%, 3/15/25	No Opt. Call	AA+	21,546,000
16,355	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Subordinate Revenue Anticipation Notes Series 2020B, 5.000%, 3/31/21	No Opt. Call	N/R	16,547,825
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	514,083
700	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	694,603
1,350	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,328,238
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A:
1,250	5.000%, 9/01/24	No Opt. Call	A	1,466,588
1,000	5.000%, 9/01/25	No Opt. Call	A	1,219,100
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,031,630
13,305	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	13,962,001
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,109,800
14,340	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	14,912,883
28,810	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	30,203,252

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$4,605	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	$4,854,499
45,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	45,924,300
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E:
1,500	5.000%, 11/15/30	No Opt. Call	A3	1,870,455
2,250	5.000%, 11/15/32	11/30 at 100.00	A3	2,783,205
7,605	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	8,022,438
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D:
1,000	5.000%, 11/15/26	11/22 at 100.00	A3	1,057,590
1,145	5.000%, 11/15/29	11/22 at 100.00	A3	1,208,502
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A-	2,231,402
1,045	5.000%, 7/01/24	No Opt. Call	A-	1,203,318
650	5.000%, 7/01/25	7/24 at 100.00	A-	746,681
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,144,460
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,709,385
5,530	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B, 2.000%, 11/01/35	5/28 at 100.00	AA+	5,589,005
2,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-2, 0.700%, 5/01/60 (Mandatory Put 11/01/24)	11/22 at 100.00	AA+	1,999,360
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
3,500	2.200%, 11/01/21	1/21 at 100.00	AA+	3,501,750
34,540	2.350%, 7/01/22	3/21 at 100.00	AA+	34,638,784
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,536,250
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A:
3,730	3.450%, 11/01/34	2/27 at 100.00	AA+	4,099,979
2,785	1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	2,805,748
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,741,585
1,330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc, Short Term Auction Rate Series 1999, 2.250%, 10/01/29 – AGM Insured	No Opt. Call	AA	1,372,095

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A:
$25,000	5.000%, 11/01/23	No Opt. Call	AAA	$28,363,000
5,870	5.000%, 11/01/24	No Opt. Call	AAA	6,927,950
8,000	5.000%, 11/01/26	No Opt. Call	AAA	10,110,000
10,960	5.000%, 11/01/27	No Opt. Call	AAA	14,219,614
13,495	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa2	15,707,100
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
5,000	5.000%, 8/01/24	No Opt. Call	AA	5,819,600
905	5.000%, 8/01/25	No Opt. Call	AA	1,092,950
10,000	5.000%, 8/01/26	No Opt. Call	AA	12,474,200
12,635	5.000%, 8/01/27	No Opt. Call	AA	16,199,081
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,505,200
50,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	54,630,000
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
5,015	2.550%, 11/01/22	9/20 at 100.00	Aa2	5,214,045
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,525,887
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,194,610
6,480	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	6,486,156
15,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2, 0.750%, 11/01/25	1/22 at 100.00	Aa2	15,006,600
8,055	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	8,942,178
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.100%, 11/01/35	5/29 at 100.00	Aa2	5,075,250
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	1/21 at 100.00	Aa2	5,004,700
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
4,000	1.950%, 5/01/22	1/21 at 100.00	Aa2	4,002,760
2,250	2.100%, 5/01/23	1/21 at 100.00	Aa2	2,251,710
9,265	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	9,741,684
2,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.000%, 10/01/35	10/29 at 100.00	Aa1	2,434,800

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,460	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.100%, 10/01/35	10/29 at 100.00	Aa1	$3,532,349
2,965	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	3,399,491
10,000	Rochester, New York, General Obligation Bonds, Bond Anticipation Notes Series 2020-III, 3.000%, 6/30/21	No Opt. Call	N/R	10,122,900
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	574,370
500	5.000%, 7/01/27	7/24 at 100.00	A-	569,795
33,105	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021I, 2.000%, 7/22/21	No Opt. Call	N/R	33,317,865
10,735	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021-II, 2.000%, 8/19/21 (WI/DD, Settling 1/06/21)	No Opt. Call	N/R	10,813,688
12,500	Syosett Central School District, Nassau Countym, New York, General Obligation Bonds, Tax Anticipation Note Series 2020, 2.000%, 6/25/21	No Opt. Call	N/R	12,605,625
1,200	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A3	1,277,784
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
3,000	5.000%, 6/01/21	No Opt. Call	A	3,054,120
2,500	5.000%, 6/01/22	No Opt. Call	A	2,655,350
3,335	5.000%, 6/01/23	No Opt. Call	A	3,683,508
1,900	5.000%, 6/01/26	No Opt. Call	A	2,309,089
	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,499,194
2,510	3.000%, 8/15/23	No Opt. Call	A	2,672,472
583,430	Total New York			628,975,952
	North Carolina – 1.2%
1,605	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,668,125
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	1,060,070
3,500	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35	1/29 at 100.00	AA+	3,739,295
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,015	5.000%, 1/01/26	No Opt. Call	A	3,641,607
2,870	5.000%, 1/01/27	1/26 at 100.00	A	3,449,109
36,660	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/24	No Opt. Call	AA+	42,479,042

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$15,585	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	$17,679,000
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	15,079,353
77,890	Total North Carolina			88,795,601
	North Dakota – 0.6%
2,445	Bismarck, Burleigh County, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2020P, 4.000%, 5/01/24	No Opt. Call	Aa1	2,748,718
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
1,115	5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,139,418
100	5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	102,190
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
1,000	4.500%, 12/01/32	12/21 at 100.00	Baa2	1,014,830
5,000	5.000%, 12/01/32	12/21 at 100.00	Baa2	5,113,500
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
820	5.000%, 12/01/22	No Opt. Call	Baa2	877,310
910	5.000%, 12/01/23	No Opt. Call	Baa2	1,005,732
1,655	5.000%, 12/01/25	No Opt. Call	Baa2	1,942,821
2,380	5.000%, 12/01/26	No Opt. Call	Baa2	2,859,475
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,949,364
1,300	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,418,768
2,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	2,680,775
3,250	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.100%, 7/01/35	1/30 at 100.00	Aa1	3,312,010
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,221,511
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,374,668
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,515,154
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,640,983
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,824,631
800	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014, 4.000%, 5/01/21	No Opt. Call	A+	808,944
41,710	Total North Dakota			44,550,802

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 4.1%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
$2,000	5.000%, 11/15/21	No Opt. Call	AA-	$2,076,880
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,814,964
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,159,000
20,010	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	21,218,804
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
3,700	5.000%, 6/01/27	No Opt. Call	A	4,735,556
9,515	5.000%, 6/01/28	No Opt. Call	A	12,471,120
12,600	5.000%, 6/01/29	No Opt. Call	A	16,870,392
7,205	5.000%, 6/01/30	No Opt. Call	A-	9,835,041
6,205	5.000%, 6/01/31	6/30 at 100.00	A-	8,416,152
6,740	5.000%, 6/01/32	6/30 at 100.00	A-	9,079,454
2,145	5.000%, 6/01/33	6/30 at 100.00	A-	2,873,313
6,265	5.000%, 6/01/34	6/30 at 100.00	A-	8,358,700
13,740	5.000%, 6/01/35	6/30 at 100.00	A-	18,232,705
2,745	5.000%, 6/01/36	6/30 at 100.00	A-	3,622,439
2,000	4.000%, 6/01/37	6/30 at 100.00	A-	2,432,620
1,000	4.000%, 6/01/38	6/30 at 100.00	A-	1,210,800
1,000	4.000%, 6/01/39	6/30 at 100.00	A-	1,206,880
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,038,560
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,080,060
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,424,540
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,200,230
950	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	950,000
	Cleveland, Ohio, Water Revenue Bonds, Series 2020FF:
1,000	5.000%, 1/01/28	No Opt. Call	AA+	1,307,060
1,100	5.000%, 1/01/29	No Opt. Call	AA+	1,471,800
5,265	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,958,856
1,000	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/21	No Opt. Call	Ba2	1,016,240
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23 (ETM)	No Opt. Call	Aa1 (5)	1,138,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
$1,170	5.000%, 5/15/21	No Opt. Call	AA	$1,189,305
340	5.000%, 5/15/22	No Opt. Call	AA	360,536
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,152,934
1,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23	No Opt. Call	AA+	1,862,248
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/21	No Opt. Call	BB+	2,007,840
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (7)	No Opt. Call	N/R	6,400
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	5,481
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	44,038
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,269
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	44
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	3,156
10,660	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	11,189,056
13,950	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, 2.100%, 7/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	14,642,617
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,049,450
13,260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	14,562,397
10,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	10,978,200
1,665	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	1,766,315
10,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	11,532,343

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, 2.100%, 12/01/27 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	$1,049,630
6,600	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,905,448
920	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	1,015,625
2,650	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	2,913,914
4,430	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	4,795,209
2,170	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35	3/29 at 100.00	Aaa	2,307,470
6,490	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,711,633
17,630	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	18,150,261
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	29,072,680
3,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	4,144
5,380	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	6,725
1,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	1,469
7,135	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	8,919
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	150
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	2,806
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B:
1,500	5.000%, 6/01/25	No Opt. Call	AAA	1,814,370
1,020	5.000%, 12/01/25	No Opt. Call	AAA	1,256,283
7,410	5.000%, 12/01/26	No Opt. Call	AAA	9,432,115
333,210	Total Ohio			307,002,696
	Oklahoma – 2.4%
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020:
760	4.000%, 12/01/22	No Opt. Call	A	812,790
665	4.000%, 12/01/24	No Opt. Call	A	755,759

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
$635	4.000%, 9/01/23	No Opt. Call	A	$694,925
1,195	4.000%, 9/01/25	No Opt. Call	A	1,388,315
1,600	2.000%, 9/01/27	No Opt. Call	A	1,710,944
3,910	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,407,117
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,161,680
1,250	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017, 5.000%, 9/01/29	9/27 at 100.00	A	1,553,912
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
2,090	5.000%, 6/01/21	No Opt. Call	A+	2,127,871
2,850	5.000%, 6/01/22	No Opt. Call	A+	3,027,726
3,955	5.000%, 6/01/24	No Opt. Call	A+	4,515,621
3,210	5.000%, 6/01/25	No Opt. Call	A+	3,794,380
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,158,700
2,050	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,567,379
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A-	440,040
310	5.000%, 9/01/25	No Opt. Call	A-	365,924
200	5.000%, 9/01/26	No Opt. Call	A-	242,624
450	5.000%, 9/01/27	No Opt. Call	A-	558,625
510	5.000%, 9/01/29	9/28 at 100.00	A-	642,019
350	5.000%, 9/01/30	9/28 at 100.00	A-	438,452
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,372,261
300	5.000%, 9/01/32	9/28 at 100.00	A-	372,339
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,665,846
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,269,120
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,507,385
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
615	4.000%, 9/01/25	No Opt. Call	A+	706,524
685	4.000%, 9/01/27	No Opt. Call	A+	815,369
650	4.000%, 9/01/29	No Opt. Call	A+	796,835

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$4,395	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016, 5.000%, 9/01/21	No Opt. Call	A-	$4,528,081
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019:
415	4.000%, 9/01/21	No Opt. Call	A	424,993
535	4.000%, 9/01/22	No Opt. Call	A	565,463
460	4.000%, 9/01/23	No Opt. Call	A	501,106
485	4.000%, 9/01/24	No Opt. Call	A	543,098
920	4.000%, 9/01/25	No Opt. Call	A	1,056,454
1,430	4.000%, 9/01/26	No Opt. Call	A	1,675,417
600	4.000%, 9/01/27	No Opt. Call	A	713,766
675	4.000%, 9/01/28	No Opt. Call	A	816,811
615	4.000%, 9/01/29	No Opt. Call	A	755,060
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,066,340
1,100	5.000%, 9/01/27	9/26 at 100.00	A-	1,340,427
1,125	5.000%, 9/01/28	9/26 at 100.00	A-	1,363,714
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020:
590	4.000%, 9/01/26	No Opt. Call	BBB+	664,824
1,000	4.000%, 9/01/27	No Opt. Call	BBB+	1,138,510
1,000	4.000%, 9/01/28	No Opt. Call	BBB+	1,148,360
1,000	4.000%, 9/01/29	No Opt. Call	BBB+	1,154,820
1,000	4.000%, 9/01/30	No Opt. Call	BBB+	1,158,240
1,000	4.000%, 9/01/31	9/30 at 100.00	BBB+	1,151,330
1,000	4.000%, 9/01/32	9/30 at 100.00	BBB+	1,144,020
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,552,335
445	5.000%, 10/01/22	No Opt. Call	A+	481,325
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,428,229
3,155	5.000%, 9/01/24	No Opt. Call	A+	3,671,537

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
$575	5.000%, 8/15/22	No Opt. Call	Baa3	$608,045
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,587,819
1,895	5.000%, 8/15/25	No Opt. Call	Baa3	2,200,322
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,189,590
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,438,655
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,239,210
5,655	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	5,662,125
1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	1,997,580
480	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	507,600
1,200	Oklahoma Water Resources Board, Revolving Fund Revenue Bonds, Master Trust, Series 2020A, 5.000%, 4/01/21	No Opt. Call	AAA	1,213,980
745	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014, 5.000%, 9/01/21	No Opt. Call	A-	767,559
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,859,602
5,255	4.000%, 9/01/24	No Opt. Call	A+	5,912,926
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	N/R	769,368
800	3.000%, 4/01/22	No Opt. Call	N/R	823,560
825	3.000%, 4/01/23	No Opt. Call	N/R	867,207
850	3.000%, 4/01/24	No Opt. Call	N/R	909,304
725	4.000%, 4/01/25	No Opt. Call	N/R	817,474
770	4.000%, 4/01/26	4/25 at 100.00	N/R	863,386
715	4.000%, 4/01/27	4/25 at 100.00	N/R	795,073
	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020:
400	3.000%, 11/01/31	11/28 at 100.00	Aa3	454,936
500	3.000%, 11/01/32	11/28 at 100.00	Aa3	565,010
530	3.000%, 11/01/33	11/28 at 100.00	Aa3	596,080
645	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A, 5.000%, 10/01/21	No Opt. Call	AA-	667,994

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
$1,050	4.000%, 12/01/21	No Opt. Call	A	$1,084,912
885	4.000%, 12/01/23	No Opt. Call	A	967,553
1,100	5.000%, 12/01/25	No Opt. Call	A	1,317,327
1,760	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	1,870,792
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,095	5.000%, 9/01/22	No Opt. Call	AA-	1,182,020
6,605	5.000%, 9/01/23	No Opt. Call	AA-	7,408,102
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
8,175	5.000%, 9/01/27	No Opt. Call	AA-	10,418,302
10,180	5.000%, 9/01/28	No Opt. Call	AA-	13,280,523
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	614,306
765	5.000%, 9/01/23	No Opt. Call	A+	856,938
600	5.000%, 9/01/24	No Opt. Call	A+	697,518
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,540,019
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,185	5.000%, 9/01/21	No Opt. Call	AA-	2,254,112
2,010	5.000%, 9/01/22	No Opt. Call	AA-	2,169,735
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
1,650	5.000%, 9/01/21	No Opt. Call	A+	1,701,084
1,510	5.000%, 9/01/22	No Opt. Call	A+	1,627,372
1,050	5.000%, 9/01/23	No Opt. Call	A+	1,176,189
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	334,952
725	5.000%, 9/01/25	No Opt. Call	A	870,428
500	4.000%, 9/01/26	No Opt. Call	A	589,440
630	5.000%, 9/01/26	No Opt. Call	A	772,802
990	5.000%, 9/01/27	No Opt. Call	A	1,255,043
1,500	Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2020, 3.000%, 5/01/24	No Opt. Call	AA-	1,625,805

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019:
$910	4.000%, 9/01/21	No Opt. Call	A-	$931,603
1,450	4.000%, 9/01/27	No Opt. Call	A-	1,702,517
300	4.000%, 9/01/28	No Opt. Call	A-	356,013
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,310,976
1,300	5.000%, 3/01/25	No Opt. Call	A-	1,526,031
1,725	5.000%, 3/01/27	No Opt. Call	A-	2,144,313
156,535	Total Oklahoma			178,815,874
	Oregon – 1.1%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,825	5.000%, 6/15/21	No Opt. Call	AA+	1,864,475
1,745	5.000%, 6/15/22	No Opt. Call	AA+	1,867,063
1,785	5.000%, 6/15/23	No Opt. Call	AA+	1,994,862
2,315	5.000%, 6/15/24	No Opt. Call	AA+	2,695,841
1,305	5.000%, 6/15/25	No Opt. Call	AA+	1,580,211
1,085	5.000%, 6/15/26	No Opt. Call	AA+	1,359,570
1,000	5.000%, 6/15/27	No Opt. Call	AA+	1,293,820
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,357,934
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,042,100
500	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-2, 2.750%, 11/15/25	11/21 at 100.00	N/R	505,065
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,992,349
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,560,320
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,530,466
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,207,930
1,720	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	1,982,644
7,500	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	7,885,650

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$12,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	$13,612,320
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,990,976
	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2020C:
1,385	5.000%, 5/01/21	No Opt. Call	AA+	1,406,758
1,105	5.000%, 5/01/22	No Opt. Call	AA+	1,175,919
1,000	5.000%, 5/01/23	No Opt. Call	AA+	1,112,020
70,445	Total Oregon			80,018,293
	Pennsylvania – 4.8%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,232,981
1,405	5.000%, 4/01/23	No Opt. Call	A	1,543,814
2,415	5.000%, 4/01/24	No Opt. Call	A	2,755,104
2,520	5.000%, 4/01/25	No Opt. Call	A	2,978,212
2,000	5.000%, 4/01/26	No Opt. Call	A	2,438,620
4,310	5.000%, 4/01/27	No Opt. Call	A	5,389,439
765	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Baa3	810,839
1,650	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,656,550
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	6,081
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	6,319
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,405	5.000%, 11/01/25	No Opt. Call	BB+	2,662,070
5,100	5.000%, 11/01/26	No Opt. Call	BB+	5,721,792
3,965	5.000%, 11/01/27	No Opt. Call	BB+	4,494,724
1,925	5.000%, 11/01/28	11/27 at 100.00	BB+	2,169,148
1,475	5.000%, 11/01/29	11/27 at 100.00	BB+	1,652,192
2,240	4.000%, 11/01/31	11/27 at 100.00	BB+	2,284,397
2,950	4.000%, 11/01/32	11/27 at 100.00	BB+	3,002,834
600	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/25	No Opt. Call	BB+	655,014
4,205	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-1, 5.000%, 2/01/40 (Mandatory Put 2/01/25)	8/24 at 101.73	BB+	4,550,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$10,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB+	$11,132,600
2,500	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB+	2,873,375
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,186,900
2,125	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	2,331,231
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24	No Opt. Call	A1	1,723,560
2,820	5.000%, 6/01/25	No Opt. Call	A1	3,360,368
3,000	5.000%, 6/01/26	No Opt. Call	A1	3,687,660
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,050	5.000%, 6/01/21	No Opt. Call	A1	2,087,310
2,145	5.000%, 6/01/22	No Opt. Call	A1	2,279,663
2,515	5.000%, 6/01/23	No Opt. Call	A1	2,782,923
3,205	5.000%, 6/01/24	No Opt. Call	A1	3,685,013
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,505	5.000%, 1/01/23	No Opt. Call	A+	9,277,509
6,665	5.000%, 1/01/24	No Opt. Call	A+	7,566,441
4,560	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	5,617,966
5,040	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	6,649,826
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,783,712
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,226,257
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,660	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,244,881
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,442,976
8,065	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	8,926,423

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2020:
$1,000	4.000%, 2/01/26	No Opt. Call	Aa2	$1,184,040
1,000	4.000%, 2/01/27	No Opt. Call	Aa2	1,212,500
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,680,287
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	2/21 at 100.00	N/R	126,042
154	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	38,399
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	7,431
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	4,456
9,010	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	9,213,536
3,805	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 2.850%, 5/01/34 (Mandatory Put 5/01/21)	No Opt. Call	A-	3,826,803
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14:
1,655	2.200%, 11/01/31 (Pre-refunded 11/01/21) (Mandatory Put 11/01/21)	11/21 at 100.00	A- (5)	1,681,761
3,500	2.720%, 11/01/31 (Pre-refunded 5/01/21) (Mandatory Put 5/01/21)	5/21 at 100.00	A- (5)	3,528,490
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.250%, 10/01/28	4/26 at 100.00	AA+	1,395,285
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,433,250
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,758,459
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,706,795
8,830	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,707,790
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,123,462
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,750,841

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	$7,351,960
4,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	5,009,565
6,285	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Bonds, Philadelphia Funding Program, Refunding Series 2020 Forward Delivery, 5.000%, 6/15/21	No Opt. Call	AAA	6,417,488
4,505	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,122,951
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,405	5.000%, 6/01/21	No Opt. Call	A3	2,446,582
15,075	5.000%, 6/01/22	No Opt. Call	A3	15,971,209
23,675	5.000%, 6/01/23	No Opt. Call	A3	26,064,991
12,500	5.000%, 6/01/24	No Opt. Call	A3	14,271,875
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,331,106
5,680	5.000%, 6/01/25	No Opt. Call	A3	6,714,044
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,157,025
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Josephs University Project, Refunding Series 2020C Forward Delivery:
540	4.000%, 11/01/24	No Opt. Call	A-	604,519
1,000	5.000%, 11/01/25	No Opt. Call	A-	1,192,270
850	5.000%, 11/01/26	No Opt. Call	A-	1,041,242
1,000	5.000%, 11/01/27	No Opt. Call	A-	1,250,270
1,000	5.000%, 11/01/28	No Opt. Call	A-	1,273,100
1,000	5.000%, 11/01/29	No Opt. Call	A-	1,296,190
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
5,000	5.000%, 9/01/21	No Opt. Call	A+	5,146,700
3,000	5.000%, 9/01/22	No Opt. Call	A+	3,217,620
7,160	Philadelphia School District, Pennsylvania, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020-21A, 4.000%, 6/30/21	No Opt. Call	N/R	7,294,322
7,470	Philadelphia, Pennsylvania, Tax and Revenue Anticipation Notes, Series A of 2020-2021, 4.000%, 6/30/21	No Opt. Call	N/R	7,609,764
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,365	5.000%, 12/01/21 (ETM)	No Opt. Call	N/R (5)	1,423,859
460	5.000%, 12/01/21	No Opt. Call	A+	478,377
420	5.000%, 12/01/22 (ETM)	No Opt. Call	N/R (5)	457,901
810	5.000%, 12/01/22	No Opt. Call	A+	875,975

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	1/21 at 100.00	N/R	$2,264,961
1,930	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,916,297
2,555	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,831,068
1,280	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,474,522
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A-	1,079,036
2,410	5.000%, 11/01/22	No Opt. Call	A-	2,568,216
2,530	5.000%, 11/01/23	No Opt. Call	A-	2,780,647
2,665	5.000%, 11/01/24	No Opt. Call	A-	3,019,925
2,550	5.000%, 11/01/25	No Opt. Call	A-	2,969,475
3,295	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA- (5)	3,472,172
600	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22	No Opt. Call	Baa1	624,774
353,913	Total Pennsylvania			367,278,748
	Puerto Rico – 1.6%
5,945	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	6,487,481
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,005	5.250%, 7/01/24	7/22 at 100.00	CCC	8,465,288
4,270	4.250%, 7/01/25	7/22 at 100.00	CCC	4,435,463
1,000	5.250%, 7/01/29	7/22 at 100.00	CCC	1,057,500
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
13,677	0.000%, 7/01/24	No Opt. Call	N/R	12,917,926
22,297	0.000%, 7/01/27	No Opt. Call	N/R	19,880,005
9,935	0.000%, 7/01/29	7/28 at 98.64	N/R	8,449,817
31,454	0.000%, 7/01/31	7/28 at 91.88	N/R	24,509,900
33,324	0.000%, 7/01/33	7/28 at 86.06	N/R	23,902,639
13,087	4.500%, 7/01/34	7/25 at 100.00	N/R	14,340,604
142,994	Total Puerto Rico			124,446,623

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.1%
$1,360	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21	No Opt. Call	A-	$1,387,676
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,317,520
2,595	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35	10/29 at 100.00	AA+	2,681,154
1,120	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%, 10/01/35	10/29 at 100.00	AA+	1,171,587
9,075	Total Rhode Island			9,557,937
	South Carolina – 0.5%
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,385	5.000%, 12/01/21	No Opt. Call	AA	3,535,734
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,365,943
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,077,908
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	435,243
380	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (5)	384,518
4,260	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	4,690,856
1,100	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.650%, 7/01/34	1/29 at 100.00	Aaa	1,173,865
2,970	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.000%, 7/01/35	1/30 at 100.00	Aaa	3,049,388
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,040,706
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,090,031
4,595	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	5,494,563
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,636,963
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,217,479
3,505	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,956,935
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,245,080
1,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,840,295

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$1,250	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	$1,359,037
37,865	Total South Carolina			41,594,544
	South Dakota – 0.1%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
565	4.000%, 11/01/21	No Opt. Call	A+	582,103
650	5.000%, 11/01/24	No Opt. Call	A+	764,426
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
800	5.000%, 11/01/21	No Opt. Call	A+	830,784
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,223,191
4,500	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	4,946,715
7,645	Total South Dakota			8,347,219
	Tennessee – 0.8%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,250	5.000%, 8/01/25	No Opt. Call	BBB+	1,481,500
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,133,442
1,500	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 4.000%, 1/01/21	No Opt. Call	A+	1,500,000
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,335	5.000%, 11/15/32	2/29 at 100.00	A	2,956,227
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,543,916
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
500	4.000%, 11/01/21	No Opt. Call	A+	513,205
1,030	5.000%, 11/01/22	11/21 at 100.00	A+	1,065,020
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Refunding Subordinate Lien Series 2012:
2,715	5.000%, 7/01/21	No Opt. Call	AA-	2,779,047
1,890	5.000%, 7/01/22	No Opt. Call	AA-	2,025,097
1,805	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	1,961,945
4,960	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	5,533,624
4,920	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	5,246,934
750	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A, 2.100%, 7/01/35	7/29 at 100.00	AA+	780,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$8,360	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	$9,608,315
21,690	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A	23,339,524
58,265	Total Tennessee			64,468,764
	Texas – 5.9%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
1,660	5.000%, 1/01/26	No Opt. Call	BBB-	1,739,132
1,290	5.000%, 1/01/27	No Opt. Call	BBB-	1,355,339
1,920	5.000%, 1/01/29	1/27 at 100.00	BBB-	2,004,595
5,000	Austin Independent School District, Travis County, Texas, General Obligation Bonds, School Building Series 2020, 5.000%, 8/01/21	No Opt. Call	Aaa	5,139,550
1,850	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/25	No Opt. Call	AA	2,271,745
5,835	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2020C, 5.000%, 8/15/31	No Opt. Call	AAA	8,305,364
5,115	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	5,885,166
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	A-	1,040,000
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,493,549
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,724,975
3,570	5.000%, 1/01/24	No Opt. Call	A-	4,041,418
4,245	Collin County, Texas, General Obligation Bonds, Limited Tax Permanent Improvement Series 2020, 5.000%, 2/15/21	No Opt. Call	AAA	4,268,008
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,025,260
650	5.000%, 9/01/22	No Opt. Call	AA	691,022
5,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,922,650
4,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2020B Forward Delivery, 5.000%, 12/01/23	No Opt. Call	AA+	4,553,680
	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2020C:
2,000	5.000%, 10/01/21	No Opt. Call	AAA	2,072,360
2,000	5.000%, 10/01/22	No Opt. Call	AAA	2,166,920
2,000	5.000%, 10/01/23	No Opt. Call	AAA	2,261,220
30,640	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	30,911,164
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,128,230

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
$2,525	5.000%, 3/01/23	No Opt. Call	AA+	$2,779,141
2,660	5.000%, 3/01/24	No Opt. Call	AA+	3,048,546
3,000	5.000%, 3/01/25	No Opt. Call	AA+	3,573,210
3,945	5.000%, 3/01/26	No Opt. Call	AA+	4,868,564
4,160	5.000%, 3/01/27	No Opt. Call	AA+	5,285,280
1,020	5.000%, 3/01/28	No Opt. Call	AA+	1,328,295
	Fort Worth, Texas, General Obligation Bonds, Refunding Improvement Series 2020:
15,465	3.000%, 3/01/21	No Opt. Call	AA	15,533,046
9,000	4.000%, 3/01/22	No Opt. Call	AA	9,396,630
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	19,566,360
5,135	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	5,563,875
3,260	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	3,831,087
3,065	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,609,620
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	20,521,725
5,205	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,006,830
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	5,058,600
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,533,600
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,746,760
6,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A Forward Delivery, 5.000%, 11/15/32	11/30 at 100.00	AA	8,962,525
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,035,010
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,845,852
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,619,284
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,725,750
3,950	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	3,972,436

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$520	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	$527,587
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,312,808
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,795	5.000%, 8/15/21	No Opt. Call	AA	2,874,797
2,010	5.000%, 8/15/22	No Opt. Call	AA	2,153,594
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (5)	6,911,136
7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	7,892,505
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22 (ETM)	No Opt. Call	A+ (5)	4,221,828
4,950	5.000%, 1/01/23	No Opt. Call	A+	5,409,954
7,045	5.000%, 1/01/24	No Opt. Call	A+	8,020,380
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A+	5,464,600
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,554,215
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,899,936
	San Antonio, Texas, General Obligation Bonds, General Improvement Series 2020:
5,570	5.000%, 8/01/28	No Opt. Call	AAA	7,381,977
4,000	5.000%, 8/01/29	No Opt. Call	AAA	5,424,320
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Mandatory Paydown Series 2020B-2, 3.000%, 11/15/26	5/22 at 100.00	N/R	1,009,580
3,770	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	4,232,353
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
3,000	4.000%, 12/31/30	No Opt. Call	Baa2	3,720,300
4,000	4.000%, 6/30/31	12/30 at 100.00	Baa2	4,917,480
107,200	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	109,878,928
	Texas Water Development Board, State Revolving Fund Revenue Bonds, Series 2020:
1,000	3.000%, 8/01/21	No Opt. Call	AAA	1,016,590
1,250	5.000%, 8/01/23	No Opt. Call	AAA	1,404,863
1,500	5.000%, 8/01/25	No Opt. Call	AAA	1,823,685

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Taxable Series 2018A:
$7,030	5.000%, 10/15/23	No Opt. Call	AAA	$7,969,419
13,040	5.000%, 10/15/24	No Opt. Call	AAA	15,379,376
408,220	Total Texas			448,815,584
	Utah – 0.2%
2,075	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A, 5.000%, 9/01/21	No Opt. Call	AA-	2,138,537
5,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	5,817,550
	Utah State, General Obligation Bonds, Series 2020B:
5,805	5.000%, 7/01/21	No Opt. Call	AAA	5,943,391
4,000	5.000%, 7/01/23	No Opt. Call	AAA	4,481,880
16,880	Total Utah			18,381,358
	Virginia – 1.6%
10,250	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,465,240
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24	No Opt. Call	AA+	2,514,067
2,095	5.000%, 8/01/25	No Opt. Call	AA+	2,532,206
2,045	5.000%, 8/01/26	No Opt. Call	AA+	2,554,798
2,850	5.000%, 8/01/27	No Opt. Call	AA+	3,662,392
1,600	5.000%, 8/01/29	No Opt. Call	AA+	2,158,672
11,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 0.450%, 12/01/41 (Mandatory Put 4/01/22)	No Opt. Call	A2	11,001,320
	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facilities Project, Refunding Series 2020A:
10,700	5.000%, 12/01/22	No Opt. Call	AA+	11,689,215
11,105	5.000%, 12/01/23	No Opt. Call	AA+	12,645,597
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,820,332
4,980	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Refunding Series 2020B, 5.000%, 8/01/23	No Opt. Call	AA+	5,584,672
	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A:
8,895	5.000%, 4/15/23	No Opt. Call	AA+	9,866,067
8,815	5.000%, 4/15/24	No Opt. Call	AA+	10,173,744
11,260	Virginia Public School Authority, Literary Trust Fund State Appropriation Bonds, School Technology and Security Notes, Series 2020-VIII, 5.000%, 4/15/21	No Opt. Call	AA+	11,411,222

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$9,360	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	$9,453,319
4,030	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	4,125,672
106,385	Total Virginia			117,658,535
	Washington – 2.5%
10,015	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa2	11,205,583
5,015	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa2	6,067,949
10,545	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa2	13,613,911
	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020:
4,110	5.000%, 12/01/21	No Opt. Call	Aaa	4,291,868
1,310	5.000%, 12/01/22	No Opt. Call	Aaa	1,430,586
3,105	5.000%, 12/01/23	No Opt. Call	Aaa	3,536,719
3,000	5.000%, 12/01/24	No Opt. Call	Aaa	3,556,170
2,000	5.000%, 12/01/25	No Opt. Call	Aaa	2,460,000
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,212,487
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,374,399
13,045	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	13,085,309
1,630	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/21	No Opt. Call	A1	1,677,808
12,105	Spokane, Washington, Water and Wastewater System Revenue Bonds, Green Series 2014, 4.000%, 12/01/32	12/24 at 100.00	AA	13,702,860
2,050	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,560,840
4,020	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,552,690
4,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	4,688,040
8,250	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	9,974,662

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
$1,500	5.000%, 1/01/21	No Opt. Call	A+	$1,500,000
5,730	5.000%, 1/01/22	No Opt. Call	A+	5,993,981
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,210,618
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,541,385
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21 (ETM)	No Opt. Call	AA- (5)	1,108,292
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,276,600
11,000	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,385,440
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
1,285	5.000%, 10/01/25	No Opt. Call	AA-	1,558,602
1,925	5.000%, 10/01/26	No Opt. Call	AA-	2,406,828
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,866,736
2,100	5.000%, 10/01/28	No Opt. Call	AA-	2,764,986
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Refunding Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
2,250	5.000%, 6/01/22 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	2,384,460
2,000	5.000%, 6/01/23 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	2,213,120
2,000	5.000%, 6/01/24 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	2,306,480
4,750	5.000%, 6/01/25 (WI/DD, Settling 3/03/21)	No Opt. Call	Aaa	5,689,170
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	Aaa	20,656,981
170,020	Total Washington			189,855,560
	West Virginia – 0.4%
6,025	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunding Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,422,951
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,135,794
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,125,480
6,845	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	6,861,154
5,350	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.000%, 1/01/41 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A-	5,452,506

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	$4,212,649
1,075	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,222,447
31,400	Total West Virginia			32,432,981
	Wisconsin – 1.2%
10,000	Milwaukee, Milwaukee County, Wisconsin, Revenue Anticipation Notes, Series 2020-M8, 5.000%, 7/01/21	No Opt. Call	N/R	10,236,800
4,200	Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star Home of North Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A	3/21 at 100.00	N/R	4,204,158
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24 (AMT)	No Opt. Call	BBB-	1,110,300
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250	4.050%, 11/01/30	5/26 at 100.00	BBB-	2,487,713
5,000	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	5,591,150
2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Series 2012A, 5.000%, 7/15/27 – AGM Insured (Pre-refunded 7/15/21)	7/21 at 100.00	Aa3 (5)	2,918,373
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,523,734
95	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	102,347
6,330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	A+	6,850,832
6,010	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-1, 5.000%, 2/15/52 (Mandatory Put 2/15/25)	8/24 at 100.00	A-	6,916,789
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,401,244
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3, 2.250%, 11/01/26	11/21 at 100.00	N/R	4,000,920
4,080	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2, 2.550%, 11/01/27	11/21 at 100.00	N/R	4,086,528
6,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1, 2.825%, 11/01/28	11/21 at 100.00	N/R	6,268,313
	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,859,916
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,871,394
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	5,179,655

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
$1,700	1.550%, 11/01/38 (Mandatory Put 11/01/21)	2/21 at 100.00	AA	$1,701,564
6,000	1.600%, 11/01/48 (Mandatory Put 11/01/22)	11/21 at 100.00	AA	6,054,420
8,585	Wisconsin State, General Obligation Bonds, Series 2020A, 5.000%, 5/01/23	No Opt. Call	Aa1	9,544,545
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
670	5.000%, 7/01/25	7/24 at 100.00	A1	770,252
1,035	5.000%, 7/01/26	7/24 at 100.00	A1	1,188,315
725	5.000%, 7/01/27	7/24 at 100.00	A1	831,582
83,890	Total Wisconsin			88,700,844
	Wyoming – 0.4%
20,175	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	21,123,427
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,618,450
1,225	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	1,302,787
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.100%, 12/01/35	6/30 at 100.00	AA+	2,558,675
26,400	Total Wyoming			27,603,339
$6,592,024	Total Municipal Bonds (cost $6,883,055,402)			7,124,847,380

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Electric Utilities – 0.9%
2,813,414	Energy Harbor Corp (8), (9), (10)	$72,304,740
	Total Common Stocks (cost $57,727,850)	72,304,740
	Total Long-Term Investments (cost $6,940,783,252)	7,197,152,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 4.3%
	MUNICIPAL BONDS – 4.3%
	National – 1.1%
$4,132	BB&T Municipal Trust Pool Tax Exempt Lease Certificates, Variable Rate Demand Obligations, Class C Series 2018, 0.890%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (4)	No Opt. Call	A+	$4,131,811
57,400	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5027, 0.290%, 6/01/21 (AMT), 144A	No Opt. Call	F1+	57,400,000
10,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 0.290%, 6/01/21 (AMT), 144A	No Opt. Call	F1+	10,000,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	National (continued)
$10,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.290%, 12/01/21 (AMT), 144A	No Opt. Call	F1+	$10,000,000
81,532	Total National			81,531,811
	Alabama – 0.4%
2,570	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	2,636,152
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	F1	25,194,031
26,005	Total Alabama			27,830,183
	California – 0.0%
3,740	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Variable Rate Demand Obligations, Series 2020A, 0.250%, 10/01/45 (AMT) (Mandatory Put 3/01/21) (11)	No Opt. Call	A-2	3,740,000
	Colorado – 0.1%
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Tender Option Bond Trust 2016-XF0371, 0.190%, 2/01/21, 144A	No Opt. Call	F2	5,000,000
5,865	Colorado Springs, Colorado, Utilities System Revenue Bonds, Variable Rate Demand Obligations, Subordinate Lien Improvement Series 2006B, 0.110%, 11/01/36 (11)	2/21 at 100.00	A-1	5,865,000
10,865	Total Colorado			10,865,000
	Connecticut – 0.3%
20,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Variable Rate Demand Obligations, Series 2020C-3, 0.110%, 11/15/50 (11)	No Opt. Call	A-1+	20,000,000
	Florida – 0.7%
18,680	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	3/21 at 103.00	N/R	18,327,322
24,750	JEA, Florida, Electric System Revenue Bonds, Variable Rate Demand Obligations Series Three 2008C-2, 0.110%, 10/01/34 (11)	1/21 at 100.00	F1+	24,750,000
9,845	JEA, Florida, Water and Sewerage System Revenue Bonds, Variable Rate Demand Obligations Series 2008A-1 & 2008A-2, 0.110%, 10/01/38 (11)	2/21 at 100.00	A-1	9,845,000
3,100	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Variable Rate Demand Obligations, Tender Option Bond Trust Series 2018-XM0676, 0.340%, 4/01/53, 144A (11)	4/28 at 100.00	VMIG2	3,100,000
56,375	Total Florida			56,022,322
	Illinois – 0.1%
6,100	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Variable Rate Demand Obligations, Tender Option Bond Floater 16-XM0274, 0.290%, 12/15/41, 144A (11)	No Opt. Call	A-1	6,100,000

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 0.1%
$3,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater 2018-020, 0.160%, 11/01/39 (AMT), 144A (11)	11/27 at 100.00	A-1	$3,500,000
1,470	New Jersey Turnpike Authority, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater Series 2017-ZM0566, 0.230%, 7/01/25, 144A (11)	No Opt. Call	A-1	1,470,000
4,970	Total New Jersey			4,970,000
	New York – 0.2%
11,450	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Variable Rate Demand Obligations, State Facilities & Equipment Series 2004A-3B, 0.090%, 3/15/33 (11)	2/21 at 100.00	A-1	11,450,000
	North Carolina – 0.1%
8,650	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2017-YX1052, 0.120%, 7/01/37, 144A (11)	1/27 at 100.00	VMIG1	8,650,000
	Ohio – 0.6%
45,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Variable Rate Demand Obligations, Series 2019C, 0.060%, 10/01/39 (11)	1/21 at 100.00	A-1+	45,000,000
	Pennsylvania – 0.1%
4,650	Mercer County, Pennsylvania, General Obligation Bonds, Variable Rate Demand Obligations, Series 2011, 0.100%, 10/01/31 – AGM Insured (11)	2/21 at 100.00	A-1	4,650,000
	Tennessee – 0.1%
10,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligations, Series 2004C, 0.170%, 5/01/39 (11)	1/21 at 100.00	A-2	10,000,000
	Texas – 0.1%
11,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Refunding Variable Rate Demand Obligation Series 2020B, 0.250%, 7/01/40 (AMT) (Mandatory Put 3/01/21) (11)	No Opt. Call	A-2	11,000,000
	Virginia – 0.1%
8,440	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Variable Rate Demand Obligations, Subordinate Series 2016B, 0.080%, 8/01/46 (11)	2/21 at 100.00	A-1+	8,440,000
	Washington – 0.1%
8,400	King County, Washington, General Obligation Bonds, Payable from Sewer Revenues, Variable Rate Demand Obligations, Refunding Multi-Modal Limited Tax Series 2019A, 0.090%, 1/01/46 (11)	2/21 at 100.00	A-1+	8,400,000
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2018-ZM0679, 0.270%, 7/01/26, 144A (11)	No Opt. Call	VMIG1	3,000,000
11,400	Total Washington			11,400,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 0.1%
$5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Variable Rate Demand Obligations, Refunding Series 2016A-3, 2.000%, 7/01/29 (AMT) (Mandatory Put 6/01/21) (11)	No Opt. Call	A-2	$5,193,407
$325,342	Total Short-Term Investments (cost $325,296,626)			326,842,723
	Total Investments (cost $7,266,079,878) – 99.3%			7,523,994,843
	Other Assets Less Liabilities – 0.7%			50,625,121
	Net Assets – 100%			$7,574,619,964
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,124,847,380	$ —	$7,124,847,380
Common Stocks	—	72,304,740	—	72,304,740
Short-Term Investments:
Municipal Bonds	—	326,842,723	—	326,842,723
Total	$ —	$7,523,994,843	$ —	$7,523,994,843

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 124.6%
	MUNICIPAL BONDS – 120.5%
	Alabama – 1.5%
$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	2/21 at 100.00	N/R	$29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	2/21 at 100.00	B1	10,002,100
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	2/21 at 100.00	B1	3,865,812
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,597,200
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,419,538
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,584,150
	Homewood Educational Building Authority, Alabama, Educational Facilities Revenue Bonds, Samford University, Series 2019A:
2,750	4.000%, 12/01/41 (UB) (5)	12/29 at 100.00	A3	3,101,917
4,220	4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	A3	4,682,006
5,595	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	Caa2	6,059,329
100,900	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	98,905,207
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	7.750%, 10/01/46 (6)	10/23 at 105.00	BB	2,429,712
5,000	7.900%, 10/01/50 (6)	10/23 at 105.00	BB	5,053,200
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	6.500%, 10/01/38 – AGM Insured (6)	10/23 at 105.00	BB+	16,405,032
5,000	6.600%, 10/01/42 – AGM Insured (6)	10/23 at 105.00	BB+	4,990,650
2,520	6.750%, 10/01/46 – AGM Insured (6)	10/23 at 105.00	BB+	2,506,568
10,000	6.900%, 10/01/50 – AGM Insured (6)	10/23 at 105.00	BB+	9,926,900

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$17,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	$20,758,894
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	395,050
4,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	4,116,800
32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	34,609,732
23,605	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	26,985,236
15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (5)	9/29 at 100.00	AA-	18,106,351
299,635	Total Alabama			301,079,766
	Arizona – 2.7%
6,360	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	6,507,425
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,873,506
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,224,040
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	2,098,740
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	625,849
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,494,917
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,624,723
2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence ? East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A	7/24 at 101.00	N/R	2,097,260
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	734,622
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	4,018,707
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,726,167
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,406,029
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	623,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$5,440	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	$5,691,818
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,548,810
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,667,765
3,945	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	4,067,216
3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	3,625,609
3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	3,584,763
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project, Series 2020A-2:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,964,620
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	22,597,189
1,400	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%, 7/01/45, 144A	7/28 at 100.00	BB-	1,473,164
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	12,626,739
10,010	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (5)	2/30 at 100.00	A	10,671,361
22,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	22,068,166
10,130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)	7/27 at 100.00	N/R	7,800,100
2,000	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	2,058,040
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	729,264
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	716,989
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	822,158
1,056	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,092,411
2,056	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	1,735,490
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	3,487,803

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$7,700	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	$7,961,877
2,685	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A	10/27 at 103.00	N/R	2,802,012
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (5)	1/28 at 100.00	AA-	16,630,033
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (5)	7/30 at 100.00	AA-	10,747,200
420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	2/21 at 100.00	N/R	384,611
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
5,500	4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	6,235,900
11,710	5.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	14,359,270
11,655	5.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A	14,173,645
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (5)	7/27 at 100.00	A	14,219,793
5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41 (Pre-refunded 7/01/21), 144A	7/21 at 100.00	N/R (7)	5,554,975
3,130	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,389,696
640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	657,421
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba2	3,426,600
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba2	11,400,700
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	4,955,319
5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba2	5,444,500
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54, 144A	7/22 at 101.00	N/R	544,363
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	22,155,615
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	18,892,991
22,835	5.375%, 2/01/41	2/24 at 100.00	B+	23,476,663
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A3	5,211,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
$2,080	18.333%, 6/01/34, 144A (IF) (5)	6/22 at 100.00	N/R	$2,499,723
775	17.364%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	N/R	905,836
975	17.370%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	N/R	1,139,658
1,500	17.391%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	N/R	1,753,635
375	17.391%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	N/R	438,409
1,265	17.391%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	N/R	1,478,899
9,355	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,566,984
6,325	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,331,958
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40 (4)	2/21 at 100.00	N/R	3,255,220
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,102,530
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,978,992
1,650	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	1,728,177
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,709,624
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,486,552
5,120	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/55, 144A	7/26 at 103.00	N/R	5,272,832
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,656,902
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	5,970,579
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	7,168,427
13,805	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	15,100,323
1,465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	1,525,563
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,953,781
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,479,070
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	10,075,713

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	$2,804,704
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	12,768,978
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020:
1,475	5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	1,541,095
5,115	5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	5,293,104
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	2,063,880
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	718,099
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,095,549
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
120	7.000%, 1/01/22	No Opt. Call	B-	121,674
4,275	7.375%, 1/01/32	1/22 at 100.00	B-	4,292,015
6,695	7.500%, 1/01/42	1/22 at 100.00	B-	6,713,143
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	6,221,791
12,425	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	13,044,013
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	64,949
80	5.250%, 12/01/28	No Opt. Call	BBB+	103,230
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba3	39,742,205
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,123,815
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,266,432
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,313,019
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,848,645
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,288,456
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,474,887

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,230	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	2/21 at 100.00	N/R	$1,184,871
503,027	Total Arizona			547,377,266
	Arkansas – 0.6%
79,815	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Caa1	86,098,835
20,420	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Caa1	22,486,504
10,000	Fayetteville School District 1, Washington County, Arkansas, General Obligation Bonds, Refunding & School Construction Series 2020, 3.000%, 6/01/50 (UB) (5)	6/25 at 100.00	Aa2	10,487,200
110,235	Total Arkansas			119,072,539
	California – 17.9%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (5)	8/38 at 100.00	AA	8,694,300
10,000	0.000%, 8/01/47 (UB) (5)	8/40 at 100.00	AA	8,976,000
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	4,180,385
2,325	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (7)	1,889,574
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,464,473
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
300	5.250%, 3/01/36	3/26 at 100.00	Ba3	314,325
9,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	9,314,761
10,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	11,094,020
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 17.496%, 8/01/47, 144A (IF) (5)	8/23 at 100.00	Aa2	4,705,904
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
4,890	4.000%, 11/01/42 (UB) (5)	11/26 at 100.00	A+	5,493,133
3,750	4.000%, 11/01/46 (UB) (5)	11/26 at 100.00	A+	4,184,700
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	1,670,386
4,480	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	4,303,040
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,786,181

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
$13,000	4.000%, 4/01/47 (UB) (5)	4/27 at 100.00	A1	$14,775,020
1,000	4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	1,134,250
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (Pre-refunded 10/01/24) (UB) (5)	10/24 at 100.00	A1 (7)	22,735,107
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,939,027
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,068,960
2,045	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,093,426
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	8,183,511
4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,723,653
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	1/21 at 19.74	N/R	1,969,900
14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	1/21 at 12.72	N/R	1,867,047
27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	5,076,540
70,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	1/21 at 23.74	N/R	16,584,400
28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	1/21 at 23.00	N/R	6,570,564
8,325	California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Subpordinate Series 2020B-2, 0.000%, 6/01/55	12/30 at 36.29	N/R	2,060,854
34,360	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	36,399,610
10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,055,300
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (Pre-refunded 8/15/25) (UB)	8/25 at 100.00	A+ (7)	7,800,116

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
$11,530	4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	$13,076,634
22,820	5.000%, 11/15/46 (Pre-refunded 11/15/26) (UB) (5)	11/26 at 100.00	N/R (7)	29,046,665
33,090	5.000%, 11/15/46 (UB)	11/26 at 100.00	A+	39,526,336
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A+	31,075,166
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (5)	11/27 at 100.00	A+	28,238,037
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353, Formerly Tender Option Bond Trust 3267:
4,000	18.853%, 11/15/40, 144A (IF) (5)	11/21 at 100.00	AA-	4,710,480
2,500	19.843%, 11/15/40, 144A (IF) (5)	11/21 at 100.00	N/R	2,965,575
1,500	19.843%, 11/15/40, 144A (IF) (5)	11/21 at 100.00	N/R	1,779,345
6,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (5)	3/26 at 100.00	A	7,184,806
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (5)	2/27 at 100.00	A1	4,592,803
6,830	5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	8,163,353
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	17.283%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	734,730
1,250	17.317%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	1,518,600
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
10,000	4.000%, 11/01/38 (UB) (5)	11/27 at 100.00	AA-	11,826,200
140,100	4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	162,996,543
42,070	5.000%, 11/01/47 (UB) (5)	No Opt. Call	AA-	66,237,532
9,250	4.000%, 11/01/51 (UB) (5)	11/27 at 100.00	AA-	10,612,895
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
540	18.104%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	AA	793,298
1,250	18.131%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA	1,509,338
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
460	21.779%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	814,563
845	21.842%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,471,551
3,150	21.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,493,978
2,000	21.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,488,240
2,000	21.918%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,488,240

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (5)	10/26 at 100.00	AA-	$32,942,011
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	3,820,910
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,385	17.984%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA	3,080,633
2,000	17.989%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA	2,583,520
1,610	22.153%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,196,845
1,800	22.165%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	2,456,460
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (Pre-refunded 10/01/26) (UB) (5)	10/26 at 100.00	AAA (7)	10,581,492
6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (5)	11/23 at 100.00	Aa2	6,488,314
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	11,949,963
1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,290,896
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,573,110
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	705,504
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,736,875
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,683,920
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,274,695
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	542,545
6,275	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,699,253
3,735	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	3,890,189
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B:
1,515	5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	1,598,128
1,650	5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	1,732,599
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,089,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
$200	5.250%, 8/01/42	8/22 at 100.00	BB	$205,056
675	5.300%, 8/01/47	8/22 at 100.00	BB	692,057
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,148,978
1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB-	1,787,318
880	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	966,099
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635	6.750%, 10/01/28	2/21 at 100.00	N/R	636,486
1,000	7.000%, 10/01/39	2/21 at 100.00	N/R	1,002,050
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,372,324
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,337,300
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R (7)	9,024,540
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,123,690
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,345,775
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A (4)	1/22 at 100.00	N/R	579,012
530	6.875%, 1/01/42, 144A (4)	1/22 at 100.00	N/R	536,922
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35 (4)	1/25 at 100.00	N/R	1,254,396
9,350	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 – AGM Insured (AMT) (UB) (5)	6/28 at 100.00	BBB-	10,377,565
7,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	7,159,810
3,690	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,015,052
5,600	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (4)	No Opt. Call	N/R	1,680,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (4)	12/23 at 102.00	N/R	1,655,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$5,500	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	$5,852,220
940	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	993,129
7,910	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	8,221,338
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39, 144A	6/23 at 100.00	N/R	897,214
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,027,030
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,327,041
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,395,442
365	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	366,894
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (5)	2/28 at 100.00	Aa3	11,561,900
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	1,428,000
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,771,123
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,552,529
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,954,021
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,091,256
6,930	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	7,504,150
730	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B, 6.000%, 6/01/31, 144A	6/28 at 102.00	N/R	704,560
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	1,923,349
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,019,689
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	6,664,312
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,695,035
1,000	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	1,070,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
$2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	$2,713,845
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,126,808
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	1,042,620
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,399,488
4,825	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,382,915
1,680	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,845,463
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,229,875
1,460	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A, 5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,607,445
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	674,983
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	579,007
10,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	10,036,400
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,328,332
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,643,268
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	2,214,055
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	5,492,654
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,424,007
690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	771,489
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,472,282
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,604,060
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 18.082%, 9/01/32, 144A (IF) (5)	9/23 at 100.00	AA	15,700,911
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.187%, 4/01/43, 144A (IF) (5)	4/23 at 100.00	Aa2	21,836,049

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (5)	8/25 at 100.00	AA-	$3,441,732
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	12,215,400
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	18.087%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	Aa2	3,718,500
750	14.126%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	Aa2	1,074,375
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
9,515	5.250%, 12/01/44	12/24 at 100.00	BB-	10,487,718
80,755	5.500%, 12/01/54	12/24 at 100.00	BB-	89,321,490
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
13,625	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	15,281,664
8,915	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	9,921,058
79,455	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	89,432,959
1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	BB+	1,029,030
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 21.515%, 11/15/49, 144A (IF) (5)	11/24 at 100.00	AA	832,911
12,750	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50 (UB) (5)	4/30 at 100.00	A	13,521,375
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	A-	28,173,500
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (UB) (5)	8/26 at 100.00	A+	3,360,630
5,440	5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	6,326,883
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (5)	12/27 at 100.00	A+	7,768,150
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
3,610	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	3,952,625
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	8,780,321
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	BBB+	15,704,629
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	A- (7)	1,093,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	$1,136,201
3,000	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 6.250%, 7/01/45, 144A (4)	7/25 at 100.00	CC	2,550,000
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,530,917
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,545,303
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,060,702
3,820	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	3,792,687
2,125	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,246,890
4,875	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	4,989,367
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,321,600
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,383,493
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
790	5.750%, 7/01/24 (4)	2/21 at 100.00	N/R	750,601
3,809	5.750%, 7/01/30 (4)	2/21 at 100.00	N/R	3,618,146
5,607	5.750%, 7/01/35 (4)	2/21 at 100.00	N/R	5,326,961
4,857	5.500%, 7/01/39 (4)	2/21 at 100.00	N/R	4,613,624
975	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	2/21 at 100.00	N/R	926,274
1,085	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 – NPFG Insured	No Opt. Call	Baa2	779,833
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	14,872,469
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	2/21 at 100.00	N/R	1,003,000
155	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	2/21 at 100.00	N/R	155,246
3,585	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding Series 2016, 4.500%, 9/01/32, 144A	9/24 at 100.00	N/R	3,699,397
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	2/21 at 100.00	N/R	5,762,707
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 18.143%, 6/01/21, 144A (IF) (5)	No Opt. Call	AA+	3,747,400

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	$544,890
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	20,360,164
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	2,316,760
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA	6,683,281
10,535	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	12,002,842
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA-	3,340,200
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA-	4,445,431
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA-	4,327,885
5,875	0.000%, 4/01/38 – SYNCORA GTY Insured (UB) (5)	No Opt. Call	AA-	4,145,811
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	3/21 at 100.00	N/R	3,494,012
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (5)	5/27 at 100.00	A2	8,355,315
5,500	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44 – AGM Insured (UB) (5)	8/28 at 100.00	Aa3	5,592,785
6,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.625%, 1/15/32 – AGM Insured (6)	1/31 at 100.00	BBB	7,266,420
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	5,574,900
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,636,525
6,900	4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	7,912,782
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (Pre-refunded 8/01/24) (UB) (5)	8/24 at 100.00	Aa3 (7)	18,885,335
8,970	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43 (UB) (5)	8/26 at 100.00	Aa3	9,476,895
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/27 at 100.00	AA	6,088,615
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,650	0.000%, 8/01/42	2/30 at 68.75	AA-	1,474,990
1,875	0.000%, 8/01/43	2/30 at 66.54	AA-	1,006,181
1,765	0.000%, 8/01/44	2/30 at 64.38	AA-	913,352
1,500	0.000%, 2/01/45	2/30 at 63.32	AA-	761,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$12,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	$13,956,120
95,195	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	99,268,394
43,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	44,987,718
3,685	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	3,822,893
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
690	17.417%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	Aa1	1,139,363
2,485	17.431%, 6/01/40, 144A (IF) (5)	6/25 at 100.00	Aa1	4,104,748
1,196,310	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/21 at 21.59	CCC-	263,499,241
1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,642,097
1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.380%, 7/15/40, 144A (IF) (5)	7/21 at 100.00	N/R	2,113,781
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA	8,193,150
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA+	21,401,366
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (5)	8/26 at 100.00	AA	14,367,366
44,380	4.000%, 8/01/42 – AGM Insured (UB) (5)	8/26 at 100.00	AA	50,386,389
2,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%, 5/15/39 (UB) (5)	5/29 at 100.00	A	2,981,636
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	2/21 at 100.00	A	160,606
279,500	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.000%, 6/01/47	1/21 at 17.37	CCC	48,440,145
11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (5)	8/27 at 100.00	Aa3	13,414,329
4,125	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,290,990
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36 (Pre-refunded 5/15/22)	5/22 at 101.00	BBB- (7)	1,182,544
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,245,537

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
$1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	$1,654,890
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,102,150
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	2,099,452
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,323,334
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,614,127
860	5.400%, 9/01/38	9/26 at 103.00	N/R	928,293
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,349,564
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,104,976
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	4,132,209
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,471,153
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	5,223,017
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,940,535
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,798,836
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,776,407
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	20,949,557
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,683,829
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (5)	8/26 at 100.00	Aa2	7,338,276
10,450	4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa2	12,000,048
13,045	4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa2	14,947,483
14,760	4.000%, 8/01/42 (UB) (5)	8/26 at 100.00	Aa2	16,876,584
32,355	4.000%, 8/01/45 (UB) (5)	8/26 at 100.00	Aa2	36,793,459
1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	1,999,780
5,795	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,210,733
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (5)	5/29 at 100.00	A+	17,136,251
11,910	5.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	14,675,621
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (5)	5/26 at 100.00	A+	7,350,210
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 3.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	5,244,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	AA-	$5,735,050
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345 As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150	17.586%, 7/01/38, 144A (IF) (5)	7/22 at 100.00	AA-	1,463,939
1,715	17.617%, 7/01/43, 144A (IF) (5)	1/24 at 100.00	N/R	2,563,513
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	18,340,236
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403 As of 6/4/2015 Converted to Trust 2015-XF2053, 21.873%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	AA+	4,221,037
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa2	9,228,960
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	Aa2	21,916,400
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,035,530
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	9,228,960
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	28,920,842
7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	AA	8,996,037
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	6,595,260
1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,197,346
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	3/21 at 100.00	N/R	1,015,808
1,325	5.000%, 9/01/37	3/21 at 100.00	N/R	1,331,387
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	17,823,450
2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,446,845
3,955	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005, 5.450%, 9/01/28	3/21 at 100.00	N/R	2,570,750
3,565	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 17.146%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	Aa3	4,403,524
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	2,079,663
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 5.550%, 8/01/43 (6)	8/38 at 100.00	AA	859,420

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	3/21 at 100.00	N/R	$2,497,947
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	3/21 at 100.00	N/R	1,705,508
3,780	5.450%, 9/01/32	3/21 at 100.00	N/R	3,791,302
4,480	5.500%, 9/01/36	3/21 at 100.00	N/R	4,490,125
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	1,032,241
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	998,216
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	10,278,754
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (5)	8/27 at 100.00	AA	9,241,840
16,265	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,884,506
2,780	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	3,065,756
2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,263,075
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	AA	14,316,087
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,675,652
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020D:
8,510	2.375%, 8/01/45 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	8,579,186
10,000	2.500%, 8/01/48 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	10,137,600
5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	2,466,350
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	2/21 at 100.00	N/R	4,416,805
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,253,636
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.329%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	AA-	2,194,688
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interestate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (5)	10/27 at 100.00	AA	3,407,568
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (5)	10/27 at 100.00	AA	7,106,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
$7,100	0.000%, 12/01/41	No Opt. Call	BBB+	$4,262,627
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	4,101,307
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	3,949,762
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	3,022,432
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	398,310
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	464,409
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	18.369%, 12/01/30, 144A (IF) (5)	No Opt. Call	AA-	5,945,975
1,790	18.443%, 12/01/30, 144A (IF) (5)	No Opt. Call	AA-	4,252,145
3,000	18.682%, 12/01/30, 144A (IF) (5)	No Opt. Call	AA-	7,135,170
6,580	18.472%, 12/01/33, 144A (IF) (5)	No Opt. Call	AA-	17,584,853
5,370	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/21 at 100.00	N/R	5,404,153
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (5)	No Opt. Call	AA	3,861,252
2,170	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,315,303
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,243,280
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	17,648,644
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,654,400
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	Aa2	23,094,800
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
10,000	0.000%, 7/01/40 (UB) (5)	No Opt. Call	AA-	11,807,600
29,410	0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	34,475,872
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (5)	5/28 at 100.00	A	167,277,373
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (5)	5/29 at 100.00	A	12,581,100
68,500	5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A	84,879,720
29,150	4.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	33,113,525
68,650	5.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	84,349,568

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$54,760	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A	$62,120,292
6,505	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA+	6,932,118
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	2,148,905
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	5,415,220
17,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	5,672,541
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/21 at 57.40	N/R	788,136
3,020	0.000%, 8/01/34	2/21 at 45.14	N/R	1,361,054
20,035	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (UB) (5)	9/41 at 100.00	AA+	19,616,870
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (5)	8/27 at 100.00	AA	15,238,153
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured (5)	No Opt. Call	A2	4,248,542
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,520,400
7,245	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	2/21 at 100.00	N/R	7,255,433
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,520,563
3,390	6.000%, 9/01/43	9/23 at 100.00	N/R	3,712,321
7,860	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	8,504,520
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	2/21 at 42.72	N/R	9,363,640
7,500	0.000%, 6/01/47	2/21 at 22.76	N/R	1,700,850
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	1/21 at 11.14	N/R	10,545,552
11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	13,191,645
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA-	17,955,483

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (5)	2/26 at 100.00	BBB+	$5,110,041
5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA-	5,590,950
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,261,000
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
3,685	5.500%, 9/01/27, 144A	No Opt. Call	N/R	3,977,994
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	4,041,991
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,438,248
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	14,435,461
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 18.895%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	N/R	9,991,945
42,780	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005B, 0.000%, 6/01/45	1/21 at 24.25	CCC-	10,351,477
10,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	1/21 at 100.00	B-	10,229,459
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	1/21 at 20.99	CCC-	20,016,272
	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	795,515
3,460	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	3,627,360
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (5)	8/26 at 100.00	A1	11,976,692
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (5)	9/27 at 100.00	AA+	11,767,443
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (5)	5/26 at 100.00	AA-	11,649,594
11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	12,772,430
1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194 Formerly Tender Option Bond Trust 3353, 17.642%, 5/15/37, 144A (IF) (5)	5/22 at 100.00	AA-	1,968,285
2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 17.685%, 5/15/36, 144A (IF) (5)	5/23 at 100.00	AA	3,540,800
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 17.900%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	N/R	3,673,609
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	628,290

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,575	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	$3,876,551
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	16,665,787
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (7)	4,066,352
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
7,700	0.000%, 8/01/48 – BAM Insured (UB)	8/39 at 100.00	AA	6,867,168
645	5.550%, 8/01/48 – BAM Insured (6)	8/39 at 100.00	AA	575,237
21,380	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 – BAM Insured (UB) (5)	8/39 at 100.00	AA	18,837,918
25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	26,524,195
4,757,568	Total California			3,583,270,089
	Colorado – 9.0%
	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,247,840
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	4,995,773
9,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	10,279,013
4,245	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2011, 9.000%, 12/01/30	2/21 at 100.00	N/R	4,251,386
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	521,725
1,507	5.125%, 12/01/47	12/22 at 103.00	N/R	1,558,675
464	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	482,416
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,391,066
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,826,994
2,045	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,168,620
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,159,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	$549,434
1,065	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,113,873
2,290	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	2,366,440
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
2,250	5.000%, 12/01/39	9/24 at 103.00	N/R	2,380,230
5,920	5.000%, 12/01/48	9/24 at 103.00	N/R	6,185,216
4,279	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	4,479,300
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,496,448
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,354,116
2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,655,800
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,624	5.500%, 12/01/36	12/21 at 103.00	N/R	2,735,468
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,630,499
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,558,935
3,210	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 6.750%, 12/01/49, 144A	6/25 at 99.64	N/R	2,484,957
2,880	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	3,004,963
297	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020B-3, 8.000%, 12/15/50	12/25 at 103.00	N/R	305,610
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,453,304
865	Belleview Village Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020, 4.950%, 12/01/50	12/25 at 103.00	N/R	899,375
6,160	Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49	6/25 at 103.00	N/R	6,646,948
1,690	Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.250%, 12/01/49, 144A	6/25 at 103.00	N/R	1,786,448
2,312	Berkley Shores Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	2,402,792
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,077,045

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	$676,123
334	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	347,631
1,820	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,894,238
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	520,380
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,272,613
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	834,977
1,965	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,038,059
1,405	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%, 12/15/49	12/24 at 103.00	N/R	1,458,264
675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	702,790
1,835	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,872,140
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,636,881
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	270,002
1,600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49, 144A	12/25 at 103.00	N/R	1,690,800
3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,721,270
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 7.500%, 12/01/48	6/24 at 85.96	N/R	4,808,665
	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A:
1,835	5.000%, 12/01/39	6/24 at 103.00	N/R	1,961,321
4,250	5.000%, 12/01/49	6/24 at 103.00	N/R	4,510,142
18,415	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 0.000%, 12/01/49	6/24 at 79.97	N/R	11,666,271
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,306,785

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018A:
$1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	$1,251,953
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,366,483
1,226	Buffalo Highlands Metropolitan District In the City of Commerce City, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,256,478
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,440,265
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,312,669
8,270	6.125%, 12/01/47	12/22 at 103.00	N/R	8,724,685
8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,813,645
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,613,306
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,130,846
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,238,454
3,865	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	2/21 at 100.00	N/R	3,866,237
4,495	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,755,890
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
3,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,177,090
4,750	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	4,993,485
21,270	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	22,228,426
3,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	3,178,560
4,394	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,591,774
1,911	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,965,158
1,375	Cherry Hills City Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/47	12/25 at 103.00	N/R	1,425,806
1,337	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,400,467

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	$1,481,784
1,035	City Center West Residential Metropolitan District 2, Greeley, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,082,258
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	799,593
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,937,171
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,368,244
8,170	6.500%, 12/01/47	12/22 at 103.00	N/R	8,569,840
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,525,218
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,275,128
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,959,297
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,429,515
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	2/21 at 100.00	BB+	1,754,375
5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,739,919
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	994,391
4,855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	5,138,726
4,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,597,998
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,143,787
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,320,132
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,852,253
795	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB	803,125
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
500	5.000%, 12/15/35	12/25 at 100.00	BBB-	558,310
2,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	2,739,850

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
$2,000	5.000%, 9/01/36	9/21 at 100.00	Baa3	$2,028,700
3,780	5.000%, 9/01/46	9/21 at 100.00	Baa3	3,824,604
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	Baa3	960,711
765	5.125%, 11/01/49	11/24 at 100.00	Baa3	826,644
1,475	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/50, 144A	12/30 at 100.00	N/R	1,559,960
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA	54,165,034
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	12,882,240
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,155,507
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
2,500	18.263%, 2/01/41, 144A (IF) (5)	2/21 at 100.00	AA-	2,534,775
3,450	18.263%, 2/01/41, 144A (IF) (5)	2/21 at 100.00	AA-	3,497,990
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025:
1,790	18.924%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	AA-	2,498,822
3,940	18.932%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	AA-	5,500,870
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195 Formerly Tender Option Bond Trust 3364, 19.032%, 10/01/37, 144A (IF) (5)	11/23 at 100.00	A+	4,741,380
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (5)	6/26 at 100.00	A+	5,861,200
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	819,149
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196 Formerly Tender Option Bond Trust 3367, 24.351%, 1/01/35, 144A (IF) (5)	1/24 at 100.00	AA-	3,285,200
4,785	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366 As of 6/4/2015 Converted to Trust 2015-XF2048, 21.874%, 1/01/44, 144A (IF) (5)	1/24 at 100.00	AA-	7,165,537
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,342,328
4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	4,558,210
134	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/21 (4), (8)	No Opt. Call	N/R	1

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
$627	0.000%, 4/01/22 (AMT) (4), (8)	No Opt. Call	N/R	$8,655
2,555	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	35,255
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,136,844
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	776,190
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,498,439
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,581,570
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 6.250%, 12/01/48	6/24 at 99.88	N/R	12,694,064
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,115,121
30,925	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 6.000%, 12/01/47	6/24 at 94.26	N/R	24,819,786
13,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	13,486,590
3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,320,961
3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	4,041,763
1,156	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,208,251
3,240	Colorado Tech Center Metropolitan District, Louisville, Colorado, General Obligaiton Bonds, Series 2018, 6.000%, 12/01/47 (6)	No Opt. Call	N/R	3,100,388
1,495	Commons at East Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,552,259
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,623,676
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,842,160
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
8,410	5.400%, 12/01/27 (4)	2/21 at 100.00	N/R	6,728,000
10,965	5.450%, 12/01/34 (4)	2/21 at 100.00	N/R	8,772,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,765	Constitution Heights Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%, 12/01/49	6/25 at 103.00	N/R	$1,887,085
	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019:
1,235	4.000%, 12/01/29	12/24 at 103.00	N/R	1,196,122
2,950	5.000%, 12/01/39	12/24 at 103.00	N/R	2,924,925
1,750	5.000%, 12/01/43	12/24 at 103.00	N/R	1,710,240
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	880,673
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,334,246
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	529,559
	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
1,685	5.000%, 12/01/39	3/25 at 103.00	N/R	1,799,176
3,030	5.000%, 12/01/49	3/25 at 103.00	N/R	3,189,772
3,945	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%, 12/15/49	3/25 at 103.00	N/R	4,127,377
2,000	Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,103,400
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,000,859
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,795,178
3,937	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,098,889
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 2.400%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950
670	Cottonwood Highlands Metropolitan District No 1, In the town of Parker, Colorado, Limited Tax, Convertible to Unlimited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	702,642
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
4,060	5.625%, 12/01/38	12/23 at 103.00	N/R	4,372,214
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	10,366,002
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,720,286
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,503,464
2,506	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,591,104

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	$693,195
4,704	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,930,451
7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,881,603
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	777,240
1,010	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,046,360
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (5)	12/28 at 100.00	A	3,884,700
53,210	4.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	59,044,476
15,500	5.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	18,565,125
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.189%, 11/15/43, 144A (IF) (5)	11/23 at 100.00	Aa3	3,459,525
2,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	2,623,700
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,585,267
1,262	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,315,395
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
2,718	5.500%, 12/01/38	12/23 at 103.00	N/R	2,892,034
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,075,312
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,963,369
1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,933,578
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,164,628
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	890,141
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (5)	6/26 at 100.00	Aa2	15,152,486

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,000	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019, 5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	$2,105,000
3,465	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	3,605,332
1,678	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,752,117
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	734,497
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	A	8,390,720
1,500	0.000%, 9/01/41	No Opt. Call	A	936,495
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	60,688
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	422,915
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	399,625
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	23,035,108
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	13,353,979
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	12,826,307
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	9,833,101
20	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	18,253
4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	4,218,881
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	606,928
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	604,302
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,395,425
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	655,675
2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	2,531,912
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49, 144A	12/23 at 103.00	N/R	419,277
520	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49	9/24 at 103.00	N/R	558,563

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,045	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	$1,086,978
611	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Subordinate Series 2020B, 7.000%, 12/15/49	3/25 at 103.00	N/R	624,344
2,024	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,092,189
797	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B-1, 5.125%, 12/15/49	12/24 at 103.00	N/R	835,232
2,000	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,087,420
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
11,995	5.750%, 12/01/30	12/24 at 100.00	N/R	12,654,725
36,930	6.000%, 12/01/38	12/24 at 100.00	N/R	38,489,185
683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	748,411
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
2,340	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,460,908
2,740	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,883,357
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	6/24 at 103.00	N/R	727,125
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	869,512
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,030,107
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,640,140
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,787,683
1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,384,231
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,792,060
2,500	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	2,517,450
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	801,606
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,109,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,995	Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	$5,303,191
2,237	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,400,055
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	806,185
5,255	Green Valley Ranch East Metropolitan District No 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	5,609,397
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	2,867,747
750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	781,313
	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Convertible to Unlimited Tax Series 2019A:
690	5.000%, 12/01/39	12/24 at 103.00	N/R	728,081
1,125	5.000%, 12/01/49	12/24 at 103.00	N/R	1,168,830
1,327	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Subordinate Series 2019B, 8.750%, 12/15/49	12/24 at 103.00	N/R	1,368,747
4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,776,803
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	852,144
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	17,195,470
4,684	Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49	3/25 at 103.00	N/R	4,928,645
20,140	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (6)	3/25 at 93.28	N/R	15,058,074
13,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	14,405,850
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,552,901
1,395	Highlands-Mead Metropolitan District, Mead, Weld County Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.125%, 12/01/50	9/25 at 103.00	N/R	1,452,795
1,580	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,665,162
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	353,260
4,785	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,970,036

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,345	Home Place Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	$2,504,038
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,150,363
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	219,359
1,123	Iliff Commons Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%, 12/15/49	3/25 at 103.00	N/R	1,187,651
773	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	800,673
8,950	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	9,589,209
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	7,143,110
2,487	Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Fourth Tier Series 2017D, 7.500%, 12/15/51	2/21 at 100.00	N/R	2,386,724
2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,360,585
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,665,915
	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	5.000%, 12/01/39	12/24 at 103.00	N/R	515,275
1,300	5.000%, 12/01/49	12/24 at 103.00	N/R	1,324,557
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,660,616
534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	566,633
16,120	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	16,897,951
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,182	5.125%, 12/01/31	12/21 at 103.00	N/R	5,388,347
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,683,815
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,836,887
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,622,678
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,040,230
2,500	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 0.000%, 12/01/50	12/25 at 103.00	N/R	1,989,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,900	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	$1,959,679
3,850	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/52	12/25 at 103.00	N/R	3,960,841
3,110	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	2/21 at 100.00	N/R	3,110,653
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,834,677
439	7.500%, 8/01/48	12/23 at 103.00	N/R	461,126
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
700	5.125%, 12/01/37	12/23 at 103.00	N/R	737,905
6,500	5.250%, 12/01/47	12/23 at 103.00	N/R	6,808,750
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,415,327
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	4,936,391
	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875	5.000%, 12/01/39	9/24 at 103.00	N/R	931,464
5,170	5.000%, 12/01/49	9/24 at 103.00	N/R	5,428,758
1,368	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	1,436,291
7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	7,537,414
1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	2/21 at 100.00	N/R	1,246,320
1,548	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	2/21 at 100.00	N/R	1,520,477
3,207	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,352,566
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	722,362
5,090	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,283,369
2,204	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,288,391
2,148	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	2/21 at 103.00	N/R	2,213,987

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	$1,360,422
1,180	Lochbuie Station Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	9/25 at 103.00	N/R	1,243,956
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,362,288
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	205,386
2,787	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,987,079
674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	738,043
1,190	Mayfield Metropolitan District, Thornton, Colorado, General Oblgation Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,282,618
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,567,573
	Meadowlark Metropolitan District, Parker Town, Douglas County, Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited Tax Series 2020A:
525	4.875%, 12/01/40	9/25 at 103.00	N/R	545,354
750	5.125%, 12/01/50	9/25 at 103.00	N/R	781,073
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,467,372
3,170	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,301,301
1,473	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49	3/25 at 103.00	N/R	1,513,493
1,529	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,580,558
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,586,685
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,529,225
2,275	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,390,024
985	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,025,799
937	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.625%, 12/15/49	3/25 at 103.00	N/R	968,202
2,620	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21), 144A	12/21 at 103.00	N/R (7)	2,803,872

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46 (Pre-refunded 12/15/21), 144A	12/21 at 103.00	N/R (7)	$582,155
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	2/21 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	2/21 at 100.00	N/R	10,910,000
1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,858,965
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,700,398
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	3,024,064
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
1,500	5.125%, 12/01/28	12/23 at 103.00	N/R	1,608,735
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,838,105
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	9,057,005
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	1,675,860
7,039	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	7,309,227
698	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	724,489
	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,637,219
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,134,936
2,836	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Special Revenue & Improvement Subordinate Lien Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,980,608
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,049,180
9,710	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	10,174,041
2,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,042,620
865	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/50	12/25 at 103.00	N/R	882,620
3,500	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,682,315
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	644,300

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	$950,182
940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	974,771
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
10,575	5.000%, 12/01/39	12/24 at 103.00	N/R	11,397,735
31,090	5.000%, 12/01/49	12/24 at 103.00	N/R	33,224,639
3,026	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,127,674
3,712	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	3,850,420
1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,848,880
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	843,960
	Palisade Park North Metropolitan District No 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	2,157,087
530	8.000%, 12/15/46	12/21 at 103.00	N/R	548,693
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,450,704
1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	1,091,964
	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A:
1,310	5.000%, 12/01/40	9/25 at 103.00	N/R	1,371,819
3,335	5.250%, 12/01/50	9/25 at 103.00	N/R	3,487,209
1,487	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,568,473
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	3,996,274
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	4,496,928
1,000	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,044,250
1,200	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,259,820
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,521,137
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,351,771

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	$3,201,116
1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	1,490,469
2,100	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,203,278
725	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44	12/25 at 103.00	N/R	754,522
12,990	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	13,628,848
3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,229,425
10,265	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	2/21 at 103.00	N/R	10,587,526
6,750	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	7,033,162
16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	17,491,614
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,985,181
3,475	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,616,745
515	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/49	3/25 at 103.00	N/R	536,579
900	Reata Ridge Village Metropolitan District 2, Parker, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	947,142
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,218,452
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	10,940,444
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
575	4.750%, 12/01/35	12/24 at 100.00	N/R	596,499
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,302,352
3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	3,404,925
10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (5)	6/23 at 100.00	A1	10,931,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
$2,660	17.726%, 6/01/39, 144A (IF) (5)	6/23 at 100.00	Aa2	$3,661,836
2,745	17.718%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	Aa2	3,739,925
3,190	17.719%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	Aa2	4,346,311
3,750	17.726%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	Aa2	5,109,825
2,295	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,312,786
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,191,402
5,536	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	5,821,436
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,398,392
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,508,296
430	Richards Farm Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49	12/24 at 103.00	N/R	452,326
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,783,038
1,054	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	2/21 at 100.00	N/R	1,055,075
2,935	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	3,056,098
628	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	654,370
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,120,705
2,335	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,455,976
509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	534,481
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	583,028
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,052,670
635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	669,912

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
$1,280	5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	$1,351,014
3,125	5.125%, 12/01/50, 144A	9/25 at 103.00	N/R	3,297,906
2,900	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,103,986
804	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%, 12/15/49	3/25 at 103.00	N/R	844,899
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,276,021
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,780,042
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,558,350
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	1,995,570
2,000	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	2,143,500
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,933,368
7,500	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	7,948,875
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	2,045,297
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,064,270
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,322,087
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	841,298
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,259,211
6,170	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,458,509
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,152,360
1,355	Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,427,316

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
$1,910	5.000%, 12/01/40	9/25 at 103.00	N/R	$2,007,143
2,270	5.125%, 12/01/50	9/25 at 103.00	N/R	2,369,857
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,587,510
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,625,525
1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,150,482
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
250	4.000%, 12/01/29	12/24 at 103.00	N/R	259,595
2,520	5.000%, 12/01/49	12/24 at 103.00	N/R	2,633,425
3,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	12/24 at 103.00	N/R	3,081,090
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,789,534
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,363,960
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,689,180
5,000	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	5,157,050
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 8.000%, 12/01/45	12/22 at 102.00	N/R	6,822,150
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,413,525
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	628,457
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)	2/21 at 100.00	N/R	1,200,000
2,664	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,768,802
6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,558,442
1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,414,699
1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (7)	2,188,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,389	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	$1,443,379
	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A:
1,755	5.250%, 12/01/39	12/25 at 103.00	N/R	1,884,905
5,540	5.250%, 12/01/51	12/25 at 103.00	N/R	5,864,810
1,075	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	1,090,760
1,000	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	1,003,430
1,730	Timberleaf Metropolitan District, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,854,525
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,587,165
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	3,003,615
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	1,006,501
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,020	5.000%, 12/01/39	9/24 at 103.00	N/R	1,075,988
3,380	5.000%, 12/01/49	9/24 at 103.00	N/R	3,517,465
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,187,590
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,699,984
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)	2/21 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,009,528
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
5,870	5.375%, 12/01/39	12/23 at 103.00	N/R	6,251,785
36,055	5.500%, 12/01/48	12/23 at 103.00	N/R	38,312,404
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/50	12/23 at 81.31	N/R	3,436,200
8,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	8,188,320
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,481,074

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	$801,069
3,825	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	4,023,976
586	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.125%, 12/15/50	9/25 at 103.00	N/R	612,716
1,675	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,745,082
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	255,501
1,750	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49	12/25 at 103.00	N/R	1,862,630
1,020	Villages of Johnstown Metropolitan District No 3, Town of Johnstown, Colorado, Limited Tax General Obligation Bonds, Series 2020A and Subordinate Limited Tax General Obligation Bonds, Series 2020B, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,041,318
1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,833,493
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	721,788
4,145	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	4,311,588
600	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	629,478
1,675	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,741,313
2,196	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,282,874
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,375,361
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	1,618,665
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	982,081
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	2,055,960
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	328,171

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
$1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	$1,050,360
2,544	5.000%, 12/01/47	12/22 at 103.00	N/R	2,647,007
1,948	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,033,283
2,780	White Buffalo Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series 2020, 5.500%, 12/01/50	6/25 at 103.00	N/R	2,953,305
595	Wild Plum Metropolitan District, Columbine Valley, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	635,746
6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	6,886,815
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,801,670
1,460	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,534,051
756	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	9/24 at 103.00	N/R	788,841
3,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	3,850,923
650	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	672,308
3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,629,700
1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,745,657
	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
3,300	5.000%, 12/01/39	9/24 at 103.00	N/R	3,472,392
9,315	5.000%, 12/01/49	9/24 at 103.00	N/R	9,666,362
1,500	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,549,815
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,331,032
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	306,144

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	$1,347,974
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	521,520
1,818,083	Total Colorado			1,807,767,770
	Connecticut – 0.2%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	2/21 at 100.00	Caa3	6,591,750
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA-	6,315,786
3,380	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	A	3,710,801
3,500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	3,565,590
174,568	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	11,346,947
4,457	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B	4,608,848
198,290	Total Connecticut			36,139,722
	Delaware – 0.1%
1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB	1,167,232
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,525,651
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	8,432,475
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BB-	1,097,283
1,450	5.000%, 7/01/48	1/28 at 100.00	BB-	1,435,021
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,429,586
1,340	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	7/21 at 100.00	N/R	1,362,834
23,512	Total Delaware			25,450,082
	District of Columbia – 0.7%
2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB-	2,555,019
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	2/21 at 20.98	N/R	65,927,407

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
$5,000	5.000%, 7/15/40 (UB) (5)	1/26 at 100.00	A1	$5,832,450
10,000	5.000%, 7/15/44 (UB) (5)	1/26 at 100.00	A1	11,583,400
	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A:
6,410	6.500%, 2/17/21 (Pre-refunded 4/01/21)	4/21 at 100.00		6,505,124
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00		91,357
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB)	4/21 at 100.00	N/R	35,528
2,465	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB)	4/21 at 100.00	Ba2	2,501,581
	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
3,025	22.963%, 10/01/37, 144A (IF) (5)	4/21 at 100.00	A1	3,204,352
2,500	22.991%, 10/01/37, 144A (IF) (5)	4/21 at 100.00	A1	2,648,400
1,750	22.991%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	A1	1,853,880
625	22.991%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	A1	662,100
1,250	22.991%, 10/01/41 (Mandatory Put 1/05/21), 144A (IF) (5)	4/21 at 100.00	A1	1,324,200
1,250	22.991%, 10/01/41, 144A (IF) (5)	4/21 at 100.00	A1	1,324,200
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	605,108
800	5.000%, 7/01/37	7/24 at 103.00	N/R	823,200
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,125,606
20,000	District of Columbia, Revenue Bonds, Saint Paul on Fourth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	19,501,600
565	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Taxable Series 2019B, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	562,085
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (5)	10/28 at 100.00	A+	6,085,700
382,065	Total District of Columbia			136,752,297
	Florida – 13.9%
1,495	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,877,182
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,740,875
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,736,400
	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,430,447
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,723,368
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,512,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,980	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	2/21 at 100.00	N/R	$2,017,085
2,700	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	2/21 at 100.00	N/R	2,725,515
1,705	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A, 5.375%, 11/01/48	11/28 at 100.00	N/R	1,915,397
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,839,799
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,772,947
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,749,712
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	459,463
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,097,980
745	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	877,103
2,000	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,403,920
1,000	Avalon Park West Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2020 Project Area, Refunding Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,037,830
3,235	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,648,983
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,205	5.300%, 5/01/39	5/29 at 100.00	N/R	1,359,710
2,070	5.375%, 5/01/49	5/29 at 100.00	N/R	2,328,067
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
910	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	957,811
1,655	4.450%, 5/01/52, 144A	5/30 at 100.00	N/R	1,742,698
22,230	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	23,351,281
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,869,361
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	647,725
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	1,046,592

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
$3,340	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$3,794,541
5,470	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	6,174,755
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,644,690
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	545,323
820	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	925,649
2,590	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,792,952
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,857,609
1,990	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,144,285
4,405	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,920,605
2,000	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	2,016,100
925	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	994,051
3,355	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,466,185
4,145	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,282,365
3,030	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	3,123,536
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,649,066
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,096,862
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,290,205
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	85,206
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,868,051
120	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	2/21 at 100.00	N/R	120,194
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
1,780	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,011,881
2,060	5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,333,032

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,450	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	$2,785,454
3,840	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,205,453
2,985	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,805,756
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,268,850
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
725	5.375%, 11/01/36	11/27 at 100.00	N/R	809,303
1,050	5.500%, 11/01/46	11/27 at 100.00	N/R	1,168,346
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,378,400
30,155	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	31,250,833
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,928,745
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,214,280
2,250	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	2/21 at 100.00	N/R	2,251,463
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (5)	10/29 at 100.00	A	8,465,550
25,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/49 (AMT) (UB) (5)	9/29 at 100.00	A	27,515,250
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,320	5.125%, 11/01/38	11/27 at 100.00	N/R	1,435,751
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	2,076,151
6,830	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	7,264,866
2,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	2,080,300
12,840	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	13,677,296
370	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25, 144A	No Opt. Call	N/R	371,695
3,625	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin Academies Inc, Series 2020A, 5.750%, 7/01/55	7/26 at 104.00	N/R	3,890,713

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A:
$750	5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	$832,643
10,455	5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	11,506,250
1,000	5.375%, 7/01/54, 144A	1/29 at 100.00	N/R	1,105,470
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	1,094,490
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,124,448
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	CCC	1,625,900
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	776,946
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,288,202
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	4,206,736
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	3,912,046
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	5,351,598
56,630	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (8)	6/28 at 100.00	N/R	21,519,400
10,470	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	11,444,862
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,079,930
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,794,063
5,750	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	3,162,960
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,168,120
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	956,388
1,345	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/54, 144A	10/27 at 100.00	Ba2	1,435,599
2,750	Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	2,809,593
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,633,601
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,303,171
11,680	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	9,176,976

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
$780	5.625%, 11/01/36	11/26 at 100.00	N/R	$852,891
1,860	5.750%, 11/01/47	11/26 at 100.00	N/R	2,042,299
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	673,456
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,329,502
2,470	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	2/21 at 100.00	N/R	2,472,322
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
3,775	5.000%, 5/01/34	5/24 at 100.00	N/R	3,975,943
9,325	5.125%, 5/01/45	5/24 at 100.00	N/R	9,751,152
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,595	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,754,245
3,805	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,051,868
1,590	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-2, 4.000%, 5/01/31	No Opt. Call	N/R	1,656,907
4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (AMT)	10/25 at 100.00	N/R	4,441,160
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 5.000%, 6/15/49, 144A	6/29 at 100.00	N/R	1,113,110
2,950	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	2/21 at 100.00	N/R	2,954,189
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	512,420
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,182,228
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	0.000%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	6,190,000
5,000	0.000%, 5/15/37, 144A (4)	5/24 at 100.00	N/R	3,868,750
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 0.000%, 5/15/49, 144A (4)	5/25 at 100.00	N/R	773,750
	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A:
1,360	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,445,517
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,301,645
1,000	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/31 at 100.00	N/R	1,121,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,520	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	2/21 at 100.00	N/R	$2,555,507
1,670	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	2/21 at 100.00	N/R	1,670,167
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
2,440	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	2,746,391
4,960	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	5,524,795
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39, 144A	11/29 at 100.00	N/R	2,732,100
4,010	4.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,365,085
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
765	5.250%, 11/01/37	11/28 at 100.00	N/R	857,664
1,955	5.600%, 11/01/46	11/28 at 100.00	N/R	2,213,901
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
2,340	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,648,061
3,440	5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,857,478
2,725	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	2,950,358
2,295	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,442,270
6,495	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	6,858,915
2,630	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,921,378
120	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	132,605
1,000	DG Farms Community Development District, Florida,Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,002,270
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	1,146,200
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,663,219
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	4,446,360
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	8,935,809

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
$935	5.300%, 5/01/36	5/26 at 100.00	N/R	$1,001,488
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,541,511
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,106,454
1,165	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020, 4.125%, 5/01/40, 144A	5/30 at 100.00	N/R	1,245,886
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	9,052,508
2,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	2,307,268
1,000	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,102,580
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,645	5.125%, 5/01/39	5/29 at 100.00	N/R	1,859,294
2,765	5.250%, 5/01/49	5/29 at 100.00	N/R	3,103,104
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,790	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,059,628
6,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	7,392,075
3,080	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	3,463,583
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,317,880
340	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	374,500
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
2,185	5.500%, 11/01/29, 144A	No Opt. Call	N/R	2,440,470
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,124,390
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	2,242,440
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
45,230	3.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	BBB	47,600,052
7,275	4.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	A2	8,160,731
1,890	ESCROW MCLEOD USA, 8.250%, 5/04/26 (WI/DD, Settling 1/05/21)	No Opt. Call	N/R	1,851,325
4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,203,645

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
$1,245	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$1,376,547
2,410	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,654,952
500	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.200%, 5/01/50	5/30 at 100.00	N/R	526,155
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	4,389,793
13,615	7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	14,718,904
1,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,537,105
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	820,990
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,610,762
830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	885,386
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A:
3,000	5.000%, 6/01/40, 144A	6/29 at 100.00	N/R	3,207,840
2,500	5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	2,636,700
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,517,363
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,542,351
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,207,223
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	10,173,554
12,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	13,799,302
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,860,716
8,210	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	9,206,448
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	8,303,445
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,189,738
6,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,731,397

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	$4,131,520
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	402,474
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,538,275
5,275	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.500%, 6/15/33 (Pre-refunded 6/15/21)	6/21 at 100.00	N/R (7)	5,446,701
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,647,280
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,622,014
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	20,818,024
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,507,760
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,301,187
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,623,218
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C:
555	5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	607,392
1,305	5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	1,417,608
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools Project, Series 2020A:
850	5.000%, 6/01/40	6/28 at 100.00	N/R	902,870
1,950	5.000%, 6/01/50	6/28 at 100.00	N/R	2,045,804
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
3,225	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	3,457,523
6,215	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,599,460
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	9,811,300
210,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1, 7.375%, 1/01/49 (AMT)	1/24 at 107.00	N/R	206,037,300
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
130,740	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	126,713,208
456,840	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	439,987,172

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$14,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A (4)	12/23 at 105.00	N/R	$13,340,000
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
1,700	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,779,849
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,414,536
6,535	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (5)	12/30 at 100.00	A2	6,644,592
4,005	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	2/21 at 100.00	N/R	4,016,334
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,245	5.125%, 11/01/36	11/26 at 100.00	N/R	1,355,008
1,485	5.375%, 11/01/46	11/26 at 100.00	N/R	1,617,774
2,465	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,642,357
4,250	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,716,480
	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,101,030
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,189,200
1,000	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,034,610
10,755	Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation Projects, Series 2020A, 3.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa1	11,841,685
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
5,720	5.375%, 11/01/40	11/29 at 100.00	N/R	5,987,410
8,390	5.500%, 11/01/50	11/29 at 100.00	N/R	8,795,489
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,743,709
20	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	20,996
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,182,160
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,062,350
2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,213,975

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	$4,896,135
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,111,170
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
2,000	4.750%, 11/01/39	11/29 at 100.00	N/R	2,191,640
4,000	5.000%, 11/01/50	11/29 at 100.00	N/R	4,409,920
8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	9,148,851
1,530	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,582,142
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,285	5.000%, 11/01/28	No Opt. Call	N/R	1,365,929
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	11,742,159
3,385	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	3,720,013
2,400	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46	5/26 at 100.00	N/R	2,537,736
4,880	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,137,566
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
930	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	1,069,398
1,870	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	2,148,237
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,840,971
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	7,010,923
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,287,231
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	794,367
430	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	471,676
715	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	792,149
1,755	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	1,928,956

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$925	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	$1,016,686
4,500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1, 6.250%, 11/01/47	11/36 at 100.00	N/R	5,770,485
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	905,386
2,185	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	2,413,201
590	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	720,667
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
2,580	4.500%, 11/01/29	No Opt. Call	N/R	2,744,036
1,955	4.250%, 11/01/40	11/29 at 100.00	N/R	2,052,867
3,000	4.500%, 11/01/50	11/29 at 100.00	N/R	3,173,370
510	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	2/21 at 100.00	N/R	510,326
1,025	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,118,870
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
390	5.375%, 11/01/37	11/27 at 100.00	N/R	434,246
790	5.500%, 11/01/47	11/27 at 100.00	N/R	873,606
325	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	359,395
2,045	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,275,840
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
710	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	778,401
1,205	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,318,101
3,195	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	2/21 at 100.00	BB	3,198,930
22,995	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (WI/DD, Settling 1/07/21)	2/31 at 100.00	Baa1	24,859,665
	Holly Hill Road East Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2020:
350	5.000%, 11/01/41	No Opt. Call	N/R	391,419
520	5.000%, 11/01/50	11/41 at 100.00	N/R	581,194

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
$460	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$508,286
680	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	748,034
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,950	5.000%, 11/01/35	11/25 at 100.00	N/R	2,102,705
2,990	5.125%, 11/01/45	11/25 at 100.00	N/R	3,199,300
990	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 5.000%, 11/01/47	11/27 at 100.00	N/R	1,073,289
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.533%, 10/01/41, 144A (IF)	10/21 at 100.00	AA-	2,976,707
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	517,332
895	5.375%, 11/01/44	11/24 at 100.00	N/R	947,930
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	644,026
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,090,914
3,590	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	2/21 at 100.00	N/R	3,595,672
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49, 144A	7/29 at 100.00	N/R	885,959
825	5.000%, 1/15/54, 144A	7/29 at 100.00	N/R	882,874
1,190	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,270,872
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,881,517
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
3,500	5.250%, 11/01/33	11/22 at 100.00	N/R	3,653,790
3,000	5.750%, 11/01/42	11/22 at 100.00	N/R	3,161,070
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,172,231
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	1,768,247
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,915,190

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
$690	4.875%, 5/01/39	5/29 at 100.00	N/R	$760,263
960	5.000%, 5/01/49	5/29 at 100.00	N/R	1,047,379
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,227,225
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre & Northwest Sector Projects, Series 2018:
1,200	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,375,644
1,990	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,292,002
915	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	982,005
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,281,173
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,785,697
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39	5/29 at 100.00	N/R	2,531,588
4,000	5.450%, 5/01/48	5/29 at 100.00	N/R	4,529,400
1,745	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory Put 9/15/27)	2/21 at 100.00	N/R	1,749,031
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
8,495	5.250%, 6/15/27	2/21 at 100.00	BB-	8,504,090
35,550	5.375%, 6/15/37	2/21 at 100.00	BB-	35,576,307
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,680,414
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,785,070
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	BB+ (7)	6,212,025
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47 (Pre-refunded 10/01/22)	10/22 at 102.00	BB+ (7)	3,874,598
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	820,905
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,073,420
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	7,837,807
12,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49 (UB) (5)	4/29 at 100.00	A2	13,464,360

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$211	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	2/21 at 100.00	N/R	$211,198
1,185	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	1,289,126
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
5,585	4.375%, 5/01/40	5/30 at 100.00	N/R	6,076,759
7,825	4.500%, 5/01/51	5/30 at 100.00	N/R	8,493,724
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	765,000
	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,079,230
3,685	5.625%, 5/01/46	5/26 at 100.00	N/R	4,007,695
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	448,979
2,700	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 5.000%, 5/01/48	5/28 at 100.00	N/R	2,988,441
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (5)	9/25 at 100.00	AA-	15,529,140
7,000	5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	7,944,720
1,000	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	1,027,930
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	4,252,950
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	7,064,415
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
11,005	5.125%, 11/01/39	11/27 at 100.00	N/R	12,215,330
18,825	5.250%, 11/01/49	11/27 at 100.00	N/R	20,844,169
10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (5)	4/28 at 100.00	A-	11,533,019
4,625	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,239,662
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,095,070
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,883,572

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
$1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	$1,643,490
3,500	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	3,816,995
3,250	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,630,965
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
9,500	4.000%, 7/01/45 (UB) (5)	7/28 at 100.00	AA	10,989,125
18,515	4.000%, 7/01/48 (UB) (5)	7/28 at 100.00	AA	21,332,798
9,100	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	A+	10,800,517
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,030,754
6,705	5.000%, 5/01/37	5/23 at 100.00	N/R	6,971,188
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,457,028
6,395	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	6,932,052
9,140	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	2/21 at 100.00	N/R	9,150,420
1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,454,818
2,645	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45	11/24 at 100.00	N/R	2,887,837
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,689,041
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	2,880,887
870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	2/21 at 100.00	N/R	313,200
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/21 (4)	No Opt. Call	N/R	572,400
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
725	5.500%, 11/01/39	11/30 at 100.00	N/R	827,667
1,265	5.625%, 11/01/49	11/30 at 100.00	N/R	1,446,743
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
3,240	4.500%, 5/01/40	5/29 at 100.00	N/R	3,461,551
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	6,063,170
1,250	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,278,300

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$8,055	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	$8,861,869
1,925	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,026,140
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,924,073
3,500	5.000%, 8/01/46	8/24 at 100.00	N/R	3,741,885
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,905,472
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	3,844,783
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,749,539
3,300	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49, 144A (AMT)	12/29 at 100.00	N/R	3,290,331
345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056, 17.098%, 10/01/42, 144A (IF) (5)	4/22 at 100.00	Aa3	425,913
2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,442,380
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,005	5.125%, 5/01/38	5/28 at 100.00	N/R	1,092,927
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,227,666
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,250	0.000%, 10/01/40	10/29 at 68.72	BBB-	679,738
3,905	0.000%, 10/01/41	10/29 at 66.18	BBB-	2,036,536
2,850	0.000%, 10/01/42	10/29 at 63.69	BBB-	1,424,516
4,425	0.000%, 10/01/43	10/29 at 61.27	BBB-	2,122,274
2,600	0.000%, 10/01/44	10/29 at 59.08	BBB-	1,197,404
4,675	0.000%, 10/01/45	10/29 at 56.95	BBB-	2,070,324
3,000	0.000%, 10/01/46	10/29 at 54.89	BBB-	1,278,300
4,860	0.000%, 10/01/47	10/29 at 52.89	BBB-	1,991,579
1,700	0.000%, 10/01/48	10/29 at 50.96	BBB-	670,412
3,250	0.000%, 10/01/49	10/29 at 49.08	BBB-	1,231,750
2,500	0.000%, 10/01/50	10/29 at 47.17	BBB-	909,525
3,000	0.000%, 10/01/51	10/29 at 45.32	BBB-	1,046,700
3,000	0.000%, 10/01/52	10/29 at 43.62	BBB-	1,005,300
3,000	0.000%, 10/01/53	10/29 at 41.97	BBB-	965,280
2,500	0.000%, 10/01/54	10/29 at 40.38	BBB-	772,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
$415	6.750%, 6/01/24	6/22 at 102.00	N/R	$452,694
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,090,290
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,090,000
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,441,250
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	12,638,548
11,345	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 7.000%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	9,076,000
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	7,297,998
1,180	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%, 5/01/50	5/30 at 100.00	N/R	1,245,490
550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	675,312
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020:
800	3.875%, 5/01/40	5/30 at 100.00	N/R	831,712
1,000	4.100%, 5/01/50	5/30 at 100.00	N/R	1,040,050
1,620	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	1,850,315
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
175	4.875%, 5/01/22	No Opt. Call	N/R	178,848
1,360	5.375%, 5/01/31	5/22 at 100.00	N/R	1,408,307
8,545	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	2/21 at 100.00	N/R	8,554,827
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,108,200
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	554,015
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,106,720
2,360	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,391,270
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
115	5.750%, 11/01/22	No Opt. Call	N/R	120,826
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,505,813
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,309,050

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
$1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	$1,447,794
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,424,178
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,368,105
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	8,429,021
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	3,018,192
2,705	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,931,300
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,719,699
2,230	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,417,209
2,395	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,493,482
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,070,120
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,140,260
2,340	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,549,500
1,002	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,088,903
1,385	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,513,237
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
580	5.450%, 5/01/31	5/26 at 100.00	N/R	616,180
820	5.600%, 5/01/37	5/26 at 100.00	N/R	861,476
1,300	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50	5/30 at 100.00	N/R	1,341,210
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,161,370
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,165,670
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	N/R	2,278,340
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	4,277,414

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	$2,179,338
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,891,794
1,250	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,349,725
1,575	Scenic Highway Community Development District, Haines, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,578,575
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
1,500	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	1,686,720
3,000	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	3,354,180
4,000	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019, 5.000%, 5/01/49	5/29 at 100.00	N/R	4,607,400
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	439,850
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	658,735
1,100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	1,112,012
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	338,653
2,015	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,137,955
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,421,360
135	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	153,272
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
995	5.250%, 5/01/39	5/31 at 100.00	N/R	1,139,773
2,925	5.375%, 5/01/49	5/31 at 100.00	N/R	3,375,684
5,600	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	2/21 at 100.00	N/R	5,604,480
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
65	5.000%, 5/01/29	5/27 at 100.00	N/R	70,023
785	5.375%, 5/01/37	5/27 at 100.00	N/R	862,377
2,740	5.625%, 5/01/47	5/27 at 100.00	N/R	3,022,165
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,667,146
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	4,189,462

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
$36,610	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	A1	$41,283,633
50,915	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	A1	56,918,388
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	435,740
100	5.000%, 5/01/38	5/26 at 100.00	N/R	109,379
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,096,640
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,155,849
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	1,111,720
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,406,175
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,274,133
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,520,421
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,682,929
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,314,100
2,215	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,326,282
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,758,150
1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,986,618
860	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	952,020
1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	2/21 at 101.00	N/R	1,284,021
3,945	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 5.500%, 11/01/44	11/29 at 100.00	N/R	4,714,472
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	564,405
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,489,026
600	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	667,614

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,561	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	$1,675,983
1,815	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,947,168
6,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	6,410,820
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,128,710
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,394,888
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,020	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,095,001
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,153,077
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 6.610%, 5/01/40 (6)	5/22 at 100.00	N/R	9,766,984
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	649,235
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	1,086,774
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/21 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	2/21 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	2/21 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	2/21 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	2/21 at 100.00	N/R	121
5,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,555,300
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 6.610%, 5/01/40 (6)	2/21 at 100.00	N/R	32,595,985
21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 6.610%, 5/01/40 (6)	2/21 at 100.00	N/R	15,558,238
23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	2/21 at 100.00	N/R	235
2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,655,151
3,225	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,818,013

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
$280	5.375%, 5/01/38	5/29 at 100.00	N/R	$312,043
530	5.500%, 5/01/49	5/29 at 100.00	N/R	587,357
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,265	5.375%, 5/01/38	5/29 at 100.00	N/R	1,411,677
2,605	5.500%, 5/01/49	5/29 at 100.00	N/R	2,888,867
1,225	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	1,326,700
2,500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	2,707,550
1,535	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,566,099
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	5,216,983
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	926,409
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	808,912
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,114,260
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	961,568
2,795	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50	5/29 at 100.00	N/R	3,005,659
1,550	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	1,731,660
1,595	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,674,750
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,237,247
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,792,093
1,060	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,088,503
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	1,555,456
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,774,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
$1,995	5.000%, 11/01/36	11/25 at 100.00	N/R	$2,134,850
570	5.125%, 11/01/45	11/25 at 100.00	N/R	607,358
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,764,642
12,130	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	13,981,887
2,495	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,875,912
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	654,059
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	283,453
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,102,990
2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,270,000
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
1,485	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,646,583
2,630	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,903,520
1,960	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	2,268,073
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,547,175
130	6.125%, 5/01/42	5/22 at 100.00	N/R	135,227
2,735	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	2,821,016
1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,396,250
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,274,094
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,212,354
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	2,079,493
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	1,983,948
1,900	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	2/21 at 101.00	N/R	1,920,900
4,440	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,617,289

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
$1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	$1,771,643
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,377,826
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,404,351
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,945,494
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,205	5.000%, 11/01/38	11/27 at 100.00	N/R	1,311,510
1,920	5.125%, 11/01/48	11/27 at 100.00	N/R	2,087,155
1,830	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50	5/29 at 100.00	N/R	2,011,609
1,260	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,294,537
185	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	191,819
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	2,087,412
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	4,333,080
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,073,259
1,605	5.250%, 5/01/39	5/27 at 100.00	N/R	1,741,184
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,346,574
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	7,233,070
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50, 144A	5/29 at 100.00	N/R	781,973
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
535	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	592,117
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	637,192
2,600	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,836,392

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
$1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	$1,667,580
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,360,810
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	2,014,233
1,000	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,090,240
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,670,848
1,000	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	1,050,070
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	541,685
2,380	5.625%, 5/01/45	5/25 at 100.00	N/R	2,586,179
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	973,295
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,805,315
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
510	5.125%, 5/01/36	5/28 at 100.00	N/R	559,409
925	5.500%, 5/01/46	5/28 at 100.00	N/R	1,029,969
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
1,810	5.500%, 11/01/39, 144A	11/30 at 100.00	N/R	2,076,052
3,095	5.625%, 11/01/49, 144A	11/30 at 100.00	N/R	3,542,630
2,797,059	Total Florida			2,775,546,999
	Georgia – 2.1%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
500	6.500%, 1/01/29	1/28 at 100.00	N/R	318,760
24,900	6.750%, 1/01/35	1/28 at 100.00	N/R	15,873,003
31,660	7.000%, 1/01/40	1/28 at 100.00	N/R	20,184,200
	Atlanta Development Authority, Georgia, Student Housing Facilities Revenue Bonds, ADA/CAU Partners, Inc Project at Clark Atlanta University, Series 2004A:
10,820	6.000%, 7/01/36 – ACA Insured	2/21 at 100.00	N/R	10,840,125
5,695	6.250%, 7/01/36 – ACA Insured	2/21 at 100.00	N/R	5,705,593
1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	1,495,380

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$11,460	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	$13,015,351
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.445%, 3/01/23, 144A (IF) (5)	No Opt. Call	AA-	8,444,677
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	2/21 at 100.00	N/R	78,160
95	5.375%, 12/01/28 (4), (8)	2/21 at 100.00	N/R	8,343
91	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 10/01/21 (4), (8)	No Opt. Call	N/R	94,652
10,385	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa2	12,197,702
9,800	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	2/21 at 100.00	B+	9,849,869
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	1,143,230
22,510	4.000%, 8/15/48 (UB) (5)	2/28 at 100.00	AA-	25,401,410
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,058,655
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	6,179,258
40,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2020A, 3.000%, 2/15/47 (UB) (5)	2/30 at 100.00	A	42,144,800
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 23.977%, 8/15/49, 144A (IF) (5)	2/25 at 100.00	AA-	4,749,517
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
14,795	4.000%, 1/01/44 – AGM Insured (UB) (5)	7/28 at 100.00	BBB+	16,967,646
28,600	4.000%, 1/01/49 (UB) (5)	7/28 at 100.00	BBB+	32,397,794
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	7,914,060
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
609	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	621,722
2,242	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	2,304,456
2,460	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	2,529,124
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	1,923,591
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,617,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (5)	5/29 at 100.00	A3	$24,804,341
	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A:
3,000	5.000%, 11/01/27, 144A	No Opt. Call	Ba3	3,192,060
5,000	5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	5,321,350
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
47,285	5.000%, 1/01/49 (UB) (5)	7/28 at 100.00	Baa1	57,375,619
16,000	5.000%, 1/01/59 (UB) (5)	7/28 at 100.00	Baa1	19,181,920
34,110	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 4.000%, 1/01/59 (UB) (5)	7/28 at 100.00	BBB+	38,166,361
15,700	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2019A, 4.000%, 1/01/49 (UB) (5)	1/29 at 100.00	BBB+	17,912,758
3,330	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.250%, 10/01/49	10/26 at 103.00	N/R	3,409,421
392,632	Total Georgia			418,422,876
	Guam – 0.0%
2,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,159,631
1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BB+	1,528,708
3,505	Total Guam			3,688,339
	Hawaii – 0.3%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,553,685
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,193,398
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	9,889,047
7,405	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	7,955,118
16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (5)	3/27 at 100.00	Baa2	18,210,315
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	5,434,436
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,144,616
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,112,680
47,560	Total Hawaii			50,493,295

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.1%
$3,525	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	$3,596,064
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A:
680	4.500%, 7/01/30, 144A	7/25 at 100.00	N/R	691,322
2,270	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	2,311,042
6,040	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	6,148,539
275	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27, 144A	7/25 at 100.00	N/R	276,743
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	1,103,607
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
975	5.000%, 6/01/35	6/25 at 100.00	BBB	1,085,770
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,614,644
17,100	Total Idaho			17,827,731
	Illinois – 12.4%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	2/21 at 100.00	N/R	6,409,872
5,348	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	2/21 at 100.00	N/R	5,086,600
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,105,240
4,590	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,725,910
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 23.275%, 12/01/39, 144A (IF) (5)	12/21 at 100.00	AA	6,370,771
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (5)	4/27 at 100.00	A-	13,265,736
38,215	6.100%, 4/01/36 (UB) (5)	4/27 at 100.00	A-	46,453,772
119,345	6.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	141,657,741
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
6,115	5.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A-	6,866,778
4,685	5.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	5,222,604
7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (5)	4/28 at 100.00	A-	8,432,475
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	2,316,119

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
$58,530	5.000%, 12/01/41	12/21 at 100.00	B1	$59,290,305
1,100	5.250%, 12/01/41	12/21 at 100.00	B1	1,116,720
4,605	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	2/21 at 100.00	B1	4,611,907
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	21,387,408
23,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/23 at 100.00	BB-	23,969,910
255,480	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	305,952,629
42,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	53,972,856
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
8,445	4.000%, 12/01/50 (UB) (5)	12/29 at 100.00	A+	9,527,480
6,905	4.000%, 12/01/55 (UB) (5)	12/29 at 100.00	A+	7,760,184
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (5)	12/21 at 100.00	A3 (7)	9,348,869
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
52,720	5.000%, 12/01/44 (UB) (5)	12/24 at 100.00	AA	60,169,336
20,000	5.250%, 12/01/49 (UB) (5)	12/24 at 100.00	AA	22,950,000
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
2,950	22.042%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	5,081,198
8,000	22.057%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	13,783,520
500	22.057%, 9/01/22 – AGM Insured, 144A (IF) (5)	No Opt. Call	AA	861,470
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
2,600	22.064%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	4,436,848
2,000	22.064%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,412,960
3,755	22.064%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	6,407,832
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust Series 2020-XF2913:
1,000	23.309%, 12/01/49 (Mandatory Put 1/07/21), 144A (IF) (5)	12/24 at 100.00	AA	1,737,470
2,000	23.309%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	3,474,940
1,150	23.309%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	1,998,091
4,908	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	1/21 at 100.00	N/R	4,909,337
848	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	1/21 at 100.00	N/R	847,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$10,044	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	$10,413,720
5,530	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	2/21 at 100.00	N/R	4,062,646
4,116	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	1/21 at 100.00	N/R	4,115,921
5,620	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	5,631,139
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
20,320	4.000%, 1/01/43 (AMT) (UB) (5)	1/29 at 100.00	A	22,721,011
30,550	5.000%, 1/01/48 (AMT) (UB) (5)	1/29 at 100.00	A	36,518,553
6,375	5.000%, 1/01/53 (AMT) (UB) (5)	1/29 at 100.00	A	7,581,277
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (5)	1/29 at 100.00	A	21,058,667
3,500	5.000%, 1/01/48 (UB) (5)	1/29 at 100.00	A	4,266,465
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	6,130,162
32,270	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	17,166,995
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,883,279
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,206,120
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,746,675
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,225,855
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,550,846
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,306,700
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	5,857,350
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	17,514,041
92,600	6.000%, 1/01/38	1/27 at 100.00	BBB-	108,499,420
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	3,033,262
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,198,874
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
6,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	6,630,660
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,525,889
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,321,379

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C:
$1,000	0.000%, 1/01/27	No Opt. Call	Ba1	$827,860
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	3,826,925
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	2/21 at 100.00	Ba1	3,075,680
4,130	5.000%, 1/01/40	2/21 at 100.00	Ba1	4,134,749
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,567,978
3,365	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	3,651,126
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,588,039
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,308,209
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	4,298,853
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,234,594
1,795	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44	1/29 at 100.00	BBB-	1,970,605
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 22.607%, 1/01/35, 144A (IF) (5)	2/21 at 100.00	N/R	811,888
8,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	8,875,341
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AA-	6,642,900
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
1,400	4.000%, 11/15/34 (UB) (5)	11/27 at 100.00	AA-	1,567,846
16,170	4.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA-	17,971,500
1,645	4.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA-	1,824,272
495	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	496,797
6,870	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	6,563,873
2,000	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 22.257%, 12/01/21, 144A (IF) (5)	No Opt. Call	AA-	3,109,180
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	2/21 at 100.00	B3	930,632
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A (4)	11/26 at 100.00	N/R	9,256,930
13,325	6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	10,301,024
1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A (4)	No Opt. Call	N/R	1,744,972
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (5)	11/28 at 100.00	A3	52,334,200

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
$845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	$925,596
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,934,806
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,285	6.875%, 10/01/31	10/21 at 100.00	BB+	1,325,066
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,359,735
	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019:
9,645	4.000%, 12/01/34 (UB) (5)	12/29 at 100.00	Aa1	11,797,185
5,500	4.000%, 12/01/37 (UB) (5)	12/29 at 100.00	Aa1	6,662,370
11,690	4.000%, 12/01/38 (UB) (5)	12/29 at 100.00	Aa1	14,110,531
12,200	4.000%, 11/01/39 (UB) (5)	12/29 at 100.00	Aa1	14,687,092
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,256,640
450	5.250%, 5/15/54	5/24 at 103.00	N/R	406,310
29,150	5.500%, 5/15/54	5/24 at 103.00	N/R	27,781,407
44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (5)	6/22 at 100.00	Aa3	45,300,711
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
2,500	4.000%, 8/15/37 (UB) (5)	8/27 at 100.00	AA-	2,873,300
6,000	4.000%, 8/15/39 (UB) (5)	8/27 at 100.00	AA-	6,869,160
2,455	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36 (UB)	2/27 at 100.00	Aa2	2,834,298
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	2/21 at 100.00	N/R	5,191,297
760	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	2/21 at 100.00	N/R	735,566
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	3,030,728
28,960	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A, 3.250%, 8/15/49 (UB) (5)	8/30 at 100.00	AA-	31,246,682
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (5)	8/22 at 100.00	Aa2	3,637,970
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (5)	1/28 at 100.00	Aa2	134,393,631

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
$560	17.817%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	$706,552
1,000	17.817%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	1,261,700
1,925	17.828%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	2,340,319
490	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783, 19.596%, 8/15/37, 144A (IF)	2/21 at 100.00	N/R	501,461
32,685	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (5)	11/30 at 100.00	A3	34,039,140
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	17.652%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	N/R	4,446,470
2,500	17.652%, 5/15/41, 144A (IF) (5)	5/22 at 100.00	N/R	3,153,525
	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A:
7,650	6.125%, 4/01/49, 144A	10/28 at 100.50	N/R	8,418,213
19,995	6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	21,880,129
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	21.482%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	AA	743,656
1,030	21.599%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	AA	1,152,519
69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (5)	2/27 at 100.00	A1	77,912,234
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	19.468%, 8/15/41, 144A (IF) (5)	2/21 at 100.00	AA-	4,349,407
3,025	19.468%, 8/15/41, 144A (IF) (5)	2/21 at 100.00	AA-	3,095,755
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (5)	10/27 at 100.00	AA-	48,393,600
3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,064,986
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	23,134,000
1,660	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	1,421,707
22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (5)	2/21 at 100.00	AA+	22,051,159
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	18.626%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	AA	3,324,172
3,305	18.629%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	AA	4,893,978
250	18.636%, 6/15/32, 144A (IF) (5)	6/24 at 100.00	AA	370,240

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, April Series 2014:
$8,695	5.000%, 4/01/36 – AGM Insured (UB) (5)	4/24 at 100.00	A2	$9,335,735
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,319,200
4,445	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	4,715,478
1,300	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/41	1/26 at 100.00	BBB-	1,418,820
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (5)	3/22 at 100.00	BBB-	11,845,000
10,500	5.000%, 3/01/33 (UB) (5)	3/22 at 100.00	BBB-	10,789,590
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (5)	5/24 at 100.00	BBB-	8,178,727
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	106,890
10,285	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	12,501,932
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	184,294
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	106,411
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 17.605%, 4/01/32, 144A (IF) (5)	4/24 at 100.00	AA	2,383,150
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 17.840%, 2/01/39, 144A (IF) (5)	2/24 at 100.00	AA	8,448,087
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	17.542%, 7/01/28, 144A (IF) (5)	7/23 at 100.00	AA	3,577,283
1,850	18.532%, 7/01/33, 144A (IF) (5)	7/23 at 100.00	AA	2,357,400
8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (5)	6/26 at 100.00	BBB	9,473,373
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
6,805	5.500%, 1/01/30, 144A (4)	3/28 at 100.00	N/R	6,809,355
4,015	5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	3,867,168
1,220	Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation Series 2015, 6.500%, 12/01/35	12/26 at 100.00	N/R	1,320,479
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	4,771,027
10	0.000%, 12/15/50	No Opt. Call	BB+	3,069
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	2,677,197
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	2,832,417
7,735	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (UB) (5)	12/29 at 100.00	A2	8,722,605

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
$12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BB+	$4,528,287
985	5.000%, 6/15/53	12/25 at 100.00	BB+	1,078,378
7,360	5.000%, 6/15/53 (UB)	12/25 at 100.00	BB+	8,057,728
75,640	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54	No Opt. Call	BB+	19,561,260
31,480	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured (UB) (5)	No Opt. Call	BB+	16,165,295
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
20,305	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	14,192,586
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	5,793,649
15,425	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	10,378,711
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	15,934,253
42,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BB+	25,885,781
25,000	0.000%, 12/15/40 – AGM Insured (UB) (5)	No Opt. Call	A2	14,272,000
155	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	83,750
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 17.370%, 6/15/52, 144A (IF) (5)	6/22 at 100.00	A+	4,461,080
2,260	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	2,267,887
2,795	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,795,950
4,765	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	4,873,451
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (5)	6/28 at 100.00	AA	16,080,016
20,000	4.000%, 6/01/48 (UB) (5)	6/28 at 100.00	AA	22,108,000
—(9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	190
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (5)	1/28 at 100.00	AA-	55,705,231
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA-	48,540,400
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA	48,703,200
26,800	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	27,011,452

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
$500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	$596,330
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	8,795,867
1,000	Upper Illinois River Valley Development Authority, Education Facilities Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%, 1/01/55, 144A	1/27 at 100.00	N/R	1,036,610
1,210	Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series 2017, 5.500%, 3/01/47	3/25 at 100.00	N/R	1,244,739
1,559	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	2/21 at 100.00	N/R	1,561,214
140	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	2/21 at 100.00	N/R	139,706
3,695	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	1/21 at 100.00	N/R	1,514,950
2,429	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)	1/21 at 100.00	N/R	2,186,025
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,904,883
5,340	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannonball & Beecher, Series 2007, 5.750%, 3/01/28	2/21 at 100.00	N/R	5,344,219
2,379,717	Total Illinois			2,485,568,285
	Indiana – 1.2%
2,500	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	2,591,075
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	518,002
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,519,428
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,336,733
4,500	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	4,670,865
250	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25, 144A	No Opt. Call	N/R	252,110
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.375%, 4/01/30, 144A (IF) (5)	No Opt. Call	AA	3,934,626
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,485,919
7,465	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47	7/27 at 100.00	BB	8,166,934

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$3,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/55 (WI/DD, Settling 1/07/21)	12/27 at 103.00	N/R	$3,056,924
400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021B, 5.000%, 12/01/27 (WI/DD, Settling 1/07/21)	No Opt. Call	N/R	400,288
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	4,806,738
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,723,416
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,413,919
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,287,527
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,925,722
10,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A (WI/DD, Settling 1/07/21)	12/27 at 103.00	N/R	10,524,570
505	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021B, 4.500%, 12/01/23 (WI/DD, Settling 1/07/21)	No Opt. Call	N/R	505,177
20,220	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	2/21 at 100.00	Caa2	20,243,051
21,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	21,364,183
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	Caa2	1,086,110
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	17.141%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	Aa3	5,413,538
1,000	17.141%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	Aa3	1,443,610
1,600	17.141%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	Aa3	2,309,776
1,000	17.141%, 5/01/42, 144A (IF) (5)	5/23 at 100.00	Aa3	1,443,610
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA	46,874,000
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	2/21 at 100.00	Baa2	1,047,121
875	5.500%, 8/15/45	2/21 at 100.00	Baa2	876,741
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,156,960
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC	21,262,640
1,900	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	2/21 at 100.00	N/R	1,922,629

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	$1,596,180
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4)	No Opt. Call	N/R	16,537,500
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	486,883
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,615,586
	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,244,100
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,250,550
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,866,260
227,825	Total Indiana			242,161,001
	Iowa – 1.2%
155,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	160,319,622
46,775	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	51,046,025
1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/21 at 103.00	B	1,681,753
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	9,293,699
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
750	5.000%, 8/01/38	8/23 at 102.00	N/R	785,828
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,145,386
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
9,845	5.500%, 6/01/42	2/21 at 100.00	B-	9,978,400
13,640	5.625%, 6/01/46	2/21 at 100.00	B-	13,824,822
238,335	Total Iowa			249,075,535
	Kansas – 0.5%
7,140	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45 (UB) (5)	9/27 at 100.00	A1	8,216,355
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,071,559
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
623	1.000%, 3/01/21 (4)	No Opt. Call	N/R	305,272
2,978	1.000%, 3/01/26 (4)	2/21 at 100.00	N/R	1,459,198

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$2,174	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)	2/21 at 100.00	N/R	$543,546
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 0.000%, 12/15/34 (4)	12/22 at 100.00	N/R	1,150,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	5,188,406
5,000	5.250%, 12/15/29	12/22 at 100.00	N/R	2,952,300
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	6,026,455
10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	11,929,203
9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	11,579,828
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (5)	3/27 at 100.00	AA-	20,175,538
3,510	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Mandatory Put 1/07/21) (AMT)	No Opt. Call	N/R	3,517,929
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
1,000	5.750%, 9/01/32	9/25 at 100.00	N/R	946,260
10,845	6.000%, 9/01/35	9/25 at 100.00	N/R	10,311,860
12,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	5,349,647
107,265	Total Kansas			92,723,356
	Kentucky – 0.4%
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	3,062,670
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,694,225
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,370,950
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (5)	5/26 at 100.00	AA-	11,102,033
3,535	Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland Project Series 2020B, 5.500%, 9/01/50	9/30 at 100.00	N/R	3,704,680
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 18.950%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	AA-	7,317,870
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,536,775
6,760	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	7,287,483

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$22,500	Louisville/Jefferson County Metro Government, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43 (UB) (5)	10/29 at 100.00	A	$23,739,075
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
5,945	2.625%, 9/01/46 – AGM Insured (UB) (5)	9/28 at 100.00	A1	5,994,284
7,970	2.750%, 9/01/50 – AGM Insured (UB) (5)	9/28 at 100.00	A1	8,064,445
74,380	Total Kentucky			79,874,490
	Louisiana – 1.2%
38,480	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	40,137,334
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,839,592
11,285	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	11,618,472
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,417,813
5,595	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	5,716,411
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	3,160,140
3,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	3,541,650
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
2,100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,336,901
1,900	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,079,949
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Vermilion Parish GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,235,875
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe, 5.000%, 7/01/54, 144A	7/29 at 100.00	Ba3	3,907,800
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,942,600
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A:
3,315	5.000%, 6/01/49, 144A	6/27 at 100.00	N/R	3,415,511
3,760	5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	3,852,947

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A:
$3,600	5.000%, 4/01/49, 144A	4/27 at 100.00	N/R	$3,669,264
3,965	5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,019,836
15,375	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	16,198,639
7,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 – AGM Insured (UB) (5)	6/30 at 100.00	AA	7,991,775
5,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56 (UB) (5)	7/26 at 100.00	A3	5,615,550
8,745	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47 (UB) (WI/DD, Settling 1/08/21)	5/30 at 100.00	A3	9,174,904
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,020,320
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
405	7.750%, 12/15/31	12/21 at 100.00	N/R	422,075
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,717,025
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	5.250%, 10/01/33 (6)	No Opt. Call	BBB	4,599,205
20,000	5.250%, 10/01/46 (6)	10/33 at 100.00	BBB	20,101,200
600	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	614,220
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,201,431
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,376,501
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (4)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	BBB+	5,766,200
8,660	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	BBB+	9,945,664
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (UB) (5)	12/25 at 100.00	BBB+	4,657,800
4,000	5.000%, 12/01/45 (UB) (5)	12/25 at 100.00	BBB+	4,634,760
11,220	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	14,070,665

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
$865	5.250%, 11/15/29	11/24 at 100.00	N/R	$929,866
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,058,200
3,865	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	3,905,351
224,380	Total Louisiana			233,893,496
	Maine – 0.1%
13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT) (4)	12/26 at 100.00	N/R	7,213,250
4,500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 5.250%, 6/15/34 (4)	12/26 at 100.00	N/R	2,475,000
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,347,104
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	6,627,270
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	2/21 at 100.00	B1	3,951,185
30,365	Total Maine			22,613,809
	Maryland – 1.5%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,351,907
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,068,141
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,898,475
6,260	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BB-	5,909,816
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,559,535
2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,190,103
3,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	3,195,105
2,000	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,076,860
3,845	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	4,130,645
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	725,964
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	999,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	$3,254,422
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	2/21 at 100.00	BB-	29,298,069
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	0.000%, 12/01/21 (4)	No Opt. Call	N/R	990,000
83,115	5.000%, 12/01/31 (4)	2/21 at 100.00	N/R	49,869,000
4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 0.000%, 12/01/31 (4)	2/21 at 100.00	N/R	2,700,000
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,099,720
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,613,736
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Coveington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,030,690
2,415	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 5.000%, 7/01/56	7/30 at 100.00	BBB-	2,701,202
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (Pre-refunded 11/15/21) (UB) (5)	11/21 at 100.00	AA+ (7)	1,874,772
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	21.716%, 5/15/21, 144A (IF) (5)	No Opt. Call	AA+	1,394,905
1,000	21.716%, 5/15/21, 144A (IF) (5)	No Opt. Call	AA+	1,207,710
1,135	21.674%, 11/15/43, 144A (IF)	11/21 at 100.00	AA+	1,370,274
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	1,089,360
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,941,336
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,656,454
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	23,331,238
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB) (5)	5/27 at 100.00	A	41,083,335
17,070	4.000%, 5/15/47 (UB) (5)	5/27 at 100.00	A	19,059,338
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 17.460%, 8/15/42, 144A (IF) (5)	2/25 at 100.00	Aa3	3,904,575
19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (5)	1/28 at 100.00	A-	22,000,499

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$20,170	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60 (Mandatory Put 3/01/36), 144A	3/34 at 100.00	N/R	$21,527,643
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	23,061,955
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	5,454,858
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2019B:
1,775	3.000%, 6/01/47 (UB) (5)	6/29 at 100.00	AAA	1,942,205
1,085	3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AAA	1,183,985
308,300	Total Maryland			295,747,722
	Massachusetts – 0.5%
6,880	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (5)	10/28 at 100.00	AA	7,037,965
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	1/23 at 100.00	N/R (7)	1,432,244
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,335,474
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,060,250
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (5)	7/25 at 100.00	AA-	18,469,600
15,235	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 3.000%, 10/01/45 – AGM Insured (UB) (5)	10/30 at 100.00	BBB+	16,003,301
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB)	7/26 at 100.00	A	15,045,096
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (5)	7/26 at 100.00	AA-	11,143,709
15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB)	5/28 at 100.00	AA	17,574,900
87,175	Total Massachusetts			96,102,539
	Michigan – 1.6%
1,155	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	1,220,719
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	2/21 at 100.00	BBB-	1,051,617
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	2/21 at 100.00	N/R	1,845,129

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
$2,930	5.000%, 11/01/26	2/21 at 100.00	B	$2,891,969
3,750	5.250%, 11/01/31	2/21 at 100.00	B	3,588,525
3,840	5.250%, 11/01/36	2/21 at 100.00	B	3,475,200
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
2,760	6.000%, 10/01/33	10/23 at 100.00	N/R	2,826,047
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,167,417
	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
935	5.650%, 11/01/25	2/21 at 100.00	B-	817,134
500	5.750%, 11/01/30	2/21 at 100.00	B-	390,475
2,425	5.750%, 11/01/35	2/21 at 100.00	B-	1,722,793
1,005	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	2/21 at 100.00	B-	998,558
32,500	Detroit, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 6.000%, 4/01/44	2/21 at 100.00	N/R	26,333,125
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
465	5.250%, 4/01/22	2/21 at 100.00	N/R	465,772
159	5.250%, 4/01/23	2/21 at 100.00	N/R	159,077
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	2/21 at 100.00	BB	3,502,870
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,790,423
41,005	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	Aa3	47,161,081
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,165	4.000%, 2/15/44 (UB) (5)	8/29 at 100.00	A1	18,733,618
5,000	4.000%, 2/15/47 (UB) (5)	8/29 at 100.00	A1	5,756,250
23,700	4.000%, 2/15/50 (UB) (5)	8/29 at 100.00	A1	27,013,971
13,710	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA-	14,508,470
830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 5.000%, 2/01/33	2/27 at 102.00	BB+	913,407
1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	2/21 at 100.00	BBB-	1,497,736
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BB+	1,203,450
6,640	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	6,314,906

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	2/21 at 100.00	BB-	$400,388
11,015	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	9,700,910
1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	905,410
39,645	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	46,917,479
5,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45	No Opt. Call	BBB-	1,218,300
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (5)	10/24 at 100.00	AA	7,220,748
13,525	4.600%, 4/01/52 (UB) (5)	10/24 at 100.00	AA	14,669,756
870	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	2/21 at 100.00	N/R	871,087
1,945	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,114,118
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	2/21 at 100.00	BBB-	1,508,145
1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	2/21 at 100.00	BBB-	1,751,452
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 4/15/54 (UB) (5)	10/29 at 100.00	AA-	11,648,400
590,580	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	25,908,744
3,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	1/21 at 10.70	CCC-	387,259
50,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term Series 2008B, 0.000%, 6/01/46	1/21 at 12.10	N/R	5,897,500
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
965	5.500%, 5/01/27	5/22 at 100.00	BB	982,158
1,565	6.000%, 5/01/37	5/22 at 100.00	BB	1,595,298
1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	1,544,820
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
105	6.750%, 5/01/21	No Opt. Call	BB	106,513
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,640,921
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,512,592

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	2/21 at 100.00	B+	$2,297,318
924,494	Total Michigan			324,149,055
	Minnesota – 0.9%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,280,220
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,050,300
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
3,040	5.000%, 7/01/38	7/26 at 102.00	N/R	3,282,805
1,570	5.000%, 7/01/53	7/26 at 102.00	N/R	1,667,591
13,345	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	2/21 at 100.00	N/R	13,355,009
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	798,660
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,516,375
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,063,400
1,870	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	1,952,486
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	754,299
2,510	5.000%, 7/01/47	7/24 at 102.00	N/R	2,676,262
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000	5.000%, 7/01/49	7/27 at 102.00	N/R	6,346,440
2,000	5.000%, 7/01/54	7/27 at 102.00	N/R	2,108,140
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B	1,069,604
6,200	5.875%, 7/01/40	7/25 at 100.00	B	6,306,082
5,000	6.000%, 7/01/45	7/25 at 100.00	B	5,080,350
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,104,260
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
1,000	5.000%, 10/01/37	10/24 at 100.00	N/R	1,036,460
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,748,280

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	$2,264,160
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,489,540
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	5,116,336
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,799,360
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,017,200
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB	864,392
2,965	5.000%, 7/01/44	7/24 at 100.00	BB	3,126,830
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,924,641
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	2/21 at 100.00	B1	2,285,274
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A:
1,385	5.250%, 12/01/43, 144A	12/27 at 100.00	N/R	1,477,324
2,000	5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	2,116,080
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,064,530
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,789,794
1,110	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	1,177,122
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,226,124
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,416,200
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	6,219,908
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,852,855
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	6,095,362
	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	2/21 at 100.00	N/R	1,049,822
1,000	8.500%, 1/01/41	2/21 at 100.00	N/R	999,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
$500	5.000%, 9/01/34	9/24 at 100.00	BB-	$521,315
1,840	5.000%, 9/01/44	9/24 at 100.00	BB-	1,893,710
2,000	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38	9/28 at 100.00	N/R	2,196,800
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36 (4)	4/26 at 100.00	N/R	1,377,000
3,085	5.000%, 4/01/46 (4)	4/26 at 100.00	N/R	2,097,800
2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,694,475
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	23,623,682
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,639,110
4,750	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	5,519,453
5,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	5,214,100
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,267,392
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,346,089
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	43,058
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,846,626
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB	1,043,710
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	2/21 at 100.00	N/R	845,355
1,225	5.375%, 5/01/43	2/21 at 100.00	N/R	1,225,049
2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,211,275
6,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	Ba1	7,044,606
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,004,770

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	$5,011,350
	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A:
1,125	5.000%, 6/15/49	6/27 at 100.00	N/R	1,196,876
1,595	5.000%, 6/15/54	6/27 at 100.00	N/R	1,692,231
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
985	5.250%, 2/01/27 (AMT)	2/21 at 100.00	N/R	986,251
800	5.500%, 2/01/42 (AMT)	2/21 at 100.00	N/R	800,600
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	317,759
730	4.750%, 6/01/46	6/24 at 100.00	N/R	738,658
173,170	Total Minnesota			180,968,917
	Mississippi – 0.0%
5,425	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	4,952,048
1,137	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	2/21 at 100.00	N/R	1,135,782
6,562	Total Mississippi			6,087,830
	Missouri – 1.8%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,004,580
7,649	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	2/21 at 100.00	N/R	6,526,759
175	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	194,989
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
316	5.000%, 6/01/21 (4)	6/20 at 100.00	N/R	164,187
3,000	5.000%, 6/01/28 (4)	2/21 at 100.00	N/R	1,560,000
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,900,114
3,975	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	3,978,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
$775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	$790,678
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,167,098
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,787,024
1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,303,800
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	2/21 at 100.00	N/R	1,158,303
8,435	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	2/21 at 100.00	N/R	1,476,165
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
6,250	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	5,631,813
2,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	2,277,675
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
935	5.000%, 5/01/35	2/21 at 100.00	N/R	935,243
2,365	6.000%, 5/01/42	2/21 at 100.00	N/R	2,365,710
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,397,275
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,299,624
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	4,081,968
7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,238,603
1,000	M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,018,200
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	A+	43,812,534
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (5)	1/28 at 100.00	AA	16,448,135
12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (5)	11/23 at 100.00	A2	13,899,668
30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (5)	5/29 at 100.00	A2	34,182,887
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 17.594%, 11/15/48, 144A (IF) (5)	11/23 at 100.00	N/R	6,918,244

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (5)	11/27 at 100.00	A+	$28,106,030
35,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 (UB) (5)	6/30 at 100.00	A+	40,233,200
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
1,925	4.000%, 2/15/44 (UB) (5)	2/29 at 100.00	A1	2,222,297
9,815	4.000%, 2/15/49 (UB) (5)	2/29 at 100.00	A1	11,231,501
6,580	4.000%, 2/15/54 (UB) (5)	2/29 at 100.00	A1	7,494,159
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500	4.000%, 5/15/42 (UB) (5)	5/25 at 102.00	A+	10,508,615
41,750	4.000%, 5/15/48 (UB) (5)	5/25 at 102.00	A+	45,902,455
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,169,418
750	5.000%, 5/01/35	5/21 at 100.00	N/R	752,760
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,700,770
3,460	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,541,898
3,000	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	2,941,170
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	616,362
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,837,278
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,315,276
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	2/21 at 100.00	N/R	1,295,142
5,700	5.350%, 6/15/32	2/21 at 100.00	N/R	5,685,636
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 3.850%, 9/01/27 (4)	3/21 at 100.00	N/R	416,000
952	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	2/21 at 100.00	N/R	910,493
2,477	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	2/21 at 100.00	N/R	1,455,882
1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	2/21 at 100.00	N/R	486,847

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	$4,837,503
610	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/21 at 100.00	N/R	587,841
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)	No Opt. Call	N/R	551,250
145	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	159,855
10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	9,294,828
1,100	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.875%, 4/01/47	4/28 at 100.00	N/R	1,060,389
348,988	Total Missouri			363,834,152
	Montana – 0.0%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	516,325
	Nebraska – 0.0%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	17.318%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	AA-	1,496,045
1,545	17.299%, 11/01/48, 144A (IF) (5)	11/25 at 100.00	AA-	2,390,037
2,505	Total Nebraska			3,886,082
	Nevada – 1.6%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
830	5.000%, 9/01/38	9/28 at 100.00	N/R	910,045
7,985	5.375%, 9/01/48	9/28 at 100.00	N/R	8,777,591
930	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	995,807
13,290	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	11,564,692
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
3,040	5.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	2,684,350
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	16,156,859
9,500	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	9,582,080

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
$13,600	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	$13,762,928
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	77,171,697
36,390	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	33,664,389
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,067,540
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,663,338
1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,574,895
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A:
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,812,522
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,188,850
	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B:
1,660	5.000%, 7/01/36 (UB) (5)	7/28 at 100.00	A	1,999,121
1,000	5.000%, 7/01/37 (UB) (5)	7/28 at 100.00	A	1,202,650
1,000	5.000%, 7/01/38 (UB)	7/28 at 100.00	A	1,199,870
5,000	5.000%, 7/01/43 (UB) (5)	7/28 at 100.00	A	5,995,000
55,685	4.000%, 7/01/49 (UB) (5)	7/28 at 100.00	A	60,816,930
1,060	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,145,065
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
470	4.375%, 6/01/42	6/27 at 100.00	N/R	490,384
555	4.500%, 6/01/47	6/27 at 100.00	N/R	581,390
1,500	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49	12/30 at 100.00	N/R	1,652,280
3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	3,003,600
1,625	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,673,165
	Nevada System of Higher Education, Certificates of Participation, Series 2020A:
5,190	3.000%, 7/01/45 (UB) (5)	7/29 at 100.00	AA-	5,384,521
11,625	3.000%, 7/01/50 (UB) (5)	7/29 at 100.00	AA-	11,972,704
1,300	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,403,012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
$2,015	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$2,228,086
4,110	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,455,898
4,660	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	2/21 at 100.00	N/R	4,291,301
157,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A	7/38 at 31.26	N/R	23,670,890
90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D, 0.000%, 7/01/58, 144A	7/28 at 13.65	N/R	9,107,100
538,690	Total Nevada			328,850,550
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	B3	510,000
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	B3	354,419
625	0.000%, 1/01/23 – ACA Insured	No Opt. Call	B3	571,394
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	41,284
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	275,106
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	487,815
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,091,002
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (5)	8/24 at 100.00	A	15,146,648
20,005	Total New Hampshire			19,477,668
	New Jersey – 2.7%
4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	5,837,826
7,900	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	2/21 at 100.00	B+	6,473,655
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	2/21 at 100.00	Caa3	1,518,506
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	890,911
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,611,029
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,057,060
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,120	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,191,546
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,455,525

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
$1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	$1,080,612
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,677,278
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	2,917,000
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB	273,238
6,000	5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	7,000,560
1,750	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011B, 3.000%, 8/01/43 (AMT) (UB) (5)	8/24 at 100.00	A1	1,783,583
9,400	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C, 3.000%, 8/01/41 (AMT) (UB) (5)	8/24 at 100.00	A1	9,608,210
16,950	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44 (UB) (5)	11/29 at 100.00	BBB	18,798,058
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
865	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (5)	6/25 at 100.00	N/R (7)	1,056,468
14,865	5.250%, 6/15/40 (UB)	6/25 at 100.00	BBB	16,947,141
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (5)	12/26 at 100.00	BBB	17,286,900
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (5)	6/27 at 100.00	BBB	9,301,120
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
21,965	4.000%, 6/15/44 (UB) (5)	12/29 at 100.00	BBB	24,417,612
44,360	4.000%, 6/15/49 (UB) (5)	12/29 at 100.00	BBB	48,891,374
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB-	909,959
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB-	2,401,349
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	22,488,673
7,390	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	2/21 at 100.00	B	7,395,173
3,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	3,705,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
$9,750	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	$10,645,440
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,275,520
2,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	B+	2,755,517
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,020,830
3,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	2/21 at 100.00	BB+	3,300,100
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	15,180,640
3,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30 (AMT) (UB) (5)	12/26 at 100.00	AA	3,346,920
2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	2,686,400
7,625	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50 (AMT) (UB) (5)	12/28 at 100.00	A2	7,940,217
1,465	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.840%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	1,879,068
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (5)	6/26 at 100.00	Baa1	26,977,803
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB	1,601,338
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (5)	No Opt. Call	BBB	26,767,600
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB	2,003,730
49,200	0.000%, 12/15/38 – BAM Insured (UB) (5)	No Opt. Call	AA	32,651,088
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A:
2,060	0.000%, 12/15/38	No Opt. Call	BBB	1,229,264
71,475	0.000%, 12/15/39 (UB) (5)	No Opt. Call	BBB	41,083,115
14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (5)	12/28 at 100.00	Baa1	17,198,027
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (5)	12/28 at 100.00	BBB	45,386,000
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
11,215	4.000%, 6/15/44 (UB) (5)	12/28 at 100.00	BBB	12,420,725
6,495	3.500%, 6/15/46 (UB) (5)	12/28 at 100.00	BBB	6,771,882
18,975	4.000%, 6/15/50 (UB) (5)	12/28 at 100.00	BBB	20,826,770

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$22,795	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/50	12/30 at 100.00	BBB	$25,311,568
558,640	Total New Jersey			531,235,203
	New Mexico – 0.3%
1,230	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,285,817
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	670,014
3,810	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	3/21 at 58.09	N/R	1,838,782
645	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	656,739
4,465	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,500,675
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,064,060
5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	6,008,134
	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
700	7.625%, 10/01/23	2/21 at 100.00	N/R	700,056
3,145	7.750%, 10/01/38	2/21 at 100.00	N/R	3,135,439
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,008,832
5,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	5,030,700
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	2/21 at 103.00	N/R	18,585,999
50,677	Total New Mexico			49,485,247
	New York – 9.6%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	Ba1	13,475,094
3,470	0.000%, 7/15/35	No Opt. Call	Ba1	2,132,350
10,000	0.000%, 7/15/45	No Opt. Call	Ba1	3,981,600
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	210,344
7,645	5.500%, 11/01/44	11/24 at 100.00	BB	8,125,259
52,665	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	58,295,415

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$17,240	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	$17,317,408
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
5,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	5,222,250
10,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	10,242,900
2,125	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A	No Opt. Call	N/R	2,133,500
340	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A	No Opt. Call	N/R	340,381
1,620	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A	No Opt. Call	N/R	1,623,046
675	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/38	5/23 at 100.00	BBB-	713,043
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Maimonides Medical Center, Series 2020, 3.000%, 2/01/50 (UB) (5)	8/27 at 100.00	AA+	7,394,940
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	AA-	9,110,480
43,690	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (5)	3/30 at 100.00	A2	45,255,850
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
63,760	3.000%, 7/01/48 (UB) (5)	7/30 at 100.00	A3	67,282,102
29,115	4.000%, 7/01/53 (UB) (5)	7/30 at 100.00	A3	33,555,037
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,131,350
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	4,058,120
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
4,785	4.000%, 2/15/44 (UB) (5)	8/27 at 100.00	Aa2	5,440,449
10,685	4.000%, 2/15/46 (UB) (5)	8/27 at 100.00	Aa2	12,075,439
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (5)	9/28 at 100.00	Aa2	24,026,520
22,585	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 3.000%, 2/15/49 (UB) (5)	2/30 at 100.00	Aa2	23,937,164
15,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/50 (UB) (5)	9/30 at 100.00	Aa2	15,935,250
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
2,990	22.343%, 3/15/39, 144A (IF) (5)	3/24 at 100.00	AA+	5,003,107
4,000	22.372%, 3/15/44, 144A (IF) (5)	3/24 at 100.00	AA	6,622,040

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (5)	3/27 at 100.00	Aa2	$8,555,290
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (5)	3/28 at 100.00	Aa2	8,524,950
2,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	2/21 at 100.00	B-	2,001,780
14,000	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	4,938,780
40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (6)	1/34 at 100.00	N/R	40,466,790
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,954,315
4,770	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 5.660%, 2/01/44	2/30 at 100.00	N/R	5,267,988
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	10,699,584
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	14,170,583
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A:
4,460	5.530%, 2/01/40	2/30 at 100.00	N/R	4,928,300
5,880	5.730%, 2/01/50	2/30 at 100.00	N/R	6,491,990
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	4,992,550
16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	17,997,920
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1:
20,000	4.000%, 11/15/50 – AGM Insured (UB) (5)	5/30 at 100.00	A-	22,802,800
2,500	4.000%, 11/15/52 (UB) (5)	5/30 at 100.00	BBB+	2,749,800
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
6,000	5.000%, 11/15/50 (UB) (5)	5/30 at 100.00	BBB+	7,161,960
29,825	5.250%, 11/15/55 (UB) (5)	5/30 at 100.00	BBB+	36,409,167
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2:
13,500	4.000%, 11/15/47 (UB) (5)	11/30 at 100.00	BBB+	14,973,120
21,280	4.000%, 11/15/48 (UB) (5)	11/30 at 100.00	BBB+	23,579,942
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3:
24,925	4.000%, 11/15/49 (UB) (5)	11/30 at 100.00	BBB+	27,599,452
6,165	4.000%, 11/15/50 (UB) (5)	11/30 at 100.00	BBB+	6,820,894

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (5)	5/28 at 100.00	BBB+	$90,894,521
9,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/43 (UB) (5)	11/23 at 100.00	BBB+	10,507,462
4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 17.467%, 11/15/41, 144A (IF) (5)	11/22 at 100.00	A1	5,886,108
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	0.000%, 10/01/21 (4)	No Opt. Call	N/R	2,167,500
18,995	5.750%, 10/01/27 (4)	2/21 at 100.00	N/R	14,246,250
34,160	0.000%, 10/01/37 (4)	2/21 at 100.00	N/R	25,620,000
70,725	5.875%, 10/01/46 (4)	2/21 at 100.00	N/R	53,043,750
13,175	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 3.000%, 3/01/49 – AGM Insured (UB) (5)	9/30 at 100.00	BBB+	13,853,117
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (5)	6/22 at 100.00	AA+	10,660,000
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
970	21.816%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,465,592
2,000	21.838%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	3,022,900
1,320	21.838%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,995,114
3,700	22.544%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	5,592,365
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (5)	12/26 at 100.00	AA+	17,338,300
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	22.388%, 6/15/43, 144A (IF) (5)	6/21 at 100.00	AA+	2,183,607
2,245	21.762%, 6/15/44, 144A (IF) (5)	6/21 at 100.00	AA+	2,487,438
1,000	22.631%, 6/15/44, 144A (IF) (5)	6/21 at 100.00	AA+	1,108,380
2,155	22.768%, 6/15/44, 144A (IF) (5)	6/21 at 100.00	AA+	2,388,236
2,025	21.796%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	2,691,873
2,265	22.372%, 6/15/45, 144A (IF)	6/22 at 100.00	AA+	3,012,224
400	22.377%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	531,992
1,600	22.377%, 6/15/47, 144A (IF) (5)	6/23 at 100.00	AA+	2,414,208
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (5)	7/25 at 100.00	Aa3	2,961,125
5,000	5.000%, 7/15/41 (UB) (5)	7/25 at 100.00	Aa3	5,902,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (5)	1/26 at 100.00	Aa3	$11,043,600
21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (5)	2/27 at 100.00	Aa1	24,792,114
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (5)	5/28 at 100.00	Aa1	5,200,677
5,990	4.000%, 5/01/43 (UB) (5)	5/28 at 100.00	Aa1	6,922,164
22,500	4.000%, 5/01/44 (UB) (5)	5/28 at 100.00	Aa1	25,827,975
39,490	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%, 11/01/47 (UB) (5)	11/29 at 100.00	Aa1	42,026,048
8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (5)	10/27 at 100.00	AA-	9,811,295
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	A1	8,512,791
10,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	1/21 at 100.00	B-	10,099,500
75,000	New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%, 6/01/50	1/21 at 17.13	N/R	10,413,000
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	17.141%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	AA-	4,277,513
2,500	17.141%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	AA-	2,851,675
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
3,750	17.935%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	4,331,325
2,000	17.935%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	2,310,040
2,170	22.270%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	AA-	2,590,698
66,715	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	71,922,106
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,305	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	19,777,637
37,245	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	40,205,977
109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	120,871,575
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
15,405	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A-	16,053,705
1,980	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A2	2,079,693
19,675	4.000%, 1/01/53 – AGM Insured (UB) (5)	1/30 at 100.00	A2	23,119,305
19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (5)	9/27 at 100.00	Aa2	22,070,678

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
$3,440	4.000%, 3/15/43 (UB) (5)	9/27 at 100.00	Aa2	$3,928,239
20,265	4.000%, 3/15/45 (UB) (5)	9/27 at 100.00	Aa2	23,041,102
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	A2	5,512,952
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	BBB	4,981,882
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
6,475	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	6,581,514
79,570	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	80,738,883
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
10,845	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	12,273,395
5,000	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	5,687,050
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020A:
400	4.000%, 12/01/41 (AMT)	12/30 at 100.00	BBB	462,012
510	4.000%, 12/01/42 (AMT)	12/30 at 100.00	BBB	587,148
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
3,390	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	4,181,090
34,380	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	42,134,065
41,405	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	47,652,600
12,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	12,409,560
3,145	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (AMT)	7/27 at 100.00	N/R	3,308,226
4,125	Oneida County Local Development Corporation, New York, Revenue Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%, 12/01/44 (UB) (5)	12/29 at 100.00	AA	4,374,563
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba3	1,700,616
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000	5.000%, 11/01/44 (AMT) (UB) (5)	11/29 at 100.00	A+	1,246,720
8,900	5.000%, 11/01/49 (AMT) (UB) (5)	11/29 at 100.00	A+	11,015,174

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$12,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43 (UB) (5)	9/28 at 100.00	A+	$14,094,294
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019, 4.000%, 9/01/39 (AMT) (UB) (5)	9/29 at 100.00	A+	1,168,870
45,765	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, 4.000%, 11/01/59 (AMT) (UB) (5)	11/29 at 100.00	A+	52,121,758
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-one Series 2020:
3,000	4.000%, 7/15/50 (AMT)	7/30 at 100.00	A+	3,465,840
15,490	4.000%, 7/15/60 (AMT) (UB) (5)	7/30 at 100.00	A+	17,796,306
635	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	2/21 at 100.00	N/R	640,436
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
50,335	4.000%, 11/15/47 (UB) (5)	5/28 at 100.00	AA-	57,578,710
19,655	4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA-	22,457,213
40,925	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	43,836,814
9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	10,951,020
1,890,335	Total New York			1,930,742,348
	North Carolina – 0.4%
680	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	697,979
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,633,488
2,500	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	2,673,750
30,275	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45 (UB) (5)	1/30 at 100.00	A2	32,045,179
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 22.087%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	AA	2,682,180
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,810,222
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
5,000	0.000%, 1/01/40 (UB) (5)	1/30 at 74.03	AA+	3,104,600
6,000	0.000%, 1/01/41 (UB) (5)	1/30 at 71.45	AA+	3,574,380
5,150	0.000%, 1/01/42 (UB) (5)	1/30 at 68.97	AA+	2,946,573
4,500	0.000%, 1/01/43 (UB) (5)	1/30 at 66.61	AA+	2,478,150
3,250	0.000%, 1/01/46 (UB) (5)	1/30 at 60.08	AA+	1,599,098
16,000	0.000%, 1/01/48 (UB) (5)	1/30 at 55.97	AA+	7,305,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$2,415	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/45 (UB) (5)	No Opt. Call	Aa3	$3,773,703
7,265	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory Put 7/01/34)	7/33 at 100.00	N/R	7,643,317
89,355	Total North Carolina			74,968,539
	North Dakota – 0.1%
3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,426,192
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	AA-	7,382,639
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,849,675
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	8,573,575
26,970	Total North Dakota			21,232,081
	Ohio – 4.1%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193 Formerly Tender Option Bond Trust 3352, 17.342%, 5/01/42, 144A (IF) (5)	5/22 at 100.00	A+	3,134,850
1,023,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	156,013,501
166,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	188,661,476
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,421,643
5,035	6.000%, 12/01/43	12/22 at 100.00	N/R	5,071,504
10,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	10,519,000
2,250	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	2/21 at 100.00	N/R	2,256,232
6,275	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	6,249,084
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	14,902,021
18,830	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2020, 4.000%, 9/15/50 (UB) (5)	3/30 at 100.00	A3	20,925,779
3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 17.428%, 2/01/44, 144A (IF) (5)	2/24 at 100.00	A1	5,279,492
2,000	Hardin County, Ohio Economic Development Facility Revenue Bonds, Ohio Northern University, Refunding & Improvement Series 2020, 5.500%, 5/01/50	5/27 at 103.00	N/R	2,101,020

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,580	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	$2,711,322
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
150	5.000%, 12/01/22	2/21 at 100.00	N/R	150,171
3,250	5.000%, 12/01/32	2/21 at 100.00	N/R	3,250,390
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,448,054
4,855	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,086,972
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (5)	8/28 at 100.00	A2	19,423,040
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (5)	8/26 at 100.00	A2	12,312,158
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	1,977,385
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,137,662
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	16,727,454
77,813	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	97,266
74,250	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	81,795,285
18,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	22,525
12,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	12,845,625
29,738	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	37,173
3,570	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	4,463
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)	No Opt. Call	N/R	21,331
5,950	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)	No Opt. Call	N/R	7,438
10,125	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (4)	No Opt. Call	N/R	12,656
3,810	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	4,763

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$7,175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	$8,969
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,280,975
1,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	1,915,226
10,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 4.000%, 1/15/50 (UB) (5)	1/30 at 100.00	A	11,841,585
205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa2	208,300
48,650	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	60,812
36,355	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	45,444
11,290	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	14,113
16,065	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	20,081
24,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	30,394
19,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	23,969
49,675	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	62,094
50,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	50,521,087
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	14,654,087
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,686,463
17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	18,427,094
13,880	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	13,443,474

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
$1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	$1,511,115
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,027,690
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,075,300
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,350,768
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,504,000
1,200	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,267,752
27,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42, 144A (AMT)	12/27 at 103.00	N/R	28,599,480
27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	29,343,820
2,010,976	Total Ohio			813,532,827
	Oklahoma – 0.3%
6,375	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (7)	6,704,524
5,475	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 4.000%, 9/01/45 (UB) (5)	9/29 at 100.00	Baa1	6,046,426
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
2,828	0.000%, 11/01/46 (4)	11/26 at 100.00	N/R	14,141
4,149	0.000%, 11/01/51 (4)	11/26 at 100.00	N/R	20,746
2,050	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,202,520
14,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	14,685,860
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,609,207
16,080	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	16,859,076
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	16,030,800
71,307	Total Oklahoma			68,173,300
	Oregon – 0.3%
4,000	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2017A, 0.000%, 6/15/36 (5)	6/27 at 67.23	AA+	2,472,280
815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55, 144A	6/27 at 102.00	N/R	853,444

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A:
$670	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	$708,739
1,810	5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	1,891,052
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (5)	10/25 at 100.00	AA-	9,834,863
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	582,587
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,738,308
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,731,865
9,135	Oregon Health and Science University, Revenue Bonds, Series 2019A, 3.000%, 7/01/49 (UB) (5)	1/30 at 100.00	AA-	9,785,321
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,235,000
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	431,500
800	4.375%, 6/15/43	6/28 at 100.00	N/R	896,592
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	2/21 at 100.00	N/R	2,400,491
18,280	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 3.000%, 5/15/49 (UB) (5)	5/29 at 100.00	A+	19,228,915
55,915	Total Oregon			57,790,957
	Pennsylvania – 2.3%
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	Caa2	9,916,168
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	12,875,795
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,316,475
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,637,425
2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,116,339
10,550	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	Caa2	10,620,474

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
$2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	$2,549,232
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,678,323
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,277,600
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	16,887,984
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	4,065,262
35,695	3.500%, 4/01/41 (4)	No Opt. Call	N/R	44,619
45,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)	No Opt. Call	N/R	57,319
46,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	57,500
50,320	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	62,900
5,100	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21)	No Opt. Call	N/R	5,138,250
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB)	11/27 at 100.00	BB+	19,265,486
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Tender Option Bonds 3374 As of 6/4/2015 Converted to Trust 2015-XF2049, 21.479%, 11/01/44, 144A (IF) (5)	5/22 at 100.00	A+	2,310,070
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa2	1,277,350
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	741,547
680	5.000%, 12/01/35	12/25 at 100.00	N/R	702,950
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,442,588
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB	12,150,557
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB	6,552,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
$550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	$569,696
1,499	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,542,741
3,500	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2021, 4.500%, 11/30/21, 144A (WI/DD, Settling 1/05/21)	7/21 at 100.00	N/R	3,501,281
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	1,741,549
5,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	5,151,300
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (5)	1/28 at 100.00	A-	3,295,650
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BB+	1,009,220
3,425	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,564,124
6,004	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,161,425
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
15,810	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	A	17,803,799
8,130	4.000%, 9/01/51 (UB) (5)	9/29 at 100.00	A	9,133,405
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,099,050
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	18.093%, 2/15/31, 144A (IF) (5)	8/23 at 100.00	Aa1	1,413,918
1,340	18.123%, 2/15/32, 144A (IF) (5)	8/23 at 100.00	Aa1	2,006,074
1,410	18.108%, 2/15/33, 144A (IF) (5)	8/23 at 100.00	Aa1	2,110,277
1,480	18.139%, 2/15/34, 144A (IF) (5)	8/23 at 100.00	Aa1	2,216,344
1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	2/21 at 100.00	N/R	267,838
327	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	81,598
4,600	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	4,966,850
30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	32,987,760

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	$32,987,760
18,420	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Taxable Series 2020B-2, 10.000%, 12/01/29, 144A	No Opt. Call	N/R	18,863,554
20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	25,650
13,275	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	16,594
28,870	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	25,060,603
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019:
1,290	5.250%, 6/01/26 (AMT), 144A	No Opt. Call	N/R	1,297,185
4,195	5.750%, 6/01/36 (AMT), 144A	6/26 at 103.00	N/R	4,247,689
2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc Project, Series 2010B, 8.000%, 5/01/29	2/21 at 100.00	Caa1	2,078,632
2,765	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/42	11/22 at 100.00	BB	2,815,904
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189 Formerly Tender Option Bond Trust 3252:
750	20.890%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	AA	852,990
1,205	21.395%, 8/15/41, 144A (IF) (5)	8/21 at 100.00	AA	1,374,170
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,523,478
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,645,907
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,744,477
860	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	2/21 at 100.00	Baa3	860,447
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Alliance for Progress Charter School, Series 2019A:
920	5.000%, 6/15/39	6/26 at 100.00	N/R	980,803
1,385	5.000%, 6/15/49	6/26 at 100.00	N/R	1,459,748
11,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	12,406,257

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
$10,915	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	$10,998,063
11,045	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	11,188,695
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,357,890
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
660	6.050%, 5/01/23	2/21 at 100.00	N/R	650,701
985	6.250%, 5/01/33	2/21 at 100.00	N/R	911,539
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	372,738
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	5,162,345
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,109,640
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,753,543
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,541,902
8,590	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2019D, 3.000%, 9/01/44 – AGM Insured (UB) (5)	9/29 at 100.00	A2	9,393,938
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	868,341
3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,355,192
	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016:
2,000	5.000%, 6/01/36	6/26 at 100.00	BB+	2,082,460
5,145	5.000%, 6/01/46	6/26 at 100.00	BB+	5,276,918
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (5)	6/29 at 100.00	Aa3	27,915,462
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	9,210,560
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	6,992,100
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (5)	4/29 at 100.00	A2	9,791,356
646,851	Total Pennsylvania			460,543,583

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 5.9%
$79,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	2/21 at 15.36	N/R	$12,084,630
40,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.000%, 5/15/57	2/21 at 6.62	N/R	2,700,000
173,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	195,152,447
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,625	5.500%, 7/01/28	7/22 at 100.00	CCC	8,092,031
2,020	5.250%, 7/01/29	7/22 at 100.00	CCC	2,136,150
8,592	5.000%, 7/01/33	7/22 at 100.00	CCC	9,032,340
13,000	5.125%, 7/01/37	7/22 at 100.00	CCC	13,682,500
43,200	5.750%, 7/01/37	7/22 at 100.00	CCC	45,954,000
10,000	5.250%, 7/01/42	7/22 at 100.00	CCC	10,537,500
40,625	6.000%, 7/01/47	7/22 at 100.00	CCC	43,316,406
10,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 5.350%, 7/01/27	2/21 at 100.00	CCC	10,025,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
1,225	4.050%, 7/01/40 (4)	2/21 at 100.00	D	957,031
95,170	4.050%, 7/01/40 (4)	2/21 at 100.00	D	76,968,737
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
4,505	3.957%, 7/01/21 (4)	2/21 at 100.00	D	3,649,050
25	3.957%, 7/01/22 (4)	2/21 at 100.00	D	20,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,650	3.941%, 7/01/29 (4)	7/22 at 100.00	D	2,139,875
7,000	3.957%, 7/01/29 (4)	7/22 at 100.00	D	5,670,000
2	3.957%, 7/01/42 (4)	7/22 at 100.00	D	1,558
50,045	3.957%, 7/01/42 (4)	7/22 at 100.00	D	40,536,450
12,855	3.961%, 7/01/42 (4)	7/22 at 100.00	D	10,412,550
3	3.961%, 7/01/42 (4)	7/22 at 100.00	D	2,336
5,845	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (4)	No Opt. Call	N/R	4,668,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
$7,110	3.957%, 7/01/21 (4)	6/20 at 100.00	N/R	$5,652,450
2,040	3.957%, 7/01/21 (4)	2/21 at 100.00	D	1,652,400
5,155	3.957%, 7/01/22 (4)	2/21 at 100.00	D	4,175,550
140	3.957%, 7/01/23 (4)	2/21 at 100.00	D	113,400
805	3.957%, 7/01/25 (4)	2/21 at 100.00	D	652,050
2,215	3.957%, 7/01/27 (4)	2/21 at 100.00	D	1,794,150
19,875	3.957%, 7/01/32 (4)	2/21 at 100.00	D	16,098,750
33,525	3.957%, 7/01/37 (4)	2/21 at 100.00	D	27,155,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,465	3.999%, 7/01/21 (4)	No Opt. Call	N/R	1,170,169
905	5.000%, 7/01/24 (4)	2/21 at 100.00	D	733,050
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,144,220
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,600	3.978%, 7/01/21 (4)	2/21 at 100.00	D	1,300,000
3,420	3.978%, 7/01/23 (4)	2/21 at 100.00	D	2,778,750
525	3.978%, 7/01/25 (4)	2/21 at 100.00	D	410,156
845	3.978%, 7/01/26 (4)	2/21 at 100.00	D	686,563
610	3.998%, 7/01/27 (4)	2/21 at 100.00	D	495,625
8,663	3.978%, 7/01/28 (4)	2/21 at 100.00	D	7,038,687
2,620	3.978%, 7/01/29 (4)	2/21 at 100.00	D	2,128,750
170	3.978%, 7/01/30 (4)	2/21 at 100.00	D	138,125
4,478	3.978%, 7/01/31 (4)	2/21 at 100.00	D	3,638,375
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
280	3.957%, 7/01/21 (4)	2/21 at 100.00	D	226,800
185	3.957%, 7/01/22 (4)	2/21 at 100.00	D	149,850
1,510	3.895%, 7/01/23 (4)	2/21 at 100.00	D	1,219,325
3,225	3.957%, 7/01/24 (4)	2/21 at 100.00	D	2,612,250
2,000	3.926%, 7/01/25 (4)	2/21 at 100.00	D	1,615,000
810	3.957%, 7/01/25 (4)	2/21 at 100.00	D	656,100
30	3.937%, 7/01/26 (4)	2/21 at 100.00	D	24,225
190	3.978%, 7/01/26 (4)	2/21 at 100.00	D	154,375
3,000	3.978%, 7/01/26 (4)	2/21 at 100.00	D	2,343,750
280	3.957%, 7/01/27 (4)	2/21 at 100.00	D	226,800
8,765	3.978%, 7/01/27 (4)	2/21 at 100.00	D	7,121,562
140	3.957%, 7/01/28 (4)	2/21 at 100.00	D	113,400
6,105	3.978%, 7/01/28 (4)	2/21 at 100.00	D	4,960,312
1	3.990%, 7/01/28 (4)	2/21 at 100.00	D	779

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
$1,960	3.926%, 7/01/25 (4)	2/21 at 100.00	D	$1,582,700
215	3.937%, 7/01/26 (4)	2/21 at 100.00	D	173,613
640	3.978%, 7/01/26 (4)	2/21 at 100.00	D	520,000
405	3.947%, 7/01/27 (4)	2/21 at 100.00	D	327,038
260	3.978%, 7/01/27 (4)	2/21 at 100.00	D	211,250
6,195	3.978%, 7/01/35 (4)	2/21 at 100.00	D	5,033,437
805	4.019%, 7/01/36 (4)	2/21 at 100.00	D	658,088
64,980	3.978%, 7/01/40 (4)	2/21 at 100.00	D	52,796,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
135	3.957%, 7/01/21 (4)	No Opt. Call	N/R	107,325
125	3.957%, 7/01/21 (4)	No Opt. Call	N/R	99,375
475	3.957%, 7/01/21 (4)	No Opt. Call	N/R	377,625
60	3.978%, 7/01/21 (4)	2/21 at 100.00	D	48,750
1,150	3.978%, 7/01/21 (4)	No Opt. Call	N/R	917,125
590	3.978%, 7/01/21 (4)	No Opt. Call	N/R	470,525
4,350	3.978%, 7/01/22 (4)	2/21 at 100.00	D	3,534,375
1,620	3.978%, 7/01/23 (4)	2/21 at 100.00	D	1,316,250
205	3.957%, 7/01/24 (4)	2/21 at 100.00	D	166,050
10,510	3.978%, 7/01/24 (4)	2/21 at 100.00	D	8,539,375
21,180	3.978%, 7/01/25 (4)	2/21 at 100.00	D	17,208,750
210	3.957%, 7/01/26 (4)	2/21 at 100.00	D	170,100
20,560	3.978%, 7/01/26 (4)	2/21 at 100.00	D	16,705,000
215	3.957%, 7/01/28 (4)	2/21 at 100.00	D	174,150
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
8,560	4.123%, 7/01/33 (4)	7/23 at 100.00	D	7,158,300
1,733	4.102%, 7/01/36 (4)	7/23 at 100.00	D	1,392,899
12,320	4.102%, 7/01/36 (4)	7/23 at 100.00	D	10,271,800
4,655	4.123%, 7/01/40 (4)	7/23 at 100.00	D	3,892,744
19,460	4.123%, 7/01/43 (4)	7/23 at 100.00	D	16,273,425
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/21 (4)	No Opt. Call	N/R	825,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
$105	3.999%, 7/01/21 (4)	6/20 at 100.00	N/R	$83,869
2,895	3.999%, 7/01/21 (4)	2/21 at 100.00	D	2,359,425
950	3.988%, 7/01/22 (4)	2/21 at 100.00	D	773,063
1,890	3.988%, 7/01/23 (4)	2/21 at 100.00	D	1,537,987
535	3.988%, 7/01/24 (4)	2/21 at 100.00	D	435,356
1,755	3.978%, 7/01/25 (4)	2/21 at 100.00	D	1,425,938
3,485	3.957%, 7/01/28 (4)	2/21 at 100.00	D	2,822,850
13,350	3.978%, 7/01/33 (4)	2/21 at 100.00	D	10,846,875
28,635	3.999%, 7/01/38 (4)	2/21 at 100.00	D	23,337,525
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
5,270	4.036%, 7/01/30 (4)	2/21 at 100.00	D	4,248,937
66,460	4.044%, 7/01/32 (4)	2/21 at 100.00	D	53,666,450
34,350	4.061%, 7/01/40 (4)	2/21 at 100.00	D	27,823,500
14,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	2/21 at 100.00	D	11,456,594
1,210	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.310%, 7/01/39 – FGIC Insured (4)	No Opt. Call	C	989,175
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
359,881	0.000%, 7/01/46	7/28 at 41.38	N/R	111,793,462
122,927	0.000%, 7/01/51	7/28 at 30.01	N/R	27,525,814
7,000	4.750%, 7/01/53	7/28 at 100.00	N/R	7,710,220
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1:
11,648	0.000%, 7/01/46	7/28 at 41.38	N/R	3,618,335
50,220	0.000%, 7/01/51	7/28 at 30.01	N/R	11,245,262
13,165	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	14,507,040
66,482	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	2/21 at 100.00	D	45,706,375
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
3,065	5.000%, 6/01/21	2/21 at 100.00	C	3,065,000
1,930	5.000%, 6/01/22	2/21 at 100.00	C	1,920,350
830	5.000%, 6/01/23	2/21 at 100.00	C	821,700
6,960	5.000%, 6/01/24	2/21 at 100.00	C	6,855,600
7,050	5.000%, 6/01/25	1/21 at 100.00	C	6,909,000
2,105	5.000%, 6/01/26	2/21 at 100.00	C	2,052,375
8,875	5.000%, 6/01/30	2/21 at 100.00	C	8,608,750

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
$4,320	5.000%, 6/01/21	2/21 at 100.00	C	$4,320,000
4,695	5.000%, 6/01/22	2/21 at 100.00	C	4,671,525
75	5.000%, 6/01/23	2/21 at 100.00	C	74,250
3,075	5.000%, 6/01/24	2/21 at 100.00	C	3,028,875
1,355	5.000%, 6/01/25	2/21 at 100.00	C	1,327,900
3,345	5.000%, 6/01/26	1/21 at 100.00	C	3,261,375
7,203	5.000%, 6/01/30	2/21 at 100.00	C	6,986,910
4,882	5.000%, 6/01/36	2/21 at 100.00	C	4,735,540
1,782,225	Total Puerto Rico			1,172,625,054
	Rhode Island – 0.2%
249,290	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	1/21 at 15.66	CCC-	39,589,745
	South Carolina – 1.7%
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	21.005%, 5/30/22, 144A (IF) (5)	No Opt. Call	A	793,157
500	21.164%, 5/30/22, 144A (IF) (5)	No Opt. Call	A	776,260
1,000	21.164%, 5/30/22, 144A (IF) (5)	No Opt. Call	A	1,520,730
2,735	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,217,784
5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	2/21 at 100.00	N/R	1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/21 (4)	No Opt. Call	N/R	2,952,180
10,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	12,486,800
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 5.000%, 8/15/41 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	10,413,991
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020:
2,160	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	2,101,874
5,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	4,802,800
1,970	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,212,251
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB+	4,254,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
$1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	$1,525,016
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,720,966
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.750%, 10/01/45	10/27 at 103.00	N/R	1,017,050
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,569,821
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	750,600
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,257,221
33,800	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44 (UB) (5)	6/30 at 100.00	A+	39,234,364
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (5)	5/28 at 100.00	AA-	21,991,725
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (5)	5/28 at 100.00	A3	12,017,247
8,560	5.000%, 5/01/48 (UB) (5)	5/28 at 100.00	A3	10,182,634
	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
6,780	5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A-	8,133,559
7,770	5.000%, 12/01/56 (UB) (5)	12/26 at 100.00	A-	9,260,364
1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	1,814,716
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A-	33,115,197
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (5)	12/24 at 100.00	A-	11,450,000
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (5)	12/23 at 100.00	A-	2,423,034
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (5)	6/24 at 100.00	A-	2,896,515
68,695	5.500%, 12/01/54 (UB) (5)	6/24 at 100.00	A-	78,960,094
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (5)	12/25 at 100.00	A-	5,878,218
17,625	South Carolina State Ports Authority, Revenue Bonds, Series 2019B8, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	19,886,287
7,895	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	2/21 at 100.00	N/R	7,898,474

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$3,580	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	2/21 at 100.00	N/R	$3,581,575
311,537	Total South Carolina			338,195,274
	South Dakota – 0.0%
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	5,686,656
	Tennessee – 1.6%
2,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	1,442,320
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,607,210
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	654,853
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	647,845
16,665	0.000%, 12/01/31, 144A	No Opt. Call	N/R	9,621,538
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,724,413
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	7,239,061
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	18.941%, 1/01/40, 144A (IF) (5)	1/23 at 100.00	AA-	3,542,996
865	18.923%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	AA-	1,203,881
2,500	18.950%, 1/01/45, 144A (IF) (5)	1/23 at 100.00	AA-	3,480,825
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (5)	7/28 at 100.00	Baa1	71,887,430
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,089,640
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A (4), (8)	11/24 at 100.00	N/R	5,061,000
59,375	6.000%, 5/01/34, 144A (4), (8)	11/24 at 100.00	N/R	41,562,500
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC	4,498,006
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
4,405	5.500%, 7/01/37	7/27 at 100.00	N/R	4,334,432
5,150	5.625%, 1/01/46	7/27 at 100.00	N/R	5,066,158
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	8,274,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 0.000%, 6/15/22, 144A (4)	No Opt. Call	N/R	$741,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,316,810
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,540,972
16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	Aa1	19,389,207
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (5)	7/27 at 100.00	A3	23,730,399
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,450,073
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A (4), (8)	6/27 at 100.00	N/R	9,993,500
17,235	7.500%, 6/01/47, 144A (4), (8)	6/27 at 100.00	N/R	9,479,250
46,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	57,120,310
11,580	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	2/21 at 100.00	N/R	9,403,771
342,380	Total Tennessee			318,103,400
	Texas – 4.2%
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A	9/29 at 100.00	N/R	4,683,760
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48, 144A	9/29 at 100.00	N/R	3,507,420
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB-	4,729,267
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	857,768
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,673,845
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,436,105
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,487,821
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	6/21 at 100.00	BB	493,891
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,253,180

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
$1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	$1,073,760
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,904,652
900	5.000%, 8/15/53	8/27 at 100.00	N/R	949,653
2,720	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB	2,732,838
6,160	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,646,147
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	1,106,100
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	4,184,625
5,235	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,633,593
3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	4,488,294
7,085	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	7,402,408
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,969,137
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,882,774
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	5,037,592
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	8,825,054
6,000	Celina, Texas, Special Assessment Revenue Bonds, Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	7,059,720
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,535,448
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,594,854
3,750	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	4,342,612
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,120,175
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,663,590
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	5,835,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46	9/26 at 100.00	N/R	$1,119,950
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	385,492
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	487,650
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,326,450
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	2,000,594
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,840,650
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,256,450
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,349,373
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,320,484
5,805	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,136,291
10,250	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,808,112
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	745,731
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,756,458
520	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 3-4 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	541,559
1,530	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,618,694
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	2,135,903
2,940	5.700%, 9/01/47	9/28 at 100.00	N/R	3,381,735
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,657,223
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,890,040
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,325,940

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB- (7)	$6,990,472
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
820	6.625%, 9/01/31	9/23 at 100.00	N/R	899,089
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,552,434
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	9,925,331
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	3/21 at 102.00	N/R	1,425,718
2,000	6.750%, 9/01/43	3/21 at 102.00	N/R	2,033,480
28,985	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50 (UB) (5)	4/30 at 100.00	A2	30,789,026
2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	2/21 at 100.00	B3	2,532,176
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,823,325
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	141,984

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	$1,380,134
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	442,942
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,205,918
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,167,968
520	0.000%, 11/15/26 (ETM)	No Opt. Call	Baa2 (7)	500,885
4,400	0.000%, 11/15/26	No Opt. Call	BB+	3,765,300
355	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (7)	337,225
4,645	0.000%, 11/15/27	No Opt. Call	BB+	3,833,937
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	447,283
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	9,211,648
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	113,821
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	7,931,976
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,845,053
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,267,141
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,522,550
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,259,817
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,202,546
35	0.000%, 11/15/35	11/31 at 78.18	BB+	19,023
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	2,120,102
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	728,249
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	863,559
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	473,583
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,939,147
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,487,118
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	712,779
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	59,364
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	338,177
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	747,247
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	13,631
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	94,111
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	258,697
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,516,762
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,508,549
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,405,130
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,373,223

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
$1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	$712,177
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,681,657
8,805	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,611,019
1,025	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	1,124,589
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,529,662
7,080	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	2/21 at 100.00	N/R	7,081,982
8,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	B	8,308,640
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1:
5,000	5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	5,346,050
595	5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	634,675
5,400	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	5,984,280
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,500,415
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,348,982
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	2,181,807
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	2,013,499
2,500	Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Major Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A	9/30 at 100.00	N/R	2,621,550
1,015	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,112,237
1,270	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/15/49, 144A	9/29 at 100.00	N/R	1,412,684
2,765	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,866,863
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,140,183
3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	4,078,581

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
$450	5.125%, 9/01/27, 144A	No Opt. Call	N/R	$498,344
2,160	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,521,282
1,100	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,238,578
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.000%, 9/01/22, 144A	No Opt. Call	N/R	91,365
6,595	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	7,583,525
5,175	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	6,006,881
	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	861,532
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,589,409
1,500	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,675,890
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
70	0.000%, 9/01/21, 144A	No Opt. Call	N/R	69,151
70	0.000%, 9/01/22, 144A	No Opt. Call	N/R	67,178
70	0.000%, 9/01/23, 144A	No Opt. Call	N/R	65,741
12,225	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	14,245,059
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.000%, 9/01/21, 144A	No Opt. Call	N/R	122,994
125	0.000%, 9/01/22, 144A	No Opt. Call	N/R	119,876
125	0.000%, 9/01/23, 144A	No Opt. Call	N/R	116,651
125	0.000%, 9/01/24, 144A	No Opt. Call	N/R	113,351
125	0.000%, 9/01/25, 144A	No Opt. Call	N/R	110,125
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	7,603,155
	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020:
600	4.500%, 9/15/40, 144A	9/30 at 100.00	N/R	669,318
600	4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	666,000
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	1,951,946

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A	9/29 at 100.00	N/R	$1,861,449
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
850	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	1,000,255
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,859,451
1,510	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,730,339
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	1,113,400
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,556,289
18,305	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	17,907,965
17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4), (8)	1/26 at 102.00	N/R	760,209
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	1,721,340
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,597,414
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB+	2,119,030
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB+	6,064,990
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,571,485
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
3,235	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	3,267,900
1,825	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	1,841,607
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,544,918
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	621,660
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	885,720
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	1,727,460
7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	B-	6,339,214

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	$1,497,718
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,527,200
13,600	5.000%, 7/01/35	7/25 at 100.00	CCC	11,288,000
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	95,616,000
1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,741,176
9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (5)	8/27 at 100.00	Aa3	11,460,647
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	1,023,630
1,250	5.000%, 6/15/42	6/22 at 100.00	N/R	1,275,987
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,068,280
43,310	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/58 (UB) (5)	12/29 at 100.00	A+	50,431,030
670	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40, 144A	9/30 at 100.00	N/R	727,365
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
1,130	5.250%, 9/01/40, 144A	9/30 at 100.00	N/R	1,227,124
1,500	5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	1,621,860
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	710,891
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,067,900
6,705	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	7,700,491
2,080	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,277,496
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019:
1,000	5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	1,130,640
2,000	5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,258,500
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	3,805,186

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
$6,280	0.000%, 12/15/32 (4)	12/21 at 100.00	N/R	$4,160,500
3,800	0.000%, 12/15/42 (4)	12/21 at 100.00	N/R	2,517,500
14,375	0.000%, 12/15/47 (4)	12/21 at 100.00	N/R	9,523,437
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,571,896
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,591,852
445	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	458,626
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
1,365	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	1,511,642
2,495	4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	2,746,795
4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,690,812
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Major Improvement Area Project, Series 2020:
400	4.875%, 9/15/40, 144A	9/30 at 100.00	N/R	421,836
700	5.125%, 9/15/50, 144A	9/30 at 100.00	N/R	738,367
2,235	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50, 144A	9/30 at 100.00	N/R	2,322,813
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39, 144A	9/28 at 100.00	N/R	5,101,766
5,000	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	5,772,050
2,500	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper Public Improvement District Series 2020, 5.625%, 9/01/50	9/30 at 100.00	N/R	2,700,850
100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	25,000
11,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/50 (UB) (5)	12/29 at 100.00	AA	11,852,893
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	270,466
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,550,625
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,522,466

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A, 6.375%, 2/15/48 (4)	2/27 at 100.00	N/R	$818,580
4,500	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 0.000%, 11/15/37 (4)	2/21 at 100.00	N/R	2,700,000
3,140	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 0.000%, 11/15/41 (4)	11/24 at 100.00	N/R	1,884,000
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A:
705	0.000%, 11/15/35 (4)	11/25 at 100.00	N/R	423,000
4,025	0.000%, 11/15/45 (4)	11/25 at 100.00	N/R	2,415,000
2,075	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38 (4)	2/21 at 100.00	N/R	1,683,572
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A, 6.375%, 2/15/52 (4)	2/27 at 100.00	N/R	819,520
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	109,167
6,665	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	7,670,349
3,660	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,183,051
2,835	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	2/21 at 100.00	B-	2,835,992
12,423	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	13,557,808
3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	4,039,739
4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,430,880
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,108,339
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,832,911
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,271,567
922,353	Total Texas			844,067,708

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.4%
$11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (4)	12/27 at 100.00	N/R	$9,335,780
700	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	729,820
	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2020A:
3,875	5.250%, 2/01/40, 144A	9/25 at 103.00	N/R	3,943,471
11,000	5.500%, 2/01/50, 144A	9/25 at 103.00	N/R	11,152,020
1,955	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%, 8/15/50, 144A	9/25 at 103.00	N/R	1,978,812
2,000	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42 (Pre-refunded 7/15/22)	7/22 at 100.00	BBB- (7)	2,188,120
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,705	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	1,846,668
1,670	5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,783,710
830	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A, 5.000%, 6/15/49, 144A	12/29 at 100.00	N/R	889,943
5,200	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	5,315,284
170	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Taxable Refunding Series 2020B, 5.000%, 7/15/21, 144A	No Opt. Call	N/R	170,048
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Renaissance Academy Project, Refunding Series 2020:
950	5.000%, 6/15/40, 144A	6/28 at 102.00	Ba2	1,046,131
2,000	5.000%, 6/15/55, 144A	6/28 at 102.00	Ba2	2,149,460
5,430	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	5,800,435
3,180	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 100.00	N/R	3,357,094
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (5)	5/24 at 100.00	AA+	12,216,579
5,795	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 3.000%, 5/15/50 (UB) (5)	5/30 at 100.00	AA+	6,158,636
6,450	Utah State Board of Regents, Revenue Bonds, Dixie University, Series 2019, 3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AA	6,841,773
75,540	Total Utah			76,903,784
	Virgin Islands – 1.2%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
400	4.000%, 10/01/22	No Opt. Call	N/R	389,368
7,215	5.000%, 10/01/32	10/22 at 100.00	N/R	6,762,619

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
$16,050	5.000%, 10/01/24	No Opt. Call	N/R	$15,605,575
9,750	5.000%, 10/01/30	10/24 at 100.00	N/R	9,227,790
40,815	5.000%, 10/01/39	10/24 at 100.00	N/R	37,277,564
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	453,065
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
6,245	5.000%, 10/01/24	No Opt. Call	N/R	6,072,076
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,142,004
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
10	5.000%, 10/01/24	2/21 at 100.00	Caa2	10,002
225	5.000%, 10/01/29	2/21 at 100.00	Caa2	225,013
525	5.000%, 10/01/39	2/21 at 100.00	Caa2	524,953
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
11,365	5.000%, 10/01/25	2/21 at 100.00	Caa2	11,366,705
16,600	5.000%, 10/01/29	2/21 at 100.00	Caa2	16,600,996
3,891	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	3,917,070
2,226	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	2/21 at 100.00	Caa2	2,226,334
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,545,916
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,875,540
7,380	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	2/21 at 100.00	Caa3	7,098,158
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	2/21 at 100.00	Caa3	12,476,132
22,830	5.250%, 10/01/29	2/21 at 100.00	Caa3	22,635,488
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	2/21 at 100.00	Caa3	1,032,371
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
12,405	6.625%, 10/01/29	2/21 at 100.00	Caa3	12,454,124
36,185	6.750%, 10/01/37	2/21 at 100.00	Caa3	36,316,713
23,192	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	23,213,327

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
$65	5.000%, 7/01/22	2/21 at 100.00	Caa3	$63,684
20	5.000%, 7/01/25	2/21 at 100.00	Caa3	18,996
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	2/21 at 100.00	Caa3	885,544
254,139	Total Virgin Islands			248,417,127
	Virginia – 3.5%
2,340	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2019A, 3.000%, 7/15/46 (UB) (5)	7/30 at 100.00	AAA	2,632,172
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
6,725	4.000%, 7/01/45 (UB) (5)	7/30 at 100.00	A+	7,954,196
20,850	3.750%, 7/01/50 (UB) (5)	7/30 at 100.00	A+	23,882,632
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44 (4)	11/24 at 100.00	N/R	16,554,262
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	4.125%, 3/01/21 (4)	No Opt. Call	N/R	1,279,800
5,188	4.356%, 3/01/25 (4)	1/21 at 100.00	N/R	3,112,800
9,263	4.455%, 3/01/34 (4)	1/21 at 100.00	N/R	5,557,800
1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	3/21 at 100.00	N/R	724,950
	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,138,984
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,927,142
11,225	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,762,116
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	7,005,212
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	5,894,896
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,527,302
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	32,448,640
15,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	17,057,850
5,820	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	5,895,835

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
$9,065	4.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	$9,837,701
5,000	5.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	5,724,000
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37 (UB) (5)	No Opt. Call	Baa1	53,009,309
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
109,520	4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	Baa2	123,343,614
21,340	3.000%, 10/01/50 – AGM Insured (UB) (5)	10/29 at 100.00	A2	22,070,895
15,200	4.000%, 10/01/53 – AGM Insured (UB) (5)	10/29 at 100.00	A2	17,193,328
53,165	4.000%, 10/01/53 (UB) (5)	10/29 at 100.00	Baa2	59,601,155
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	2,282,641
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,869,164
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	Baa1	5,769,720
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	Baa1	2,732,400
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	9,254,000
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	AA	64,013,048
1,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 4.375%, 1/01/39	1/24 at 104.00	N/R	1,027,580
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,160,300
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,499,900
3,290	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,441,472
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
34,000	3.000%, 7/01/45 (UB) (5)	7/30 at 100.00	AA-	36,690,080
10,750	4.000%, 7/01/51 (UB) (5)	7/30 at 100.00	AA-	12,630,605
2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	2,495,712
10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	11,007,130

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A:
$13,645	5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	$14,669,740
19,855	5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	21,243,659
9,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A	No Opt. Call	N/R	9,243,270
32,205	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49 (UB) (5)	6/30 at 100.00	A+	37,064,734
8,170	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	10,141,911
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,716,483
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	No Opt. Call	N/R	1,287,000
690,943	Total Virginia			702,377,140
	Washington – 1.8%
13,250	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunidng Series 2020A, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	AA	14,238,450
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,113,473
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
1,000	5.000%, 12/01/30	12/25 at 100.00	N/R	1,067,550
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	6,083,127
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,655,025
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	6,030,310
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
950	5.500%, 6/01/27 (AMT)	2/21 at 100.00	N/R	951,596
3,660	5.600%, 6/01/37 (AMT)	2/21 at 100.00	N/R	3,663,953
450	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	552,074
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (5)	5/27 at 100.00	A+	24,095,612
10,550	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 4.000%, 4/01/44 (AMT) (UB) (5)	4/29 at 100.00	A+	11,839,526
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (5)	12/26 at 100.00	AA-	25,353,867

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$4,260	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	1/21 at 100.00	N/R	$4,265,666
74,685	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	56,013,750
11,455	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	8,591,250
	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A:
34,710	7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	26,032,500
8,095	7.650%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	6,071,250
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	12,575,530
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	18.354%, 8/15/40, 144A (IF) (5)	8/25 at 100.00	AA-	855,820
2,125	18.354%, 8/15/45, 144A (IF) (5)	8/25 at 100.00	AA-	3,556,591
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (5)	10/24 at 100.00	AA-	14,970,410
1,640	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132, 21.838%, 10/01/41, 144A (IF) (5)	10/24 at 100.00	AA-	2,863,342
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	17.785%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,910,771
2,500	17.802%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,952,500
1,060	21.838%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,829,825
600	21.838%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,035,750
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	17.802%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	770,125
1,510	17.843%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	1,845,567
785	18.019%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	958,760
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	15,827,760
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	17.617%, 10/01/40, 144A (IF) (5)	1/21 at 100.00	AA	2,630,675
3,685	17.710%, 10/01/40, 144A (IF) (5)	1/21 at 100.00	AA	3,877,541
1,750	17.715%, 10/01/40, 144A (IF) (5)	1/21 at 100.00	AA	1,841,473
945	17.595%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA	1,191,853
935	17.915%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA	1,179,559

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
$11,170	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	Baa3	$11,902,975
1,575	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	BBB+	1,683,801
19,965	4.000%, 7/01/58 – AGM Insured (UB) (5)	7/28 at 100.00	A2	22,049,546
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 17.989%, 8/15/42, 144A (IF) (5)	8/22 at 100.00	AA-	1,417,646
15,000	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (5)	10/29 at 100.00	A2	15,405,600
13,163	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,848,666
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,835,620
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,080	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,133,581
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	18,729,650
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,084,920
2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,724,159
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,614,540
371,458	Total Washington			369,723,535
	West Virginia – 0.2%
7,167	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,369,396
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,512,125
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,509,515
3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33	7/23 at 100.00	B1	3,427,809
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	5,058,740
12,885	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	13,764,659
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,129,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$5,380	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	$5,590,573
45,502	Total West Virginia			47,362,777
	Wisconsin – 5.6%
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,984,170
1,600	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A, 5.000%, 7/15/54, 144A	7/27 at 100.00	BB	1,711,008
7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,423,325
95	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	95,046
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,409,917
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,660	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,741,290
6,540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	6,779,233
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,034,790
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,676,797
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,146,604
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,595,684
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BB+	3,176,016
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
600	5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	651,018
1,550	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,653,587
2,255	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A, 5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	2,370,253
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39, 144A	6/26 at 100.00	N/R	4,091,774
6,280	5.250%, 6/15/49, 144A	6/26 at 100.00	N/R	6,765,507

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
$13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	$13,868,068
40,610	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	41,246,765
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,361,766
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,697,867
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,238,399
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A:
1,400	5.000%, 6/15/41, 144A	6/27 at 103.00	N/R	1,475,376
3,790	5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	3,919,656
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,079,420
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,708,026
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,894,263
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,330,638

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$393	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	$10,435
343	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	8,980
338	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	8,647
327	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	8,039
322	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	7,763
418	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	9,692
412	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	9,388
398	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	8,824
390	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	8,450
382	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	8,134
19,686	0.000%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	14,793,230
423	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	8,758
412	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	8,333
401	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	7,958
393	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	7,543
387	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	7,225
376	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	6,843
368	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	6,549
360	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	6,287
354	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	5,982
382	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	6,133
4,599	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	68,618

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$177	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$4,878
174	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	4,625
173	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	4,521
172	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	4,392
169	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	4,159
185	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	4,475
4,770	4.000%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	3,154,027
184	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	4,272
182	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	4,136
180	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	3,994
178	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	3,852
175	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	3,735
174	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	3,604
172	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	3,470
170	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	3,380
169	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	3,247
167	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	3,108
165	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	3,007
163	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	2,898
162	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	2,825
161	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	2,708
158	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	2,537
2,057	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	30,692
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	33,982,500
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,161,377
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,395,781
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	568,058
455	5.000%, 6/15/54, 144A	6/26 at 100.00	N/R	477,504
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A:
1,030	6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,074,805
5,350	6.500%, 6/15/50, 144A	6/27 at 100.00	N/R	5,580,853
2,050	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A	6/25 at 100.00	N/R	2,058,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,945	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A	6/27 at 102.00	N/R	$2,105,151
4,385	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	4,497,475
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	1,029,830
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	3,078,030
1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	2,009,953
5,300	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50 (UB) (5)	1/30 at 100.00	A3	5,419,621
1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,793,155
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	7,450,165
53,545	6.750%, 8/01/31, 144A	No Opt. Call	N/R	44,758,265
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
58,580	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	52,345,331
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	52,036,920
308,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	276,795,737
6,710	Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%, 1/01/50, 144A	1/32 at 100.00	N/R	6,125,022
7,245	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	4,587,606
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	15,705,670
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,330,028
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,557,157
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	11,534,400
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	5,462,011
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,098,220
3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 0.000%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	2,250,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
$2,775	5.200%, 12/01/37	12/27 at 100.00	BBB-	$3,194,136
2,725	5.350%, 12/01/45	12/27 at 100.00	BBB-	3,103,448
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	28,024,446
45,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	49,844,950
4,475	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.500%, 4/01/32	4/22 at 100.00	BB	4,661,652
4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,896,070
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	8,942,736
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	19,566,639
7,890	5.375%, 6/01/52	6/23 at 104.00	N/R	7,964,087
3,600	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	3,714,732
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Taxable Series 2020, 7.750%, 6/01/25, 144A	No Opt. Call	N/R	996,400
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,272,160
2,575	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Senior Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	2,630,800
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,088,263
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,425,793
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	4,893,726
22,230	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	18,675,645
90,145	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	73,922,506
21,625	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 9.000%, 6/01/29, 144A	7/22 at 100.00	N/R	21,544,987
500	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	533,045
495	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	247,253
5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48, 144A (4)	12/24 at 103.00	N/R	500,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$76	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	$38,039
6,500	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A	10/29 at 100.00	BB	6,578,585
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D:
32,910	0.000%, 12/15/45 – AGM Insured (UB) (5)	12/30 at 56.77	A1	14,376,734
1,455	0.000%, 12/15/50 – AGM Insured (UB) (5)	12/30 at 46.55	A1	513,484
18,340	0.000%, 12/15/55 – AGM Insured (UB) (5)	12/30 at 37.52	A1	5,165,644
10,000	0.000%, 12/15/60 – AGM Insured (UB) (5)	12/30 at 29.95	A1	2,226,000
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB) (5)	11/28 at 100.00	Aa2	16,377,620
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3184 As of 6/4/2015 Converted to Trust 2015-XF2044, 17.636%, 11/15/41, 144A (IF) (5)	11/21 at 100.00	AA+	4,611,965
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 18.083%, 4/15/35, 144A (IF) (5)	4/23 at 100.00	Aa1	3,620,350
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	17.776%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	Aa2	3,085,775
380	17.776%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	Aa2	469,038
750	17.776%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	Aa2	925,733
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,332,925
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A+	9,388,335
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,961,426
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,009,934
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
10,000	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	Aa3	11,443,500
10,000	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	Aa3	11,344,300
9,990	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (5)	2/26 at 100.00	A-	11,473,415
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,693,494
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,711,784
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (5)	11/27 at 100.00	Aa3	11,356,111

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$2,480	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	$2,742,682
1,242,697	Total Wisconsin			1,127,769,870
$28,738,417	Total Municipal Bonds (cost $22,779,316,738)			24,146,945,738

Shares	Description (1)	Value
	COMMON STOCKS – 2.7%
	Airlines – 0.2%
3,000,000	American Airlines Group Inc (10), (11)	$47,310,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (12), (13)	290,727
	Containers & Packaging – 0.0%
23,041	Westrock Co (14)	1,002,975
	Electric Utilities – 2.5%
19,397,048	Energy Harbor Corp (13), (15), (16)	498,504,162
	Total Common Stocks (cost $463,621,296)	547,107,864

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.4%
	Commercial Services & Supplies – 0.0%
$3,591	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	$36
2,610	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	26
610	EWM P1 LLC (4)	15.000%	9/01/28	N/R	609,440
6,811	Total Commercial Services & Supplies				609,502
	Electric Utilities – 0.4%
6,085	FirstEnergy Corp	6.050%	8/15/21	N/R	7,607
3,805	FirstEnergy Corp	6.800%	8/15/39	N/R	4,756
11,125	Talen Energy Supply LLC	6.500%	6/01/25	CCC+	9,066,875
50,500	Talen Energy Supply LLC	10.500%	1/15/26	CCC+	44,921,265
3,760	Talen Energy Supply LLC	7.250%	5/15/27	BB-	4,004,400
14,300	Talen Energy Supply LLC	6.625%	1/15/28	BB-	14,943,500
2,500	Talen Energy Supply LLC	6.000%	12/15/36	CCC+	1,302,500
92,075	Total Electric Utilities				74,250,903
	Metals & Mining – 0.9%
111,789	Cleveland-Cliffs Inc	9.875%	10/17/25	B	131,491,811
8,000	Cleveland-Cliffs Inc	7.000%	3/15/27	CCC	7,720,000
10,000	United States Steel Corp (11)	6.875%	8/15/25	Caa2	9,550,000
15,700	United States Steel Corp	6.250%	3/15/26	Caa2	14,365,500
18,720	United States Steel Corp (11)	6.650%	6/01/37	Caa2	15,724,800
164,209	Total Metals & Mining				178,852,111
	Non-US Agency – 0.0%
5,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	725,000
	Real Estate Management & Development – 0.1%
15,000	Benloch Ranch Improvement Association 1, Corporate Bonds	9.750%	12/01/39	N/R	15,750,000
2,400	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	1,632,672
25,740	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	257
43,140	Total Real Estate Management & Development				17,382,929
$311,235	Total Corporate Bonds (cost $281,855,189)				271,820,445
	Total Long-Term Investments (cost $23,524,793,223)				24,965,874,047

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
55,840,020	State Street Navigator Securities Lending Government Money Market Portfolio, (17)	0.080% (18)	$55,840,020
	Total Investments Purchased with Collateral from Securities Lending(cost $55,840,020)		55,840,020

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	Florida – 0.0%
$1,565	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (19)	3/21 at 103.00	N/R	$1,535,453
$1,565	Total Short-Term Investments (cost $1,486,750)			1,535,453
	Total Investments (cost $23,582,119,993) – 124.9%			25,023,249,520
	Floating Rate Obligations – (27.9)%			(5,584,286,000)
	Other Assets Less Liabilities – 3.0% (20)			599,733,697
	Net Assets – 100%			$20,038,697,217
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(2,629)	3/21	$(331,685,321)	$(330,939,196)	$(746,126)	$(123,234)
U.S. Treasury 10-Year Note	Short	(7,856)	3/21	(1,084,741,750)	(1,083,757,008)	(984,742)	(859,250)
Total				$(1,416,427,071)	$(1,414,696,204)	$(1,730,868)	$(982,484)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (21)	Current Credit Spread (22)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.33%	$90,000,000	1.000%	Quarterly	6/21/21	$(734,100)	$(963,113)	$229,013
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.31	5,000,000	1.000	Quarterly	6/20/24	(353,533)	(248,976)	(104,557)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.33	5,000,000	1.000	Quarterly	12/20/24	(404,333)	(238,021)	(166,312)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.29	5,000,000	1.000	Quarterly	6/20/22	(149,733)	(116,994)	(32,739)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.39	10,000,000	1.000	Quarterly	12/20/27	(1,346,467)	(829,218)	(517,249)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.36	60,000,000	1.000	Quarterly	6/20/28	(8,430,400)	(5,525,839)	(2,904,561)
Total				$175,000,000				$(11,418,566)	$(7,922,161)	$(3,496,405)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$24,058,344,813	$88,600,925	$24,146,945,738
Common Stocks	48,603,702	498,504,162	—	547,107,864
Corporate Bonds	—	270,187,454	1,632,991	271,820,445
Investments Purchased with Collateral from Securities Lending	55,840,020	—	—	55,840,020
Short-Term Investments:
Municipal Bonds	—	1,535,453	—	1,535,453
Investments in Derivatives:
Credit Default Swaps*	—	—	(3,496,405)	(3,496,405)
Futures Contracts*	(1,730,868)	—	—	(1,730,868)
Total	$102,712,854	$24,828,571,882	$86,737,511	$25,018,022,247

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $53,542,679.
(12)	Common Stock received as part of spin-off from WestRock Company.
(13)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(14)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(15)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(16)	For fair value measurement disclosure purposes, investment classified as Level 2.
(17)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(18)	The rate shown is the one-day yield as of the end of the reporting period.
(19)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(20)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(21)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(22)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.4%
	MUNICIPAL BONDS – 98.4%
	Alabama – 2.0%
$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	2/21 at 100.00	B1	$10,172,136
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	2/21 at 100.00	B1	4,445,933
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,604,120
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 0.996%, 12/01/48 (Mandatory Put 12/01/23) (UB) (4)	9/23 at 100.00	A3	23,192,065
2,090	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	Caa2	2,263,449
3,625	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	3,553,334
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,079,430
6,860	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	7,150,315
3,000	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (AMT)	11/22 at 100.00	BBB	3,115,290
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 0.996%, 4/01/49 (Mandatory Put 4/01/24) (UB) (4)	1/24 at 100.00	A3	15,008,850
6,645	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,446,786
78,420	Total Alabama			80,031,708
	Alaska – 0.1%
5,330	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	1/21 at 100.00	B3	5,408,777
	Arizona – 3.8%
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384 As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500	1.497%, 1/01/37, 144A (IF) (4)	2/21 at 100.00	AA-	1,217,925
3,000	1.507%, 1/01/37, 144A (IF) (4)	2/21 at 100.00	AA-	2,435,850
1,500	1.507%, 1/01/37, 144A (IF) (4)	2/21 at 100.00	AA-	1,217,925
3,000	1.507%, 1/01/37, 144A (IF) (4)	2/21 at 100.00	AA-	2,435,850
160	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 4.000%, 7/01/21, 144A	No Opt. Call	BB	161,682

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$500	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	$567,395
1,090	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,155,738
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
750	4.500%, 7/01/24, 144A	No Opt. Call	BB	793,612
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,141,240
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
500	4.000%, 7/01/29, 144A	No Opt. Call	BB	538,085
635	5.000%, 7/01/39, 144A	7/29 at 100.00	BB	718,871
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A:
765	4.500%, 7/01/29, 144A	7/24 at 101.00	N/R	804,428
2,635	5.000%, 7/01/39, 144A	7/24 at 101.00	N/R	2,776,420
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,029,590
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	777,742
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	417,262
1,575	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,766,772
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,752,663
480	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/30, 144A	7/28 at 100.00	BB+	519,494
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,855,840
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,004,831
1,000	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 4.750%, 7/01/30, 144A	7/28 at 100.00	N/R	1,027,260
420	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	472,555
1,045	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,093,728
221	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	228,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	$1,801,552
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,595,694
	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020:
300	5.000%, 10/01/26, 144A	No Opt. Call	N/R	313,596
425	5.125%, 10/01/30, 144A	10/27 at 103.00	N/R	454,134
265	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23 (ETM)	No Opt. Call	BBB- (5)	283,738
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,031,270
95	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	97,220
1,035	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 5.750%, 7/01/24, 144A	No Opt. Call	Ba2	1,112,656
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba2	4,620,000
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	1,449,298
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	879,104
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	211,429
375	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	402,907
1,175	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,286,601
10,895	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	11,180,667
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,365,953
325	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	344,142
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019:
630	5.000%, 6/15/34, 144A	6/25 at 100.00	N/R	672,853
660	5.000%, 6/15/39, 144A	6/25 at 100.00	N/R	699,013
7,995	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/30, 144A	7/26 at 103.00	N/R	8,689,606

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,640	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	$1,712,931
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019:
880	5.125%, 7/01/30, 144A	7/26 at 103.00	N/R	958,452
1,870	5.500%, 7/01/40, 144A	7/26 at 103.00	N/R	2,033,550
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019:
285	3.250%, 7/01/24, 144A	No Opt. Call	N/R	290,090
370	5.000%, 7/01/29, 144A	7/26 at 100.00	N/R	401,924
425	5.000%, 7/01/34, 144A	7/26 at 100.00	N/R	452,217
575	5.000%, 7/01/39, 144A	7/26 at 100.00	N/R	605,688
600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	623,268
1,555	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,723,733
700	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	764,967
1,320	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,506,094
800	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	835,848
3,010	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	3,184,189
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	516,445
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,480	4.000%, 7/01/26	No Opt. Call	B1	4,566,464
5,465	5.000%, 7/01/31	7/26 at 100.00	B1	5,801,043
1,035	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools, Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,076,700
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	142,843
609	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	2/21 at 100.00	N/R	570,420
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	2/21 at 100.00	N/R	328,240
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
1,500	5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,615,470
10	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	10,809

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
$42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	$42,105,000
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,108,720
535	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	555,095
147,994	Total Arizona			151,893,011
	Arkansas – 0.5%
8,200	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Caa1	8,845,586
8,670	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Caa1	9,547,404
16,870	Total Arkansas			18,392,990
	California – 6.6%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
6,395	5.000%, 3/01/26	No Opt. Call	Ba3	7,159,842
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,694,797
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	7,926,229
205	Avalon Community Improvements Agency, California, Special Assessment Bonds, Area 1 Project, Series 2019, 3.700%, 11/01/29	No Opt. Call	N/R	218,405
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.339%, 4/01/36, 144A (IF) (4)	2/21 at 100.00	AA	1,060,010
1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,981,741
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,336,990
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	2,799,125
500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	581,155
1,095	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	12/30 at 100.00	BBB-	1,314,701
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	468,383
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	374,093
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	253,800
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	293,419

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$280	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	$299,407
1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,604,320
505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	531,916
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	293,296
1,110	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,143,822
425	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	478,444
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,535	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,608,373
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,007,416
390	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	414,570
705	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	732,171
5,115	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	5,375,660
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,350	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,429,920
2,200	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	2,499,464
1,800	5.000%, 7/01/49, 144A	7/28 at 100.00	BB	2,007,882
685	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	710,975
870	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education, Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	921,313
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	955,097
220	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A	6/30 at 100.00	N/R	236,084
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,608,982
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	175,049
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,520,863
270	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	280,463

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,580	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25 (6)	No Opt. Call	N/R	$1,581,785
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB-	219,580
300	5.000%, 11/01/24	No Opt. Call	BBB-	339,354
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	393,502
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,672,978
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,786,035
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	989,255
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,182,680
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	7,131,795
1,100	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (6)	No Opt. Call	N/R	330,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (6)	12/23 at 102.00	N/R	1,655,000
1,420	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30, 144A	7/28 at 100.00	N/R	1,466,917
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	597,170
2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	Caa2	1,688,400
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,424,839
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate, Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,105,310
2,160	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,324,333
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,218,864
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
300	5.000%, 6/01/29, 144A	6/26 at 100.00	N/R	334,002
750	5.000%, 6/01/39, 144A	6/26 at 100.00	N/R	812,632
1,085	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,168,621

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
$2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	$2,185,760
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,508,916
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,043,910
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,080,010
1,005	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,117,691
785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	857,377
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	697,019
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,086,023
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools, Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	361,941
600	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	631,662
1,090	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	1,153,340
275	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	291,891
380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	406,372
285	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	305,264
510	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	543,507
145	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	167,405
700	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB-	782,138
1,735	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,029,464
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	BB+	879,860
825	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	862,075
3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,170,940

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$715	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	$755,119
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,005	5.000%, 9/02/25	No Opt. Call	N/R	1,157,197
1,045	5.000%, 9/02/26	9/25 at 100.00	N/R	1,198,145
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
4,190	4.000%, 9/02/28	No Opt. Call	N/R	4,656,096
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,572,475
4,090	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,551,638
435	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BB+	448,176
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,124	5.750%, 7/01/24 (6)	2/21 at 100.00	N/R	1,068,231
2,492	5.750%, 7/01/30 (6)	2/21 at 100.00	N/R	2,367,144
172	5.750%, 7/01/35 (6)	2/21 at 100.00	N/R	163,251
448	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (6)	2/21 at 100.00	N/R	425,873
917	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (6)	2/21 at 100.00	N/R	871,265
500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	2/21 at 100.00	N/R	500,795
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	598,979
4,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	4,285,867
740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35	6/28 at 100.00	BB+	898,330
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
200	5.000%, 9/01/23	No Opt. Call	N/R	221,398
250	5.000%, 9/01/24	No Opt. Call	N/R	286,613
320	5.000%, 9/01/25	9/24 at 100.00	N/R	366,550
195	5.000%, 9/01/26	9/24 at 100.00	N/R	222,608
2,760	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,034,234
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	107,724

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$500	5.000%, 9/01/23	No Opt. Call	N/R	$554,610
595	5.000%, 9/01/24	No Opt. Call	N/R	682,138
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,637,040
1,580	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 4.000%, 9/02/25	No Opt. Call	N/R	1,702,734

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$20	3.650%, 9/01/21	No Opt. Call	N/R	$20,126
15	3.650%, 9/01/21	No Opt. Call	N/R	15,105
25	3.650%, 9/01/21	No Opt. Call	N/R	25,176
10	3.650%, 9/01/21	No Opt. Call	N/R	10,063
5	3.900%, 9/01/21	No Opt. Call	N/R	5,033
35	3.800%, 9/01/22	No Opt. Call	N/R	35,602
25	3.800%, 9/01/22	No Opt. Call	N/R	25,451
45	3.800%, 9/01/22	No Opt. Call	N/R	45,774
15	3.800%, 9/01/22	No Opt. Call	N/R	15,258
10	4.050%, 9/01/22	No Opt. Call	N/R	10,173
50	3.900%, 9/01/23	No Opt. Call	N/R	51,588
35	3.900%, 9/01/23	No Opt. Call	N/R	36,012
65	3.900%, 9/01/23	No Opt. Call	N/R	67,031
20	3.900%, 9/01/23	No Opt. Call	N/R	20,604
10	4.150%, 9/01/23	No Opt. Call	N/R	10,319
70	4.100%, 9/01/24	No Opt. Call	N/R	73,123
45	4.100%, 9/01/24	No Opt. Call	N/R	47,007
85	4.100%, 9/01/24	No Opt. Call	N/R	88,822
30	4.100%, 9/01/24	No Opt. Call	N/R	31,338
20	4.350%, 9/01/24	No Opt. Call	N/R	20,880
85	4.200%, 9/01/25	No Opt. Call	N/R	89,998
55	4.200%, 9/01/25	No Opt. Call	N/R	58,308
110	4.200%, 9/01/25	No Opt. Call	N/R	116,026
40	4.200%, 9/01/25	No Opt. Call	N/R	42,191
25	4.450%, 9/01/25	No Opt. Call	N/R	26,450
105	4.350%, 9/01/26	No Opt. Call	N/R	111,689
65	4.350%, 9/01/26	No Opt. Call	N/R	69,558
130	4.350%, 9/01/26	No Opt. Call	N/R	139,047
45	4.350%, 9/01/26	No Opt. Call	N/R	47,867
30	4.600%, 9/01/26	No Opt. Call	N/R	31,849
125	4.400%, 9/01/27	9/26 at 103.00	N/R	134,596
80	4.400%, 9/01/27	9/26 at 103.00	N/R	86,142
155	4.400%, 9/01/27	9/26 at 103.00	N/R	166,995
55	4.400%, 9/01/27	9/26 at 103.00	N/R	59,222
35	4.650%, 9/01/27	9/26 at 103.00	N/R	37,599
145	4.500%, 9/01/28	9/26 at 103.00	N/R	157,625
95	4.500%, 9/01/28	9/26 at 103.00	N/R	102,602
180	4.500%, 9/01/28	9/26 at 103.00	N/R	195,419

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$65	4.500%, 9/01/28	9/26 at 103.00	N/R	$70,660
45	4.750%, 9/01/28	9/26 at 103.00	N/R	48,786
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,215,861
695	5.100%, 9/01/33	9/26 at 103.00	N/R	754,485
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,505,995
495	5.100%, 9/01/33	9/26 at 103.00	N/R	537,367
335	5.350%, 9/01/33	9/26 at 103.00	N/R	362,698
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	2,030,588
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	158,167
2,125	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.599%, 11/15/27 (3-Month LIBOR *67% reference rate + 1.450% spread) (7)	No Opt. Call	A-	2,171,410
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	460,811
295	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011, 4.000%, 1/01/21 (ETM)	No Opt. Call	N/R (5)	295,000
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,026,093
22,550	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 0.781%, 9/01/37 – NPFG Insured (3-Month LIBOR *67% reference rate + 0.630% spread) (7)	2/21 at 100.00	Baa2	20,148,425
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
330	4.750%, 9/01/23	No Opt. Call	N/R	350,770
655	5.200%, 9/01/28	9/24 at 100.00	N/R	747,473
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (5)	259,750
	ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
515	5.000%, 9/01/23	No Opt. Call	N/R	570,383
660	5.000%, 9/01/24	No Opt. Call	N/R	756,914
405	5.000%, 9/01/25	No Opt. Call	N/R	479,686
725	5.000%, 9/01/26	9/25 at 100.00	N/R	855,413
760	5.000%, 9/01/27	9/25 at 100.00	N/R	892,506
795	5.000%, 9/01/28	9/25 at 100.00	N/R	929,116
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	1,048,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
$665	5.000%, 8/15/25	No Opt. Call	N/R	$788,165
745	5.000%, 8/15/27	8/25 at 100.00	N/R	874,593
3,700	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/36	11/26 at 100.00	Ba1	4,296,144
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
465	4.000%, 9/01/23	No Opt. Call	N/R	501,814
485	4.000%, 9/01/24	No Opt. Call	N/R	537,157
505	5.000%, 9/01/25	9/24 at 100.00	N/R	578,265
530	5.000%, 9/01/26	9/24 at 100.00	N/R	605,037
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,692,206
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	122,049
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
105	3.850%, 10/01/21	2/21 at 100.00	N/R	105,237
135	4.150%, 10/01/22	2/21 at 100.00	N/R	135,332
155	4.400%, 10/01/23	2/21 at 100.00	N/R	155,403
175	4.550%, 10/01/24	2/21 at 100.00	N/R	175,455
205	4.650%, 10/01/25	2/21 at 100.00	N/R	205,535
230	4.800%, 10/01/26	2/21 at 100.00	N/R	230,610
260	4.900%, 10/01/27	2/21 at 100.00	N/R	260,684
290	5.050%, 10/01/28	2/21 at 100.00	N/R	290,821
325	5.100%, 10/01/29	2/21 at 100.00	N/R	325,907
360	5.200%, 10/01/30	2/21 at 100.00	N/R	361,001
395	5.250%, 10/01/31	2/21 at 100.00	N/R	396,066
440	5.350%, 10/01/32	2/21 at 100.00	N/R	441,192
480	5.400%, 10/01/33	2/21 at 100.00	N/R	481,296
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	582,550
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	397,330
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	544,940
500	4.250%, 9/01/24	No Opt. Call	N/R	562,660
750	5.000%, 9/01/25	9/24 at 100.00	N/R	864,075

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$30	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	$30,696
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,798,184
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,956,839
805	5.000%, 9/01/27	9/25 at 100.00	N/R	946,551
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,166,803
365	5.000%, 9/01/31	9/26 at 100.00	N/R	427,583
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,175,840
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	444,584
655	5.000%, 9/01/26	9/24 at 100.00	N/R	748,750
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	7.000%, 12/01/26	12/21 at 100.00	BB	4,206,760
385	8.000%, 12/01/31	12/21 at 100.00	BB	408,416
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
180	4.000%, 9/01/23	No Opt. Call	N/R	194,152
95	5.000%, 9/01/24	No Opt. Call	N/R	109,061
470	5.000%, 9/01/25	No Opt. Call	N/R	556,908
290	5.000%, 9/01/26	9/25 at 100.00	N/R	343,183
475	5.000%, 9/01/27	9/25 at 100.00	N/R	558,524
480	5.000%, 9/01/29	9/25 at 100.00	N/R	559,037
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	402,034
400	5.000%, 8/01/24	No Opt. Call	A-	464,484
350	5.000%, 8/01/25	8/24 at 100.00	A-	406,227
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,978,050
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	586,065
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,489,007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	$257,068
22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.614%, 11/01/38 (3-Month LIBOR *67% reference rate + 1.470% spread) (7)	No Opt. Call	BBB+	20,809,259
125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	127,986
140	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	151,131
1,305	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	1/21 at 100.00	BBB	1,306,866
	Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	296,600
225	5.000%, 9/01/28	9/25 at 100.00	N/R	264,071
250	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	277,538
9,110	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	9,917,419
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	479,532
350	5.000%, 9/01/30	9/26 at 100.00	N/R	412,765
255,708	Total California			266,992,086
	Colorado – 3.9%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,626,887
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,833,469
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (5)	591,750
535	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	555,881
486	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	507,331
825	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	880,993
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	787,633
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,215,479

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba1	$432,073
11,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	11,792,299
2,062	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,145,264
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	301,653
2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,557,998
430	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	447,703
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	507,060
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	554,195
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc High School Project, Series 2010, 5.000%, 12/01/29	2/21 at 100.00	AA-	921,638
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
670	4.125%, 7/01/24, 144A	No Opt. Call	BB	689,376
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	529,330
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	723,756
1,125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26	9/21 at 100.00	Baa3	1,135,553
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
1,518	5.000%, 10/01/29, 144A	10/27 at 100.00	Ba1	1,710,816
2,270	5.000%, 10/01/39, 144A	10/27 at 100.00	Ba1	2,515,818
3,520	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	3,845,318
495	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	513,038
820	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	830,537
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,019,700
530	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B, 4.000%, 12/01/26 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (5)	568,287
535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21 (ETM)	No Opt. Call	A- (5)	558,321

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
$400	5.000%, 5/15/27	No Opt. Call	N/R	$460,492
250	5.250%, 5/15/28	5/27 at 100.00	N/R	290,353
2,275	5.250%, 5/15/30	5/27 at 100.00	N/R	2,642,208
550	5.250%, 5/15/32	5/27 at 100.00	N/R	638,776
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	713,755
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	773,663
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	537,585
606	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	626,416
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,783,295
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,287,895
1,215	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	1,176,752
749	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	788,690
2,090	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,162,481
1,359	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,446,017
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,735	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,848,191
1,100	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,170,224
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
590	3.250%, 12/01/29, 144A	9/24 at 103.00	N/R	595,263
740	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	787,027
850	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (5)	925,854
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
4,493	5.250%, 12/01/24	No Opt. Call	N/R	4,753,998
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,582,500
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,397,106

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$554	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	$569,523
1,170	Green Valley Ranch East Metropolitan Deistrict No 6, Adams County, CO, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32	9/25 at 103.00	N/R	1,251,210
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (5)	1,053,123
1,445	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,495,719
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,514,328
4,086	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,248,705
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	527,535
2,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	1,820,480
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	532,265
1,430	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	1,490,603
740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	768,061
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,326,983
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,652,022
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,646,645
2,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40	12/25 at 103.00	N/R	2,096,340
750	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	2/21 at 100.00	N/R	751,283
2,190	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	2,317,217
1,381	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,419,944
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,153,840
1,340	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (5)	1,427,998

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,625	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	$2,732,467
2,320	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	2/21 at 103.00	N/R	2,393,660
440	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A-	562,038
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	208,694
335	4.375%, 12/01/30	12/24 at 100.00	N/R	347,469
496	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	518,593
1,729	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,792,195
1,088	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,131,194
2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,928,372
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
5,555	3.500%, 12/01/26	12/21 at 103.00	N/R	5,622,438
3,435	5.000%, 12/01/30	12/21 at 103.00	N/R	3,578,308
400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	419,880
3,000	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,173,250
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	517,535
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,582,563
1,000	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,040,870
1,005	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/39	12/25 at 103.00	N/R	1,079,390
520	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29	9/24 at 103.00	N/R	534,274
1,350	Todd Creek Village Metropolitan District, Colorado, Water Activity Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33	12/28 at 100.00	BBB	1,629,679

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$620	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 4.375%, 12/01/30	9/24 at 103.00	N/R	$646,195
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	10,638,400
630	5.375%, 12/01/39	12/23 at 103.00	N/R	670,975
500	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 4.150%, 12/01/30	12/25 at 103.00	N/R	529,705
1,510	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,588,882
149,087	Total Colorado			157,618,547
	Connecticut – 0.6%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	2/21 at 100.00	Caa3	8,097,100
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A	1/26 at 102.00	BB+	558,290
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A	1/23 at 100.00	BB+	760,110
5,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	5,428,072
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 1.320%, 6/15/24 (UB) (4)	No Opt. Call	A	10,189,400
25,110	Total Connecticut			25,032,972
	Delaware – 0.1%
	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A:
800	3.250%, 6/01/26	No Opt. Call	BB	826,064
1,000	5.000%, 6/01/36	6/26 at 100.00	BB	1,079,910
1,485	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	1,626,491
830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21 (ETM)	No Opt. Call	AA- (5)	849,413
4,115	Total Delaware			4,381,878
	District of Columbia – 0.1%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	655,585
270	5.000%, 7/01/32	7/24 at 103.00	N/R	281,688
555	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (5)	589,849

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$870	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	$846,788
2,340	Total District of Columbia			2,373,910
	Florida – 15.9%
305	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	325,664
28,635	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.021%, 12/01/37 (3-Month LIBOR *67% reference rate + 0.870% spread) (7)	2/21 at 100.00	A3	27,425,744
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
490	4.000%, 11/01/24	No Opt. Call	N/R	505,558
750	4.750%, 11/01/29	11/28 at 100.00	N/R	824,505
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
565	4.375%, 11/01/24, 144A	No Opt. Call	N/R	586,662
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	947,488
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
45	4.250%, 11/01/21	No Opt. Call	N/R	45,467
510	5.500%, 11/01/30	11/26 at 100.00	N/R	544,440
620	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	656,865
430	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	467,831
175	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	186,849
505	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	546,587
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	2/21 at 100.00	N/R	11,096,861
665	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	710,858
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
710	3.800%, 5/01/32, 144A	5/30 at 100.00	N/R	740,260
165	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	173,669
695	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	751,552
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
135	4.000%, 11/01/24, 144A	No Opt. Call	N/R	139,697
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	221,228

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
$590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	$614,656
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,288,676
515	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2020, 3.000%, 5/01/30	No Opt. Call	N/R	528,411
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
115	4.000%, 11/01/24, 144A	No Opt. Call	N/R	119,153
175	4.500%, 11/01/29, 144A	No Opt. Call	N/R	194,110
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
130	4.250%, 11/01/21	No Opt. Call	N/R	131,847
770	4.750%, 11/01/26	11/25 at 100.00	N/R	830,052
1,130	5.000%, 11/01/31	11/25 at 100.00	N/R	1,216,513
330	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	354,991
595	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	641,850
720	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	761,249
535	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25	No Opt. Call	N/R	536,696
325	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	341,585
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
45	3.500%, 5/01/21	No Opt. Call	N/R	45,175
40	3.500%, 5/01/22	No Opt. Call	N/R	40,542
45	3.500%, 5/01/23	No Opt. Call	N/R	45,910
45	3.750%, 5/01/24	No Opt. Call	N/R	46,537
30	3.750%, 5/01/25	No Opt. Call	N/R	31,137
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
395	4.250%, 11/01/24, 144A	No Opt. Call	N/R	407,099
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	652,932
595	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	676,467
540	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	631,913
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	510,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
$1,125	3.875%, 5/01/24	No Opt. Call	A2	$1,234,935
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,295,259
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,359,739
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,192,408
740	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	819,239
	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020:
280	2.500%, 12/15/25	No Opt. Call	N/R	283,517
200	3.125%, 12/15/30	No Opt. Call	N/R	206,158
350	Black Creek Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Project 2020 Series 2020, 3.750%, 6/15/40	6/30 at 100.00	N/R	364,133
1,010	Blue Lake Community Development District, Lee County, Colorado, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32	6/29 at 100.00	N/R	1,089,780
1,100	Botaniko Community Development District, Weston, Florida, Special Assessment Bonds, Series 2020, 3.625%, 5/01/40	5/30 at 100.00	N/R	1,134,694
630	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	668,739
250	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28	11/27 at 100.00	N/R	270,445
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	583,376
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	561,039
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,290,799
	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1:
1,500	5.000%, 10/01/33	10/30 at 100.00	Baa3	1,742,040
1,750	5.000%, 10/01/34	10/30 at 100.00	Baa3	2,025,992
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
370	4.000%, 12/15/23, 144A	No Opt. Call	N/R	388,126
380	4.000%, 12/15/24, 144A	No Opt. Call	N/R	403,043
300	4.000%, 12/15/25, 144A	No Opt. Call	N/R	320,949
355	5.000%, 12/15/26, 144A	7/26 at 100.00	N/R	400,163
330	5.000%, 12/15/27, 144A	7/26 at 100.00	N/R	370,352
350	5.000%, 12/15/28, 144A	7/26 at 100.00	N/R	391,839
365	5.000%, 12/15/29, 144A	7/26 at 100.00	N/R	407,241
510	5.000%, 12/15/30, 144A	7/26 at 100.00	N/R	567,089

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A:
$425	3.000%, 12/15/29, 144A	No Opt. Call	Ba1	$427,656
645	5.000%, 12/15/39, 144A	12/30 at 100.00	Ba1	734,952
735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 3/04/26 (WI/DD, Settling 1/01/21)	No Opt. Call	N/R	726,817
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	974,367
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	548,120
2,160	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	Ba1	2,329,927
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	7.000%, 6/01/28, 144A (6), (8)	No Opt. Call	N/R	2,654,300
14,560	7.250%, 6/01/33, 144A (6), (8)	6/28 at 100.00	N/R	5,532,800
1,625	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,706,851
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	2,013,450
605	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	640,054
450	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	478,242
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,512,972
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	430,357
830	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	891,627
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
685	4.750%, 5/01/24	No Opt. Call	N/R	731,614
2,940	5.000%, 5/01/34	5/24 at 100.00	N/R	3,096,496
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
245	4.000%, 5/01/22, 144A	No Opt. Call	N/R	248,374
1,330	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,462,787
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	400,159
500	4.500%, 12/15/32	12/26 at 100.00	N/R	544,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-1:
$435	3.000%, 5/01/25	No Opt. Call	N/R	$442,826
625	3.250%, 5/01/31	5/30 at 100.00	N/R	643,469
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,075	5.000%, 10/01/29 (AMT), 144A	10/27 at 100.00	N/R	2,364,711
2,500	5.000%, 10/01/34 (AMT), 144A	10/27 at 100.00	N/R	2,846,925
300	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 6/15/29, 144A	No Opt. Call	N/R	326,172
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
2,405	4.500%, 6/01/23	No Opt. Call	BBB-	2,425,010
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	512,420
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,024,520
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A (6)	No Opt. Call	N/R	3,644,362
740	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	772,368
410	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	425,998
140	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	146,089
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
180	3.875%, 11/01/24, 144A	No Opt. Call	N/R	185,755
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	291,749
	Coral Keys Homes Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2020:
250	2.750%, 5/01/25	No Opt. Call	N/R	253,380
165	3.125%, 5/01/30	No Opt. Call	N/R	170,232
1,675	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	1,766,957
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
655	3.750%, 11/01/23, 144A	No Opt. Call	N/R	669,973
930	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,000,996
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
610	3.875%, 11/01/24, 144A	No Opt. Call	N/R	626,683
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,287,492

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$605	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	$643,829
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
530	4.375%, 11/01/24, 144A	No Opt. Call	N/R	545,428
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	866,773
	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1:
1,675	4.000%, 5/01/24	No Opt. Call	BBB	1,714,714
6,910	4.500%, 5/01/30	5/24 at 100.00	BBB	7,170,023
2,315	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	2,444,709
	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bpnds, Series 2020A:
895	3.000%, 5/01/25, 144A	No Opt. Call	N/R	908,497
1,290	3.500%, 5/01/30, 144A	No Opt. Call	N/R	1,335,898
360	4.000%, 5/01/40, 144A	5/31 at 100.00	N/R	376,121
	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020:
310	2.625%, 5/01/25, 144A	No Opt. Call	N/R	311,597
295	3.250%, 5/01/30, 144A	No Opt. Call	N/R	299,932
	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
955	3.750%, 11/01/31	11/29 at 100.00	N/R	1,012,147
1,670	4.000%, 11/01/39	11/29 at 100.00	N/R	1,747,171
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
295	4.350%, 5/01/23, 144A	No Opt. Call	N/R	300,658
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	784,987
1,160	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018, 4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,261,233
2,570	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,193,353
	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020:
300	3.000%, 5/01/25, 144A	No Opt. Call	N/R	306,513
575	3.625%, 5/01/31, 144A	5/30 at 100.00	N/R	605,556
345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	369,599
2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,829,557

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
$215	3.750%, 11/01/24	No Opt. Call	N/R	$221,233
280	4.125%, 11/01/29	No Opt. Call	N/R	302,495
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
370	4.250%, 5/01/24	No Opt. Call	N/R	378,776
560	4.600%, 5/01/29	No Opt. Call	N/R	604,094
	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
115	2.750%, 5/01/25	No Opt. Call	N/R	116,180
110	3.250%, 5/01/30	No Opt. Call	N/R	112,251
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
685	4.500%, 11/01/23, 144A	No Opt. Call	N/R	707,235
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,859,372
775	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	871,518
630	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	675,851
125	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	137,684
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
410	4.250%, 5/01/24, 144A	No Opt. Call	N/R	420,312
450	5.500%, 11/01/29, 144A	No Opt. Call	N/R	502,614
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	306,586
1,000	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%, 11/01/30	11/29 at 100.00	N/R	1,069,020
370	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30	11/29 at 100.00	N/R	395,530
795	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	895,424
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
275	4.125%, 11/01/24, 144A	No Opt. Call	N/R	281,842
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	534,830
275	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	275,957
350	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.000%, 5/01/40	5/30 at 100.00	N/R	368,361

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (5)	$4,319,600
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	317,247
270	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	284,572
1,330	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,397,364
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,055,540
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,370,230
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
1,950	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,083,614
4,015	4.000%, 7/15/26, 144A	No Opt. Call	N/R	4,160,062
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
430	5.000%, 6/15/24, 144A	No Opt. Call	N/R	421,348
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,633,637
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
1,865	5.000%, 6/15/25, 144A	No Opt. Call	N/R	1,999,839
4,900	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	5,498,535
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 6.500%, 6/15/21 (ETM)	No Opt. Call	N/R (5)	102,779
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
765	5.500%, 6/15/22, 144A	No Opt. Call	N/R	782,656
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,084,160
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,311,685
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
5,630	6.375%, 12/15/25	6/23 at 100.00	N/R	6,210,397
500	8.500%, 6/15/44	6/23 at 100.00	N/R	563,470
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,906,940
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,646,821
470	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 4.000%, 9/15/30, 144A	9/27 at 100.00	N/R	500,353

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$40,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	$39,245,200
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
54,825	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	53,136,390
55,735	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	53,678,936
	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019:
6,810	6.875%, 12/01/38, 144A (6)	12/23 at 105.00	N/R	6,265,200
2,000	7.000%, 12/01/48, 144A (6)	12/23 at 105.00	N/R	1,840,000
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,288,068
715	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	758,543
835	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	927,551
390	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	406,743
525	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	567,362
355	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	370,222
85	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	2/21 at 100.00	N/R	85,172
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	880,152
1,100	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,181,983
1,415	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,548,293
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
400	3.750%, 11/01/24	No Opt. Call	N/R	410,624
600	4.125%, 11/01/29	No Opt. Call	N/R	642,000
780	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	829,124
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	117,724
270	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36	5/26 at 100.00	N/R	288,814

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,555	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	$3,701,893
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
275	4.125%, 5/01/24, 144A	No Opt. Call	N/R	283,195
425	4.750%, 5/01/29, 144A	No Opt. Call	N/R	466,323
485	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30	11/29 at 100.00	N/R	509,594
150	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30	11/29 at 100.00	N/R	157,898
1,740	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28	1/27 at 100.00	N/R	1,845,270
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	707,131
215	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	223,907
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	854,537
430	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	472,622
225	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	247,302
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
300	4.125%, 11/01/24, 144A	No Opt. Call	N/R	311,373
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	491,373
130	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	158,791
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
470	3.500%, 11/01/24	No Opt. Call	N/R	478,704
845	4.000%, 11/01/30	11/29 at 100.00	N/R	885,484
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019:
340	3.875%, 11/01/31	11/29 at 100.00	N/R	365,595
65	4.200%, 11/01/39	11/29 at 100.00	N/R	69,701
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A:
210	3.250%, 5/01/31	5/30 at 100.00	N/R	218,070
420	3.625%, 5/01/40	5/30 at 100.00	N/R	435,649
150	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%, 5/01/40	5/30 at 100.00	N/R	155,589

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
$235	4.000%, 11/01/24, 144A	No Opt. Call	N/R	$245,020
540	4.125%, 11/01/29, 144A	No Opt. Call	N/R	592,294
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
155	4.250%, 6/15/24, 144A	No Opt. Call	N/R	158,622
245	4.750%, 6/15/29, 144A	No Opt. Call	N/R	263,951
245	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	264,676
76	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	79,170
405	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013, 3.250%, 5/01/21	No Opt. Call	A-	408,657
595	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	623,500
270	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	285,768
150	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	155,255
430	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	450,786
610	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	643,806
1,200	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,297,572
3,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020A, 5.500%, 8/15/40	8/27 at 103.00	N/R	3,246,450
3,500	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27	2/22 at 100.00	N/R	3,528,385
2,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-3, 3.375%, 8/15/26	2/22 at 100.00	N/R	2,016,400
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	545,240
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	600,617
50	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	52,113
2,410	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	2,614,464
555	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	576,928

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$280	4.000%, 5/01/23	No Opt. Call	N/R	$283,830
550	4.600%, 5/01/28	No Opt. Call	N/R	590,920
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
165	3.875%, 5/01/24	No Opt. Call	N/R	168,597
240	4.250%, 5/01/29	No Opt. Call	N/R	255,480
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	547,275
275	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%, 5/01/29	No Opt. Call	N/R	296,766
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
445	4.250%, 5/01/25	No Opt. Call	N/R	463,828
665	4.875%, 5/01/35	5/25 at 100.00	N/R	713,698
1,470	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,551,232
535	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 4.250%, 5/01/28	No Opt. Call	N/R	571,749
560	Landings at Miami Coummunity Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	598,909
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
4,555	5.250%, 6/15/27	2/21 at 100.00	BB-	4,559,874
5,000	5.375%, 6/15/37	2/21 at 100.00	BB-	5,003,700
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	336,882
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	218,215
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
235	3.800%, 5/01/24	No Opt. Call	N/R	239,843
415	4.000%, 5/01/29	No Opt. Call	N/R	439,195
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	3.625%, 5/01/24	No Opt. Call	N/R	1,034,165
2,385	3.875%, 5/01/30	No Opt. Call	N/R	2,567,691
630	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	680,167
900	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 4.250%, 5/01/29	5/28 at 100.00	N/R	1,010,673

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$655	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A	6/26 at 103.00	N/R	$671,513
2,185	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,321,978
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BB+	952,530
1,000	5.000%, 7/01/29	7/27 at 100.00	BB+	943,120
1,315	5.000%, 7/01/30	7/27 at 100.00	BB+	1,227,211
1,605	5.000%, 7/01/31	7/27 at 100.00	BB+	1,479,024
695	5.000%, 7/01/32	7/27 at 100.00	BB+	630,365
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,431,195
2,500	5.125%, 11/01/39	11/27 at 100.00	N/R	2,774,950
12,835	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D, 1.194%, 7/01/33 – AMBAC Insured (UB) (4)	2/21 at 100.00	BBB+	12,146,916
12,830	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E, 1.194%, 7/01/34 – AMBAC Insured (UB) (4)	2/21 at 100.00	BBB+	12,069,053
635	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	687,299
700	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	739,732
1,000	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,150,980
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
3,255	4.250%, 5/01/24	5/23 at 100.00	N/R	3,396,723
2,625	5.000%, 5/01/29	5/23 at 100.00	N/R	2,760,949
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
2,180	4.250%, 5/01/24	5/23 at 100.00	N/R	2,274,917
4,495	5.000%, 5/01/29	5/23 at 100.00	N/R	4,727,796
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,089,797
1,290	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,398,334
2,110	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	2/21 at 100.00	N/R	2,112,405
200	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	205,068

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,285	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	$2,469,377
670	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	708,840
535	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	575,837
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
125	4.250%, 11/01/24	No Opt. Call	N/R	128,903
320	4.750%, 11/01/29	No Opt. Call	N/R	348,838
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
445	3.625%, 5/01/24	No Opt. Call	N/R	452,988
810	4.000%, 5/01/30	5/29 at 100.00	N/R	854,185
	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020:
520	2.625%, 5/01/25	No Opt. Call	N/R	521,274
490	3.125%, 5/01/30	No Opt. Call	N/R	492,891
1,850	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	1,989,823
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,555,010
3,000	4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	3,288,600
245	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	253,342
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,100	4.500%, 8/01/24	No Opt. Call	N/R	2,208,486
1,700	5.000%, 8/01/46	8/24 at 100.00	N/R	1,817,487
1,400	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%, 8/01/32	8/27 at 100.00	N/R	1,615,530
2,460	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	2,624,968
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
705	4.500%, 8/01/24	No Opt. Call	N/R	731,381
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,225,092
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	389,475
285	Old Hickory Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2020, 3.000%, 6/15/30	No Opt. Call	N/R	292,128

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	BB+	$504,215
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	978,936
775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	858,615
2,560	Palm Beach County, Florida, First Mortgage Revenue Bonds, Tuscan Gardens of Delray Beach Project, Series 2018A, 7.000%, 10/01/47 (Mandatory Put 10/01/29)	10/23 at 103.00	N/R	2,048,000
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,073,210
1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	1,191,344
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020:
275	3.100%, 5/01/25	No Opt. Call	N/R	279,043
335	3.375%, 5/01/30	No Opt. Call	N/R	345,908
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
235	4.500%, 5/01/24	No Opt. Call	N/R	241,881
815	4.750%, 5/01/30	No Opt. Call	N/R	893,150
170	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	173,738
225	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	N/R	266,085
470	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	511,553
470	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	490,572
3,815	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25	No Opt. Call	N/R	4,160,486
845	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	872,961
975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,040,822
1,030	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,108,558
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
260	3.750%, 5/01/24	No Opt. Call	N/R	265,184
500	4.000%, 5/01/30	5/29 at 100.00	N/R	529,175
420	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 5/01/30	5/29 at 100.00	N/R	451,534

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$590	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39, 144A	11/29 at 100.00	N/R	$620,243
720	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	757,598
855	Rivington Community Development District, Debary, Florida, Special Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020, 3.375%, 5/01/31	5/30 at 100.00	N/R	889,593
430	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	458,500
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1:
285	3.875%, 5/01/30	No Opt. Call	N/R	292,729
805	4.625%, 5/01/40	5/30 at 100.00	N/R	830,808
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
425	4.500%, 11/01/22	No Opt. Call	N/R	437,606
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,112,689
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
285	4.375%, 11/01/23, 144A	No Opt. Call	N/R	294,334
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	703,744
215	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	245,373
500	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	534,410
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Pre-refunded 8/01/22) (Mandatory Put 8/01/24)	8/22 at 101.00	N/R (5)	2,140,140
1,055	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,140,455
4,000	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.000%, 11/15/29	11/26 at 103.00	N/R	4,033,960
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
325	4.000%, 11/01/24, 144A	No Opt. Call	N/R	334,146
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	804,146
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
195	4.000%, 11/01/23, 144A	No Opt. Call	N/R	199,339
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	576,418
325	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	351,608
100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	105,707

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$485	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	$505,147
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
575	3.625%, 11/01/23	No Opt. Call	N/R	592,727
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,226,621
635	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	677,539
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
465	4.000%, 5/01/23	No Opt. Call	N/R	474,649
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,246,527
990	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,066,507
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
390	4.000%, 5/01/24	No Opt. Call	N/R	400,756
595	4.625%, 5/01/29	5/28 at 100.00	N/R	651,793
315	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	332,001
1,925	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,167,300
	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019:
210	2.875%, 5/01/24	No Opt. Call	N/R	212,573
305	3.250%, 5/01/29	No Opt. Call	N/R	317,685
375	3.600%, 5/01/34	5/29 at 100.00	N/R	393,424
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
285	3.750%, 5/01/24	No Opt. Call	N/R	292,555
430	4.375%, 5/01/29	No Opt. Call	N/R	469,354
415	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	435,302
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
320	3.750%, 11/01/22, 144A	No Opt. Call	N/R	325,850
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,385,176
1,000	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM, 4.000%, 6/15/30	6/29 at 100.00	N/R	1,089,540
550	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28	No Opt. Call	N/R	598,230

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$560	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	$602,347
375	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	394,691
480	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	531,360
730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	2/21 at 101.00	N/R	738,059
1,270	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,354,176
505	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019, 3.625%, 12/15/30	12/29 at 100.00	N/R	538,274
1,215	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015, 4.500%, 11/01/26	11/25 at 100.00	N/R	1,284,510
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
185	4.000%, 11/01/23, 144A	No Opt. Call	N/R	190,524
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	499,190
100	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	111,269
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2020:
505	3.300%, 5/01/31	5/30 at 100.00	N/R	520,261
125	3.750%, 5/01/40	5/30 at 100.00	N/R	129,681
	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
130	2.500%, 5/01/25	No Opt. Call	N/R	131,534
165	3.250%, 5/01/30	No Opt. Call	N/R	169,699
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	561,600
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	411,415
	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1:
1,140	3.875%, 5/01/24	No Opt. Call	N/R	1,155,458
1,705	4.125%, 5/01/29	No Opt. Call	N/R	1,776,184
4,775	4.500%, 5/01/39	5/29 at 100.00	N/R	5,035,763
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
185	4.125%, 11/01/24, 144A	No Opt. Call	N/R	190,149
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	437,935

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$210	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A	No Opt. Call	N/R	$229,488
1,600	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,715,456
945	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	1,022,188
700	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29	No Opt. Call	N/R	765,086
930	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,051,467
735	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 12/15/31	12/29 at 100.00	N/R	798,732
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
45	4.000%, 5/01/23	No Opt. Call	N/R	45,899
150	5.000%, 5/01/28	No Opt. Call	N/R	161,520
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
360	4.000%, 5/01/23	No Opt. Call	N/R	367,135
720	5.000%, 5/01/28	No Opt. Call	N/R	775,476
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
135	3.500%, 5/01/24	No Opt. Call	N/R	137,196
365	4.000%, 5/01/30	No Opt. Call	N/R	388,152
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019:
285	3.625%, 5/01/25	No Opt. Call	N/R	290,962
715	4.000%, 5/01/31	5/30 at 100.00	N/R	759,337
170	4.450%, 5/01/39	5/30 at 100.00	N/R	184,278
150	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	162,245
910	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	953,780
250	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.000%, 11/01/26	No Opt. Call	N/R	266,200
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	457,661
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
250	3.875%, 5/01/24	No Opt. Call	N/R	255,823
500	4.125%, 5/01/29	No Opt. Call	N/R	533,710

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$455	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	$477,750
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
250	4.500%, 5/01/23	No Opt. Call	N/R	254,880
400	5.000%, 5/01/28	No Opt. Call	N/R	432,864
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
205	4.000%, 11/01/24	No Opt. Call	N/R	211,597
500	4.500%, 11/01/29	No Opt. Call	N/R	545,820
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,504,244
530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	554,465
85	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	86,382
370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	397,824
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
945	5.000%, 11/01/23	No Opt. Call	N/R	969,901
1,935	5.750%, 11/01/28	No Opt. Call	N/R	2,121,863
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
415	5.000%, 11/01/23	No Opt. Call	N/R	425,923
1,510	6.000%, 11/01/31	No Opt. Call	N/R	1,695,337
230	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	238,676
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
1,510	3.375%, 12/15/30	12/29 at 100.00	N/R	1,591,268
3,000	3.750%, 12/15/39	12/29 at 100.00	N/R	3,165,990
350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	373,825
815	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	869,662
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
370	4.125%, 11/01/24, 144A	No Opt. Call	N/R	379,313
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	746,069
460	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	532,303

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2020 Project, Series 2020:
$470	3.000%, 5/01/25, 144A	No Opt. Call	N/R	$477,873
760	3.500%, 5/01/31, 144A	No Opt. Call	N/R	792,080
415	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	476,594
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
265	4.000%, 11/01/24	No Opt. Call	N/R	273,589
250	4.000%, 11/01/24	No Opt. Call	N/R	258,123
390	4.500%, 11/01/29	No Opt. Call	N/R	428,532
375	4.500%, 11/01/29	No Opt. Call	N/R	412,103
405	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	2/21 at 101.00	N/R	409,455
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	620,586
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	488,055
435	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	464,771
255	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25	No Opt. Call	N/R	258,585
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod E Project, Series 2020:
190	2.875%, 5/01/25	No Opt. Call	N/R	192,690
285	3.250%, 5/01/31	5/30 at 100.00	N/R	293,234
610	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	633,253
1,590	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,745,279
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
155	3.750%, 5/01/24	No Opt. Call	N/R	158,191
230	4.000%, 5/01/29	No Opt. Call	N/R	244,060
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020:
260	2.625%, 5/01/25	No Opt. Call	N/R	262,499
240	3.200%, 5/01/30	No Opt. Call	N/R	245,558
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,907,145
1,085	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,149,156

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$400	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29	No Opt. Call	N/R	$426,784
3,535	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	3,712,987
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,058,050
210	4.625%, 11/01/31	11/26 at 100.00	N/R	227,207
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
500	4.000%, 5/01/24	No Opt. Call	N/R	514,440
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,087,560
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	146,449
810	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A	No Opt. Call	N/R	857,766
2,000	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019, 3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,162,600
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
325	3.500%, 11/01/23, 144A	No Opt. Call	N/R	332,790
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	776,794
330	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	352,958
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
210	3.800%, 5/01/24	No Opt. Call	N/R	215,930
315	4.000%, 5/01/29	No Opt. Call	N/R	339,501
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
425	3.875%, 5/01/24	No Opt. Call	N/R	436,598
510	4.370%, 5/01/29	No Opt. Call	N/R	555,727
400	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	429,528
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
110	3.750%, 11/01/24	No Opt. Call	N/R	113,230
185	4.250%, 11/01/29	No Opt. Call	N/R	199,780
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,088,777
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	582,870

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$905	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/29	5/28 at 100.00	N/R	$985,871
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
400	4.375%, 11/01/24, 144A	No Opt. Call	N/R	414,524
605	4.750%, 11/01/29, 144A	No Opt. Call	N/R	665,996
641,786	Total Florida			643,122,049
	Georgia – 0.6%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,455	6.000%, 1/01/23	No Opt. Call	N/R	1,587,035
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	5,897,060
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	1,619,174
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,035,038
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,123,751
750	5.000%, 7/15/24	No Opt. Call	Baa2	831,675
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,101,330
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,096,680
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,088,850
615	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	649,649
520	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23 (ETM)	No Opt. Call	N/R (5)	550,186
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB-	2,158,020
625	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BB	639,500
1,668	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,898,201
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
264	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	269,774
958	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	985,061
1,052	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (5)	1,081,427
1,000	Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A, 5.200%, 12/01/53	12/23 at 102.00	Baa3	1,062,880
500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	523,230

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$330	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/21	No Opt. Call	A-	$332,953
29,552	Total Georgia			25,531,474
	Hawaii – 0.6%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,603,547
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,659,294
19,940	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	21,421,342
65	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	66,041
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	239,299
23,365	Total Hawaii			24,989,523
	Idaho – 0.2%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	898,697
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,985	5.000%, 9/01/25	No Opt. Call	BB+	2,303,831
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,471,496
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,132,670
5,895	Total Idaho			6,806,694
	Illinois – 10.9%
1,145	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,185,934
660	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	671,154
1,740	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,740,661
1,505	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	2/21 at 100.00	N/R	1,505,045
	Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South Berwyn Corridor Project, Series 2020:
1,610	4.000%, 12/01/28, 144A	No Opt. Call	N/R	1,645,790
2,000	4.500%, 12/01/33, 144A	12/28 at 100.00	N/R	2,066,560
4,011	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	2/21 at 100.00	N/R	3,814,950
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,703,907
6,340	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	6,407,204

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
$24,265	5.750%, 4/01/33	4/27 at 100.00	A-	$29,029,433
20,835	5.750%, 4/01/34	4/27 at 100.00	A-	24,868,031
2,985	5.750%, 4/01/35	4/27 at 100.00	A-	3,557,792
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A-	343,110
1,370	5.000%, 4/01/34	4/27 at 100.00	A-	1,563,184
2,000	5.000%, 4/01/35	4/27 at 100.00	A-	2,278,760
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A-	1,435,387
1,535	5.000%, 4/01/34	4/28 at 100.00	A-	1,772,111
1,610	5.000%, 4/01/35	4/28 at 100.00	A-	1,855,686
1,270	5.000%, 4/01/36	4/28 at 100.00	A-	1,459,738
4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB-	4,534,375
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B1	1,445,745
10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB-	12,891,600
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570	5.000%, 12/01/30	12/27 at 100.00	BB-	24,818,011
11,810	5.000%, 12/01/34	12/27 at 100.00	BB-	13,411,554
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB-	2,751,000
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	BB-	9,551,977
5,000	5.000%, 12/01/24	No Opt. Call	BB-	5,516,450
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	BB-	2,096,251
5,000	5.000%, 12/01/25	No Opt. Call	BB-	5,636,600
4,000	5.000%, 12/01/26	No Opt. Call	BB-	4,581,800
5,750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 4.000%, 12/01/27	No Opt. Call	BB-	6,302,287
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB-	24,477,600

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,780	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 – FGIC Insured	No Opt. Call	BB-	$3,377,846
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,114,310
1,917	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,987,565
1,215	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,216,918
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,314,780
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,065,930
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,930,158
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	878,403
2,025	5.250%, 1/01/29	1/25 at 100.00	Ba1	2,233,534
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	232,073
14,200	5.250%, 1/01/30	1/24 at 100.00	Ba1	15,294,536
5,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	5,473,575
1,810	5.250%, 1/01/33	1/24 at 100.00	Ba1	1,937,804
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	758,858
12,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	13,631,600
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	23,939,490
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,359,827
220	6.000%, 1/01/38	1/27 at 100.00	BBB-	257,774
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,228,481
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,103,060
845	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 4.625%, 1/01/32	2/21 at 100.00	Ba1	846,183
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,125,090
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,365,123
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,000
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	5,981,634
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,536,465

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$3,530	5.000%, 1/01/24	No Opt. Call	BBB-	$3,837,463
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,177,592
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	2,874,112
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,181,053
250	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/27	No Opt. Call	BBB-	283,973
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	32,613
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,253,668
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,548,650
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,691,984
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/35	1/29 at 100.00	BBB-	5,970,650
886	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	2/21 at 100.00	N/R	887,471
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,074,700
2,386	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,668,121
2,882	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	1/21 at 100.00	N/R	2,986,814
300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	12/20 at 100.00	A3	300,000
1,390	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,697,343
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
925	5.000%, 1/01/24	No Opt. Call	N/R	949,050
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	2,820,304
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	874,169
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,986,681
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,850	6.875%, 10/01/31	10/21 at 100.00	BB+	1,907,683
455	7.125%, 10/01/41	10/21 at 100.00	BB+	468,077
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,780,720
	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,174,543
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,085,480

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,575	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017, 5.000%, 5/15/33	5/24 at 103.00	N/R	$5,429,269
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
115	4.125%, 5/01/45	5/25 at 100.00	N/R	133,660
735	4.125%, 5/01/45	5/25 at 100.00	Aa3	803,134
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	387,421
800	5.000%, 9/01/23	No Opt. Call	AA+	899,088
210	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	2/21 at 100.00	BBB-	210,540
500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa2	585,560
105	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	107,878
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	BBB+	189,895
375	5.000%, 8/15/25	No Opt. Call	BBB+	444,829
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BB	529,670
500	5.000%, 2/15/31	8/27 at 100.00	BB	528,180
500	5.000%, 2/15/32	8/27 at 100.00	BB	526,695
1,000	5.000%, 2/15/37	8/27 at 100.00	BB	1,050,430
105	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	110,776
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,064,793
10,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/24	No Opt. Call	BBB-	10,970,700
3,835	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB-	4,383,443
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	363,780
4,400	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB-	4,548,720
	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	1,581,691
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,118,365
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	213,756
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	774,144
610	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	627,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
$1,155	5.000%, 12/15/28	12/27 at 100.00	BB+	$1,374,288
300	5.000%, 12/15/31	12/27 at 100.00	BB+	352,056
745	5.000%, 12/15/33	12/27 at 100.00	BB+	867,173
500	5.000%, 12/15/34	12/27 at 100.00	BB+	580,560
2,000	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,233,540
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	500,210
560	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	560,190
2,490	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,546,672
520	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB	577,351
	South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A:
320	4.000%, 12/01/25	No Opt. Call	N/R	351,546
330	4.000%, 12/01/26	No Opt. Call	N/R	365,228
345	4.000%, 12/01/27	No Opt. Call	N/R	383,850
355	4.000%, 12/01/28	No Opt. Call	N/R	395,598
370	4.000%, 12/01/29	12/28 at 100.00	N/R	409,723
385	4.000%, 12/01/30	12/28 at 100.00	N/R	423,308
400	4.000%, 12/01/31	12/28 at 100.00	N/R	438,168
420	4.000%, 12/01/32	12/28 at 100.00	N/R	458,720
435	4.000%, 12/01/33	12/28 at 100.00	N/R	472,697
450	4.000%, 12/01/34	12/28 at 100.00	N/R	487,580
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	2,746,500
2,410	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,767,114
2,220	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,221,376
1,230	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,236,457
570	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	572,993
985	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (6)	1/21 at 100.00	N/R	886,826
397,547	Total Illinois			440,427,339

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.6%
$190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	$192,981
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,189,257
1,830	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A	6/30 at 100.00	N/R	1,900,491
2,810	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,063,659
165	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/30 (WI/DD, Settling 1/07/21)	12/27 at 103.00	N/R	178,794
630	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	693,214
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	903,626
255	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 5.000%, 12/01/40 (WI/DD, Settling 1/07/21)	12/27 at 103.00	N/R	265,705
19,620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	2/21 at 100.00	Caa2	19,642,367
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Baa3	2,680,176
1,275	5.500%, 4/01/34	4/26 at 100.00	Baa3	1,461,622
2,500	5.000%, 4/01/37	4/26 at 100.00	Baa3	2,747,450
1,225	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	2/21 at 100.00	Baa2	1,228,552
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	271,095
325	5.000%, 10/01/23 (ETM)	No Opt. Call	Baa3 (5)	367,874
550	5.000%, 10/01/24 (Pre-refunded 10/01/23)	10/23 at 100.00	Baa3 (5)	622,556
1,400	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	Baa3 (5)	1,584,688
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	15,824
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Baa3	1,038,930
2,245	5.000%, 4/01/42	4/22 at 100.00	Baa3	2,302,719
500	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	511,135
4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC	4,450,320
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (6)	No Opt. Call	N/R	2,925,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	$223,155
	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
1,110	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	1,187,001
6,300	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	7,131,033
4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,179,008
60,675	Total Indiana			62,958,232
	Iowa – 2.4%
5,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	5,999,584
16,825	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	18,361,291
16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	1/21 at 103.00	B	17,090,939
22,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	24,227,264
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	4,208,056
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
500	3.950%, 8/01/23	No Opt. Call	N/R	507,810
750	4.450%, 8/01/28	8/23 at 102.00	N/R	783,165
500	5.000%, 8/01/33	8/23 at 102.00	N/R	524,010
7,155	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.375%, 6/01/38	2/21 at 100.00	B-	7,251,950
16,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	2/21 at 100.00	B-	16,216,800
90,535	Total Iowa			95,170,869
	Kansas – 0.6%
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	775,650
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,852,310
750	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/49	3/29 at 100.00	BB+	785,257
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
1,100	0.000%, 12/15/29 (6)	12/22 at 100.00	N/R	550,000
1,750	0.000%, 12/15/34 (6)	12/22 at 100.00	N/R	875,000

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
$7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	$5,258,662
5,500	5.250%, 12/15/29	12/22 at 100.00	N/R	3,247,530
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,179,986
880	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Apartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	899,659
10,660	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	10,546,471
32,810	Total Kansas			25,970,525
	Kentucky – 0.3%
1,750	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	1,926,767
2,530	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	2,518,210
1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,354,858
775	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	1/21 at 100.00	N/R	773,442
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	613,642
3,560	5.000%, 7/01/33	7/25 at 100.00	Baa2	3,908,239
10,530	Total Kentucky			11,095,158
	Louisiana – 1.4%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	2/21 at 100.00	B1	2,250,517
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,195,460
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	561,890
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,417,812
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	523,021
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,094,050
725	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A	6/27 at 100.00	N/R	785,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$735	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	$785,649
7,595	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	8,001,864
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27 (6)	No Opt. Call	D	425,000
1,745	5.000%, 7/01/28 (6)	7/27 at 100.00	D	1,483,250
1,680	5.000%, 7/01/29 (6)	7/27 at 100.00	D	1,428,000
1,695	5.000%, 7/01/30 (6)	7/27 at 100.00	D	1,440,750
1,000	5.000%, 7/01/32 (6)	7/27 at 100.00	D	850,000
750	5.000%, 7/01/33 (6)	7/27 at 100.00	D	637,500
1,500	5.000%, 7/01/37 (6)	7/27 at 100.00	D	1,275,000
410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	418,331
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	510,978
400	5.000%, 5/15/26	5/25 at 100.00	A3	475,272
475	5.000%, 5/15/27	5/25 at 100.00	A3	561,882
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
795	6.625%, 12/15/23	No Opt. Call	N/R	834,273
770	8.375%, 12/15/43	12/23 at 100.00	N/R	816,947
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (6)	No Opt. Call	N/R	40
980	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/27 (AMT)	No Opt. Call	A-	1,209,291
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	BBB+	573,605
500	5.000%, 6/01/25	6/24 at 100.00	BBB+	575,925
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	BBB+	976,249
3,990	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,923,261
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	4,270,108
4,190	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	5,254,553
2,735	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,374,716
4,280	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,783,499

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,025	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	$1,078,608
1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	2/21 at 100.00	BB+	1,908,353
57,020	Total Louisiana			57,700,822
	Maine – 0.7%
2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	2,654,830
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,752,748
13,130	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (AMT) (6)	12/26 at 100.00	N/R	7,221,500
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,085,610
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	541,510
100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21	No Opt. Call	Ba3	101,652
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	2/21 at 100.00	B1	9,052,715
33,045	Total Maine			28,410,565
	Maryland – 1.5%
535	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	549,857
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BB-	1,611,856
810	5.000%, 9/01/31	9/27 at 100.00	BB-	765,895
1,500	5.000%, 9/01/33	9/27 at 100.00	BB-	1,417,950
5,980	5.000%, 9/01/42	9/27 at 100.00	BB-	5,650,741
9,590	5.000%, 9/01/46	9/27 at 100.00	BB-	9,053,535
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	415,290
260	5.000%, 6/15/24	No Opt. Call	BBB+	298,033
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	313,979
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	437,726
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	390,350
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	582,169

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
$1,960	4.250%, 6/01/26	No Opt. Call	N/R	$2,084,401
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,230,326
600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	631,248
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,633,475
5,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	2/21 at 100.00	BB-	5,968,686
4,565	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	CCC	4,637,812
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	0.000%, 12/01/21 (6)	No Opt. Call	N/R	2,016,000
6,000	5.000%, 12/01/31 (6)	2/21 at 100.00	N/R	3,600,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 0.000%, 12/01/31 (6)	2/21 at 100.00	N/R	600,000
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BB+	284,980
190	5.000%, 7/01/29	7/27 at 100.00	BB+	198,335
325	5.000%, 7/01/30	7/27 at 100.00	BB+	337,389
375	5.000%, 7/01/31	7/27 at 100.00	BB+	388,009
530	5.000%, 7/01/37	7/21 at 100.00	BB+	531,023
3,390	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,541,669
2,500	Maryland Economic Development Corporation, Special Obligation Bonds, Port Coveington Project, Series 2020, 4.000%, 9/01/40	9/30 at 100.00	N/R	2,628,800
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,139,100
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	441,272
1,425	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,515,160
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	669,696
63,810	Total Maryland			60,564,762

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.4%
	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019:
$640	4.000%, 6/15/24	No Opt. Call	N/R	$667,693
490	5.000%, 6/15/29	6/26 at 100.00	N/R	551,985
530	5.000%, 6/15/39	6/26 at 100.00	N/R	582,030
2,000	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	B	1,817,820
860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	952,054
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba2	305,514
335	5.000%, 7/15/22	No Opt. Call	Ba2	352,018
325	5.000%, 7/15/23	No Opt. Call	Ba2	353,620
315	5.000%, 7/15/24	7/23 at 100.00	Ba2	342,200
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,220	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,290,065
2,265	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	2,414,988
2,690	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	2,862,160
125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/21 at 100.00	A	125,270
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,310,332
470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 0.714%, 5/01/37 – NPFG Insured (3-Month LIBOR *67% reference rate + 0.570% spread) (7)	2/21 at 100.00	AA	455,322
17,165	Total Massachusetts			18,383,071
	Michigan – 0.2%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019:
285	3.500%, 11/01/24	No Opt. Call	BB	287,941
410	3.875%, 11/01/29	11/27 at 102.00	BB	418,442
85	5.000%, 11/01/34	11/27 at 102.00	BB	92,229
400	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	2/21 at 100.00	B	394,808
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,236,548
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,333,550
385	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	2/21 at 100.00	B-	385,839

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
$15	5.500%, 5/01/21 – ACA Insured	2/21 at 100.00	B-	$15,024
50	5.500%, 5/01/21	2/21 at 100.00	B-	49,680
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	2/21 at 100.00	A2	5,016
705	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 4.000%, 2/01/29	2/27 at 102.00	BB+	745,347
1,350	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,188,945
125	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	123,228
750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	772,410
580	Warren Academy, Macomb County, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A	5/27 at 100.00	N/R	600,607
9,070	Total Michigan			9,649,614
	Minnesota – 1.4%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	341,354
400	3.500%, 8/01/27	8/26 at 100.00	BB+	424,532
270	4.000%, 8/01/28	8/26 at 100.00	BB+	292,696
415	4.000%, 8/01/29	8/26 at 100.00	BB+	448,084
260	4.000%, 8/01/30	8/26 at 100.00	BB+	279,464
300	4.000%, 8/01/31	8/26 at 100.00	BB+	321,330
780	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	2/21 at 100.00	N/R	780,585
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
770	4.750%, 7/01/25	No Opt. Call	N/R	802,194
630	5.250%, 7/01/30	7/25 at 100.00	N/R	678,138
1,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	1,008,970
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	398,216
540	5.000%, 7/01/31	7/24 at 102.00	N/R	587,137

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
$1,415	3.875%, 7/01/29	7/27 at 102.00	N/R	$1,454,719
1,680	5.000%, 7/01/34	7/27 at 102.00	N/R	1,826,362
2,135	5.000%, 7/01/39	7/27 at 102.00	N/R	2,293,737
1,590	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B	1,609,732
105	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	110,935
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
500	4.000%, 7/01/23	No Opt. Call	BB	522,920
420	4.000%, 7/01/24	No Opt. Call	BB	445,544
500	5.000%, 7/01/29	7/24 at 100.00	BB	539,255
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	2/21 at 100.00	N/R	2,659,814
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	2/21 at 100.00	B1	550,066
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	2/21 at 100.00	N/R	1,881,429
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
500	4.250%, 7/01/39	7/25 at 102.00	N/R	506,225
500	5.000%, 7/01/39	7/25 at 102.00	N/R	528,910
575	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 0.150%, 8/01/28 – NPFG Insured	12/20 at 100.00	AA-	558,469
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A	12/27 at 100.00	N/R	598,098
1,595	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,663,888
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	649,976
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
780	3.750%, 12/01/22, 144A	No Opt. Call	N/R	797,729
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	2,010,053
350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	365,127

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
$500	4.000%, 3/01/22	No Opt. Call	N/R	$508,075
335	4.000%, 3/01/24	3/23 at 100.00	N/R	343,412
325	4.000%, 3/01/27	3/23 at 100.00	N/R	331,796
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
715	4.150%, 9/01/24	No Opt. Call	BB-	730,587
1,100	5.000%, 9/01/34	9/24 at 100.00	BB-	1,146,893
2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen, Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	2/21 at 100.00	N/R	2,286,325
1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,167,527
7,690	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	7,875,329
1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,479,940
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26 (6)	No Opt. Call	N/R	680,000
4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,934,217
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	269,182
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
970	4.000%, 12/01/24	No Opt. Call	BB	990,642
700	4.500%, 12/01/29	12/24 at 100.00	BB	724,290
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
160	3.625%, 10/01/21	No Opt. Call	N/R	160,568
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,474,447
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,179,112
175	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	177,343
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	207,214
400	4.000%, 12/01/24	No Opt. Call	N/R	417,936
53,260	Total Minnesota			55,020,523

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.1%
$1,875	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.000%, 10/15/30, 144A	10/26 at 100.00	N/R	$1,802,063
2,700	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2019B, 4.000%, 10/15/49 (Mandatory Put 4/15/29), 144A	10/26 at 100.00	N/R	2,456,352
4,575	Total Mississippi			4,258,415
	Missouri – 1.2%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,515	5.000%, 8/01/24	No Opt. Call	Ba1	1,656,895
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,163,896
1,000	4.000%, 8/01/38	8/26 at 100.00	Ba1	1,041,840
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	666,601
1,125	4.000%, 11/01/27	11/25 at 100.00	N/R	1,147,208
1,710	3.900%, 11/01/29	11/25 at 100.00	N/R	1,717,404
690	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	768,812
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	Ba1	1,012,690
1,400	5.000%, 3/01/28	3/27 at 100.00	Ba1	1,585,066
700	5.000%, 3/01/30	3/27 at 100.00	Ba1	782,572
200	5.000%, 3/01/31	3/27 at 100.00	Ba1	222,856
3,525	5.000%, 3/01/36	3/27 at 100.00	Ba1	3,872,953
995	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	995,756
1,150	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014, 3.750%, 3/01/21	No Opt. Call	N/R	1,151,990
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,099,620
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,198,743
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,220,216
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,308,056
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	2,962,823
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,583,490

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	$1,984,860
1,430	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,480,307
1,895	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,903,660
1,135	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	1,156,871
2,555	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,683,465
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	972,418
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,068,675
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,170,818
800	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	839,544
1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	2/21 at 100.00	N/R	1,150,127
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,711,365
595	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	655,958
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	1,900,746
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	509,570
485	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	471,653
44,945	Total Missouri			47,819,524
	Montana – 0.1%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,052,180
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,248,476
435	5.250%, 5/15/32	5/25 at 102.00	N/R	456,776
2,615	Total Montana			2,757,432
	Nebraska – 0.0%
815	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	BBB+	850,999

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.5%
$835	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	$915,527
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
585	5.000%, 8/01/21	No Opt. Call	A	598,590
1,135	4.000%, 8/01/22	No Opt. Call	A	1,181,807
1,605	4.000%, 8/01/23	8/22 at 100.00	A	1,673,983
640	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	682,566
1,240	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,349,070
1,170	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,018,111
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,114,204
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,017,280
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,900	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	14,066,522
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	2,892,707
1,100	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,136,377
495	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	527,467
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,630,323
675	4.000%, 9/01/35	9/26 at 100.00	N/R	695,216
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
420	4.000%, 6/01/21	No Opt. Call	N/R	423,742
540	5.000%, 6/01/23	No Opt. Call	N/R	579,668
505	5.000%, 6/01/24	No Opt. Call	N/R	555,682
815	5.000%, 6/01/25	6/24 at 100.00	N/R	894,503
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
485	5.000%, 12/01/26	12/25 at 100.00	N/R	541,192
1,520	5.000%, 12/01/28	12/25 at 100.00	N/R	1,680,314

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$325	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39	6/29 at 100.00	N/R	$343,337
335	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	376,905
	North Las Vegas, Nevada, General Obligation Bonds, Refunding Series 2011:
500	5.000%, 6/01/33	6/21 at 100.00	BBB-	505,840
500	5.000%, 6/01/36	6/21 at 100.00	BBB-	505,605
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
695	4.250%, 6/01/34	12/28 at 100.00	N/R	734,643
840	4.500%, 6/01/39	12/28 at 100.00	N/R	898,086
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
850	4.000%, 12/01/27, 144A	No Opt. Call	N/R	907,647
845	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	934,359
3,900	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	2/21 at 100.00	BB-	3,885,024
1,800	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	2/21 at 100.00	N/R	1,657,584
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	480,904
8,927	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Sales Tax Anticipation Series 2019B, 3.500%, 6/15/28	No Opt. Call	N/R	9,144,573
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
395	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	396,857
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	796,328
2,500	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020, 5.000%, 7/01/40	7/30 at 100.00	N/R	2,802,700
60,797	Total Nevada			62,545,243
	New Jersey – 2.9%
3,045	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	3,215,764
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (5)	532,518
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB	1,187,411
190	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	199,403
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,044,432

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
$85	3.500%, 9/01/22, 144A	No Opt. Call	BB	$85,850
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	222,377
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB	865,773
765	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 4.375%, 1/01/24	No Opt. Call	N/R	770,156
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB	958,952
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB	7,757,150
2,780	5.000%, 6/15/35	12/28 at 100.00	BBB	3,388,959
5,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	5,954,750
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	B	665,795
115	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	116,471
10,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26	6/25 at 100.00	BBB	11,602,600
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2018-XG0168, 4.021%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	N/R	991,570
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
19,735	1.620%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB	19,693,359
3,000	1.670%, 3/01/28 (SIFMA reference rate + 1.600% spread) (7)	3/23 at 100.00	BBB	2,999,640
2,200	1.670%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB	2,199,736
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB	5,422,950
250	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 2.833%, 9/01/25, 144A (IF) (4)	No Opt. Call	N/R	238,240
100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	106,220
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	4,812,475
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	2/21 at 100.00	B	530,371
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,646,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
$450	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	$491,328
3,315	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,619,450
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Baa3	2,029,171
1,075	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/34	7/26 at 100.00	BBB-	1,175,942
1,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30	6/26 at 100.00	Baa1	1,166,860
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB	1,475,932
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34	12/28 at 100.00	BBB	6,107,100
1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.125%, 6/15/39	12/28 at 100.00	BBB	1,697,205
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 0.801%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,855,356
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BB+	1,142,810
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (AMT)	1/28 at 100.00	Baa1	1,190,650
1,300	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa1	1,535,547
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	992,502
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,414,773
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,445,100
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,151,320
1,705	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	1,936,641
109,290	Total New Jersey			118,637,234
	New Mexico – 0.2%
1,525	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	2/21 at 100.00	N/R	1,526,098
240	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25	No Opt. Call	N/R	245,758
2,565	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	2,611,683
285	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	295,534
510	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	518,568

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$1,635	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	2/21 at 103.00	N/R	$1,662,729
6,760	Total New Mexico			6,860,370
	New York – 5.1%
180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	208,516
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB	1,115,810
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	822,839
845	5.000%, 11/01/22	No Opt. Call	BB	884,377
700	5.250%, 11/01/34	11/24 at 100.00	BB	748,090
3,805	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,822,313
2,500	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	2,611,125
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	5,256
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (5)	16,690
715	5.000%, 5/01/23	No Opt. Call	BBB-	771,971
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	94,364
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	72,160
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (5)	22,203
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
1,175	5.000%, 12/01/21, 144A	No Opt. Call	BB-	1,188,853
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	6,748,986
1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (AMT)	6/21 at 100.00	Ba1	1,716,866
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,123,880
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,171,630
800	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 4.760%, 2/01/27	No Opt. Call	N/R	859,496
4,310	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	4,516,578
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	998,510

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$50,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22 (UB) (4)	No Opt. Call	N/R	$52,392,681
3,445	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	3,611,600
4,220	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	4,473,917
4,240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	BBB+	4,829,318
3,105	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/33	5/25 at 100.00	BBB+	3,446,364
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	A-	452,188
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	1/21 at 100.00	B-	5,579,064
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	240,074
375	5.000%, 7/01/28	7/25 at 100.00	BBB	426,338
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/27 (6)	2/21 at 100.00	N/R	618,750
3,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Series 2010A, 6.250%, 6/01/41, 144A	1/21 at 100.00	B-	3,054,780
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
2,915	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,149,512
9,150	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	9,877,425
3,500	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	3,830,785
5,160	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	5,839,624
6,125	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	6,367,979
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,595	5.000%, 1/01/31 (AMT)	1/28 at 100.00	BB+	1,907,955
1,600	5.000%, 1/01/34 (AMT)	1/28 at 100.00	BB+	1,882,240
4,410	5.000%, 1/01/36 (AMT)	1/28 at 100.00	BB+	5,166,491

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
$1,925	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	$2,207,089
10,000	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	12,333,600
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
10,385	5.000%, 1/01/30 (AMT)	1/26 at 100.00	B1	10,084,977
470	5.000%, 1/01/31 (AMT)	1/26 at 100.00	B1	451,421
480	5.000%, 1/01/32 (AMT)	1/26 at 100.00	B1	455,467
2,000	5.000%, 1/01/34 (AMT)	1/26 at 100.00	B1	1,860,580
6,705	5.000%, 1/01/35 (AMT)	1/26 at 100.00	B1	6,189,721
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	B1	1,923,432
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
5,000	5.000%, 6/01/45	6/27 at 100.00	CCC+	5,382,050
5,000	5.000%, 6/01/48	6/27 at 100.00	N/R	5,355,750
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,850	5.000%, 6/01/24	No Opt. Call	B-	2,960,665
3,850	5.000%, 6/01/25	No Opt. Call	B-	4,037,264
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	3,224,467
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB-	801,265
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	966,552
193,295	Total New York			204,901,898
	North Carolina – 0.1%
565	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	572,831
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,372,893
3,665	Total North Carolina			3,945,724
	North Dakota – 0.1%
490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (5)	522,364
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,384,968
2,495	Total North Dakota			2,907,332

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 2.2%
$11,095	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$1,690,656
3,670	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	3,791,734
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,235	5.000%, 12/01/24	12/22 at 100.00	N/R	1,254,587
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,185,016
5,000	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	2/21 at 100.00	B	5,010,600
2,405	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	2,529,819
435	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	2/21 at 100.00	N/R	436,205
1,000	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 3.375%, 12/01/29	6/29 at 100.00	N/R	1,012,520
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,484,409
2,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51	12/29 at 100.00	BBB-	2,091,480
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	163,587
205	5.000%, 11/15/24	No Opt. Call	BBB+	229,358
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	223,130
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	555,655
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
125	5.000%, 12/01/22	2/21 at 100.00	N/R	125,143
525	5.000%, 12/01/32	2/21 at 100.00	N/R	525,063
1,115	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,145,150
1,315	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25 (6)	No Opt. Call	N/R	947,642
2,250	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	Ba2	2,391,997
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	9,394
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (6)	No Opt. Call	N/R	456

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	$20,930,812
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	32,050
2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	2,581
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (6)	No Opt. Call	N/R	3,881
215	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (6)	No Opt. Call	N/R	269
1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	1,875
1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	2,163
3,900	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	4,875
1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,123,362
11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	11,338,337
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,667,190
2,000	4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	2,227,680
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	729,806
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa2	1,803,577
12,190	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	15,238
8,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	10,763
2,905	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	3,631
5,075	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	6,344
3,580	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	4,475
5,230	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (6)	No Opt. Call	N/R	6,538

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	$18,744
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	248,875
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,350,768
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	2,000,640
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
430	5.000%, 12/01/23	No Opt. Call	BB-	473,942
595	5.000%, 12/01/24	No Opt. Call	BB-	639,458
415	5.000%, 12/01/25	12/24 at 100.00	BB-	444,158
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	2,888,086
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,568,784
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,370,577
6,800	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	7,238,804
196,735	Total Ohio			90,961,884
	Oklahoma – 0.6%
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	553,930
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	660,816
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	439,208
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	1,948,548
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	794,291
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	10,358,776
2,915	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	3,056,232
8,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	8,603,196
24,850	Total Oklahoma			26,414,997
	Oregon – 0.1%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	827,812

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$740	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 3.750%, 6/15/29, 144A	6/27 at 102.00	N/R	$751,788
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	444,504
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,821
550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	587,526
405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	2/21 at 100.00	N/R	392,016
2,950	Total Oregon			3,079,467
	Pennsylvania – 5.8%
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	Caa2	5,147,716
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 0.964%, 2/01/37 (3-Month LIBOR *67% reference rate + 0.820% spread) (7)	2/21 at 100.00	A	5,798,562
365	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	382,330
3,770	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	Caa2	3,795,184
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (6)	2/21 at 100.00	N/R	6,480,000
2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,133,720
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,080,060
1,625	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Baa3	1,864,769
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
12,775	5.000%, 5/01/28, 144A	No Opt. Call	N/R	14,266,481
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,852,893
2,750	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/27, 144A	No Opt. Call	Baa3	3,151,362
8,195	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	10,244
6,755	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (6)	No Opt. Call	N/R	8,444

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	$10,588
18,995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	23,744
12,725	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory Put 4/01/21)	No Opt. Call	N/R	12,820,437
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A:
750	5.000%, 2/01/29	No Opt. Call	BB+	856,253
800	5.000%, 2/01/30	No Opt. Call	BB+	918,808
700	5.000%, 2/01/31	No Opt. Call	BB+	809,725
800	5.000%, 2/01/32	No Opt. Call	BB+	930,408
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa2	3,280,235
3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	3,460,152
4,980	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 0.859%, 10/01/34 (3-Month LIBOR *67% reference rate + 0.700% spread) (7)	2/21 at 100.00	A2	4,711,379
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	920,295
295	5.000%, 12/01/30	12/25 at 100.00	N/R	310,293
1,330	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,434,897
850	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB	879,342
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB	3,078,653
485	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	506,689
275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	281,245
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A1	1,106,460
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	696,894
500	5.000%, 5/01/24	No Opt. Call	Baa3	544,095
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,648,750

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$550	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017, 5.000%, 6/01/27	6/25 at 102.00	BB	$588,962
8,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.901%, 6/01/37 (3-Month LIBOR *67% reference rate + 0.750% spread) (7)	2/21 at 100.00	A+	7,304,240
60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48 (Mandatory Put 9/01/25) (UB) (4)	9/24 at 100.00	A+	60,129,600
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	537,552
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	895,996
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BB+	884,338
405	5.000%, 7/01/24	No Opt. Call	BB+	415,939
1,000	5.000%, 7/01/29	7/24 at 100.00	BB+	1,016,150
1,625	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	1,730,251
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,227,580
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,025,330
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,264,788
500	5.000%, 12/01/32	6/27 at 100.00	N/R	524,530
3,066	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,146,391
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Ba2	1,298,847
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba2	1,337,136
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba2	2,255,127
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,060,740
1,670	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	1,803,182
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	696,176
5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	5,546,329

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	$5,546,329
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	10,731
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	175
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
350	5.000%, 6/30/24 (AMT)	No Opt. Call	BBB	400,113
750	5.000%, 12/31/26 (AMT)	6/26 at 100.00	BBB	910,253
745	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019, 5.250%, 6/01/26, 144A (AMT)	No Opt. Call	N/R	749,150
2,690	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29	11/25 at 100.00	BBB	3,026,169
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	214,996
500	5.000%, 7/01/32	7/27 at 100.00	BB	534,515
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,101,780
525	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Mast Community Charter School II Project, Series 2020A, 5.000%, 8/01/30	No Opt. Call	BBB-	631,633
980	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	1,039,888
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	868,341
3,020	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.979%, 11/15/34 (3-Month LIBOR *67% reference rate + 0.830% spread) (7)	2/21 at 100.00	AA-	2,958,241
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,939,253
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	461,611
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	488,704
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	520,555
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,863,944
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,267,251

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
$2,020	5.000%, 11/15/26	5/24 at 100.00	BB+	$2,219,071
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	10,027,695
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,206,150
545	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	552,145
278,311	Total Pennsylvania			235,428,984
	Puerto Rico – 6.2%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	2/21 at 15.36	N/R	7,419,045
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A:
36,575	5.000%, 7/01/30, 144A	No Opt. Call	N/R	43,026,464
17,000	5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	19,616,130
785	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	856,631
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,155	5.000%, 7/01/21	No Opt. Call	CCC	8,348,681
4,370	5.000%, 7/01/23	2/21 at 100.00	CCC	4,380,925
7,875	5.500%, 7/01/28	7/22 at 100.00	CCC	8,357,344
3,000	5.250%, 7/01/29	7/22 at 100.00	CCC	3,172,500
3,440	5.000%, 7/01/33	7/22 at 100.00	CCC	3,616,300
4,570	5.125%, 7/01/37	7/22 at 100.00	CCC	4,809,925
3,000	5.750%, 7/01/37	7/22 at 100.00	CCC	3,191,250
1,380	5.250%, 7/01/42	7/22 at 100.00	CCC	1,454,175
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)	2/21 at 100.00	D	6,360,819
635	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (6)	2/21 at 100.00	D	512,763
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	3.957%, 7/01/21 (6)	2/21 at 100.00	D	810,000
1,000	3.957%, 7/01/21 (6)	No Opt. Call	N/R	795,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3,000	3.957%, 7/01/29 (6)	7/22 at 100.00	D	2,430,000
78	3.957%, 7/01/42 (6)	7/22 at 100.00	D	60,743
14,155	3.957%, 7/01/42 (6)	7/22 at 100.00	D	11,465,550
45	3.961%, 7/01/42 (6)	7/22 at 100.00	D	36,450
470	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (6)	No Opt. Call	N/R	375,413

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
$200	3.957%, 7/01/21 (6)	No Opt. Call	N/R	$159,000
1,140	3.957%, 7/01/21 (6)	2/21 at 100.00	D	923,400
6,205	3.957%, 7/01/22 (6)	2/21 at 100.00	D	5,026,050
450	3.957%, 7/01/23 (6)	2/21 at 100.00	D	364,500
35	3.957%, 7/01/25 (6)	2/21 at 100.00	D	28,350
115	3.957%, 7/01/27 (6)	2/21 at 100.00	D	93,150
12	3.957%, 7/01/32 (6)	2/21 at 100.00	D	9,345
1,230	3.957%, 7/01/32 (6)	2/21 at 100.00	D	996,300
2,310	3.957%, 7/01/37 (6)	2/21 at 100.00	D	1,871,100
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,100	3.999%, 7/01/21 (6)	No Opt. Call	N/R	878,625
2,115	5.000%, 7/01/24 (6)	2/21 at 100.00	D	1,713,150
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
975	3.978%, 7/01/23 (6)	2/21 at 100.00	D	792,187
2,000	3.978%, 7/01/24 (6)	2/21 at 100.00	D	1,625,000
2,140	3.998%, 7/01/27 (6)	2/21 at 100.00	D	1,738,750
9,664	3.978%, 7/01/28 (6)	2/21 at 100.00	D	7,852,000
7,020	3.978%, 7/01/29 (6)	2/21 at 100.00	D	5,703,750
5,184	3.978%, 7/01/31 (6)	2/21 at 100.00	D	4,212,000
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
50	3.957%, 7/01/22 (6)	2/21 at 100.00	D	40,500
2,100	3.957%, 7/01/24 (6)	2/21 at 100.00	D	1,701,000
400	3.926%, 7/01/25 (6)	2/21 at 100.00	D	323,000
50	3.957%, 7/01/25 (6)	2/21 at 100.00	D	40,500
1,995	3.978%, 7/01/27 (6)	2/21 at 100.00	D	1,620,937
490	3.957%, 7/01/28 (6)	2/21 at 100.00	D	396,900
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
695	3.926%, 7/01/25 (6)	2/21 at 100.00	D	561,213
110	3.978%, 7/01/27 (6)	2/21 at 100.00	D	89,375
7,595	3.978%, 7/01/40 (6)	2/21 at 100.00	D	6,170,937

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
$1,145	3.978%, 7/01/21 (6)	2/21 at 100.00	D	$930,312
7,620	3.978%, 7/01/22 (6)	2/21 at 100.00	D	6,191,250
10,655	3.978%, 7/01/22 (6)	2/21 at 100.00	D	8,324,219
4,320	3.978%, 7/01/23 (6)	2/21 at 100.00	D	3,510,000
350	3.957%, 7/01/24 (6)	2/21 at 100.00	D	283,500
1,260	3.978%, 7/01/24 (6)	2/21 at 100.00	D	1,023,750
1,000	3.978%, 7/01/25 (6)	2/21 at 100.00	D	812,500
1,090	3.957%, 7/01/28 (6)	2/21 at 100.00	D	882,900
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
730	4.123%, 7/01/33 (6)	7/23 at 100.00	D	610,463
3,415	4.102%, 7/01/36 (6)	7/23 at 100.00	D	2,847,256
745	4.123%, 7/01/43 (6)	7/23 at 100.00	D	623,006
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/21 (6)	No Opt. Call	N/R	412,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
280	3.999%, 7/01/21 (6)	2/21 at 100.00	D	228,200
2,850	3.988%, 7/01/22 (6)	2/21 at 100.00	D	2,319,187
5,597	3.988%, 7/01/23 (6)	2/21 at 100.00	D	4,554,559
20	3.978%, 7/01/25 (6)	2/21 at 100.00	D	16,250
130	3.957%, 7/01/28 (6)	2/21 at 100.00	D	105,300
1,060	3.978%, 7/01/33 (6)	2/21 at 100.00	D	861,250
3,990	3.999%, 7/01/38 (6)	2/21 at 100.00	D	3,251,850
7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (6)	2/21 at 100.00	D	6,080,475
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (6)	2/21 at 100.00	D	3,904,312
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	2/21 at 100.00	A2	800,598
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
585	0.000%, 7/01/27	No Opt. Call	N/R	521,586
570	0.000%, 7/01/29	7/28 at 98.64	N/R	484,791
827	0.000%, 7/01/33	7/28 at 86.06	N/R	593,191
7,100	0.000%, 7/01/46	7/28 at 41.38	N/R	2,205,544
5,965	0.000%, 7/01/51	7/28 at 30.01	N/R	1,335,683
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
3,000	4.329%, 7/01/40	7/28 at 100.00	N/R	3,258,420
1,380	4.329%, 7/01/40	7/28 at 100.00	N/R	1,497,907
5,000	4.784%, 7/01/58	7/28 at 100.00	N/R	5,509,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,650	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (6)	2/21 at 100.00	D	$1,134,375
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
7,800	5.000%, 6/01/21	2/21 at 100.00	C	7,800,000
505	5.000%, 6/01/22	2/21 at 100.00	C	502,475
25	5.000%, 6/01/23	2/21 at 100.00	C	24,750
250	5.000%, 6/01/24	2/21 at 100.00	C	246,250
275	5.000%, 6/01/30	2/21 at 100.00	C	266,750
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
230	5.000%, 6/01/21	2/21 at 100.00	C	230,000
375	5.000%, 6/01/22	2/21 at 100.00	C	373,125
317,837	Total Puerto Rico			250,585,311
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (5)	1,257,631
	South Carolina – 0.3%
400	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.000%, 11/01/30	11/29 at 100.00	N/R	436,624
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	808,920
935	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	909,839
300	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB+	316,125
375	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	391,114
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.500%, 10/01/35	10/27 at 103.00	N/R	1,017,260
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,729,136
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,188,638
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,026,160
400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	451,576
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	662,596
125	5.000%, 12/01/28	6/26 at 100.00	A-	152,995
830	5.000%, 12/01/29	6/26 at 100.00	A-	1,013,322

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$220	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 3.125%, 12/01/22	No Opt. Call	N/R	$222,950
9,605	Total South Carolina			10,327,255
	Tennessee – 1.3%
500	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	436,495
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
2,350	0.000%, 12/01/21, 144A	No Opt. Call	N/R	2,265,799
2,535	0.000%, 12/01/22, 144A	No Opt. Call	N/R	2,341,960
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	3,243,252
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,607,210
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,518,972
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,487,877
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,911,029
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,870,702
1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,553,895
620	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23 (6)	No Opt. Call	D	579,700
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,395,144
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
17,710	5.250%, 5/01/25, 144A (6), (8)	11/24 at 100.00	N/R	12,397,000
5,685	6.000%, 5/01/34, 144A (6), (8)	11/24 at 100.00	N/R	3,979,500
930	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	915,622
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	1,116,000
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A (6), (8)	No Opt. Call	N/R	2,200,000
12,635	7.125%, 6/01/32, 144A (6), (8)	6/27 at 100.00	N/R	6,949,250
850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	877,362

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$40	5.000%, 2/01/24	No Opt. Call	Baa2	$45,100
190	5.000%, 2/01/25	No Opt. Call	Baa2	220,404
69,710	Total Tennessee			50,912,273
	Texas – 4.8%
935	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	1,038,654
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	605,069
420	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	456,137
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,136,230
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
530	4.000%, 6/15/26	6/21 at 100.00	BB	533,387
210	5.000%, 6/15/36	6/21 at 100.00	BB	211,667
730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	782,458
700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB	703,773
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
475	5.000%, 9/01/23, 144A	No Opt. Call	N/R	500,246
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	588,936
1,030	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,156,123
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
400	5.000%, 1/01/22	No Opt. Call	BBB-	409,708
165	5.000%, 1/01/30	1/27 at 100.00	BBB-	172,072
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB-	1,879,974
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB-	1,776,908
985	5.000%, 1/01/33	1/27 at 100.00	BBB-	1,029,847
580	5.000%, 1/01/34	1/27 at 100.00	BBB-	606,663

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
$1,445	5.000%, 1/01/24	No Opt. Call	BB-	$1,423,368
540	5.000%, 1/01/25	No Opt. Call	BB-	531,198
1,680	5.000%, 1/01/27	No Opt. Call	BB-	1,662,948
990	5.000%, 1/01/28	1/27 at 100.00	BB-	981,922
1,445	5.000%, 1/01/29	1/27 at 100.00	BB-	1,440,174
880	5.000%, 1/01/30	1/27 at 100.00	BB-	877,888
1,985	5.000%, 1/01/32	1/27 at 100.00	BB-	1,992,206
1,525	5.000%, 1/01/34	1/27 at 100.00	BB-	1,533,952
460	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	505,034
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	566,135
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,246,862
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	719,656
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,620,265
245	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	267,038
2,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,173,943
650	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	669,396
275	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	309,705
305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	341,649
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	232,419
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
176	4.625%, 9/01/23	No Opt. Call	N/R	183,830
375	5.000%, 9/01/28	No Opt. Call	N/R	432,221
825	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	853,231
1,225	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,304,894

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	$557,289
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
285	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	304,374
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	106,533
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	881,104
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	A-	844,025
725	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	807,715
260	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	276,188
756	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.370%, 6/01/22 (6)	No Opt. Call	B3	748,648
490	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23 (ETM)	No Opt. Call	BBB- (5)	526,554
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB-	260,898
230	5.000%, 9/01/22	No Opt. Call	BBB-	243,345
325	5.000%, 9/01/23	No Opt. Call	BBB-	355,456
305	5.000%, 9/01/24	No Opt. Call	BBB-	343,912
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	1,994,541
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
270	3.125%, 8/15/24, 144A	No Opt. Call	N/R	277,047
510	3.500%, 8/15/29, 144A	8/27 at 100.00	N/R	551,927
110	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	118,707
975	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	3/21 at 102.00	N/R	996,187
6,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	6,182,509
785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	2/21 at 100.00	B3	785,675
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	302,397
295	4.000%, 9/01/24	No Opt. Call	BBB-	325,715
310	4.000%, 9/01/25	No Opt. Call	BBB-	348,855
335	4.000%, 9/01/27	No Opt. Call	BBB-	387,548

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	$626,130
925	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	1,003,172
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	963,458
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,467,466
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,195,598
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
230	3.250%, 9/01/24, 144A	No Opt. Call	N/R	237,542
435	3.625%, 9/01/29, 144A	No Opt. Call	N/R	473,328
150	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	164,574
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,084,600
4,580	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32	2/29 at 100.00	N/R	5,217,444
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	B	1,299,550
10,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	10,922,803
3,600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	4,047,048
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,181,240
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	1,031,699
425	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	463,943
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
255	3.500%, 9/15/24, 144A	No Opt. Call	N/R	264,626
375	3.750%, 9/15/29, 144A	No Opt. Call	N/R	413,756
305	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 4.375%, 9/15/29, 144A	No Opt. Call	N/R	335,125
1,250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,288,537
520	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	580,876

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$425	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	$460,836
370	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.125%, 9/15/30, 144A	No Opt. Call	N/R	412,051
345	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	373,011
355	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A	No Opt. Call	N/R	383,734
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa2	52,999
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
270	3.500%, 9/15/24, 144A	No Opt. Call	N/R	280,330
420	3.750%, 9/15/29, 144A	No Opt. Call	N/R	465,700
255	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24	No Opt. Call	B+	251,670
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	302,409
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	332,473
325	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	367,351
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	303,552
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	663,702
1,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,945,949
6,100	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	5,967,691
5,865	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (6), (8)	No Opt. Call	N/R	255,802
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	686,943
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
505	3.375%, 8/15/29, 144A	8/24 at 100.00	N/R	510,909
80	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	84,090
1,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB+	1,273,028

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
$260	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	$261,789
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	615,234
1,575	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 3.000%, 8/15/30, 144A	8/25 at 103.00	BB+	1,620,423
1,480	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,520,537
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
540	5.000%, 4/01/21	No Opt. Call	B-	537,311
655	5.000%, 4/01/23	No Opt. Call	B-	633,581
690	5.000%, 4/01/24	No Opt. Call	B-	664,601
300	5.000%, 4/01/25	4/24 at 100.00	B-	286,839
3,280	5.000%, 4/01/29	4/24 at 100.00	B-	3,122,134
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
355	5.000%, 4/01/36	4/26 at 100.00	B	348,113
2,275	5.000%, 4/01/48	4/26 at 100.00	B	2,167,574
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	486,878
2,250	5.000%, 4/01/29	4/24 at 100.00	BB+	2,290,185
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24) (5)	4/24 at 100.00	N/R	818,670
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (5)	492,238
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	317,923
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,417,836
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,037,500
480	5.000%, 7/01/24	No Opt. Call	CCC	398,400
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	11,205,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B:
$2,140	4.375%, 7/01/21	No Opt. Call	CCC	$2,070,065
1,350	4.625%, 7/01/22	No Opt. Call	CCC	1,263,357
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,027,050
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
235	4.250%, 6/15/28	6/22 at 100.00	N/R	239,519
500	5.000%, 6/15/33	6/22 at 100.00	N/R	513,240
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019:
200	4.875%, 9/01/25, 144A	No Opt. Call	N/R	207,932
265	5.250%, 9/01/30, 144A	No Opt. Call	N/R	288,535
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
380	4.500%, 9/01/25, 144A	No Opt. Call	N/R	394,079
470	4.875%, 9/01/30, 144A	No Opt. Call	N/R	509,330
525	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%, 9/01/25, 144A	No Opt. Call	N/R	537,311
	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019:
150	3.125%, 9/01/24, 144A	No Opt. Call	N/R	154,994
210	3.500%, 9/01/29, 144A	No Opt. Call	N/R	233,058
570	4.000%, 9/01/39, 144A	9/29 at 100.00	N/R	640,509
160	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	173,304
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
280	3.750%, 9/01/24, 144A	No Opt. Call	N/R	290,301
540	4.000%, 9/01/29, 144A	No Opt. Call	N/R	585,079
585	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	637,077
1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba1	2,104,512
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 0.000%, 12/15/22 (6)	12/21 at 100.00	N/R	331,250
145	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 4.900%, 9/15/24	3/24 at 102.00	N/R	149,885

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Public improvement District Project, Series 2019:
$360	3.250%, 9/15/24, 144A	No Opt. Call	N/R	$369,223
530	3.625%, 9/15/29, 144A	No Opt. Call	N/R	573,343
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019:
215	3.500%, 9/15/24, 144A	No Opt. Call	N/R	222,226
315	3.875%, 9/15/29, 144A	9/27 at 100.00	N/R	347,691
555	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	605,561
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
375	3.750%, 9/15/24, 144A	No Opt. Call	N/R	389,745
555	4.125%, 9/15/29, 144A	9/27 at 100.00	N/R	621,189
205	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	227,023
820	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	910,741
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 1 Project, Series 2020:
155	3.125%, 9/15/25, 144A	No Opt. Call	N/R	158,404
225	3.625%, 9/15/30, 144A	No Opt. Call	N/R	237,062
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	830,522
450	5.500%, 8/01/27	No Opt. Call	BBB+	573,102
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
820	4.500%, 9/01/24, 144A	No Opt. Call	N/R	881,041
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,505,318
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,683,655
6,695	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	2/21 at 100.00	N/R	6,706,381
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A, 5.000%, 11/15/22	No Opt. Call	B+	1,162,392

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.000%, 11/15/22 (6)	2/21 at 100.00	N/R	$600,000
1,845	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.000%, 11/15/25 (6)	No Opt. Call	N/R	1,107,000
4,665	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 4.500%, 11/15/21 (6)	2/21 at 100.00	N/R	2,799,000
370	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 0.845%, 12/15/26 (3-Month LIBOR *67% reference rate + 0.700% spread) (7)	12/20 at 100.00	A-	368,683
12,155	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46 (Mandatory Put 4/01/24), 144A (AMT)	4/24 at 100.00	N/R	13,020,436
660	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	741,794
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
94	4.000%, 12/01/21	No Opt. Call	N/R	96,057
549	4.000%, 12/01/27	12/24 at 100.00	N/R	596,241
655	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	724,050
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
2,050	5.500%, 9/01/25	No Opt. Call	N/R	2,101,434
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,890,692
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,082,267
198,235	Total Texas			194,347,106
	Utah – 0.3%
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (6)	12/27 at 100.00	N/R	1,732,668
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,100	3.500%, 6/15/24, 144A	No Opt. Call	N/R	1,120,020
1,660	5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	1,856,693
2,115	5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	2,318,801
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A:
750	3.125%, 6/15/29, 144A	No Opt. Call	N/R	752,482
475	5.000%, 6/15/39, 144A	12/29 at 100.00	N/R	517,118
2,235	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,334,659

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$815	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36, 144A	2/26 at 100.00	BB	$865,457
	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A:
485	3.625%, 6/15/29, 144A	6/27 at 100.00	N/R	497,077
1,350	5.000%, 6/15/39, 144A	6/27 at 100.00	N/R	1,444,986
13,085	Total Utah			13,439,961
	Vermont – 0.2%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,272,913
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	786,872
875	5.000%, 10/15/28	10/26 at 100.00	BBB	980,963
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,104,690
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,097,780
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	176,982
555	5.000%, 10/01/25	10/22 at 100.00	BBB	577,644
805	5.000%, 10/01/27	10/22 at 100.00	BBB	835,340
7,290	Total Vermont			7,833,184
	Virgin Islands – 1.2%
475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	445,217
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
660	5.000%, 10/01/24	No Opt. Call	N/R	641,725
450	5.000%, 10/01/30	10/24 at 100.00	N/R	425,898
1,770	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	1,720,989
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
5,060	5.000%, 10/01/25	2/21 at 100.00	Caa2	5,060,759
2,710	5.000%, 10/01/29	2/21 at 100.00	Caa2	2,710,163
1,870	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	1,882,529
1,041	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	2/21 at 100.00	Caa2	1,041,156

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
$355	5.000%, 10/01/27	10/22 at 100.00	Caa2	$355,128
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,681,451
485	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	2/21 at 100.00	Caa3	466,478
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	2/21 at 100.00	Caa3	6,603,848
275	5.250%, 10/01/29	2/21 at 100.00	Caa3	272,657
6,375	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	2/21 at 100.00	Caa3	6,358,807
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
1,855	6.625%, 10/01/29	2/21 at 100.00	Caa3	1,862,346
1,780	6.750%, 10/01/37	2/21 at 100.00	Caa3	1,786,479
6,442	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	6,447,501
895	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	887,008
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	2/21 at 100.00	Caa2	3,616,209
1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	2/21 at 100.00	Caa3	908,250
48,468	Total Virgin Islands			48,174,598
	Virginia – 0.4%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	958,270
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	1,859,220
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29 (6)	11/24 at 100.00	N/R	2,000,462
800	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	822,520
1,560	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,578,611
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	416,376

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
$1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	$1,553,748
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,653,013
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,769,234
1,595	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,818,300
100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	116,838
345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	357,817
15,200	Total Virginia			14,904,409
	Washington – 1.0%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,195,404
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,760	5.500%, 6/01/27 (AMT)	2/21 at 100.00	N/R	1,762,957
1,500	5.600%, 6/01/37 (AMT)	2/21 at 100.00	N/R	1,501,620
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	BBB+	1,225,107
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	BBB+	1,301,340
1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,070,910
805	Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I Project, Series 2016A, 3.550%, 10/01/46	10/26 at 100.00	AA	868,394
235	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	1/21 at 100.00	N/R	235,313
140	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/22 at 100.00	BBB	145,755
12,910	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	9,682,500
1,130	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	847,500
6,085	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	4,563,750
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.697%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	A1	4,832,450
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,038,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$640	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	$664,243
1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,468,597
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	102,852
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,084,920
70	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	71,211
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,093,388
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,088,660
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
1,215	6.000%, 1/01/24, 144A	No Opt. Call	N/R	1,268,545
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,614,540
45,765	Total Washington			41,728,296
	West Virginia – 0.3%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,465,200
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,473,690
1,295	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23	No Opt. Call	B1	1,322,402
1,260	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,321,942
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,235,120
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,450,361
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,222,060
9,735	Total West Virginia			10,490,775
	Wisconsin – 5.8%
300	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	305,175
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,130,657

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
$300	5.000%, 11/15/31	11/26 at 100.00	A	$368,037
190	5.000%, 11/15/33	11/26 at 100.00	A	231,639
175	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	184,039
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,000	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,024,080
390	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	409,098
940	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	962,363
770	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	787,425
1,455	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BB+	1,530,951
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
650	5.000%, 1/01/31, 144A	1/28 at 100.00	N/R	708,298
355	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	373,144
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
6,475	4.100%, 6/15/26, 144A	No Opt. Call	N/R	6,541,433
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,102,407
3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,659,855
1,800	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	1,870,902
385	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	399,730
1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,789,114
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	217,544
130	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24 (Pre-refunded 10/01/22) (5)	10/22 at 100.00	Baa3	136,336
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
2,430	6.000%, 3/01/22, 144A	No Opt. Call	N/R	2,507,590
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,785,022
240	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	256,781

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
$355	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	$370,166
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	468,186
250	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A	6/27 at 102.00	N/R	271,337
440	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	457,019
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
620	5.250%, 2/01/25	No Opt. Call	N/R	643,498
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,450,822
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,214,174
1,250	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/25, 144A	No Opt. Call	BB	1,317,625
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
43,035	6.250%, 8/01/27, 144A	No Opt. Call	N/R	37,719,747
355	6.750%, 8/01/31, 144A	No Opt. Call	N/R	296,744
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
23,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	21,354,174
12,615	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	11,272,386
1,690	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	1,070,125
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,950,699
3,785	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	4,218,799
15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	16,559,773
1,975	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,106,713
600	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A	No Opt. Call	BB	709,608
4,345	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,331,009
4,460	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	4,466,289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
$1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	$2,080,028
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,311,532
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	22,207,298
8,455	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	7,103,130
2,795	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,292,012
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB-	145,496
540	5.000%, 7/01/23	No Opt. Call	BBB-	572,459
17,930	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 9.000%, 6/01/29, 144A	7/22 at 100.00	N/R	17,863,659
500	Waunakee Community School District, Dane County, Wisconsin, General Obligation Bonds, Refunding Series 2016, 2.000%, 4/01/21	No Opt. Call	Aa2	502,195
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
915	3.500%, 8/01/22	No Opt. Call	N/R	919,383
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,132,217
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,293,721
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019:
1,000	4.250%, 8/01/34	8/26 at 103.00	N/R	901,960
2,300	4.500%, 8/01/39	8/26 at 103.00	N/R	2,044,217
1,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,282,595
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,688,876
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	396,662
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	905,272
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	662,376
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,293,762
1,000	5.125%, 5/01/29	5/24 at 100.00	N/R	1,021,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
$385	5.000%, 7/01/25	7/24 at 100.00	A	$443,416
670	5.000%, 7/01/26	7/24 at 100.00	A	770,031
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB-	103,534
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	103,415
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	103,313
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	103,178
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	205,672
200	5.000%, 8/15/22	No Opt. Call	A	214,702
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,035,758
525	5.000%, 3/01/25	3/24 at 100.00	BB	574,723
820	5.000%, 3/01/26	3/24 at 100.00	BB	896,777
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,193,616
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,227,813
4,020	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,220,638
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,731,650
243,035	Total Wisconsin			234,078,929
	Wyoming – 0.2%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,351,696
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,145,393
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,493,838
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,420,184
1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, LLC - University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,114,399
6,045	Total Wyoming			6,525,510
$4,128,262	Total Municipal Bonds (cost $3,894,110,371)			3,973,901,840

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 3.1%
	Electric Utilities – 3.1%
4,940,062	Energy Harbor Corp (9), (10), (11)	$126,959,595
	Total Common Stocks (cost $107,569,027)	126,959,595

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.9%
	Commercial Services & Supplies – 0.0%
$1,208	EWM P1 LLC (cash 13.750%, PIK 1.250%) (6), (8)	15.000%	9/01/28	N/R	$12
878	EWM P1 LLC (6), (8)	15.000%	9/01/28	N/R	9
205	EWM P1 LLC (6)	15.000%	9/01/28	N/R	205,072
2,291	Total Commercial Services & Supplies				205,093
	Electric Utilities – 0.2%
1,865	FirstEnergy Corp (6)	6.050%	8/15/21	N/R	2,332
1,165	FirstEnergy Corp (6)	6.800%	8/15/39	N/R	1,456
2,875	Talen Energy Supply LLC	6.500%	6/01/25	CCC+	2,343,125
1,000	Talen Energy Supply LLC	10.500%	1/15/26	CCC+	889,530
3,240	Talen Energy Supply LLC	7.250%	5/15/27	BB-	3,450,600
700	Talen Energy Supply LLC	6.625%	1/15/28	BB-	731,500
2,945	Talen Energy Supply LLC	6.000%	12/15/36	CCC+	1,534,345
13,790	Total Electric Utilities				8,952,888
	Metals & Mining – 0.7%
2,500	United States Steel Corp (12)	6.875%	8/15/25	Caa2	2,387,500
26,000	United States Steel Corp (12)	6.250%	3/15/26	Caa2	23,790,000
28,500	Total Metals & Mining				26,177,500
	Real Estate Management & Development – 0.0%
2,300	Zilkha Biomass Selma LLC (6), (8)	5.000%	8/01/28	N/R	1,564,644
25,045	Zilkha Biomass Selma LLC (6), (8)	10.000%	8/01/38	N/R	250
27,345	Total Real Estate Management & Development				1,564,894
$71,926	Total Corporate Bonds (cost $62,580,205)				36,900,375
	Total Long-Term Investments (cost $4,064,259,603)				4,137,761,810

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
10,440,977	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.080% (14)	$10,440,977
	Total Investments Purchased with Collateral from Securities Lending(cost $10,440,977)		10,440,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MUNICIPAL BONDS – 0.7%
	Florida – 0.7%
$28,220	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (15)	3/21 at 103.00	N/R	$27,687,206
	Iowa – 0.0%
950	Cedar Rapids, Iowa, Hospital Revenue Bonds, Mercy Medical Center Project, Variable Rate Demand Obligations, Series 2003 ARCs, 0.245%, 8/15/32 – AMBAC Insured (15)	No Opt. Call	A-	907,250
$29,170	Total Short-Term Investments (cost $28,680,375)			28,594,456
	Total Investments (cost $4,103,380,955) – 103.4%			4,176,797,243
	Floating Rate Obligations – (4.1)%			(163,930,000)
	Other Assets Less Liabilities – 0.7% (16)			26,201,783
	Net Assets – 100%			$4,039,069,026
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(2,279)	3/21	$(286,881,106)	$(287,527,900)	$(646,794)	$(106,828)
U.S. Treasury 10-Year Note	Short	(1,002)	3/21	(138,228,681)	(138,354,281)	(125,600)	(109,594)
Total				$(425,109,787)	$(425,882,181)	$(772,394)	$(216,422)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (17)	Current Credit Spread (18)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.33%	$10,000,000	1.000%	Quarterly	6/21/21	$(106,844)	$(109,915)	$3,071

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,939,933,188	$33,968,652	$3,973,901,840
Common Stocks	—	126,959,595	—	126,959,595
Corporate Bonds	—	35,335,460	1,564,915	36,900,375
Investments Purchased with Collateral from Securities Lending	10,440,977	—	—	10,440,977
Short-Term Investments:
Municipal Bonds	—	28,594,456	—	28,594,456
Investments in Derivatives:
Credit Default Swaps*	—	—	3,071	3,071
Futures Contracts*	(772,394)	—	—	(772,394)
Total	$9,668,583	$4,130,822,699	$35,536,638	$4,176,027,920

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,018,855.
(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(14)	The rate shown is the one-day yield as of the end of the reporting period.
(15)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(17)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(18)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.8%
	MUNICIPAL BONDS – 102.7%
	Alabama – 2.5%
$6,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	Aa1	$7,371,360
2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	2,504,720
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
1,500	4.000%, 7/01/38	7/28 at 100.00	A-	1,584,300
1,500	4.000%, 7/01/43	7/28 at 100.00	A-	1,565,835
5,445	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	Caa2	5,896,881
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	980,230
	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B:
1,500	3.000%, 6/01/50 – AGM Insured	6/30 at 100.00	A1	1,586,595
4,995	3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	5,283,361
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	1,010,640
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BB	1,178,260
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	263,512
26,190	Total Alabama			29,225,694
	Alaska – 0.6%
1,665	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019, 4.000%, 4/01/34	4/29 at 100.00	A	1,955,309
	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding One Series 2020:
2,500	5.000%, 12/01/29	No Opt. Call	A+	3,271,800
1,580	5.000%, 12/01/30	No Opt. Call	A+	2,099,362
5,745	Total Alaska			7,326,471
	Arizona – 1.8%
1,000	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,023,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
$970	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	$1,088,204
1,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,112,020
210	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A	7/29 at 100.00	BB	232,961
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	41,269
100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/50, 144A	7/28 at 100.00	BB+	103,016
400	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	459,884
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	1,046,490
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	898,290
2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32 (AMT)	7/27 at 100.00	A+	2,458,820
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
2,515	5.000%, 7/01/33	7/29 at 100.00	BBB+	3,023,080
2,000	4.000%, 7/01/45	7/29 at 100.00	BBB+	2,157,140
2,500	5.000%, 7/01/45	7/29 at 100.00	BBB+	2,911,550
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	100,110
4,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	4,155,280
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	106,151
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	26,208
18,685	Total Arizona			20,943,653
	Arkansas – 0.6%
2,500	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Caa1	2,696,825
2,430	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Caa1	2,675,916
1,500	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39	9/30 at 100.00	BBB+	1,880,295
6,430	Total Arkansas			7,253,036
	California – 13.1%
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,047,750

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$10,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	$11,196,500
725	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	835,729
1,000	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	1,134,060
160	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	196,333
2,270	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	426,805
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	1,189,800
1,215	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A, 4.000%, 4/01/44	4/30 at 100.00	BBB+	1,408,088
	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A:
8,415	3.000%, 6/01/47	6/30 at 100.00	A	8,890,195
7,335	4.000%, 6/01/50	6/30 at 100.00	A	8,570,947
	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A:
2,125	2.716%, 10/01/40	10/30 at 100.00	AAA	2,196,081
1,250	2.786%, 10/01/43	10/30 at 100.00	AAA	1,287,775
1,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	A2	1,148,310
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project, Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	100,771
505	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	540,390
4,020	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,374,122
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,011,452
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,039,360
400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	410,812
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education, Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	330,834
745	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	747,712
500	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	538,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$9,000	California State, General Obligation Bonds, Refunding Series 2007, 5.250%, 8/01/32 – AGM Insured	No Opt. Call	AA	$12,984,300
1,375	California State, General Obligation Bonds, Various Purpose Series 2020, 3.000%, 11/01/41	11/30 at 100.00	AA-	1,541,127
3,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	3,907,405
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	1,112,850
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
125	5.000%, 9/02/40	9/30 at 100.00	N/R	148,474
195	5.000%, 9/02/50	9/30 at 100.00	N/R	226,803
187	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (6)	2/21 at 100.00	N/R	177,447
1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	2/21 at 100.00	N/R	1,002,210
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	7,053,914
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Taxable Refunding Series 2019A, 4.094%, 1/15/49	1/30 at 100.00	Baa2	5,381,450
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,000	5.000%, 6/01/33	6/28 at 100.00	BBB	1,230,260
1,500	5.000%, 6/01/35	6/28 at 100.00	BB+	1,820,940
1,000	5.250%, 6/01/47	6/22 at 100.00	N/R	1,041,640
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	1/21 at 21.59	CCC-	2,753,250
1,360	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,673,902
1,500	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	A2	1,580,475
2,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43	8/27 at 100.00	Aa3	2,126,960
3,500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/48	8/29 at 100.00	AA-	3,809,365
1,600	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49	7/29 at 100.00	AA-	2,055,696
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA-	3,657,000
1,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	AA-	1,944,810
2,035	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020C, 5.000%, 7/01/37 (WI/DD, Settling 1/05/21)	7/30 at 100.00	Aa2	2,762,370

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%, 7/01/42	1/28 at 100.00	Aa3	$3,152,225
5,000	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	A1	5,332,900
1,000	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,132,850
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	1,270,932
875	Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%, 9/01/39	9/29 at 100.00	AA	1,137,798
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
1,000	5.000%, 5/01/45 (AMT)	5/29 at 100.00	A	1,235,710
1,000	5.000%, 5/01/50 (AMT)	5/29 at 100.00	A	1,227,040
3,230	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Local Water Series 2020C, 4.000%, 11/01/50	11/30 at 100.00	AA-	3,918,410
2,470	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50	11/30 at 100.00	AA-	2,996,431
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,249,152
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A+	792,848
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	875,080
4,640	Santa Clara Valley Water District Water System Refunding Revenue Bonds, Taxable Series 2020B, 2.967%, 6/01/50	6/30 at 100.00	Aa1	4,730,805
	Santa Clara Valley Water District, California, Revenue Certificates of Participation, Water Utility System Improvement Projects, Seires 2020C:
1,280	5.000%, 6/01/39	6/30 at 100.00	Aa1	1,707,302
850	5.000%, 6/01/41	6/30 at 100.00	Aa1	1,128,299
	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A:
1,445	5.000%, 6/01/45	6/30 at 100.00	Aa1	1,893,875
1,325	5.000%, 6/01/50	6/30 at 100.00	Aa1	1,725,865
3,635	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Subordinate Green Series 2020B, 2.400%, 10/01/49	4/30 at 100.00	BBB+	3,698,322
	Visalia Unified School District, Tulare County, California, General Obligation Bonds, Election 2018, Series 2020:
1,625	3.000%, 8/01/41	8/28 at 100.00	AA-	1,767,285
2,945	3.000%, 8/01/42	8/28 at 100.00	AA-	3,193,705
147,387	Total California			152,781,693

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 9.9%
$2,630	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	$2,782,803
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
1,000	4.375%, 12/01/28	12/23 at 103.00	N/R	1,067,220
1,000	5.125%, 12/01/48	12/23 at 103.00	N/R	1,063,320
2,000	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	2,421,280
1,000	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	1,044,800
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,558,935
750	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	757,538
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,061,210
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	2/21 at 100.00	N/R	500,160
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
2,900	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,071,187
1,500	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,576,890
5,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,225,300
1,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	1,059,520
1,700	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,783,198
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	416,112
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	2,279,400
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	2,452,360
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	513,920
250	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	267,363
2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	2,903,079
500	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	495,750
1,500	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,608,795

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	$1,036,000
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,240,280
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,250	5.000%, 12/01/29	12/26 at 100.00	BBB-	1,470,450
2,000	5.000%, 12/01/30	12/26 at 100.00	BBB-	2,346,080
625	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/24 at 100.00	BBB-	650,331
1,000	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,074,210
685	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/36	9/30 at 100.00	A	906,118
970	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	1,012,399
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.750%, 12/01/30	12/24 at 100.00	N/R	1,055,000
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
1,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	1,051,110
1,000	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	1,051,670
1,000	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	1,052,320
	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B:
1,650	4.000%, 3/01/45	3/30 at 100.00	AA	1,955,778
1,500	4.000%, 3/01/49	3/30 at 100.00	AA	1,759,485
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,006,980
1,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,067,100
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,124,991
2,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	2,747,350
500	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	524,130
615	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 0.000%, 12/01/50	12/25 at 103.00	N/R	489,331
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35	12/25 at 103.00	N/R	1,032,040
1,000	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,047,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	$532,265
100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	2/21 at 100.00	N/R	100,106
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	2/21 at 103.00	N/R	515,360
	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
500	5.000%, 12/01/39	3/25 at 103.00	N/R	528,360
1,000	5.000%, 12/01/49	3/25 at 103.00	N/R	1,041,420
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,049,180
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,021,310
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
2,500	5.000%, 12/01/39	12/24 at 103.00	N/R	2,694,500
6,500	5.000%, 12/01/49	12/24 at 103.00	N/R	6,946,290
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	523,720
1,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	A	1,765,110
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,339,504
1,560	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	1,623,866
980	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	1,030,911
2,000	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,098,360
1,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	1,589,190
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	521,865
2,000	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A2	2,422,980
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36	1/31 at 100.00	Baa2	602,750

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	$2,229,794
875	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	927,369
1,400	South Sloan's Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/39 – AGM Insured	12/29 at 100.00	Baa3	1,615,824
2,000	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligaiton Bonds, Subordinate Limited Tax Improvement Series 2020A-2, 4.000%, 12/01/46 – BAM Insured	12/30 at 100.00	Baa2	2,311,280
1,650	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,717,435
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,500	5.000%, 12/01/39	9/24 at 103.00	N/R	1,582,335
1,000	5.000%, 12/01/49	9/24 at 103.00	N/R	1,040,670
1,970	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	2,119,976
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
500	5.125%, 12/01/34	12/23 at 103.00	N/R	531,920
3,820	5.375%, 12/01/39	12/23 at 103.00	N/R	4,068,453
1,600	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/50	12/23 at 81.31	N/R	1,099,584
2,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	2,047,080
1,000	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,040,790
500	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	526,120
1,856	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,917,638
106,771	Total Colorado			115,334,108
	Connecticut – 0.4%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	2/21 at 100.00	Caa3	187,000
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	104,548
2,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	A2	2,155,876

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$1,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 4.000%, 5/01/36	5/30 at 100.00	A+	$1,191,190
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,099,830
4,325	Total Connecticut			4,738,444
	Delaware – 0.2%
	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,000	4.375%, 6/01/48	12/28 at 100.00	BBB	1,107,570
1,500	5.000%, 6/01/48	12/28 at 100.00	BBB	1,795,320
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BB-	34,638
2,535	Total Delaware			2,937,528
	District of Columbia – 0.2%
100	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	111,044
415	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	A+	515,957
1,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	A+	1,929,765
2,015	Total District of Columbia			2,556,766
	Florida – 9.3%
1,000	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A3	1,143,640
3,105	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.021%, 12/01/37 (3-Month LIBOR *67% reference rate + 0.870% spread) (7)	2/21 at 100.00	A3	2,973,876
345	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	363,171
1,000	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,132,540
1,500	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT)	10/29 at 100.00	A	1,693,110
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A:
1,000	5.000%, 9/01/44	9/29 at 100.00	A	1,238,580
2,000	5.000%, 9/01/49	9/29 at 100.00	A	2,462,320
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
1,500	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A	1,696,380
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,813,625

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	$259,558
3,225	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	3,501,092
255	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	265,238
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,100,550
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	107,840
50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	53,216
2,610	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (6), (8)	6/28 at 100.00	N/R	991,800
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	105,037
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	539,965
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	107,167
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/39, 144A	10/27 at 100.00	Ba2	108,473
1,500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	1,676,835
150	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	N/R	158,156
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,104,550
500	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51	5/30 at 100.00	N/R	514,020
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
1,000	4.000%, 8/15/45	2/30 at 100.00	Baa2	1,114,510
1,000	4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	A2	1,141,540
3,000	4.000%, 8/15/50	2/30 at 100.00	Baa2	3,311,190
295	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 5.000%, 5/01/35	5/29 at 100.00	N/R	349,315
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	107,115
1,250	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/40	6/27 at 100.00	BBB	1,440,363
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	518,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	$109,440
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,640,630
12,320	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	12,087,522
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
10,100	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	2/21 at 104.00	N/R	9,788,920
2,120	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	2/21 at 104.00	N/R	2,041,793
1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,036,110
500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	558,880
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
3,950	4.000%, 8/01/45	2/31 at 100.00	Baa1	4,573,744
6,875	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	7,432,494
1,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A-	1,704,015
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A1	2,502,500
180	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	196,677
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,085,460
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	109,190
2,500	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB+	2,780,550
1,670	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A, 4.000%, 10/01/39	10/30 at 100.00	A-	1,993,679
	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A:
2,000	5.000%, 7/01/46	7/29 at 100.00	AA	2,548,260
2,000	5.000%, 7/01/47	7/29 at 100.00	AA	2,545,160
	Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Refunding Series 2021B:
4,000	2.736%, 10/01/36 (WI/DD, Settling 1/07/21)	10/30 at 100.00	A+	4,095,960
1,515	2.786%, 10/01/37 (WI/DD, Settling 1/07/21)	10/30 at 100.00	A+	1,549,103
145	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	2/21 at 100.00	N/R	145,165

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	$170,941
245	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB-	296,220
100	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/29	No Opt. Call	N/R	113,996
165	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	179,772
	Sarasota National Community Development District, Florida, Special Assessment Bonds, Refunding Series 2020:
1,000	3.500%, 5/01/31	5/30 at 100.00	N/R	1,070,210
1,135	4.000%, 5/01/39	5/30 at 100.00	N/R	1,218,071
1,560	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.750%, 11/15/54	11/26 at 103.00	N/R	1,510,220
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	562,470
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
3,305	0.000%, 9/01/45	9/30 at 54.56	A+	1,422,340
4,644	0.000%, 9/01/49	9/30 at 46.08	A+	1,672,397
3,790	0.000%, 9/01/53	9/30 at 38.62	A+	1,132,755
205	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/39	7/30 at 100.00	A-	241,000
2,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A2	2,304,160
500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	541,510
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	108,969
200	4.750%, 5/01/50	5/29 at 100.00	N/R	215,074
90	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	98,319
700	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51	5/30 at 100.00	N/R	724,220
110,009	Total Florida			108,200,983
	Georgia – 1.3%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	956,205
500	7.000%, 1/01/40	1/28 at 100.00	N/R	318,765
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	A+	5,678,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	A+	$1,158,490
200	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/36	7/28 at 100.00	BBB+	249,394
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,906,215
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,836,720
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,278,970
14,200	Total Georgia			15,383,359
	Guam – 0.3%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,158,560
1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,134,628
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	Baa2	1,242,930
90	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	98,432
3,190	Total Guam			3,634,550
	Idaho – 0.1%
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	1,245,780
	Illinois – 6.5%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	513,155
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	1,186,960
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB-	1,451,733
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000	5.000%, 12/01/34	12/22 at 100.00	B1	1,031,660
1,000	4.000%, 12/01/35	12/22 at 100.00	B1	1,005,820
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB-	1,135,610
2,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA	2,479,640
780	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	938,683
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,737,500
7,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	8,606,250

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	$103,681
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32	1/26 at 100.00	A	1,187,790
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
3,305	4.000%, 1/01/35	1/30 at 100.00	A	3,919,234
3,145	4.000%, 1/01/37	1/30 at 100.00	A	3,703,395
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016G, 5.000%, 1/01/52 (AMT)	1/27 at 100.00	A	1,156,630
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	2/21 at 100.00	Ba1	1,001,150
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/30	No Opt. Call	BBB-	2,311,900
1,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A-	1,102,540
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A3	5,688,500
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	531,259
1,025	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/50	10/30 at 100.00	BBB+	1,131,949
250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (4)	10/25 at 100.00	AA-	289,175
2,500	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	3,038,875
7,980	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	A1	10,279,756
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
1,000	5.000%, 6/15/23	6/22 at 100.00	BB+	1,048,000
1,060	5.000%, 6/15/52	6/22 at 100.00	BB+	1,090,549
4,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	4,510,720
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	526,545
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BB+	1,555,000
430	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	431,501
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
2,500	5.000%, 1/01/29	No Opt. Call	AA-	3,162,625
3,000	5.000%, 1/01/30	No Opt. Call	AA-	3,858,540
66,895	Total Illinois			75,716,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.5%
$1,420	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	$1,473,917
1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A2	1,551,074
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,075,730
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	110,047
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	Caa2	1,086,110
560	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	2/21 at 100.00	Baa2	561,624
3,250	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (AMT)	7/23 at 100.00	BBB+	3,480,263
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A+	2,302,960
2,500	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	Aa2	3,034,750
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Fieldhouse Project, Series 2019B, 1.450%, 6/01/21	2/21 at 100.00	N/R	1,000,050
1,770	Northern Indiana Commuter Transportation District, Inidiana, Limited Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	AA-	2,098,477
16,010	Total Indiana			17,775,002
	Iowa – 0.4%
1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	A1	1,093,420
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	1,033,520
155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	1/21 at 103.00	B	158,770
1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,341,487
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.500%, 6/01/42	2/21 at 100.00	B-	1,013,550
4,405	Total Iowa			4,640,747
	Kansas – 0.3%
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,680	5.000%, 3/01/25	No Opt. Call	BB+	1,777,742
1,500	5.000%, 3/01/44	3/29 at 100.00	BB+	1,577,295
500	5.000%, 3/01/49	3/29 at 100.00	BB+	523,505
3,680	Total Kansas			3,878,542

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.1%
$60	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	$65,383
1,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,020,890
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	A2	1,182,590
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,500	5.000%, 7/01/27	7/25 at 100.00	Baa2	1,693,080
1,000	5.000%, 7/01/30	7/25 at 100.00	Baa2	1,108,810
2,500	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	2,939,800
1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A, 4.000%, 11/01/34	11/28 at 100.00	A1	1,167,580
2,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A	2,110,140
315	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 2.550%, 11/01/27 (Mandatory Put 5/03/21) (AMT)	No Opt. Call	A	316,902
1,475	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A	1,497,110
11,850	Total Kentucky			13,102,285
	Louisiana – 2.2%
2,785	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/34	12/29 at 100.00	BB+	3,162,813
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	294,946
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	506,915
	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,618,252
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,467,372
600	Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A	686,046
4,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,935,600
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	627,035
725	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	909,201

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	$1,233,900
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,117,640
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,537,925
1,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	1,033,010
22,390	Total Louisiana			25,130,655
	Maryland – 1.3%
2,840	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	BB-	2,685,930
205	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	218,860
150	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	161,144
1,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	2/21 at 100.00	BB-	1,009,930
500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	CCC	507,975
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	2/21 at 100.00	N/R	300,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 0.000%, 12/01/31 (6)	2/21 at 100.00	N/R	600,000
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Coveington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,030,690
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020:
255	4.000%, 7/01/45	7/30 at 100.00	Baa1	295,132
195	4.000%, 7/01/50	7/30 at 100.00	Baa1	224,281
5,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A, 5.000%, 5/01/50	No Opt. Call	AA-	7,681,000
12,645	Total Maryland			14,714,942
	Massachusetts – 1.6%
1,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-1, 5.000%, 7/01/45	7/28 at 100.00	Aa3	1,258,580
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
165	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	177,045
1,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,071,220
185	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31	7/29 at 100.00	A3	240,766

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
$4,825	5.000%, 7/01/43	7/28 at 100.00	A3	$5,840,952
2,000	5.000%, 7/01/53	7/28 at 100.00	A3	2,366,580
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,280,560
230	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	BBB+	269,284
4,000	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	AA-	4,715,840
15,405	Total Massachusetts			18,220,827
	Michigan – 0.9%
1,715	Detroit, Michigan, General Obligation Bonds, Unlimited Tax Series 2020, 5.500%, 4/01/50	4/30 at 100.00	BB-	1,980,722
3,250	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,398,103
2,000	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A, 4.000%, 2/15/50	8/29 at 100.00	A1	2,279,660
19,145	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	2,347,751
26,110	Total Michigan			10,006,236
	Minnesota – 1.0%
470	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	2/21 at 100.00	N/R	470,352
1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,495,018
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	54,181
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,218,730
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A3	2,308,180
1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,256,411
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (6)	4/26 at 100.00	N/R	20,400
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,082,910
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	290,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$840	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A3	$1,007,597
10,175	Total Minnesota			11,204,277
	Mississippi – 0.8%
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	912,820
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A-	1,143,800
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
2,000	5.000%, 10/15/32	10/28 at 100.00	A-	2,458,240
2,800	4.000%, 10/15/38	10/28 at 100.00	A-	3,153,724
1,140	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	1,272,536
7,940	Total Mississippi			8,941,120
	Missouri – 3.3%
1,075	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,079,923
5,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A-	6,066,900
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
10,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	11,975,500
2,500	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	A2	3,052,000
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
1,250	4.000%, 6/01/50	6/30 at 100.00	A+	1,451,337
4,940	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	5,079,357
1,250	4.000%, 6/01/53	6/30 at 100.00	A+	1,436,900
975	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/23	2/22 at 100.00	BBB+	1,014,868
1,433	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	1,508,599
1,783	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	1,885,368
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,948,893
33,361	Total Missouri			38,499,645
	Nevada – 1.0%
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2019B, 3.000%, 6/15/36 – AGM Insured	6/29 at 100.00	A1	2,183,600

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$4,000	Clark County, Nevada, General Obligation Bonds, Las Vegas Convention & Visitors Authority Convention Center Expansion, Limited Tax Series 2019C, 3.000%, 7/01/38	7/29 at 100.00	AA+	$4,408,920
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,017,280
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
250	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	252,995
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	162,622
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	925,100
225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	238,518
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019:
175	4.000%, 6/01/39	6/29 at 100.00	N/R	184,873
745	4.000%, 6/01/49	6/29 at 100.00	N/R	773,772
100	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	107,924
845	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	896,934
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
40	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	40,188
80	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	80,641
11,625	Total Nevada			12,273,367
	New Hampshire – 0.5%
1,744	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	1,959,502
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,037,090
865	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A	7/25 at 100.00	B	875,916
1,450	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B	1,469,271
50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	61,597
5,109	Total New Hampshire			5,403,376
	New Jersey – 3.3%
445	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa3	449,486

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	$1,063,430
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
5,315	5.000%, 6/01/29	No Opt. Call	BBB+	6,888,825
4,815	4.000%, 6/01/31	No Opt. Call	BBB+	5,959,525
1,020	3.000%, 6/01/32	No Opt. Call	BBB+	1,155,303
2,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB	2,542,016
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	BBB	4,387,920
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/50	12/28 at 100.00	BBB	1,175,120
1,090	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/45	12/30 at 100.00	BBB	1,219,983
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Taxable Series 2019B, 4.131%, 6/15/42	No Opt. Call	BBB	5,200,700
	Newark, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2020A:
1,000	5.000%, 10/01/26 – AGM Insured	No Opt. Call	A2	1,230,600
1,000	5.000%, 10/01/28 – AGM Insured	No Opt. Call	A2	1,283,760
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,000	5.000%, 11/01/45	11/30 at 100.00	Baa2	1,252,280
3,125	4.000%, 11/01/50	11/30 at 100.00	Baa2	3,565,562
1,250	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A, 5.000%, 11/01/45 – BAM Insured	11/30 at 100.00	Baa3	1,574,187
33,550	Total New Jersey			38,948,697
	New Mexico – 0.1%
1,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	1,006,140
	New York – 12.7%
2,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	1,332,160
2,015	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015 BUILD NYC CHILDRENS AID SOCIETY, 5.000%, 7/01/40	7/25 at 100.00	A+	2,253,636
2,205	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,440,737
3,445	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,460,675

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
$1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$1,044,450
3,490	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,574,772
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	Aa2	2,982,725
640	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 4.760%, 2/01/27	No Opt. Call	N/R	675,232
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	BBB+	1,193,660
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015D-1, 5.000%, 11/15/35	11/25 at 100.00	BBB+	5,591,200
4,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/33	5/24 at 100.00	BBB+	4,668,837
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
715	3.000%, 12/01/37	12/30 at 100.00	BBB+	761,682
1,000	4.000%, 12/01/46	12/30 at 100.00	BBB+	1,149,890
400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/50	1/26 at 103.00	N/R	435,408
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
3,500	4.000%, 3/01/45	9/30 at 100.00	BBB+	4,036,830
1,190	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	1,251,249
2,725	3.000%, 3/01/49	9/30 at 100.00	BBB+	2,846,099
6,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	7,591,260
1,300	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	1,567,176
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	4,831,720
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
3,500	5.000%, 6/15/48	6/30 at 100.00	AA+	4,533,375
3,125	4.000%, 6/15/50	6/30 at 100.00	AA+	3,715,406
3,500	5.000%, 6/15/50	6/30 at 100.00	AA+	4,523,540
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,000	4.000%, 7/15/41 (4)	7/29 at 100.00	Aa3	5,871,300
1,240	3.000%, 7/15/49	7/29 at 100.00	Aa3	1,307,196
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	Aa3	2,382,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010A-1, 5.508%, 8/01/37	No Opt. Call	Aa1	$6,878,050
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	Aa1	3,197,700
1,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/33	12/30 at 100.00	A3	1,685,110
1,500	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA-	1,808,760
1,200	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/40	12/28 at 100.00	AA-	1,511,064
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
1,695	4.000%, 8/01/36	8/30 at 100.00	AA-	2,060,069
2,000	4.000%, 8/01/41	8/30 at 100.00	AA-	2,385,340
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,500	1.216%, 8/01/26 (WI/DD, Settling 1/06/21)	No Opt. Call	AA-	1,518,945
1,000	1.623%, 8/01/28 (WI/DD, Settling 1/06/21)	No Opt. Call	AA-	1,019,900
1,000	1.923%, 8/01/31 (WI/DD, Settling 1/06/21)	No Opt. Call	AA-	1,022,490
1,405	2.223%, 8/01/35 (WI/DD, Settling 1/06/21)	No Opt. Call	AA-	1,432,327
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28 (WI/DD, Settling 1/06/21)	No Opt. Call	AA-	1,821,737
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,156,100
1,085	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,125,254
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	976,920
1,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A-1, 5.000%, 3/15/32	3/23 at 100.00	Aa2	1,642,890
755	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	828,665
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
3,060	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	3,110,337
2,500	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	2,536,725
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
1,120	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	1,267,515
555	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	631,263

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$100	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020A, 4.000%, 12/01/41 (AMT)	12/30 at 100.00	BBB	$115,503
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/40	12/30 at 100.00	BBB	1,182,940
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	57,182
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/23 (AMT)	No Opt. Call	BB+	1,070,980
2,600	5.000%, 1/01/34 (AMT)	1/28 at 100.00	BB+	3,058,640
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,320	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,513,433
2,060	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	2,540,722
1,080	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	1,323,583
1,130	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	1,300,506
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	A+	1,208,420
2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-one Series 2020, 4.000%, 7/15/38 (AMT)	7/30 at 100.00	A+	2,978,850
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-two Series 2020:
3,000	4.000%, 7/15/37	7/30 at 100.00	A+	3,631,890
3,000	4.000%, 7/15/38	7/30 at 100.00	A+	3,615,390
2,250	4.000%, 7/15/39	7/30 at 100.00	A+	2,704,815
1,000	4.000%, 7/15/40	7/30 at 100.00	A+	1,199,060
1,150	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54	11/30 at 100.00	AA-	1,348,892
2,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,142,300
160	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/39	10/29 at 100.00	N/R	182,013
129,210	Total New York			147,814,875
	North Carolina – 0.6%
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	AA+	3,074,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
$1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB	$1,274,740
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB	1,267,400
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB	1,648,150
5,805	Total North Carolina			7,265,215
	Ohio – 1.9%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
175	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	Baa2	203,705
1,400	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	Baa2	1,446,242
5,255	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	800,757
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
1,000	3.000%, 6/01/48	6/30 at 100.00	BBB+	1,033,170
1,250	4.000%, 6/01/48	6/30 at 100.00	BBB+	1,424,250
8,850	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	10,019,528
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,006,920
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,007,250
2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A3	2,332,660
300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	375
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	1,250
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	3,750
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	1,011,911
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	Baa2	1,097,820
295	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	344,643
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	3,856

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,765	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	$3,456
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,007,500
35,400	Total Ohio			22,749,043
	Oklahoma – 0.2%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
1,500	5.500%, 8/15/52	8/28 at 100.00	BB+	1,800,780
500	5.500%, 8/15/57	8/28 at 100.00	BB+	597,065
2,000	Total Oklahoma			2,397,845
	Oregon – 1.5%
415	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	523,282
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2020-27A:
6,295	4.000%, 7/01/40 (AMT)	7/30 at 100.00	A+	7,293,387
8,375	4.000%, 7/01/50 (AMT)	7/30 at 100.00	A+	9,479,495
15,085	Total Oregon			17,296,164
	Pennsylvania – 3.5%
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	199,753
175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	192,437
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	1,081,420
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,545,390
240	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/31	7/29 at 100.00	A	318,478
735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A+	913,260
2,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43	12/26 at 100.00	A2	2,405,440
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba3	206,634
4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2005, 5.000%, 7/01/27	No Opt. Call	A2	5,047,280
690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	741,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	$741,660
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	868,050
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,457,080
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A-	2,887,810
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	1,145,650
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	1,241,160
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	570,625
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,826,085
550	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	575,575
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
500	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	503,805
500	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	506,505
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
500	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	BBB+	598,830
1,545	4.000%, 8/01/38 – AGM Insured	8/30 at 100.00	BBB+	1,844,946
650	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	BBB+	774,287
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
2,125	5.000%, 8/01/39 – AGM Insured	8/30 at 100.00	BBB+	2,756,253
1,000	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	BBB+	1,174,400
1,560	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,809,319
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Allegheny County Community College, Series 2020:
1,215	4.000%, 3/01/35 – BAM Insured	3/30 at 100.00	A3	1,439,289
1,320	4.000%, 3/01/37 – BAM Insured	3/30 at 100.00	A3	1,552,729
1,425	4.000%, 3/01/39 – BAM Insured	3/30 at 100.00	A3	1,667,022
34,675	Total Pennsylvania			40,592,832

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico – 3.6%
$955	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	$1,042,144
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,000	5.000%, 7/01/21	No Opt. Call	CCC	2,047,500
2,500	5.000%, 7/01/22	No Opt. Call	CCC	2,634,375
5,000	5.000%, 7/01/23	2/21 at 100.00	CCC	5,012,500
1,000	5.750%, 7/01/37	7/22 at 100.00	CCC	1,063,750
1,300	5.250%, 7/01/42	7/22 at 100.00	CCC	1,369,875
30	6.000%, 7/01/47	7/22 at 100.00	CCC	31,987
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)	2/21 at 100.00	D	2,426,250
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/27 (6)	2/21 at 100.00	D	141,750
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 3.978%, 7/01/24 (6)	2/21 at 100.00	D	406,250
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.895%, 7/01/20 (6)	No Opt. Call	D	1,077,656
100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.123%, 7/01/43 (6)	7/23 at 100.00	D	83,625
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (6)	2/21 at 100.00	D	1,615,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (6)	2/21 at 100.00	D	788,750
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004I:
3,400	2.790%, 7/01/33 (6)	2/21 at 100.00	N/R	2,890,000
2,315	2.780%, 7/01/36 (6)	2/21 at 100.00	Baa3	1,901,194
1,240	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2009Q, 2.820%, 7/01/39 (6)	2/21 at 100.00	N/R	1,067,950
3,520	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2011S, 2.800%, 7/01/41 (6)	7/21 at 100.00	D	3,009,600
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
16,720	0.000%, 7/01/46	7/28 at 41.38	N/R	5,193,901
5,000	0.000%, 7/01/51	7/28 at 30.01	N/R	1,119,600
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,701,400
59,130	Total Puerto Rico			41,625,057
	South Carolina – 1.1%
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,140,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA-	$3,017,275
1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,191,810
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,967,097
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,663,410
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,269,550
2,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	A	2,119,220
250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	261,445
10,980	Total South Carolina			12,630,487
	South Dakota – 0.4%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,252,894
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,068,902
3,945	Total South Dakota			4,321,796
	Tennessee – 1.2%
1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	Baa1	1,086,730
1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 5.000%, 11/15/37	2/29 at 100.00	A	1,248,260
3,060	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/45	10/30 at 100.00	Aa2	4,044,708
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	983,720
	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Public Improvement Revenue Bonds, MLS Project, Series 2020:
2,100	3.019%, 8/01/40	8/30 at 100.00	Aa3	2,176,965
4,465	3.169%, 8/01/51	8/30 at 100.00	Aa3	4,571,178
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%, 6/15/47, 144A (6)	6/27 at 100.00	N/R	60,000
12,725	Total Tennessee			14,171,561

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 4.9%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
$1,360	5.000%, 1/01/31	1/27 at 100.00	BBB-	$1,420,425
1,870	5.000%, 1/01/32	1/27 at 100.00	BBB-	1,954,599
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
1,500	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A	1,856,205
1,000	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A	1,229,350
50	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	54,002
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
2,000	4.000%, 10/01/45	4/30 at 100.00	A2	2,371,880
2,500	4.000%, 10/01/49	4/30 at 100.00	A2	2,947,375
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	103,696
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	2,133,360
4,285	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	4,817,111
1,525	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	1,714,314
2,700	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	BB-	3,034,260
7,800	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 11/15/36	11/26 at 100.00	Aa2	9,559,056
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/32	9/24 at 100.00	A	1,087,310
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	253,883
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	556,700
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	555,715
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,063,360
610	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (AMT)	12/23 at 103.00	N/R	596,769
275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (6), (8)	1/26 at 102.00	N/R	11,994
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,393

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	$120,350
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	2,531,440
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	109,495
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	113,064
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.286%, 9/01/40 – AGM Insured (WI/DD, Settling 1/06/21)	9/30 at 100.00	A2	461,421
350	3.416%, 9/01/50 – AGM Insured (WI/DD, Settling 1/06/21)	9/30 at 100.00	A2	361,911
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/45 (6)	11/25 at 100.00	N/R	600,000
5,000	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Taxable Refunding Senior Lien Series 2019B, 3.922%, 12/31/49	No Opt. Call	Baa2	5,728,900
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,460	4.000%, 6/30/36	12/30 at 100.00	BBB-	2,931,926
2,250	4.000%, 6/30/39	12/30 at 100.00	BBB-	2,646,135
	Texas Public Finance Authority, Lease Revenue Bonds, Texas Facilities Commission, Taxable Refunding Series 2020:
1,125	1.780%, 2/01/32	2/31 at 100.00	AA+	1,144,294
2,000	2.517%, 2/01/41	2/31 at 100.00	AA+	2,026,020
1,090	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A3	1,187,021
50,895	Total Texas			57,309,734
	Utah – 0.3%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (6)	12/27 at 100.00	N/R	206,270
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
1,000	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A	1,205,150
1,000	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	1,217,450
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,022,170
3,250	Total Utah			3,651,040

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.0%
$465	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	2/21 at 100.00	Caa3	$466,841
	Virginia – 1.2%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
355	4.000%, 7/01/40	7/30 at 100.00	A+	426,483
85	4.000%, 7/01/45	7/30 at 100.00	A+	100,536
250	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	258,330
275	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35	10/29 at 100.00	Baa2	320,576
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	3,126,750
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,178,331
975	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	1,013,132
1,000	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	1,068,700
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	124,136
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
1,280	4.000%, 1/01/45	7/27 at 103.00	A	1,425,395
2,380	4.000%, 1/01/51	7/27 at 103.00	A	2,631,400
1,470	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A	No Opt. Call	N/R	1,936,034
12,270	Total Virginia			13,609,803
	Washington – 0.9%
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,966,262
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,273,461
530	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	397,500
245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT)	1/28 at 100.00	N/R	183,750
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	BBB+	3,499,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	$1,120,330
200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	215,322
1,855	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2017B, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,264,825
9,515	Total Washington			10,920,830
	West Virginia – 0.6%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	106,612
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,032,490
4,810	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	4,998,263
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	1,237,860
6,910	Total West Virginia			7,375,225
	Wisconsin – 2.0%
105	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	108,841
125	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	127,974
420	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A	No Opt. Call	Ba1	453,957
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	162,755
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
100	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	105,111
230	5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	238,225
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	268,557
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	100,670

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$3	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	$80
3	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	69
3	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	66
3	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	62
2	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	60
3	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	74
3	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	72
3	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	68
3	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	65
3	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	62
151	0.000%, 7/01/56, 144A (6)	3/28 at 100.00	N/R	113,664
3	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	67
3	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	64
3	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	61
3	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	58
3	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	56
3	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	53
3	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	50
3	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	48
3	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	46
3	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	47
35	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	527
750	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A	6/27 at 102.00	N/R	811,905
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,003,450
275	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%, 1/01/45	1/30 at 100.00	A3	313,486
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,727,229
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,081,256
2,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,779,040
105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	97,522
500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	543,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
$180	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	$151,220
865	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	709,335
980	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49 (5)	1/28 at 100.00	N/R	631,002
2,000	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,220,040
1,100	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,159,367
1,210	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	1,353,058
30	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (6)	12/28 at 100.00	N/R	15,216
2,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49	12/29 at 100.00	A1	2,629,750
22,670	Total Wisconsin			22,907,705
$1,145,562	Total Municipal Bonds (cost $1,140,479,702)			1,198,130,301

Shares	Description (1)	Value
	COMMON STOCKS – 0.7%
	Electric Utilities – 0.7%
329,146	Energy Harbor Corp (9), (10), (11)	$8,459,052
	Total Common Stocks (cost $7,119,140)	8,459,052

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.4%
	Commercial Services & Supplies – 0.0%
$57	EWM P1 LLC (cash 13.750%, PIK 1.250%) (6), (8)	15.000%	9/01/28	N/R	$1
41	EWM P1 LLC (6), (8)	15.000%	9/01/28	N/R	—
9	EWM P1 LLC (6)	15.000%	9/01/28	N/R	9,616
107	Total Commercial Services & Supplies				9,617
	Health Care Providers & Services – 0.2%
2,740	Tower Health	4.451%	2/01/50	BB+	2,285,350
	Metals & Mining – 0.2%
3,000	United States Steel Corp	6.250%	3/15/26	Caa2	2,745,000
	Real Estate Management & Development – 0.0%
295	Zilkha Biomass Selma LLC (6), (8)	10.000%	8/01/38	N/R	3
$6,142	Total Corporate Bonds (cost $5,297,084)				5,039,970
	Total Long-Term Investments (cost $1,152,895,926)				1,211,629,323

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MUNICIPAL BONDS – 0.1%
	Florida – 0.1%
$1,150	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (12)	3/21 at 103.00	N/R	$1,128,288
$1,150	Total Short-Term Investments (cost $1,150,000)			1,128,288
	Total Investments (cost $1,154,045,926) – 103.9%			1,212,757,611
	Floating Rate Obligations – (4.1)%			(47,955,000)
	Other Assets Less Liabilities – 0.2% (13)			2,234,332
	Net Assets – 100%			$1,167,036,943
Investments in Derivatives
Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (14)	Current Credit Spread (15)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	3.33%	$2,500,000	1.000%	Quarterly	6/21/21	$(26,711)	$(27,258)	$547

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,197,126,507	$1,003,794	$1,198,130,301
Common Stocks	—	8,459,052	—	8,459,052
Corporate Bonds	—	5,039,966	4	5,039,970
Short-Term Investments:
Municipal Bonds	—	1,128,288	—	1,128,288
Investments in Derivatives:
Credit Default Swaps*	—	—	547	547
Total	$ —	$1,211,753,813	$1,004,345	$1,212,758,158

*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    December 31, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Common Stock received as part of the bankruptcy settlements for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(14)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(15)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.